UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08767

UBS Money Series

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Asset Management

1285 Avenue of the Americas

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: April 30

Date of reporting period: April 30, 2017

Item 1. Reports to Stockholders.

UBS Liquid Assets Government Fund

Annual Report  |  April 30, 2017

UBS Liquid Assets Government Fund

June 16, 2017

Dear Shareholder,

We present you with the annual report for UBS Liquid Assets Government Fund (the “Fund”) for the 12 months ended April 30, 2017 (the “reporting period”).

Performance

In December 2016, the US Federal Reserve Board (the “Fed”) raised the federal funds rate from a range between 0.25% and 0.50% to a range between 0.50% and 0.75%. In March 2017, rates were raised to a range between 0.75% and 1.00%. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) While the yields on a wide range of short-term investments moved higher over the period, yields still remained low by historical comparison. As a result, the Fund’s yield remained low during the reporting period.

The seven-day current yield for the Fund as of April 30, 2017 was 0.73%, compared to 0.26% on April 30, 2016. (in both cases, after fee waivers/

expense reimbursements). (For more information on the Fund’s performance, refer to “Yields and characteristics at a glance” on page 4.)

An interview with Portfolio Manager Robert Sabatino

Q.	How would you describe the economic environment during the reporting period?
A.	The US economy faced a number of headwinds but overcame these challenges and continued to expand during the reporting period. That being said, the overall pace of growth was fairly tepid. The US Commerce Department reported that gross domestic product (“GDP”) grew at a 1.4% seasonally adjusted annualized rate during the second quarter of 2016. GDP growth then improved to a 3.5% rate during the third quarter of 2016—the strongest reading since the third quarter of 2014. GDP growth then moderated to a 2.1% rate during the fourth quarter. Finally, first quarter 2017 GDP grew at a 1.2% rate based on the US Commerce Department’s second estimate.[1]

Q.	How did the Fed react to the economic environment?
A.	Prior to the beginning of the reporting period, after taking its first step toward normalizing monetary policy in late 2015, the Fed kept the fed funds rate unchanged until December 2016, when it increased rates by 0.25% to a range between 0.50% and 0.75%. After keeping rates unchanged at its first meeting in 2017, the Fed again raised rates 0.25% to a range between 0.75% and 1.00% at its meeting that concluded on March 15, 2017. In its statement following the March meeting the Fed said, “The Committee expects that economic conditions will evolve in a manner that will warrant gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run. However, the actual path of the federal funds rate will depend on the economic outlook as informed by incoming data.” At its meeting in June 2017, after the end of the reporting period, the fed raised rates 0.25% to a range between 1.00% and 1.25%.

Q.	How did you position the Fund over the fiscal year?
A.	We tactically adjusted the Fund’s weighted average maturity (WAM)—which is the weighted average maturity of the securities in the portfolio—throughout the 12-month review period. When the reporting period began, the Fund had a WAM of 48 days. By the end of the period the Fund’s WAM was 57 days.

UBS Liquid Assets Government Fund

Investment goal:

Provide as high a level of current interest income as is consistent with maintaining liquidity and principal stability

Portfolio Managers:

Robert Sabatino

David J. Walczak UBS Asset Management (Americas) Inc.

Commencement:

February 14, 2000

Dividend payments:

Monthly

[1]	Based on the Commerce Department’s second estimate announced on May 26, 2017, after the reporting period had ended.

1

UBS Liquid Assets Government Fund

Q.	What level of portfolio diversification did you maintain during the reporting period?
A.	At the issuer level, we maintained a high level of diversification over the twelve-month period, investing in smaller positions with the goal of reducing risk and keeping the Fund highly liquid.

Q.	What types of securities did you emphasize over the period?
A.	Several adjustments were made to the Fund’s sector positioning during the 12-month period. We slightly increased the Fund’s exposures to US government and agency obligations. Conversely, we reduced the Fund’s allocation to repurchase agreements. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

Q.	What factors do you believe will affect the Fund over the coming months?
A.	We believe the US economy has enough momentum to continue expanding, albeit at a relatively modest pace. In our view, inflation will remain fairly well contained. In such an environment, we believe the Fed will be true to its word and take a slow and deliberate pace in terms of raising interest rates. We anticipate continuing to manage the Fund focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Mark E. Carver President—UBS Money Series UBS Liquid Assets Government Fund Managing Director UBS Asset Management (Americas) Inc.	David J. Walczak Portfolio Manager—UBS Money Series UBS Liquid Assets Government Fund Executive Director UBS Asset Management (Americas) Inc.

Robert Sabatino Portfolio Manager—UBS Money Series UBS Liquid Assets Government Fund Managing Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the 12 month period ended April 30, 2017. The views and opinions in the letter were current as of June 16, 2017. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Website at www.ubs.com/am-us.

2

UBS Liquid Assets Government Fund

Understanding your Fund’s expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees (unless waived) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2016 to April 30, 2017.

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs–for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The example does not reflect any investment program fees (e.g., ACCESSSM program fees) as these are external to the Fund and relate to the particular program chosen by the investor.

	Beginning account value November 1, 2016	Ending account value[1] April 30, 2017	Expenses paid during period[2] 11/01/16 to 04/30/17	Expense ratio during the period
Actual	$1,000.00	$1,002.60	$0.20	0.04%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.60	0.20	0.04

[1]	“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.
[2]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

3

See accompanying notes to financial statements.

UBS Liquid Assets Government Fund

Yields and characteristics at a glance—April 30, 2017 (unaudited)

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.73%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.73
Seven-day current yield before fee waivers and/or expense reimbursements[1]	0.67
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	0.67
Weighted average maturity[2]	57 days

Portfolio composition[3]
US government and agency obligations	85.6%
Repurchase agreements	9.0
Other assets less liabilities	5.4
Total	100.0%

You could lose money by investing in UBS Liquid Assets Government Fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, the fund cannot guarantee it will do so. An investment in UBS Liquid Assets Government Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Liquid Assets Government Fund’s sponsor has no legal obligation to provide financial support to UBS Liquid Assets Government Fund, and you should not expect that the fund’s sponsor will provide financial support to UBS Liquid Assets Government Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.
[2]	The Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[3]	Weightings represent percentages of the Fund’s net assets as of the date indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

4

UBS Liquid Assets Government Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
US government and agency obligations—85.64%
Federal Farm Credit Bank
0.770%, due 10/27/17[1]	$9,000,000	$8,965,543
0.889%, due 05/08/17[2]	20,000,000	20,001,455
0.976%, due 05/21/17[2]	9,000,000	9,001,871
1.002%, due 05/27/17[2]	2,000,000	2,000,366
1.034%, due 06/02/17[2]	3,790,000	3,795,102
1.044%, due 05/08/17[2]	5,000,000	4,999,466
1.085%, due 05/29/17[2]	15,000,000	15,000,000
Federal Home Loan Bank
0.545%, due 05/03/17[1]	14,000,000	13,999,576
0.545%, due 05/05/17[1]	14,000,000	13,999,152
0.550%, due 05/16/17[1]	14,000,000	13,996,792
0.550%, due 05/22/17[1]	31,000,000	30,990,054
0.590%, due 06/30/17[1]	10,000,000	9,990,167
0.610%, due 07/14/17[1]	22,000,000	21,972,414
0.615%, due 07/17/17[1]	27,000,000	26,964,484
0.625%, due 05/30/17	28,000,000	28,001,557
0.625%, due 07/25/17	10,000,000	9,999,746
0.629%, due 05/04/17[1]	22,000,000	21,998,863
0.630%, due 05/23/17[1]	10,000,000	9,996,150
0.630%, due 08/03/17[1]	4,000,000	3,993,420
0.640%, due 08/01/17[1]	10,000,000	9,983,644
0.654%, due 05/09/17[2]	15,000,000	15,001,115
0.688%, due 05/08/17[2]	20,000,000	20,000,000
0.730%, due 06/02/17[1]	20,000,000	19,987,022
0.730%, due 07/03/17[1]	20,000,000	19,974,450
0.732%, due 05/17/17[2]	10,000,000	10,000,000
0.750%, due 10/18/17[1]	10,000,000	9,964,583
0.755%, due 05/10/17[1]	30,000,000	29,994,337
0.770%, due 05/24/17[1]	20,000,000	19,990,161
0.770%, due 05/30/17[1]	13,000,000	12,991,936
0.770%, due 06/08/17[1]	30,000,000	29,975,617
0.770%, due 06/12/17[1]	30,000,000	29,973,050
0.770%, due 06/14/17[1]	15,000,000	14,985,883
0.780%, due 06/09/17[1]	53,000,000	52,955,356
0.780%, due 06/15/17[1]	30,000,000	29,970,750
0.780%, due 06/20/17[1]	30,000,000	29,967,500
0.800%, due 07/05/17[1]	28,000,000	27,959,556
0.814%, due 05/18/17[2]	30,000,000	30,000,000
0.825%, due 07/11/17[1]	22,000,000	21,964,204
0.825%, due 07/24/17[1]	36,000,000	35,930,700
0.839%, due 05/16/17[2]	13,000,000	13,000,479
0.879%, due 05/14/17[2]	8,000,000	8,000,000
0.896%, due 07/16/17[2]	10,000,000	10,000,000
0.933%, due 06/26/17[2]	11,000,000	10,998,850
0.970%, due 11/13/17[1]	9,000,000	8,952,470
0.975%, due 10/25/17[1]	10,000,000	9,952,063
0.978%, due 05/12/17[2]	10,000,000	9,999,009
1.003%, due 05/28/17[2]	1,950,000	1,949,849
1.021%, due 12/07/17[1]	33,000,000	32,798,333
1.036%, due 05/06/17[2]	13,000,000	13,007,022
1.080%, due 07/10/17[2]	10,000,000	9,999,767
1.090%, due 07/27/17[2]	13,000,000	13,011,906
Federal Home Loan Mortgage Corp. 0.520%, due 05/17/17[1]	13,000,000	12,996,996
0.560%, due 06/01/17[1]	9,000,000	8,995,660

Security description	Face Amount	Value
US government and agency obligations—(concluded)
Federal National Mortgage Association 0.609%, due 06/01/17[1]	$5,000,000	$4,997,431
1.128%, due 07/11/17[2]	6,500,000	6,500,000
US Treasury Bills 0.790%, due 07/06/17[1]	30,000,000	29,956,550
0.892%, due 09/28/17[1]	15,000,000	14,944,250
US Treasury Notes 0.625%, due 05/31/17	5,000,000	4,999,741
0.750%, due 10/31/17	13,000,000	12,995,946
0.750%, due 01/31/18	7,000,000	6,993,975
0.875%, due 08/15/17	30,000,000	30,001,673
0.875%, due 11/30/17	13,000,000	13,001,445
0.875%, due 01/31/18	5,000,000	5,001,013
0.992%, due 05/01/17[2]	10,000,000	10,001,205
0.996%, due 05/01/17[2]	12,100,000	12,100,727
1.012%, due 05/01/17[2]	18,000,000	18,003,016
1.875%, due 08/31/17	5,000,000	5,019,616
1.875%, due 10/31/17	13,000,000	13,064,923
Total US government and agency obligations (cost—$1,092,479,957)		1,092,479,957

Repurchase agreements—8.99%
Repurchase agreement dated 04/28/17 with Goldman Sachs & Co., 0.790% due 05/01/17, collateralized by $10,951,387 US Treasury Bond STRIP, zero coupon due 02/15/25; (value—$9,180,000); proceeds: $9,000,593	9,000,000	9,000,000
Repurchase agreement dated 04/28/17 with Mitsubishi UFJ Securities USA, Inc., 0.780% due 05/01/17, collateralized by $139,093,609 Federal Home Loan Mortgage Corp. obligations, 2.250% to 4.000% due 03/15/26 to 12/15/45 and $62,730,362 Federal National Mortgage Association obligations, 2.500% to 4.000% due 06/25/33 to 01/25/47; (value—$107,100,000); proceeds: $105,006,825	105,000,000	105,000,000
Repurchase agreement dated 04/28/17 with State Street Bank and Trust Co., 0.050% due 05/01/17, collateralized by $665,764 US Treasury Note, 2.000% due 08/31/21; (value—$674,968); proceeds: $660,003	660,000	660,000
Total repurchase agreements (cost—$114,660,000)		114,660,000
Total investments (cost—$1,207,139,957 which approximates cost for federal income tax purposes)—94.63%		1,207,139,957

Other assets in excess of liabilities—5.37%		68,446,915
Net assets—100.00%		$1,275,586,872

5

UBS Liquid Assets Government Fund

Portfolio of investments—April 30, 2017

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$1,092,479,957	$—	$1,092,479,957
Repurchase agreements	—	114,660,000	—	114,660,000
Total	$—	$1,207,139,957	$—	$1,207,139,957

At April 30, 2017, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2017 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

Portfolio acronym

STRIP	Separate Trading of Registered Interest and Principal of Securities

6

UBS Liquid Assets Government Fund

Statement of assets and liabilities

April 30, 2017

Assets:
Investments, at value (cost—$1,207,139,957)	$1,207,139,957
Cash	332
Receivable for investment sold	67,000,000
Receivable for interest	1,721,597
Other assets	57,844
Total assets	1,275,919,730

Liabilities:
Dividends payable to shareholders	177,396
Trustee fee payable	124
Other accrued expenses	155,338
Total liabilities	332,858

Net assets:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$1,275,588,633
Accumulated net realized loss	(1,761)
Net assets	$1,275,586,872
Shares outstanding	1,275,585,071
Net asset value per share	$1.00

See accompanying notes to financial statements.

7

UBS Liquid Assets Government Fund

Statement of operations

For the year ended April 30, 2017
Investment income:
Interest	$4,977,891
Expenses:
Investment advisory and administration fees	605,289
Professional fees	112,224
Custody and accounting fees	92,825
Transfer agency fees	89,713
State registration fees	47,370
Trustees’ fees	36,831
Reports and notices to shareholders	30,808
Insurance expense	19,195
Other expenses	38,683
Total expenses	1,072,938
Fee waivers by investment advisor and administrator	(605,289)
Net expenses	467,649
Net investment income	4,510,242
Net realized gain	13
Net increase in net assets resulting from operations	$4,510,255

See accompanying notes to financial statements.

8

UBS Liquid Assets Government Fund

Statement of changes in net assets

	For the years ended April 30,
	2017	2016
From operations:

Net investment income	$4,510,242	$1,024,361
Net realized gain	13	7,523
Net increase in net assets resulting from operations	4,510,255	1,031,884
Dividends and distributions to shareholders from:

Net investment income	(4,510,242)	(1,024,361)
Net realized gains	—	(6,771)
Total dividends and distributions to shareholders	(4,510,242)	(1,031,132)
Net increase in net assets from beneficial interest transactions	646,667,430	201,747,110
Net increase in net assets	646,667,443	201,747,862
Net assets:

Beginning of year	628,919,429	427,171,567
End of year	$1,275,586,872	$628,919,429
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements.

9

UBS Liquid Assets Government Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.004	0.002	0.001	0.001	0.001
Net realized gain	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.004	0.002	0.001	0.001	0.001
Dividends from net investment income	(0.004)	(0.002)	(0.001)	(0.001)	(0.001)
Distributions from net realized gains	—	(0.000)[1]	—	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.004)	(0.002)	(0.001)	(0.001)	(0.001)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.42%	0.18%[3]	0.08%	0.11%[4]	0.15%
Ratios to average net assets:
Expenses before fee waivers	0.11%	0.13%	0.12%	0.11%	0.11%
Expenses after fee waivers	0.05%	0.07%	0.07%	0.07%	0.08%
Net investment income	0.45%	0.19%	0.08%	0.10%	0.14%
Supplemental data:
Net assets, end of year (000’s)	$1,275,587	$628,919	$427,172	$501,483	$845,206

[1]	Amount represents less than $0.0005 per share.
[2]	Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[3]	Effective April 15, 2016, the fund changed from being a “prime” money market fund able to invest in a wide range of governmental and nongovernmental debt securities to being a “government” money market fund focusing its investments in US government securities and related repurchase agreements backed by such securities; therefore, performance for prior periods reflects a different investment focus.
[4]	In August 2013, UBS Asset Management (Americas) Inc. made a voluntary cash payment of $57,843 to the fund in order to address a differential between the number of shares outstanding and the fund’s net assets. The differential was attributed to historical, embedded capital losses that were experienced by the fund over several years prior to the credit crisis of 2008. Payment from investment advisor had no impact on the Fund’s total investment return and represents less than $0.0005 per share.

See accompanying notes to financial statements.

10

UBS Liquid Assets Government Fund

Notes to financial statements

Organization and significant accounting policies

UBS Liquid Assets Government Fund (the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty series. The financial statements for the other series of the Trust are not included herein.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In August 2014, the FASB issued Accounting Standard Update No. 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40): “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern” (“ASU 2014-15”). The update provides guidance about management’s responsibility to evaluate whether there is substantial doubt about the entity’s ability to continue as a going concern and to provide related footnote disclosure. Management has evaluated relevant conditions and events, which are known and reasonably knowable, and has determined that there are no conditions and events that raise substantial doubt about the Fund’s ability to continue as a going concern.

The following is a summary of significant accounting policies:

Valuation of investments: Under Rule 2a-7 under the 1940 Act, the Fund has adopted a policy to operate as a “government money market fund”. Under Rule 2a-7 under the 1940 Act, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As a “government money market fund”, the Fund values its investments at amortized cost unless the Fund’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

11

UBS Liquid Assets Government Fund

Notes to financial statements

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

Constant net asset value per share: The Fund attempts to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share. The Fund has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. The Fund has adopted a policy to operate as a “government money market fund” and as such the Fund is permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates: By operating as a “government money market fund”, the Fund is exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject the Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements: The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 of the 1940 Act or the Fund’s investment strategies and limitations may require the Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risks.

The Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM, in accordance with an exemptive order granted by the SEC pursuant to Section 17(d) of the 1940 Act and Rule 17d-1 thereunder. Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

12

UBS Liquid Assets Government Fund

Notes to financial statements

Investment transactions and investment income: Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk: The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates

The Fund’s Board of Trustees has approved an investment advisory and administration contract (the “Advisory Contract”) with UBS AM, under which UBS AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS AM an investment advisory and administration fee, which is accrued daily and paid monthly. Where the services are provided directly by UBS AM or an affiliate, the fee will be limited to reimbursement of UBS AM’s direct advisory/administrative costs and expenses and will exclude any profit or overhead charges. Where UBS AM arranges for an unaffiliated person to provide services, the Fund will reimburse UBS AM for the cost of the services provided by the unaffiliated person, but no additional profit or overhead charge will be included or the Fund will pay the service provider directly. UBS AM has advised the Fund that for the year ended April 30, 2017 its direct advisory/administrative costs and expenses approximate an annual rate of 0.06% of the average daily net assets of the Fund. These expenses are estimated amounts in addition to other expenses of the Fund. To the extent such fees are not waived, UBS AM periodically will review Fund expenses in an effort to confirm that only direct costs and expenses are paid to UBS AM by the Fund.

For the year ended April 30, 2017, UBS AM waived its entire fee for its direct advisory/administrative costs and expenses; such amount is not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions, resulting in him being an interested trustee of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the year ended April 30, 2017, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having an aggregate value of $69,961,031. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Fund’s investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

13

UBS Liquid Assets Government Fund

Notes to financial statements

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the years ended April 30,
	2017	2016
Shares sold	8,134,821,381	6,744,926,443
Shares repurchased	(7,492,341,775)	(6,544,116,819)
Dividends reinvested	4,187,824	937,486
Net increase in shares outstanding	646,667,430	201,747,110

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal years ended April 30, 2017 and April 30, 2016 was ordinary income.

At April 30, 2017, the components of accumulated earnings on a tax basis were undistributed ordinary income of $175,635.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by a Fund after December 22, 2010 may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. The Act requires that postenactment net capital losses be used before pre-enactment net capital losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. At April 30, 2017, the Fund had no capital loss carryforwards.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of April 30, 2017, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. It is the Fund’s policy to record any significant foreign tax exposures on the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2017, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

14

UBS Liquid Assets Government Fund

Report of Ernst & Young LLP, independent registered public accounting firm

To the Board of Trustees and Shareholders of UBS Money Series—UBS Liquid Assets Government Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of UBS Liquid Assets Government Fund (one of the series constituting UBS Money Series (the “Fund”)) as of April 30, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2017, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Liquid Assets Government Fund at April 30, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

June 29, 2017

15

UBS Liquid Assets Government Fund

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

In addition, the Fund discloses, on a monthly basis: (a) a complete schedule of its portfolio holdings; and (b) information regarding its weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. Investors also may find additional information about the Fund at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

16

UBS Liquid Assets Government Fund

Supplemental information (unaudited)

Board of Trustees & Officers

The Fund is governed by a Board of Trustees which oversees the Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Fund’s Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Name, Address, and age	Position(s) held with trust	Term of office† and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorships held by Trustee
Meyer Feldberg††; 75 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee	Since 1998	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since 2005). Professor Feldberg also served as president of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promoted interaction with other cities around the world) (2007-2014). Prior to 2004, he was Dean and Professor of Management and Ethics of the Graduate School of Business at Columbia University (since 1989). From 1992 to 2016, Professor Feldberg was a director of Macy’s, Inc. (operator of department stores). From 1997 to 2017, Professor Feldberg was a director of Revlon, Inc. (cosmetics).	Professor Feldberg is a director or trustee of 15 investment companies (consisting of 55 portfolios) for which UBS AM or an affiliate serves as investment advisor or manager.	Professor Feldberg is also a director of the New York City Ballet.

17

UBS Liquid Assets Government Fund

Supplemental information (unaudited)

Independent Trustees

Name, Address, and age	Position(s) held with trust	Term of office† and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorships held by Trustee
Richard Q. Armstrong; 81 c/o Keith A. Weller Assistant Fund Secretary UBS Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee); Since 2004 (Chairman of the Board of Trustees)	Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since 1991 and principal occupation since 1995). Mr. Armstrong was president or chairman of a number of international packaged goods companies (responsible for such brands as Canada Dry, Dr. Pepper, Adirondack Beverages, and Moët Hennessey, among many others) (from 1982 to 1995).	Mr. Armstrong is a director or trustee of 10 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.	None
Alan S. Bernikow; 76 207 Benedict Ave. Staten Island, NY 10314	Trustee	Since 2005	Mr. Bernikow is retired. Previously, he was deputy chief executive officer at Deloitte & Touche (international accounting and consulting firm). From 2003 to March 2017, Mr. Bernikow was also a director of Destination XL Group, Inc. (menswear) (and served as a member of its nominating and corporate governance committee).	Mr. Bernikow is a director or trustee of 10 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of its compensation committee), the lead director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee). He is also the lead director of FCB Financial Holdings, Inc. (banking) (and serves as the chair of its audit committee and member of the nominating and governance committee and compensation committee).
Richard R. Burt; 70 McLarty Associates 900 17th Street NW, Washington, D.C. 20006	Trustee	Since 1998	Mr. Burt is a managing director of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009. Prior to 2007, he was chairman of Diligence Inc. (international information and risk management firm).	Mr. Burt is a director or trustee of 10 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe, Russia and Turkey Fund, Inc., The European Equity Fund, Inc. and The New Germany Fund, Inc. (and serves as a member of each such fund’s audit, nominating and governance committees).
Bernard H. Garil; 76 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a director or trustee of 10 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Garil is also a director of OFI Global Trust Company (commercial trust company), The Leukemia & Lymphoma Society (voluntary health organization) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

18

UBS Liquid Assets Government Fund

Supplemental information (unaudited)

Independent Trustees (concluded)

Name, Address, and age	Position(s) held with trust	Term of office† and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorships held by Trustee
Heather R. Higgins; 57 c/o Keith A. Weller Assistant Fund Secretary UBS Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or has served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).	Ms. Higgins is a director or trustee of 10 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.	None
David Malpass; 61 c/o Keith A. Weller Assistant Fund Secretary UBS Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee	Since 2014	Mr. Malpass is the president and founder of Encima Global, LLC (economic research and consulting) (since 2008). From 1993 until 2008, he was Chief Economist and Senior Managing Director of Bear, Stearns & Co. (financial services firm).	Mr. Malpass is a director or trustee of 10 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Malpass is also a director of New Mountain Finance Corp. (business development company) (and serves as a member of its audit committee).

19

UBS Liquid Assets Government Fund

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Joseph Allessie*; 51	Chief Compliance Officer	Since 2014	Mr. Allessie is a managing director (since 2015) (prior to which he was an executive director (from 2007 to 2015)) at UBS AM and UBS Asset Management (US) Inc. (collectively, “UBS AM—Americas region”). Mr. Allessie is head of compliance and operational risk control for the UBS Asset Management Division in the Americas with oversight for traditional and alternative investment businesses in Canada, the US and Cayman Islands. Prior to that he served as deputy general counsel of UBS AM—Americas region (from 2005 to 2014). Mr. Allessie is the chief compliance officer (prior to which he was interim chief compliance officer (from January to July 2014)) and had served as a vice president and assistant secretary (from 2005 to 2016) of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
Rose Ann Bubloski*; 49	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director (from 2008 to 2012)) and senior manager of registered fund product control of UBS AM—Americas region. She is vice president and assistant treasurer of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
Mark E. Carver*; 53	President	Since 2010	Mr. Carver is a managing director and head of product development and management for UBS AM—Americas region (since 2008). In this role, he oversees product development and management for both wholesale and institutional businesses. He is a member of the Americas Management Committee (since 2008) and the Regional Operating Committee (since 2008). Mr. Carver is president of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
Lisa N. DiPaolo*; 39	Vice President	Since 2015	Ms. DiPaolo is a director (since 2008) and portfolio manager (since 2015) at UBS AM—Americas region. Ms. DiPaolo joined UBS AM—Americas region in 2000 and has been a municipal securities analyst on the tax-free fixed income team. Ms. DiPaolo is a vice president of four investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Thomas Disbrow*; 51	Vice President and Treasurer	Since 2000 (Vice President); Since 2004 (Treasurer)	Mr. Disbrow is a managing director (since 2011) (prior to which he was an executive director (from 2007 to 2011)) and since January 2016 is global head of registered fund product control (prior to which he was head of the North American fund treasury administration department of UBS AM—Americas region (from 2011-2015)). Mr. Disbrow is a vice president and treasurer and/or principal accounting officer of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
Elbridge T. Gerry III*; 60	Vice President	Since 1999	Mr. Gerry is a managing director and co-head of municipal investments of UBS AM—Americas region (head from 2001 to June 2017; co-head from June 2017 to present). Mr. Gerry is a vice president of four investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Charles W. Grande*; 53	Vice President	Since May 2017	Mr. Grande is a managing director, co-head of municipal investments (since June 2017) and head of municipal credit research (since 2009) with UBS AM—Americas region. Mr. Grande is a vice president of two investment companies (consisting of 25 portfolios) for which UBS AM serves as investment advisor or manager.
Mark F. Kemper**; 59	Vice President and Secretary	Since 2004	Mr. Kemper is a managing director and general counsel of UBS AM—Americas region (since 2006 and 2004 respectively). He has been secretary or assistant secretary of UBS AM (Americas) Inc., and UBS Asset Management Trust Company (since 1993). Mr. Kemper is vice president and secretary of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager. Mr. Kemper is employed by UBS Business Solutions US LLC.

20

UBS Liquid Assets Government Fund

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Joanne M. Kilkeary*; 49	Vice President and Assistant Treasurer	Since 2004	Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director (from 2008 to 2013)) and a senior manager (since 2004) of registered fund product control of UBS AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
Tammie Lee*; 46	Vice President and Assistant Secretary	Since 2005	Ms. Lee is an executive director with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region (since 2010) (prior to which she was a director (from 2005 to 2010)) and associate general counsel (since 2005). Ms. Lee is a vice president and assistant secretary of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
William T. MacGregor*; 41	Vice President and Assistant Secretary	Since 2015	Mr. MacGregor is an executive director and deputy general counsel with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region (since September 2015). From June 2012 through July 2015, Mr. MacGregor was Senior Vice President, Secretary and Associate General Counsel of AXA Equitable Funds Management Group, LLC and from May 2008 through July 2015, Mr. MacGregor was Lead Director and Associate General Counsel of AXA Equitable Life Insurance Company. Mr. MacGregor is a vice president and assistant secretary of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
Ryan Nugent*; 39	Vice President	Since 2009	Mr. Nugent is an executive director (since 2017) (prior to which he was a director (since 2010)), portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS AM—Americas region. Mr. Nugent is a vice president of four investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Nancy Osborn*; 51	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a senior manager of registered fund product control of UBS AM—Americas region (since 2006). Mrs. Osborn is a vice president and assistant treasurer of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
Robert Sabatino**; 43	Vice President	Since 2001	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director (from 2007 to 2010)), global head of liquidity, portfolio management (since 2015), head of US taxable money markets (from 2009 to 2015), and portfolio manager of UBS AM—Americas region in the short duration fixed income group (since 2001). Mr. Sabatino is a vice president of four investment companies (consisting of 29 portfolios) for which UBS AM serves as investment advisor or manager.
Eric Sanders*; 51	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
David Walczak**; 33	Vice President	Since 2016	Mr. Walczak is an executive director (since January 2016), head of US taxable money markets (since January 2015) and portfolio manager of UBS AM—Americas region. Mr. Walczak is a vice president of five investment companies (consisting of 44 portfolios) for which UBS AM serves as investment advisor or manager.
Keith A. Weller*; 55	Vice President and Assistant Secretary	Since 1998	Mr. Weller is an executive director and senior associate general counsel with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.

21

UBS Liquid Assets Government Fund

Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Mandy Yu*; 33	Vice President	Since 2013	Ms. Yu is an associate director (since 2015) (prior to which she was an authorized officer (from 2012 to 2015)) and tax compliance manager (since 2013) of registered fund product control of UBS AM—Americas region. She was a fund treasury manager (from 2012 to 2013) and a mutual fund administrator (from 2007 to 2012) for UBS AM—Americas region. Ms. Yu is a vice president of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.

*	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
**	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.
†	Each trustee holds office for an indefinite term. Officers are appointed by the trustees and serve at the pleasure of the Board.
††	Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), because he is a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions.

22

Trustees

Richard Q. Armstrong

Chairman

Alan S. Bernikow

Richard R. Burt

Meyer Feldberg

Bernard H. Garil

Heather R. Higgins

David Malpass

Principal Officers

Mark E. Carver

President

Mark F. Kemper

Vice President and Secretary

Thomas Disbrow

Vice President and Treasurer

Robert Sabatino

Vice President

David J. Walczak

Vice President

Investment Advisor and Administrator

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

©UBS 2017. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S131

Limited Purpose Cash Investment Fund

Annual Report  |  April 30, 2017

Limited Purpose Cash Investment Fund

Dear Shareholder,

We are pleased to provide you with the first annual report for Limited Purpose Cash Investment Fund, covering the period April 11, 2017 (commencement of operations) to April 30, 2017 (the fund’s fiscal year end). We appreciate your investment in the fund and look forward to helping you to meet your investment needs.

Regards,

Mark E. Carver

President—UBS Money Series

Limited Purpose Cash Investment Fund

Managing Director

UBS Asset Management

(Americas) Inc.

Robert Sabatino

Portfolio Manager—UBS Money Series

Limited Purpose Cash Investment Fund

Managing Director

UBS Asset Management

(Americas) Inc.

David J. Walczak

Portfolio Manager—UBS Money Series

Limited Purpose Cash Investment Fund

Executive Director

UBS Asset Management

(Americas) Inc.

Limited Purpose Cash Investment Fund

Investment goal:

Maximum current income consistent with liquidity and the preservation of capital

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

April 11, 2017

Dividend payments:

Monthly

Limited Purpose Cash Investment Fund

Understanding your Fund’s expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2016 to April 30, 2017 (unless otherwise noted).

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Please note that as the Fund commenced operations on April 11, 2017, the “hypothetical” expenses paid during the period reflect activity for the full six month period for the purposes of comparability. This projection assumes that the Fund’s expense ratio in effect during its initial period (April 11, 2017 through April 30, 2017) also would have been in effect during the period from November 1, 2016 to April 30, 2017.

	Beginning account value April 11, 2017	Ending account value[1] April 30, 2017	Expenses paid during period[2] 04/11/17 to 04/30/17	Expense ratio during the period
Actual	$1,000.00	$1,000.40	$0.30	0.06%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.30	0.06

[1]	“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.
[2]	The Fund commenced operations on April 11, 2017. Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 20 divided by 365 (to reflect the actual days in the period for the actual example) and 181 divided by 365 (to reflect the one-half year period for the hypothetical example).

Limited Purpose Cash Investment Fund

Yields and characteristics at a glance—April 30, 2017 (unaudited)

Limited Purpose Cash Investment Fund*

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.72%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.72
Seven-day current yield before fee waivers and/or expense reimbursements[1]	0.66
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	0.66
Weighted average maturity[2]	42 days

Portfolio composition[3]
US government and agency obligations	61.1%
Repurchase agreements	38.8
Other assets less liabilities	0.1
Total	100.0%

You could lose money by investing in Limited Purpose Cash Investment Fund. Because the price of shares of Limited Purpose Cash Investment Fund will fluctuate, when you sell your shares in the fund, your shares may be worth more or less than what you originally paid for them. Limited Purpose Cash Investment Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if Limited Purpose Cash Investment Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in Limited Purpose Cash Investment Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Limited Purpose Cash Investment Fund’s sponsor has no legal obligation to provide financial support to Limited Purpose Cash Investment Fund, and you should not expect that the fund’s sponsor will provide financial support to Limited Purpose Cash Investment Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

*	Commenced operations on April 11, 2017.
[1]	Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.
[2]	The Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[3]	Weightings represent percentages of the Fund’s net assets as of the date indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

Limited Purpose Cash Investment Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
US government and agency obligations—61.11%
Federal Home Loan Bank
0.740%, due 05/23/17[1]	$50,000,000	$49,977,389
0.760%, due 06/07/17[1]	100,000,000	99,918,806
US Treasury Bills
0.600%, due 05/04/17[1]	120,000,000	119,993,644
0.680%, due 06/08/17[1]	191,000,000	190,862,163
0.725%, due 06/01/17[1]	47,500,000	47,471,984
0.728%, due 05/18/17[1]	160,000,000	159,948,570
0.730%, due 05/25/17[1]	130,000,000	129,941,804
0.788%, due 07/27/17[1]	100,000,000	99,809,688
0.912%, due 10/19/17[1]	32,000,000	31,855,980
0.953%, due 10/26/17[1]	50,000,000	49,762,048
US Treasury Notes
0.500%, due 07/31/17	44,000,000	43,958,750
0.625%, due 05/31/17	25,000,000	24,998,000
0.625%, due 09/30/17	4,000,000	3,993,750
0.750%, due 10/31/17	33,500,000	33,455,508
0.875%, due 07/15/17	20,000,000	19,996,818
0.875%, due 10/15/17	28,000,000	27,991,250
0.875%, due 11/15/17	25,000,000	24,980,469
0.875%, due 11/30/17	6,000,000	5,994,141
0.875%, due 01/15/18	7,000,000	6,990,430
0.875%, due 01/31/18	25,000,000	24,962,891
1.000%, due 12/15/17	7,000,000	6,998,906
Total US government and agency obligations (cost—$1,203,924,441)		1,203,862,989

Repurchase agreements—38.83%
Repurchase agreement dated 04/28/17 with Barclays Capital, Inc., 0.800% due 05/01/17, collateralized by $302,721,800 US Treasury Notes, 2.000% to 2.250% due 10/31/21 to 11/15/25 and $100 US Treasury Bond Principal STRIP, zero coupon due 02/15/19; (value—$306,000,074); proceeds: $300,020,000	300,000,000	300,000,000

Security description	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/28/17 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.790% due 05/01/17, collateralized by $109,314,100 US Treasury Bond, 3.750% due 11/15/43; (value—$127,500,026); proceeds: $125,008,229	$125,000,000	$125,000,000
Repurchase agreement dated 04/28/17 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.800% due 05/01/17, collateralized by $64,450,000 Federal Farm Credit Bank obligations, 1.060% to 3.950% due 11/19/18 to 04/02/40, $33,350,000 Federal Home Loan Bank obligations, zero coupon to 4.875% due 07/24/17 to 05/16/36, $13,032,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 0.875% due 07/19/19 to 09/15/27 and $40,908,000 Federal National Mortgage Association obligations, zero coupon to 6.250% due 05/21/18 to 05/15/29; (value—$142,800,683); proceeds: $140,009,333	140,000,000	140,000,000
Repurchase agreement dated 04/28/17 with Mitsubishi UFJ Securities USA, Inc., 0.770% due 05/01/17, collateralized by $11,986,000 US Treasury Bills, zero coupon due 05/25/17 to 06/29/17, $29,590,800 US Treasury Bonds, 2.750% to 8.500% due 02/15/20 to 11/15/46 and $159,814,500 US Treasury Notes, 1.250% to 2.125% due 02/28/19 to 05/15/25; (value—$204,000,099); proceeds: $200,012,833	200,000,000	200,000,000
Total repurchase agreements (cost—$765,000,000)		765,000,000
Total investments (cost—$1,968,924,441)—99.94%		1,968,862,989

Other assets in excess of liabilities—0.06%		1,101,171
Net assets—100.00%		$1,969,964,160

Aggregate cost for federal income tax purposes was $1,968,924,441; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$9,875
Gross unrealized depreciation	(71,327)
Net unrealized depreciation	$(61,452)

Limited Purpose Cash Investment Fund

Portfolio of investments—April 30, 2017

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$1,203,862,989	$—	$1,203,862,989
Repurchase agreements	—	765,000,000	—	765,000,000
Total	$—	$1,968,862,989	$—	$1,968,862,989

At April 30, 2017, there were no transfers between Level 1 and Level 2.

Portfolio footnote

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.

Portfolio acronym

STRIP	Separate Trading of Registered Interest and Principal of Securities

See accompanying notes to financial statements.

Limited Purpose Cash Investment Fund

Statement of assets and liabilities

April 30, 2017

Assets:
Investments, at value (cost—$1,203,924,441)	$1,203,862,989
Repurchase agreements, at value (cost—$765,000,000)	765,000,000
Total investments in securities, at value (cost—$1,968,924,441)	1,968,862,989
Cash	936,020
Receivable for interest	582,224
Total assets	1,970,381,233

Liabilities:
Dividends payable to shareholders	385,057
Payable to affiliate	32,016
Total liabilities	417,073

Net assets:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$1,970,025,612
Net unrealized depreciation	(61,452)
Net assets	$1,969,964,160
Shares outstanding	1,970,025,612
Net asset value per share	$1.0000

See accompanying notes to financial statements.

Limited Purpose Cash Investment Fund

Statement of operations

For the period from April 11, 2017[1] to April 30, 2017
Investment income:
Interest	$417,073
Expenses:
Investment advisory and administration fees	64,031
Fee waivers and/or expense reimbursements by investment advisor and administrator	(32,015)
Net expenses	32,016
Net investment income	385,057
Net change in unrealized appreciation/depreciation	(61,452)
Net increase in net assets resulting from operations	$323,605

[1]	Commencement of operations.

See accompanying notes to financial statements.

Limited Purpose Cash Investment Fund

Statement of changes in net assets

For the period from April 11, 2017[1] to April 30, 2017
From operations:

Net investment income	$385,057
Net change in unrealized depreciation	(61,452)
Net increase in net assets resulting from operations	323,605
Dividends and distributions to shareholders from:

Net investment income	(385,057)
Net increase in net assets from beneficial interest transactions	1,970,025,612
Net increase in net assets	1,969,964,160
Net assets:

Beginning of period	—
End of period	$1,969,964,160
Accumulated undistributed net investment income	$—

[1]	Commencement of operations.

See accompanying notes to financial statements.

Limited Purpose Cash Investment Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

For the period from April 11, 2017[1] to April 30, 2017
Net asset value, beginning of period	$1.0000
Net investment income	0.0004
Net realized and unrealized gains	0.0000 [2]
Net increase from operations	0.0004
Dividends from net investment income	(0.0004)
Net asset value, end of period	$1.0000
Total investment return[3]	0.04%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.12%[4]
Expenses after fee waivers and/or expense reimbursements	0.06%[4]
Net investment income	0.72%[4]
Supplemental data:
Net assets, end of period (000’s)	$1,969,964

[1]	Commencement of operations.
[2]	Amount represents less than $0.00005 per share.
[3]	Total investment return is calculated assuming a $10,000 investment on the first day of the period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of the period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[4]	Annualized.

See accompanying notes to financial statements.

Limited Purpose Cash Investment Fund

Notes to financial statements

Organization and significant accounting policies

Limited Purpose Cash Investment Fund (the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty series. The financial statements for the other series of the Trust are not included herein. The Fund commenced operations on April 11, 2017.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In August 2014, the FASB issued Accounting Standard Update No. 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40): “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern” (“ASU 2014-15”). The update provides guidance about management’s responsibility to evaluate whether there is substantial doubt about the entity’s ability to continue as a going concern and to provide related footnote disclosure. Management has evaluated relevant conditions and events, which are known and reasonably knowable, and has determined that there are no conditions and events that raise substantial doubt about the Fund’s ability to continue as a going concern.

The following is a summary of significant accounting policies:

Valuation of investments: Consistent with amendments to Rule 2a-7 under the 1940 Act, the net asset value of the Fund is calculated using market-based values, and the price of its shares fluctuate.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

Limited Purpose Cash Investment Fund

Notes to financial statements

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

Floating net asset value per share fund: Consistent with amendments to Rule 2a-7 under the 1940 Act, the Fund calculates its net asset value to four decimals (e.g., $1.0000) using market-based pricing and expects that its share price will fluctuate.

Liquidity fee and/or redemption gates: Consistent with amendments to Rule 2a-7 under the 1940 Act, the Board is permitted to impose a liquidity fee on redemptions from the Fund or a redemption gate to temporarily restrict redemptions in the event that the Fund’s liquidity falls below required minimums because of market conditions or other factors. If the Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If the Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interest of the Fund. Liquidity fees would reduce the amount a shareholder receives upon redemption of its shares. The Fund retains the liquidity fees for the benefit of remaining shareholders. For the period ended April 30, 2017, the Board of the Fund did not impose any liquidity fees and/or redemption gates.

Repurchase agreements: The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 of the 1940 Act or the Fund’s investment strategies and limitations may require the Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risks.

The Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM, in accordance with an exemptive order granted by the SEC pursuant to Section 17(d) of the 1940 Act and Rule 17d-1 thereunder. Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Limited Purpose Cash Investment Fund

Notes to financial statements

Investment transactions and investment income: Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk: The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates

The Fund’s Board of Trustees has approved an investment advisory and administration contract (the “Advisory Contract”) with UBS AM, under which UBS AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS AM an investment advisory and administration fee, which is accrued daily and paid monthly. UBS AM’s contract fee for the advisory and administration services it provides to the Fund is 0.12% of the Fund’s average daily net assets. At April 30, 2017, UBS AM is owed $32,016 by the Fund, representing investment advisory and administration fees net of fee waivers/expense reimbursements.

In exchange for these fees, UBS AM has agreed to bear all of the Fund’s expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Fund, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Fund’s independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be less than 0.01% of the Fund’s average daily net assets.

The Fund and UBS AM have entered into a written fee waiver agreement pursuant to which UBS AM is contractually obligated to waive its management fees so that the total ordinary operating expenses of the Fund through August 31, 2017, do not exceed 0.06%. The fee waiver agreement may be terminated by the Fund’s board at any time and also will terminate automatically upon the expiration or termination of the Fund’s contract with UBS AM. For the period ended April 30, 2017, UBS AM waived $32,015 in investment advisory and administration fees; such amount is not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions, resulting in him being an interested trustee of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the period ended April 30, 2017, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having an aggregate value of $156,746,798. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Fund’s investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Limited Purpose Cash Investment Fund

Notes to financial statements

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, for which the NAV per share has fluctuated, were as follows:

	For the period from April 11, 2017[1] to April 30, 2017
	Shares	Amount
Shares sold	1,970,025,612	$1,970,025,612
Shares repurchased	—	—
Dividends reinvested	—	—
Net increase	1,970,025,612	$1,970,025,612

[1]	Commencement of operations.

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the period ended April 30, 2017 was ordinary income.

At April 30, 2017, the components of accumulated earnings on a tax basis were undistributed ordinary income of $385,057 and unrealized depreciation of $61,452.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Fund after December 22, 2010, may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. At April 30, 2017, the Fund had no capital loss carryforwards.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of April 30, 2017, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. It is the Fund’s policy to record any significant foreign tax exposures on the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended April 30, 2017, the Fund did not incur any interest or penalties.

The tax year beginning with the Fund’s inception in April 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Limited Purpose Cash Investment Fund

Report of Ernst & Young LLP, independent registered public accounting firm

The Board of Trustees and Shareholders of

UBS Money Series—Limited Purpose Cash Investment Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Limited Purpose Cash Investment Fund (one of the series constituting UBS Money Series (the “Fund”)) as of April 30, 2017, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period April 11, 2017 (commencement of operations) through April 30, 2017. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2017 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Limited Purpose Cash Investment Fund at April 30, 2017, the results of its operations, the changes in its net assets and the financial highlights for the period April 11, 2017 (commencement of operations) through April 30, 2017, in conformity with U.S. generally accepted accounting principles.

New York, New York

June 29, 2017

Limited Purpose Cash Investment Fund

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

In addition, the Fund discloses, on a monthly basis: (a) a complete schedule of its portfolio holdings; and (b) information regarding its weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.lpcif.com. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. Investors also may find additional information about the Fund at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information

Pursuant to sections 871(k)(1)(C)(i) and 871(k)(2)(C)(i) of the Internal Revenue Code, the Fund designates 100% of ordinary income distributions paid as qualified interest income.

Limited Purpose Cash Investment Fund

Board approval of investment advisory and administration agreement (unaudited)

Background—At a meeting of the board of UBS Money Series (the “Trust”) on September 13-14, 2016, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved a management contract (the “Management Contract”) between UBS Asset Management (Americas) Inc. (“UBS AM”) and the Trust, with respect to Limited Purpose Cash Investment Fund (the “Fund”), a proposed new series of the Trust. Management stated that the Fund would be registered under the 1940 Act, but, unlike the other existing series of the Trust, the Fund’s shares would be privately offered and, therefore, would not be registered under the Securities Act of 1933, as amended. Management explained that the Fund would be offered exclusively to registered investment companies advised by AQR Capital Management, LLC for daily cash sweep, and potentially for securities lending collateral management, purposes. Management stated that, similar to certain of the existing series of the Trust, the Fund would be established as a prime money market fund and would be offered with a floating net asset value pursuant to Rule 2a-7 under the 1940 Act. In considering the approval of the Management Contract, the board was able to draw on its knowledge of the Trust, its portfolios and UBS AM. The board recognized its familiarity with UBS AM and the management contract for the other portfolios of the Trust, including the extensive materials the board had previously reviewed in connection with the annual reconsideration of the management contract for the other portfolios. The board also received a memorandum discussing UBS AM’s reasons for proposing the establishment of the Fund.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board recognized that although the Fund would be a new fund, the board was familiar with the services currently provided to other UBS money market funds and that the service providers (including UBS AM as investment advisor) for the Fund would be the same as those for other UBS money market funds. The board noted that the management services to be provided to the Fund by UBS AM under the Management Contract would be substantially similar to the services provided to those other UBS money market funds. The board’s evaluation of the services to be provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board concluded that, overall, it was satisfied with the nature, extent and quality of services expected to be provided to the Fund under the Management Contract.

Management fees and expense ratios—The board reviewed and considered the proposed contractual management fee to be payable by the Fund to UBS AM in light of the nature, extent and quality of the advisory and administrative services to be provided by UBS AM. The board noted the proposed annual contractual fee waiver. Management noted that the Fund would be established with a large initial investment minimum and that the Fund, unlike other UBS money market funds that calculate their net asset values multiple times throughout the day, would price its shares only once per business day. Management stated that while the proposed net expense levels of the Fund are lower that those of other UBS money market funds, this difference reflects UBS AM’s belief that the level of services that it would provide to the Fund would be more streamlined than that which is provided to the publicly-offered UBS money market funds, and that by providing a more streamlined level of services to, in effect, a single client, UBS AM estimated that it would incur minimal additional costs in managing the Fund.

The board determined that the proposed management fee was reasonable in light of the nature, extent and quality of the services proposed to be provided to the Fund under the Management Contract.

Fund performance—Past performance was not a factor considered by the board, as the Fund would be a new fund.

Advisor profitability—As the Fund would be a new fund, the board did not consider the profitability of UBS AM or its affiliates.

Limited Purpose Cash Investment Fund

Board approval of investment advisory and administration agreement (unaudited)

Economies of scale—The board considered that the Fund would be established with a large initial investment minimum and subject to a contractual fee waiver. The board determined that because the Fund had not yet commenced operations, economies of scale were not a factor and that, to the extent future material economies of scale were realized, the board would consider whether those economies of scale should be shared with the Fund.

Other benefits to UBS AM—The board considered other potential benefits to be received by UBS AM and its affiliates as a result of its relationship with the Fund, including the opportunity to offer additional products and services to the Fund’s shareholders. In light of the costs of providing investment advisory, administrative and other services to the Fund and UBS AM’s ongoing commitment to the Fund, the profits and other ancillary benefits that UBS AM and its affiliates might receive were considered reasonable.

In light of all of the foregoing, the board approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed approval of the Management Contract in a private session with their independent legal counsel at which no representatives of UBS AM were present.

17

Limited Purpose Cash Investment Fund

Supplemental information (unaudited)

Board of Trustees & Officers

The Fund is governed by a Board of Trustees which oversees the Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Fund’s SEC Registration Statement—Part B, as amended, contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Meyer Feldberg††; 75 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee	Since 1998	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since 2005). Professor Feldberg also served as president of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promoted interaction with other cities around the world) (2007-2014). Prior to 2004, he was Dean and Professor of Management and Ethics of the Graduate School of Business at Columbia University (since 1989). From 1992 to 2016, Professor Feldberg was a director of Macy’s, Inc. (operator of department stores). From 1997 to 2017, Professor Feldberg was a director of Revlon, Inc. (cosmetics).	Professor Feldberg is a director or trustee of 15 investment companies (consisting of 55 portfolios) for which UBS AM or an affiliate serves as investment advisor or manager.	Professor Feldberg is also a director of the New York City Ballet.

18

Limited Purpose Cash Investment Fund

Supplemental information (unaudited)

Independent Trustees

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Richard Q. Armstrong; 81 c/o Keith A. Weller Assistant Fund Secretary UBS Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee); Since 2004 (Chairman of the Board of Trustees)	Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since 1991 and principal occupation since 1995). Mr. Armstrong was president or chairman of a number of international packaged goods companies (responsible for such brands as Canada Dry, Dr. Pepper, Adirondack Beverages, and Moët Hennessey, among many others) (from 1982 to 1995).	Mr. Armstrong is a director or trustee of 10 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.	None
Alan S. Bernikow; 76 207 Benedict Ave. Staten Island, NY 10314	Trustee	Since 2005	Mr. Bernikow is retired. Previously, he was deputy chief executive officer at Deloitte & Touche (international accounting and consulting firm). From 2003 to March 2017, Mr. Bernikow was also a director of Destination XL Group, Inc. (menswear) (and served as a member of its nominating and corporate governance committee).	Mr. Bernikow is a director or trustee of 10 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of its compensation committee), the lead director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee). He is also the lead director of FCB Financial Holdings, Inc. (banking) (and serves as the chair of its audit committee and member of the nominating and governance committee and compensation committee).
Richard R. Burt; 70 McLarty Associates 900 17th Street NW, Washington, D.C. 20006	Trustee	Since 1998	Mr. Burt is a managing director of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009. Prior to 2007, he was chairman of Diligence Inc. (international information and risk management firm).	Mr. Burt is a director or trustee of 10 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe, Russia and Turkey Fund, Inc., The European Equity Fund, Inc. and The New Germany Fund, Inc. (and serves as a member of each such fund’s audit, nominating and governance committees).
Bernard H. Garil; 76 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a director or trustee of 10 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Garil is also a director of OFI Global Trust Company (commercial trust company), The Leukemia & Lymphoma Society (voluntary health organization) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

19

Limited Purpose Cash Investment Fund

Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Heather R. Higgins; 57 c/o Keith A. Weller Assistant Fund Secretary UBS Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or has served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).	Ms. Higgins is a director or trustee of 10 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.	None
David Malpass; 61 c/o Keith A. Weller Assistant Fund Secretary UBS Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee	Since 2014	Mr. Malpass is the president and founder of Encima Global, LLC (economic research and consulting) (since 2008). From 1993 until 2008, he was Chief Economist and Senior Managing Director of Bear, Stearns & Co. (financial services firm).	Mr. Malpass is a director or trustee of 10 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Malpass is also a director of New Mountain Finance Corp. (business development company) (and serves as a member of its audit committee).

20

Limited Purpose Cash Investment Fund

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Joseph Allessie*; 51	Chief Compliance Officer	Since 2014	Mr. Allessie is a managing director (since 2015) (prior to which he was an executive director (from 2007 to 2015)) at UBS AM and UBS Asset Management (US) Inc. (collectively, “UBS AM—Americas region”). Mr. Allessie is head of compliance and operational risk control for the UBS Asset Management Division in the Americas with oversight for traditional and alternative investment businesses in Canada, the US and Cayman Islands. Prior to that he served as deputy general counsel of UBS AM—Americas region (from 2005 to 2014). Mr. Allessie is the chief compliance officer (prior to which he was interim chief compliance officer (from January to July 2014)) and had served as a vice president and assistant secretary (from 2005 to 2016) of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
Rose Ann Bubloski*; 49	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director (from 2008 to 2012)) and senior manager of registered fund product control of UBS AM—Americas region. She is vice president and assistant treasurer of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
Mark E. Carver*; 53	President	Since 2010	Mr. Carver is a managing director and head of product development and management for UBS AM—Americas region (since 2008). In this role, he oversees product development and management for both wholesale and institutional businesses. He is a member of the Americas Management Committee (since 2008) and the Regional Operating Committee (since 2008). Mr. Carver is president of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
Lisa N. DiPaolo*; 39	Vice President	Since 2015	Ms. DiPaolo is a director (since 2008) and portfolio manager (since 2015) at UBS AM—Americas region. Ms. DiPaolo joined UBS AM—Americas region in 2000 and has been a municipal securities analyst on the tax-free fixed income team. Ms. DiPaolo is a vice president of four investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Thomas Disbrow*; 51	Vice President and Treasurer	Since 2000 (Vice President); Since 2004 (Treasurer)	Mr. Disbrow is a managing director (since 2011) (prior to which he was an executive director (from 2007 to 2011)) and since January 2016 is global head of registered fund product control (prior to which he was head of the North American fund treasury administration department of UBS AM—Americas region (from 2011-2015)). Mr. Disbrow is a vice president and treasurer and/or principal accounting officer of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
Elbridge T. Gerry III*; 60	Vice President	Since 1999	Mr. Gerry is a managing director and co-head of municipal investments of UBS AM—Americas region (head from 2001 to June 2017; co-head from June 2017 to present). Mr. Gerry is a vice president of four investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Charles W. Grande*; 53	Vice President	Since May 2017	Mr. Grande is a managing director, co-head of municipal investments (since June 2017) and head of municipal credit research (since 2009) with UBS AM—Americas region. Mr. Grande is a vice president of two investment companies (consisting of 25 portfolios) for which UBS AM serves as investment advisor or manager.
Mark F. Kemper**; 59	Vice President and Secretary	Since 2004	Mr. Kemper is a managing director and general counsel of UBS AM—Americas region (since 2006 and 2004 respectively). He has been secretary or assistant secretary of UBS AM (Americas) Inc., and UBS Asset Management Trust Company (since 1993). Mr. Kemper is vice president and secretary of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager. Mr. Kemper is employed by UBS Business Solutions US LLC.

21

Limited Purpose Cash Investment Fund

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Joanne M. Kilkeary*; 49	Vice President and Assistant Treasurer	Since 2004	Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director (from 2008 to 2013)) and a senior manager (since 2004) of registered fund product control of UBS AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
Tammie Lee*; 46	Vice President and Assistant Secretary	Since 2005	Ms. Lee is an executive director with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region (since 2010) (prior to which she was a director (from 2005 to 2010)) and associate general counsel (since 2005). Ms. Lee is a vice president and assistant secretary of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
William T. MacGregor*; 41	Vice President and Assistant Secretary	Since 2015	Mr. MacGregor is an executive director and deputy general counsel with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region (since September 2015). From June 2012 through July 2015, Mr. MacGregor was Senior Vice President, Secretary and Associate General Counsel of AXA Equitable Funds Management Group, LLC and from May 2008 through July 2015, Mr. MacGregor was Lead Director and Associate General Counsel of AXA Equitable Life Insurance Company. Mr. MacGregor is a vice president and assistant secretary of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
Ryan Nugent*; 39	Vice President	Since 2009	Mr. Nugent is an executive director (since 2017) (prior to which he was a director (since 2010)), portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS AM—Americas region. Mr. Nugent is a vice president of four investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Nancy Osborn*; 51	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a senior manager of registered fund product control of UBS AM—Americas region (since 2006). Mrs. Osborn is a vice president and assistant treasurer of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
Robert Sabatino**; 43	Vice President	Since 2001	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director (from 2007 to 2010)), global head of liquidity, portfolio management (since 2015), head of US taxable money markets (from 2009 to 2015), and portfolio manager of UBS AM—Americas region in the short duration fixed income group (since 2001). Mr. Sabatino is a vice president of four investment companies (consisting of 29 portfolios) for which UBS AM serves as investment advisor or manager.
Eric Sanders*; 51	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
David Walczak**; 33	Vice President	Since 2016	Mr. Walczak is an executive director (since January 2016), head of US taxable money markets (since January 2015) and portfolio manager of UBS AM—Americas region. Mr. Walczak is a vice president of five investment companies (consisting of 44 portfolios) for which UBS AM serves as investment advisor or manager.
Keith A. Weller*; 55	Vice President and Assistant Secretary	Since 1998	Mr. Weller is an executive director and senior associate general counsel with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.

22

Limited Purpose Cash Investment Fund

Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Mandy Yu*; 33	Vice President	Since 2013	Ms. Yu is an associate director (since 2015) (prior to which she was an authorized officer (from 2012 to 2015)) and tax compliance manager (since 2013) of registered fund product control of UBS AM—Americas region. She was a fund treasury manager (from 2012 to 2013) and a mutual fund administrator (from 2007 to 2012) for UBS AM—Americas region. Ms. Yu is a vice president of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.

*	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
**	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.
†	Each trustee holds office for an indefinite term. Officers are appointed by the trustees and serve at the pleasure of the Board.
††	Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), because he is a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions.

23

Trustees

Richard Q. Armstrong

Chairman

Alan S. Bernikow

Richard R. Burt

Meyer Feldberg

Bernard H. Garil

Heather R. Higgins

David Malpass

Principal Officers

Mark E. Carver

President

Mark F. Kemper

Vice President and Secretary

Thomas Disbrow

Vice President and Treasurer

Robert Sabatino

Vice President

David J. Walczak

Vice President

Investment Advisor and Administrator

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Placement Agent

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an offering document.

©UBS 2017. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S1675

UBS RMA Government Money Market Fund

Annual Report  |  April 30, 2017

UBS RMA Government Money Market Fund

June 16, 2017

Dear Shareholder,

We present you with the annual report for UBS RMA Government Money Market Fund from its commencement on June 24, 2016 through April 30, 2017 (the “reporting period”).

Performance

In December 2016, the US Federal Reserve Board (the “Fed”) raised the federal funds rate from a range between 0.25% and 0.50% to a range between 0.50% and 0.75%. In March 2017, rates were raised to a range between 0.75% and 1.00%. The federal funds rate, or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) While the yields on a wide range of short-term investments moved higher over the period, yields still remained low by historical comparison. As a result, the Fund’s yield remained low during the reporting period.

The seven-day current yield for the Fund as of April 30, 2017 was 0.30%.

(For more information on the Fund’s performance, refer to “Yields and characteristics at a glance” on page 5.)

An interview with Portfolio Manager Robert Sabatino

Q.	How would you describe the economic environment during the reporting period?
A.	The US economy faced a number of headwinds but overcame these challenges and continued to expand during the reporting period. That being said, the overall pace of growth was fairly tepid. The US Commerce Department reported that gross domestic product (“GDP”) grew at a 1.4% seasonally adjusted annualized rate during the second quarter of 2016. GDP growth then improved to a 3.5% rate during the third quarter of 2016—the strongest reading since the third quarter of 2014. GDP growth then moderated to a 2.1% rate during the fourth quarter. Finally, first quarter 2017 GDP grew at a 1.2% rate based on the US Commerce Department’s second estimate.[1]

Q.	How did the Fed react to the economic environment?
A.	Prior to the beginning of the reporting period, after taking its first step toward normalizing monetary policy in late 2015, the Fed kept the fed funds rate unchanged until December 2016, when it increased rates by 0.25% to a range between 0.50% and 0.75%. After keeping rates unchanged at its first meeting in 2017, the Fed again raised rates 0.25% to a range between 0.75% and 1.00% at its meeting that concluded on March 15, 2017. In its statement following the March meeting the Fed said, “The Committee expects that economic conditions will evolve in a manner that will warrant gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run. However, the actual path of the federal funds rate will depend on the economic outlook as informed by incoming data.” At its meeting in June 2017, after the end of the reporting period, the fed raised rates by 0.25% to a range between 1.00% and 1.25%.

Q.	How did you position the Fund over the reporting period?
A.	The Fund is a “feeder fund,” investing all of its assets in a “master fund,” namely Government Master Fund. We tactically adjusted Government Master Fund’s weighted average maturity (WAM)—which is the weighted average maturity of the securities in its portfolio—throughout the reporting period. When the reporting period ended, Government Master Fund’s WAM was 56 days.

UBS RMA Government Money Market Fund

Investment goal:

Maximum current income consistent with liquidity and the preservation of capital.

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

June 24, 2016

Dividend payments:

Monthly

[1]	Based on the Commerce Department’s second estimate announced on May 26, 2017, after the reporting period had ended.

1

UBS RMA Government Money Market Fund

Q.	What level of portfolio diversification did you maintain during the reporting period?
A.	At the issuer level, we continued to invest in US government securities, investing in numerous smaller positions with the goal of reducing risk and keeping the Fund highly liquid.

Q.	What types of securities did the Government Master Fund emphasize?
A.	At the end of the reporting period, the Fund’s largest exposure was in direct US government and agency obligations, followed by repurchase agreements backed by government securities. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

Q.	What factors do you believe will affect the Fund over the coming months?
A.	We believe the US economy has enough momentum to continue expanding, albeit at a relatively modest pace. In our view, inflation will remain fairly well contained. In such an environment, we believe the Fed will be true to its word and take a slow and deliberate pace in terms of raising interest rates. We anticipate continuing to manage the Fund focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Mark E. Carver President—UBS Money Series UBS RMA Government Money Market Fund Managing Director UBS Asset Management (Americas) Inc.	David J. Walczak Portfolio Manager—UBS Money Series UBS RMA Government Money Market Fund Executive Director UBS Asset Management (Americas) Inc.

Robert Sabatino Portfolio Manager—UBS Money Series UBS RMA Government Money Market Fund Managing Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the period from its inception on June 24, 2016 through April 30, 2017. The views and opinions in the letter were current as of June 16, 2017. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568, or by visiting our Website at www.ubs.com/am-us.

2

UBS RMA Government Money Market Fund

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, service fees (non-12-b-1 fees) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since the Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2016 to April 30, 2017 (unless otherwise noted).

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

3

UBS RMA Government Money Market Fund

Understanding your Fund’s expenses1 (unaudited) (concluded)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The examples do not reflect Resource Management Account® (RMA®) Program, Business Services Account BSA® Program or other similar program fees as these are external to the Fund and relate to those programs.

	Beginning account value November 1, 2016	Ending account value[2] April 30, 2017	Expenses paid during period[3] 11/01/16 to 04/30/17	Expense ratio during the period
Actual	$1,000.00	$1,000.70	$2.28	0.46%
Hypothetical (5% annual return before expenses)	1,000.00	1,022.51	2.31	0.46

[1]	The expenses for the Fund reflect the expenses of the corresponding master fund in which it invests in addition to its own direct expenses.
[2]	“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.
[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

4

UBS RMA Government Money Market Fund

Yields and characteristics at a glance—April 30, 2017 (unaudited)

UBS RMA Government Money Market Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.30%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.30
Seven-day current yield before fee waivers and/or expense reimbursements[1]	0.30
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	0.30
Weighted average maturity[2]	56 days

You could lose money by investing in UBS RMA Government Money Market Fund. Although the related money market master fund seeks to preserve the value of your investment so that the shares of UBS RMA Government Money Market Fund are at $1.00 per share, the related money market master fund cannot guarantee it will do so. An investment in UBS RMA Government Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS RMA Government Money Market Fund’s sponsor has no legal obligation to provide financial support to UBS RMA Government Money Market Fund, and you should not expect that the fund’s sponsor will provide financial support to UBS RMA Government Money Market Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.
[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

5

UBS RMA Government Money Market Fund

Statement of assets and liabilities

April 30, 2017

Assets:
Investment in Government Master Fund (“Master Fund”), at value (cost—$8,223,091,923, which approximates cost for federal income tax purposes)	$8,223,091,923
Other assets	129,276
Total assets	8,223,221,199

Liabilities:
Payable to affiliate	2,437,038
Dividends payable to shareholders	1,974,888
Accrued expenses and other liabilities	1,905,908
Total liabilities	6,317,834

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 8,216,717,949 outstanding	$8,216,717,949
Accumulated net realized gain	185,416
Net assets	$8,216,903,365
Net asset value per share	$1.00

See accompanying notes to financial statements.

6

UBS RMA Government Money Market Fund

Statement of operations

For the period from June 24, 2016[1] to April 30, 2017
Investment income:
Interest income allocated from Master Fund	$38,857,616
Expenses allocated from Master Fund	(7,991,175)
Expense waiver allocated from Master Fund	1,538,690
Net investment income allocated from Master Fund	32,405,131
Expenses:
Service fees	19,973,968
Administration fees	7,982,436
Transfer agency fees	2,014,956
Reports and notices to shareholders	103,781
Trustees’ fees	72,607
Professional fees	59,402
State registration fees	50,521
Organization fees	45,073
Insurance fees	16,014
Accounting fees	11,939
Other expenses	56,845
30,387,542
Fee waivers and/or expense reimbursements by administrator and distributor	(4,229,675)
Net expenses	26,157,867
Net investment income	6,247,264
Net realized gain allocated from Master Fund	233,365
Net increase in net assets resulting from operations	$6,480,629

[1]	Commencement of operations.

See accompanying notes to financial statements.

7

UBS RMA Government Money Market Fund

Statement of changes in net assets

For the period from June 24, 2016[1] to April 30, 2017
From operations:

Net investment income	$6,247,264
Net realized gains	233,365
Net increase in net assets resulting from operations	6,480,629
Dividends and distributions to shareholders from:

Net investment income	(6,247,264)
Net realized gains	(47,949)
Total dividends and distributions to shareholders	(6,295,213)
Net increase in net assets from beneficial interest transactions	8,216,717,949
Net increase in net assets	8,216,903,365
Net assets:

Beginning of period	—
End of period	$8,216,903,365
Accumulated undistributed net investment income	$—

[1]	Commencement of operations.

See accompanying notes to financial statements.

8

UBS RMA Government Money Market Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

For the period from June 24, 2016[1] to April 30, 2017
Net asset value, beginning of period	$1.00
Net investment income	0.001
Net realized gains	0.000 [2]
Net increase from operations	0.001
Dividends from net investment income	(0.001)
Distributions from net realized gains	(0.000)[2]
Total dividends and distributions	(0.001)
Net asset value, end of period	$1.00
Total investment return[3]	0.07%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.48%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.41%[5]
Net investment income[4]	0.08%[5]
Supplemental data:
Net assets, end of period (000’s)	$8,216,903

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]	Total investment return is calculated assuming a $10,000 investment on the first day of the period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of the period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

9

UBS RMA Government Money Market Fund

Notes to financial statements

Organization and significant accounting policies

UBS RMA Government Money Market Fund (“RMA Government Fund” or the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty series. The financial statements for the other series of the Trust are not included herein.

RMA Government Fund is a “feeder fund” that invests substantially all of its assets in a “master fund”— Government Master Fund (the “Master Fund”, a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder fund and its respective Master Fund have the same investment objectives. RMA Government Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Fund and the administrator for the Fund. UBS Asset Management (US) Inc. (“UBS AM—US”) serves as principal underwriter for the Fund. UBS AM and UBS AM—US are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of the Fund is directly affected by the performance of the Master Fund. The value of such investment reflects the Fund’s proportionate interest in the net assets of the Master Fund (47.31% at April 30, 2017).

All of the net investment income and realized and unrealized gains and losses from investment activities of the Master Fund are allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Fund, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Fund’s financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In August 2014, the FASB issued Accounting Standard Update No. 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40): “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern” (“ASU 2014-15”). The update provides guidance about management’s responsibility to evaluate whether there is substantial doubt about the entity’s ability to continue as a going concern and to provide related footnote disclosure. Management has evaluated relevant conditions and events, which are known and reasonably knowable, and has determined that there are no conditions and events that raise substantial doubt about the Fund’s ability to continue as a going concern.

10

UBS RMA Government Money Market Fund

Notes to financial statements

The following is a summary of significant accounting policies:

Valuation of investments—The Fund records its investment in the Master Fund at fair value. Securities held by the Master Fund are valued as indicated in the Master Fund’s Notes to financial statements, which are included elsewhere in this report.

Constant net asset value per share—RMA Government Fund attempts to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share. The Fund and the Master Fund have adopted certain investment, portfolio valuation and dividend/ distribution policies in an attempt to enable the Fund to do so. RMA Government Fund and the Master Fund have each adopted a policy to operate as a “government money market fund”. Under Rule 2a-7 of the 1940 Act, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities) (either directly or through a related master portfolio). As a “government money market fund”, RMA Government Fund is permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—By operating as a “government money market fund”, RMA Government Fund is exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Fund’s Board of Trustees (the “Board”) may elect to subject RMA Government Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Administrator

UBS AM serves as administrator to the Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, the Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate, as a percentage of the Fund’s average daily net assets:

Fund	Administration fee
RMA Government Fund	0.10%

At April 30, 2017, the Fund owed UBS AM for administrative services as follows:

Fund	Amount owed to UBS AM
RMA Government Fund	$696,297

UBS AM may voluntarily undertake to waive fees and/or reimburse expenses in the event that Fund yields drop below a certain level. This undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2017, UBS AM owed the Fund and for the period ended April 30, 2017, UBS AM voluntarily waived the below amounts, which are not subject to future recoupment:

Fund	Amount owed by UBS AM	Amount waived by UBS AM
RMA Government Fund	$—	$895,237

11

UBS RMA Government Money Market Fund

Notes to financial statements

Shareholder services plan

UBS AM—US is the principal underwriter and distributor of the Fund’s shares. Under the shareholder services plan, UBS AM—US is entitled to a monthly shareholder servicing fee, payable by the Fund, at the below annual rate, as a percentage of the Fund’s average daily net assets:

Fund	Shareholder servicing fee
RMA Government Fund	0.25%

At April 30, 2017, the Fund owed UBS AM—US for shareholder servicing fees as follows:

Fund	Amount owed to UBS AM—US
RMA Government Fund	$1,740,741

UBS AM—US may voluntarily undertake to waive fees and/or reimburse expenses in the event that Fund yields drop below a certain level. This undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2017, UBS AM—US owed the Fund, and for the period ended April 30, 2017, UBS AM—US voluntarily waived, the below amounts, which are not subject to future recoupment:

Fund	Amount owed by UBS AM—US	Amount waived by UBS AM—US
RMA Government Fund	$—	$3,334,438

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

For the period from June 24, 2016[1] to April 30, 2017
Shares sold	61,963,643,642
Shares repurchased	(53,750,989,700)
Dividends reinvested	4,064,007
Net increase in shares outstanding	8,216,717,949

[1]	Commencement of operations.

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by RMA Government Fund during the fiscal period ended April 30, 2017, was ordinary income.

At April 30, 2017, the component of accumulated earnings on a tax basis was undistributed ordinary income of $2,195,820 for RMA Government Fund.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Fund after December 22, 2010, may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net

12

UBS RMA Government Money Market Fund

Notes to financial statements

capital losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. As of April 30, 2017, the Fund did not have capital loss carryforwards.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of April 30, 2017, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period June 24, 2016 (commencement of operations) to April 30, 2017, the Fund did not incur any interest or penalties.

The tax year beginning with the Fund’s inception in June 2016, remains subject to examination by the Internal Revenue Service and state taxing authorities.

13

UBS RMA Government Money Market Fund

Report of independent registered public accounting firm

To the Board of Trustees and Shareholders of UBS Money Series—UBS RMA Government Money Market Fund

We have audited the accompanying statement of assets and liabilities of UBS RMA Government Money Market Fund (one of the series constituting UBS Money Series (the “Fund”)) as of April 30, 2017, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period June 24, 2016 (commencement of operations) through April 30, 2017. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS RMA Government Money Market Fund at April 30, 2017, the results of its operations, the changes in its net assets and the financial highlights for the period June 24, 2016 (commencement of operations) through April 30, 2017, in conformity with U.S. generally accepted accounting principles.

New York, New York

June 29, 2017

14

UBS RMA Government Money Market Fund

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Fund and Master Fund will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s and Master Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s and Master Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund and Master Fund upon request by calling 1-800-647 1568.

In addition, the Fund discloses, on a monthly basis: (a) a complete schedule of the Master Fund’s portfolio holdings; and (b) information regarding the Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/moneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. Investors also may find additional information about the Fund at the above referenced UBS Website internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information

Pursuant to Sections 871(k)(1)(C)(i) and 871(k)(2)(C)(i) of the Internal Revenue Code, the Fund designates 99.24% and 0.76% of ordinary income distributions paid as qualified interest income and qualified short term capital gains, respectively.

15

Master Trust

Annual Report  |  April 30, 2017

Includes:

•	Government Master Fund

Government Master Fund

Understanding Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Fund. Investors in the related “feeder fund” should instead focus on separate expense examples relevant to the feeder fund; the expense examples for the feeder fund will reflect its proportionate share of the corresponding Master Fund’s expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2016 to April 30, 2017.

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

	Beginning account value November 1, 2016	Ending account value April 30, 2017	Expenses paid during period[1] 11/01/16 to 04/30/17	Expense ratio during the period

Actual	$1,000.00	$1,002.50	$0.40	0.08%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.40	0.40	0.08

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

Government Master Fund

Portfolio characteristics at a glance—April 30, 2017 (unaudited)

Characteristics
Weighted average maturity[1]	56 days

Portfolio composition[2]
US government and agency obligations	68.3%
Repurchase agreements	30.9
Other assets less liabilities	0.8
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although the Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, the Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Government Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
US government and agency obligations—68.26%
Federal Farm Credit Bank
0.540%, due 05/24/17[1]	$48,000,000	$47,983,440
0.700%, due 09/20/17[1]	99,000,000	98,726,650
0.888%, due 05/03/17[2]	100,000,000	99,996,002
0.961%, due 05/26/17[2]	40,000,000	40,000,000
0.973%, due 05/20/17[2]	23,000,000	22,998,809
0.976%, due 05/21/17[2]	40,000,000	40,008,315
1.016%, due 05/06/17[2]	100,000,000	99,998,589
1.028%, due 05/05/17[2]	100,000,000	99,999,736
1.040%, due 05/11/17[2]	133,000,000	133,039,842
1.044%, due 05/08/17[2]	128,700,000	128,643,047
1.063%, due 05/28/17[2]	40,000,000	39,999,067
1.073%, due 05/05/17[2]	95,000,000	95,000,822
1.081%, due 05/25/17[2]	100,000,000	99,978,874
1.085%, due 05/29/17[2]	122,000,000	122,000,000
1.113%, due 07/23/17[2]	100,000,000	100,013,482
1.126%, due 05/06/17[2]	118,500,000	118,490,200
Federal Home Loan Bank
0.545%, due 05/03/17[1]	35,000,000	34,998,940
0.550%, due 05/15/17[1]	98,000,000	97,979,039
0.550%, due 06/27/17[1]	50,000,000	49,956,458
0.560%, due 05/30/17[1]	200,000,000	199,909,778
0.567%, due 05/01/17[2]	150,000,000	150,000,000
0.609%, due 05/01/17[2]	125,000,000	124,996,513
0.629%, due 05/04/17[1]	198,000,000	197,989,770
0.630%, due 05/23/17[1]	88,000,000	87,966,120
0.630%, due 07/28/17[1]	110,000,000	109,830,600
0.635%, due 05/19/17[1]	188,000,000	187,940,310
0.635%, due 07/25/17[1]	100,000,000	99,850,069
0.638%, due 07/28/17[1]	45,000,000	44,929,820
0.640%, due 08/01/17[1]	112,300,000	112,116,327
0.640%, due 08/09/17[1]	198,000,000	197,648,000
0.643%, due 08/04/17[1]	200,000,000	199,660,639
0.650%, due 06/23/17[1]	46,000,000	45,955,981
0.650%, due 08/01/17[1]	187,000,000	186,689,372
0.670%, due 08/16/17[1]	198,000,000	197,605,705
0.684%, due 08/25/17[1]	99,000,000	98,781,804
0.695%, due 08/30/17[1]	200,000,000	199,532,806
0.730%, due 06/02/17[1]	100,000,000	99,935,111
0.730%, due 07/03/17[1]	173,000,000	172,778,993
0.732%, due 05/17/17[2]	188,000,000	188,000,000
0.750%, due 10/18/17[1]	70,000,000	69,752,083
0.755%, due 05/10/17[1]	100,000,000	99,981,125
0.770%, due 05/30/17[1]	82,000,000	81,949,137
0.770%, due 06/05/17[1]	98,000,000	97,926,636
0.770%, due 06/09/17[1]	82,000,000	81,931,598
0.770%, due 06/12/17[1]	100,000,000	99,910,167
0.770%, due 06/14/17[1]	230,000,000	229,783,544
0.780%, due 06/09/17[1]	100,000,000	99,915,500
0.780%, due 06/15/17[1]	63,000,000	62,938,575
0.785%, due 06/06/17[1]	100,000,000	99,921,500
0.785%, due 06/23/17[1]	46,000,000	45,946,838
0.790%, due 06/07/17[1]	98,000,000	97,920,429
0.800%, due 07/05/17[1]	170,000,000	169,754,445
0.839%, due 05/16/17[2]	259,000,000	259,009,543
0.860%, due 07/26/17[1]	198,000,000	197,593,220

Security description	Face Amount	Value
US government and agency obligations—(concluded)
0.863%, due 07/17/17[2]	$75,000,000	$75,000,000
0.865%, due 06/06/17[2]	86,800,000	86,789,907
0.871%, due 07/12/17[2]	75,000,000	75,000,000
0.879%, due 05/14/17[2]	189,000,000	189,000,000
0.879%, due 05/15/17[2]	250,000,000	250,008,866
0.891%, due 07/20/17[2]	90,000,000	90,000,000
0.895%, due 06/10/17[2]	50,000,000	50,055,393
0.896%, due 07/16/17[2]	140,000,000	140,000,000
0.910%, due 09/22/17[1]	100,000,000	99,636,000
0.924%, due 05/05/17[2]	50,000,000	50,000,000
0.938%, due 06/05/17[2]	99,000,000	99,001,767
0.941%, due 05/06/17[2]	77,500,000	77,517,016
0.964%, due 05/18/17[2]	149,000,000	149,000,000
0.975%, due 10/25/17[1]	12,000,000	11,942,475
0.978%, due 05/12/17[2]	150,000,000	149,985,135
0.980%, due 10/30/17[1]	100,000,000	99,504,556
1.003%, due 05/28/17[2]	44,750,000	44,746,530
1.033%, due 05/03/17[2]	50,000,000	50,000,000
1.038%, due 05/22/17[2]	54,500,000	54,499,604
1.041%, due 05/06/17[2]	50,000,000	50,000,000
1.054%, due 05/10/17[2]	60,000,000	59,990,446
1.058%, due 05/02/17[2]	69,050,000	69,049,027
1.090%, due 07/27/17[2]	14,000,000	14,012,822
1.090%, due 07/27/17[2]	27,000,000	27,024,728
1.106%, due 06/08/17[2]	50,000,000	50,114,797
1.122%, due 06/30/17[2]	100,000,000	100,000,000
1.123%, due 07/01/17[2]	100,000,000	100,000,000
Federal Home Loan Mortgage Corp.
0.490%, due 05/15/17[1]	222,000,000	221,957,697
0.889%, due 09/15/17[1]	98,000,000	97,668,452
1.048%, due 05/05/17[2]	150,000,000	150,000,000
1.125%, due 07/08/17[2]	140,000,000	140,000,000
Federal National Mortgage Association
0.609%, due 06/01/17	97,061,000	97,011,121
0.875%, due 10/26/17	190,000,000	190,069,044
1.102%, due 06/21/17[2]	30,000,000	30,073,093
1.128%, due 07/11/17[2]	100,000,000	100,000,000
US Treasury Bills
0.631%, due 05/18/17[1]	98,000,000	97,970,799
0.892%, due 09/28/17[1]	200,000,000	199,256,667
US Treasury Notes
0.625%, due 08/31/17	98,000,000	97,942,074
0.750%, due 10/31/17	195,000,000	194,939,190
0.750%, due 12/31/17	60,000,000	59,952,073
0.750%, due 01/31/18	195,000,000	194,848,591
0.875%, due 05/15/17	98,000,000	98,013,329
0.875%, due 10/15/17	313,000,000	313,196,447
0.875%, due 11/30/17	325,000,000	325,087,301
0.875%, due 01/31/18	103,000,000	103,020,876
1.000%, due 12/31/17	275,000,000	275,260,620
1.000%, due 02/15/18	250,000,000	250,256,317
1.875%, due 08/31/17	48,000,000	48,188,311
Total US government and agency obligations (cost—$11,862,754,441)		11,862,754,441

Government Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
Repurchase agreements—30.93%
Repurchase agreement dated 04/25/17 with Barclays Capital, Inc., 0.780% due 05/02/17, collateralized by $253,452,800 US Treasury Notes, 1.500% to 2.250% due 05/31/20 to 08/15/22; (value—$255,000,074); proceeds: $250,037,917	$250,000,000	$250,000,000
Repurchase agreement dated 04/25/17 with Barclays Capital, Inc., 0.790% due 05/02/17, collateralized by $330,111,416 Federal Home Loan Mortgage Corp. obligations, 3.000% to 4.000% due 01/01/29 to 12/01/42 and $631,979,235 Federal National Mortgage Association obligations, 3.000% to 4.000% due 09/01/28 to 04/01/47; (value—$765,000,000); proceeds: $750,115,208	750,000,000	750,000,000
Repurchase agreement dated 04/27/17 with Barclays Capital, Inc., 0.790% due 05/04/17, collateralized by $70,722,200 US Treasury Bond, 4.625% due 02/15/40, $411,108,600 US Treasury Notes, 0.750% to 2.000% due 08/31/18 to 04/30/22, $384,900 US Treasury Bond Principal STRIPs, zero coupon due 02/15/37 to 11/15/46 and $6,332,399 US Treasury Bonds STRIPs, zero coupon due 05/15/27 to 08/15/32; (value—$510,000,046); proceeds: $500,076,806	500,000,000	500,000,000
Repurchase agreement dated 04/28/17 with Barclays Capital, Inc., 0.800% due 05/01/17, collateralized by $261,861,400 US Treasury Notes, 1.125% due 09/30/21, $1,000 US Treasury Bonds Principal STRIP, zero coupon due 02/15/19 and $900 US Treasury Notes Principal STRIP, zero coupon due 11/15/17; (value—$255,000,059); proceeds: $250,016,667	250,000,000	250,000,000
Repurchase agreement dated 04/28/17 with BNP Paribas SA, 0.820% due 05/01/17, collateralized by $15,260,200 US Treasury Bond, 3.000% due 11/15/45 and $185,812,100 US Treasury Notes, 1.875% to 2.375% due 01/31/22 to 08/15/24; (value—$204,000,075); proceeds: $200,013,667	200,000,000	200,000,000
Repurchase agreement dated 04/28/17 with BNP Paribas SA, 0.830% due 05/01/17, collateralized by $1,100,000 Federal Home Loan Bank obligation, 5.365% due 09/09/24, $11,446,000 Federal National Mortgage Association obligations, 2.625% to 5.625% due 09/06/24 to 07/15/37, $87,690,900 US Treasury Notes, 1.000% to 2.250% due 02/15/18 to 02/15/25 and $3,087,800 US Treasury Bond Principal STRIPs, zero coupon due 02/15/29 to 05/15/41; (value—$102,000,017); proceeds: $100,006,917	100,000,000	100,000,000

Security description	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/28/17 with Federal Reserve Bank of New York, 0.750% due 05/01/17, collateralized by $59,354,200 US Treasury Bond, 6.250% due 08/15/23; (value—$75,004,771); proceeds: $75,004,688	$75,000,000	$75,000,000
Repurchase agreement dated 04/28/17 with Goldman Sachs & Co., 0.790% due 05/01/17, collateralized by $100,000,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 1.150% due 11/14/17 to 09/04/18 and $105,347,281 US Treasury Bond STRIPs, zero coupon due 05/15/30 to 11/15/44; (value—$159,120,000); proceeds: $156,010,270	156,000,000	156,000,000
Repurchase agreement dated 04/28/17 with Mitsubishi UFJ Securities USA, Inc., 0.770% due 05/01/17, collateralized by $134,777,300 US Treasury Bonds, 2.500% to 6.625% due 02/15/27 to 05/15/46, $4,239,600 US Treasury Inflation Index Bond, 2.375% due 01/15/25, $77,781,100 US Treasury Inflation Index Notes, 0.125% to 1.375% due 01/15/20 to 01/15/26 and $80,326,900 US Treasury Notes, 0.750% to 2.750% due 01/31/18 to 05/15/24; (value—$306,000,046); proceeds: $300,019,250	300,000,000	300,000,000

Repurchase agreement dated 04/28/17 with Mitsubishi UFJ Securities USA, Inc., 0.780% due 05/01/17, collateralized by $1,881,807,950 Federal Home Loan Mortgage Corp. obligations, zero coupon to 6.500% due 11/01/17 to 05/01/47, $2,690,070,631 Federal National Mortgage Association obligations, 1.838% to 6.060% due 06/01/17 to 05/01/47, $356,031,289 Government National Mortgage Association obligations, 2.000% to 4.000% due 11/20/37 to 01/20/47, $416,200 US Treasury Bill, zero coupon due 03/29/18, $1,505,100 US Treasury Bonds, 2.500% to 3.000% due 05/15/45 to 05/15/46 and $3,510,000 US Treasury Notes, 1.625% to 1.875% due 03/15/20 to 02/28/22; (value—$1,830,900,080); proceeds: $1,795,116,675

	1,795,000,000	1,795,000,000

Government Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/25/17 with Mitsubishi UFJ Securities USA, Inc., 0.820% due 06/05/17, collateralized by $199,790,305 Federal Home Loan Mortgage Corp. obligations, 1.500% to 5.500% due 11/01/17 to 03/01/47, $634,984,716 Federal National Mortgage Association obligations, 1.492% to 5.500% due 07/01/18 to 08/01/48 and $530,977,407 Government National Mortgage Association obligations, 2.250% to 4.707% due 02/20/30 to 03/20/65; (value—$510,000,000); proceeds: $500,466,944[3,4]	$500,000,000	$500,000,000
Repurchase agreement dated 04/28/17 with State Street Bank and Trust Co., 0.050% due 05/01/17, collateralized by $224,000 US Treasury Note, 2.125% due 08/15/21; (value—$228,668); proceeds: $224,001	224,000	224,000
Repurchase agreement dated 04/26/17 with Toronto-Dominion Bank, 0.770% due 05/03/17, collateralized by $26,783,985 Federal Home Loan Mortgage Corp. obligations, 3.500% to 4.500% due 03/01/32 to 12/01/45 and $116,760,138 Federal National Mortgage Association obligations, 3.000% to 4.500% due 12/01/25 to 02/01/47; (value—$102,000,000); proceeds: $100,014,972	100,000,000	100,000,000

Security description	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/28/17 with Toronto-Dominion Bank, 0.820% due 05/01/17, collateralized by $149,654,106 Federal Home Loan Mortgage Corp. obligations, 2.500% to 4.500% due 08/01/25 to 02/01/47 and $498,389,690 Federal National Mortgage Association obligations, 2.500% to 6.000% due 04/01/25 to 04/01/47; (value—$408,000,000); proceeds: $400,027,333	$400,000,000	$400,000,000
Total repurchase agreements (cost—$5,376,224,000)		5,376,224,000
Total investments (cost—$17,238,978,441 which approximates cost for federal income tax purposes)—99.19%		17,238,978,441

Other assets in excess of liabilities—0.81%		141,119,662
Net assets—100.00%		$17,380,098,103

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$11,862,754,441	$—	$11,862,754,441
Repurchase agreements	—	5,376,224,000	—	5,376,224,000
Total	$—	$17,238,978,441	$—	$17,238,978,441

At April 30, 2017, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2017 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[3]	Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2017 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2017.
[4]	Illiquid investment at the period end.

Portfolio acronym

STRIP	Separate Trading of Registered Interest and Principal of Securities

See accompanying notes to financial statements.

Government Master Fund

Statement of assets and liabilities

April 30, 2017

Assets:
Investments, at value (cost—$11,862,754,441)	$11,862,754,441
Repurchase agreements, at value (cost—$5,376,224,000)	5,376,224,000
Total investments in securities, at value (cost—$17,238,978,441)	$17,238,978,441
Cash	134,000,637
Receivable for interest	8,587,920
Total assets	17,381,566,998

Liabilities:
Payable to affiliate	1,468,895
Total liabilities	1,468,895
Net assets, at value	$17,380,098,103

See accompanying notes to financial statements.

Government Master Fund

Statement of operations

For the period from June 24, 2016[1] to April 30, 2017
Investment income:
Interest	$75,886,367
Expenses:
Investment advisory and administration fees	14,826,310
Trustees’ fees	123,495
Total expenses	14,949,805
Fee waivers by investment advisor	(2,848,652)
Net expenses	12,101,153
Net investment income	63,785,214
Net realized gains	461,078
Net increase in net assets resulting from operations	$64,246,292

[1]	Commencement of operations.

See accompanying notes to financial statements.

Government Master Fund

Statement of changes in net assets

For the period from June 24, 2016[1] to April 30, 2017
From operations:

Net investment income	$63,785,214
Net realized gains	461,078
Net increase in net assets resulting from operations	64,246,292
Net increase in net assets from beneficial interest transactions	17,315,851,811
Net increase in net assets	17,380,098,103
Net assets:
Beginning of period	—
End of period	$17,380,098,103

[1]	Commencement of operations.

See accompanying notes to financial statements.

Government Master Fund

Financial highlights

Selected financial data throughout the period is presented below:

For the period from June 24, 2016[1] to April 30, 2017
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]
Expenses after fee waivers	0.08%[2]
Net investment income	0.43%[2]
Supplemental data:
Total investment return[3]	0.35%
Net assets, end of period (000’s)	$17,380,098

[1]	Commencement of operations.
[2]	Annualized.
[3]	The total investment return for the Master Fund is calculated using geometric average return. The Master Fund issues ownership interests, rather than shares, to the feeder fund. Individual investors invest only into the feeder fund. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Government Master Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies

Government Master Fund (the “Master Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. Government Master Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred. However, the Master Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In August 2014, the FASB issued Accounting Standard Update No. 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40): “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern” (“ASU 2014-15”). The update provides guidance about management’s responsibility to evaluate whether there is substantial doubt about the entity’s ability to continue as a going concern and to provide related footnote disclosure. Management has evaluated relevant conditions and events, which are known and reasonably knowable, and has determined that there are no conditions and events that raise substantial doubt about the Fund’s ability to continue as a going concern.

The following is a summary of significant accounting policies:

Valuation of investments—Under Rule 2a-7 under the 1940 Act, Government Master Fund has adopted a policy to operate as a “government money market fund”. Under Rule 2a-7 under the 1940 Act, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As a “government money market fund”, Government Master Fund values its investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Master Fund’s portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an

Government Master Fund

Notes to financial statements (unaudited)

issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

The Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time the Master Fund’s beneficial interests are priced. Pursuant to the Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Master Fund’s Portfolio of investments.

Liquidity fee and/or redemption gates—By operating as a “government money market fund”, Government Master Fund is exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 under the 1940 Act or a fund’s investment strategies and limitations may require the Master Fund to promptly

Government Master Fund

Notes to financial statements (unaudited)

dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Master Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM in accordance with an exemptive order granted by the SEC pursuant to Section 17(d) of the 1940 Act and Rule 17d-1 thereunder. Government Master Fund may engage in repurchase agreements as part of normal investing strategies.

Under certain circumstances, the Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to the Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, the Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of the Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At April 30, 2017, the Master Fund owed UBS AM for investment advisory and administration services as follows:

Fund	Amount owed to UBS AM
Government Master Fund	$1,506,592

In exchange for these fees, UBS AM has agreed to bear all of the Master Fund’s expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Fund, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Fund’s independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be less than 0.01% of the Master Fund’s average daily net assets. At

Government Master Fund

Notes to financial statements (unaudited)

April 30, 2017, UBS AM was obligated to reduce its management fees, otherwise receivable by UBS AM, for independent trustees’ fees and expenses as follows:

Fund
Government Master Fund	$37,697

Effective August 22, 2016 through December 31, 2016, UBS AM had agreed to voluntarily waive 0.04% of its management fee. Effective January 1, 2017 through January 31, 2017, UBS AM had agreed to voluntarily waive 0.02% of its management fee. At April 30, 2017, UBS AM owed the Master Fund, and for the period ending to April 30, 2017, UBS AM voluntarily waived, the below amounts; amounts waived are not subject to future recoupment:

Fund	Amount owed by UBS AM	Amount waived by UBS AM
Government Master Fund	$—	$2,848,652

In addition, UBS AM may voluntarily undertake to waive fees in the event that Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2017, and during the period ended April 30, 2017, UBS AM did not owe and/or waive fees under this additional fee waiver arrangement. Such fee waiver would not have been subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Fund may conduct transactions, resulting in him being an interested trustee of the Master Fund. The Master Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the period ended April 30, 2017, the Master Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate value as follows:

Government Master Fund	$129,791,264

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Fund’s investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Beneficial interest transactions

For the period from June 24, 2016[1] to April 30, 2017
Contributions	$51,345,380,769
Withdrawals	(34,029,528,958)
Net increase in beneficial interest	$17,315,851,811

[1]	Commencement of operations.

Government Master Fund

Notes to financial statements (unaudited)

Federal tax status

Government Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in the Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that the Master Fund’s assets, income and distributions will be managed in such a way that an investor in the Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded, as of April 30, 2017, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended April 30, 2017, the Fund did not incur any interest or penalties.

The tax year beginning with the Fund’s inception in June 2016, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Government Master Fund

Report of independent registered public accounting firm

To the Interest holders and Board of Trustees of Master Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Government Master Fund (one of the series constituting Master Trust (the “Trust”)) as of April 30, 2017, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period June 24, 2016 (commencement of operations) through April 30, 2017. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2017, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government Master Fund at April 30, 2017, results of its operations, the changes in its net assets and the financial highlights for the period June 24, 2016 (commencement of operations) through April 30, 2017, in conformity with U.S. generally accepted accounting principles.

New York, New York

June 29, 2017

31

Government Master Fund

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Master Fund will file its complete schedule of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Fund upon request by calling 1-800-647 1568.

In addition, the Master Fund discloses, on a monthly basis: (a) a complete schedule of its portfolio holdings; and (b) information regarding its weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP.

Proxy voting policies, procedures and record

You may obtain a description of the Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Master Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

32

UBS RMA Government Money Market Fund

Supplemental information (unaudited)

Board of Trustees & Officers

The Fund is governed by a Board of Trustees which oversees the Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Fund’s Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Name, Address, and age	Position(s) held with trust	Term of office† and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorships held by Trustee
Meyer Feldberg††; 75 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee	Since 1998	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since 2005). Professor Feldberg also served as president of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promoted interaction with other cities around the world) (2007-2014). Prior to 2004, he was Dean and Professor of Management and Ethics of the Graduate School of Business at Columbia University (since 1989). From 1992 to 2016, Professor Feldberg was a director of Macy’s, Inc. (operator of department stores). From 1997 to 2017, Professor Feldberg was a director of Revlon, Inc. (cosmetics).	Professor Feldberg is a director or trustee of 15 investment companies (consisting of 55 portfolios) for which UBS AM or an affiliate serves as investment advisor or manager.	Professor Feldberg is also a director of the New York City Ballet.

33

UBS RMA Government Money Market Fund

Supplemental information (unaudited)

Independent Trustees

Name, Address, and age	Position(s) held with trust	Term of office† and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorships held by Trustee
Richard Q. Armstrong; 81 c/o Keith A. Weller Assistant Fund Secretary UBS Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee); Since 2004 (Chairman of the Board of Trustees)	Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since 1991 and principal occupation since 1995). Mr. Armstrong was president or chairman of a number of international packaged goods companies (responsible for such brands as Canada Dry, Dr. Pepper, Adirondack Beverages, and Moët Hennessey, among many others) (from 1982 to 1995).	Mr. Armstrong is a director or trustee of 10 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.	None
Alan S. Bernikow; 76 207 Benedict Ave. Staten Island, NY 10314	Trustee	Since 2005	Mr. Bernikow is retired. Previously, he was deputy chief executive officer at Deloitte & Touche (international accounting and consulting firm). From 2003 to March 2017, Mr. Bernikow was also a director of Destination XL Group, Inc. (menswear) (and served as a member of its nominating and corporate governance committee).	Mr. Bernikow is a director or trustee of 10 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of its compensation committee), the lead director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee). He is also the lead director of FCB Financial Holdings, Inc. (banking) (and serves as the chair of its audit committee and member of the nominating and governance committee and compensation committee).
Richard R. Burt; 70 McLarty Associates 900 17th Street NW, Washington, D.C. 20006	Trustee	Since 1998	Mr. Burt is a managing director of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009. Prior to 2007, he was chairman of Diligence Inc. (international information and risk management firm).	Mr. Burt is a director or trustee of 10 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe, Russia and Turkey Fund, Inc., The European Equity Fund, Inc. and The New Germany Fund, Inc. (and serves as a member of each such fund’s audit, nominating and governance committees).
Bernard H. Garil; 76 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a director or trustee of 10 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Garil is also a director of OFI Global Trust Company (commercial trust company), The Leukemia & Lymphoma Society (voluntary health organization) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

34

UBS RMA Government Money Market Fund

Supplemental information (unaudited)

Independent Trustees (concluded)

Name, Address, and age	Position(s) held with trust	Term of office† and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorships held by Trustee
Heather R. Higgins; 57 c/o Keith A. Weller Assistant Fund Secretary UBS Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or has served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).	Ms. Higgins is a director or trustee of 10 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.	None
David Malpass; 61 c/o Keith A. Weller Assistant Fund Secretary UBS Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee	Since 2014	Mr. Malpass is the president and founder of Encima Global, LLC (economic research and consulting) (since 2008). From 1993 until 2008, he was Chief Economist and Senior Managing Director of Bear, Stearns & Co. (financial services firm).	Mr. Malpass is a director or trustee of 10 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Malpass is also a director of New Mountain Finance Corp. (business development company) (and serves as a member of its audit committee).

35

UBS RMA Government Money Market Fund

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Joseph Allessie*; 51	Chief Compliance Officer	Since 2014	Mr. Allessie is a managing director (since 2015) (prior to which he was an executive director (from 2007 to 2015)) at UBS AM and UBS Asset Management (US) Inc. (collectively, “UBS AM—Americas region”). Mr. Allessie is head of compliance and operational risk control for the UBS Asset Management Division in the Americas with oversight for traditional and alternative investment businesses in Canada, the US and Cayman Islands. Prior to that he served as deputy general counsel of UBS AM—Americas region (from 2005 to 2014). Mr. Allessie is the chief compliance officer (prior to which he was interim chief compliance officer (from January to July 2014)) and had served as a vice president and assistant secretary (from 2005 to 2016) of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
Rose Ann Bubloski*; 49	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director (from 2008 to 2012)) and senior manager of registered fund product control of UBS AM—Americas region. She is vice president and assistant treasurer of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
Mark E. Carver*; 53	President	Since 2010	Mr. Carver is a managing director and head of product development and management for UBS AM—Americas region (since 2008). In this role, he oversees product development and management for both wholesale and institutional businesses. He is a member of the Americas Management Committee (since 2008) and the Regional Operating Committee (since 2008). Mr. Carver is president of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
Lisa N. DiPaolo*; 39	Vice President	Since 2015	Ms. DiPaolo is a director (since 2008) and portfolio manager (since 2015) at UBS AM—Americas region. Ms. DiPaolo joined UBS AM—Americas region in 2000 and has been a municipal securities analyst on the tax-free fixed income team. Ms. DiPaolo is a vice president of four investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Thomas Disbrow*; 51	Vice President and Treasurer	Since 2000 (Vice President); Since 2004 (Treasurer)	Mr. Disbrow is a managing director (since 2011) (prior to which he was an executive director (from 2007 to 2011)) and since January 2016 is global head of registered fund product control (prior to which he was head of the North American fund treasury administration department of UBS AM—Americas region (from 2011-2015)). Mr. Disbrow is a vice president and treasurer and/or principal accounting officer of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
Elbridge T. Gerry III*; 60	Vice President	Since 1999	Mr. Gerry is a managing director and co-head of municipal investments of UBS AM—Americas region (head from 2001 to June 2017; co-head from June 2017 to present). Mr. Gerry is a vice president of four investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Charles W. Grande*; 53	Vice President	Since May 2017	Mr. Grande is a managing director, co-head of municipal investments (since June 2017) and head of municipal credit research (since 2009) with UBS AM—Americas region. Mr. Grande is a vice president of two investment companies (consisting of 25 portfolios) for which UBS AM serves as investment advisor or manager.
Mark F. Kemper**; 59	Vice President and Secretary	Since 2004	Mr. Kemper is a managing director and general counsel of UBS AM—Americas region (since 2006 and 2004 respectively). He has been secretary or assistant secretary of UBS AM (Americas) Inc., and UBS Asset Management Trust Company (since 1993). Mr. Kemper is vice president and secretary of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager. Mr. Kemper is employed by UBS Business Solutions US LLC.

36

UBS RMA Government Money Market Fund

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Joanne M. Kilkeary*; 49	Vice President and Assistant Treasurer	Since 2004	Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director (from 2008 to 2013)) and a senior manager (since 2004) of registered fund product control of UBS AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
Tammie Lee*; 46	Vice President and Assistant Secretary	Since 2005	Ms. Lee is an executive director with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region (since 2010) (prior to which she was a director (from 2005 to 2010)) and associate general counsel (since 2005). Ms. Lee is a vice president and assistant secretary of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
William T. MacGregor*; 41	Vice President and Assistant Secretary	Since 2015	Mr. MacGregor is an executive director and deputy general counsel with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region (since September 2015). From June 2012 through July 2015, Mr. MacGregor was Senior Vice President, Secretary and Associate General Counsel of AXA Equitable Funds Management Group, LLC and from May 2008 through July 2015, Mr. MacGregor was Lead Director and Associate General Counsel of AXA Equitable Life Insurance Company. Mr. MacGregor is a vice president and assistant secretary of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
Ryan Nugent*; 39	Vice President	Since 2009	Mr. Nugent is an executive director (since 2017) (prior to which he was a director (since 2010)), portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS AM—Americas region. Mr. Nugent is a vice president of four investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Nancy Osborn*; 51	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a senior manager of registered fund product control of UBS AM—Americas region (since 2006). Mrs. Osborn is a vice president and assistant treasurer of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
Robert Sabatino**; 43	Vice President	Since 2001	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director (from 2007 to 2010)), global head of liquidity, portfolio management (since 2015), head of US taxable money markets (from 2009 to 2015), and portfolio manager of UBS AM—Americas region in the short duration fixed income group (since 2001). Mr. Sabatino is a vice president of four investment companies (consisting of 29 portfolios) for which UBS AM serves as investment advisor or manager.
Eric Sanders*; 51	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
David Walczak**; 33	Vice President	Since 2016	Mr. Walczak is an executive director (since January 2016), head of US taxable money markets (since January 2015) and portfolio manager of UBS AM—Americas region. Mr. Walczak is a vice president of five investment companies (consisting of 44 portfolios) for which UBS AM serves as investment advisor or manager.
Keith A. Weller*; 55	Vice President and Assistant Secretary	Since 1998	Mr. Weller is an executive director and senior associate general counsel with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.

37

UBS RMA Government Money Market Fund

Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Mandy Yu*; 33	Vice President	Since 2013	Ms. Yu is an associate director (since 2015) (prior to which she was an authorized officer (from 2012 to 2015)) and tax compliance manager (since 2013) of registered fund product control of UBS AM—Americas region. She was a fund treasury manager (from 2012 to 2013) and a mutual fund administrator (from 2007 to 2012) for UBS AM—Americas region. Ms. Yu is a vice president of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.

*	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
**	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.
†	Each trustee holds office for an indefinite term. Officers are appointed by the trustees and serve at the pleasure of the Board.
††	Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), because he is a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions.

38

Trustees

Richard Q. Armstrong

Chairman

Alan S. Bernikow

Richard R. Burt

Meyer Feldberg

Bernard H. Garil

Heather R. Higgins

David Malpass

Principal Officers

Mark E. Carver

President

Mark F. Kemper

Vice President and Secretary

Thomas Disbrow

Vice President and Treasurer

Robert Sabatino

Vice President

David J. Walczak

Vice President

Administrator (and Manager for Government Master Fund)

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter (for the feeder fund)

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

©UBS 2017. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S1676

UBS Institutional/Reserves Funds

Annual Report  |  April 30, 2017

Includes:

•	UBS Select Prime Institutional Fund
•	UBS Select Government Institutional Fund
•	UBS Select Treasury Institutional Fund
•	UBS Prime Reserves Fund
•	UBS Tax-Free Reserves Fund

UBS Institutional/Reserves Funds

June 16, 2017

Dear Shareholder,

We present you with the annual report for the UBS Institutional/Reserves Series of Funds, namely UBS Select Prime Institutional Fund, UBS Select Government Institutional Fund, UBS Select Treasury Institutional Fund, UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund (previously, UBS Select Tax Free Institutional Fund) (the “Funds”) for the 12 months (or since commencement period for UBS Select Government Institutional Fund) ended April 30, 2017 (the “reporting period”).

Performance

In December 2016, the US Federal Reserve Board raised the federal funds rate from a range between 0.25% and 0.50% to a range between 0.50% and 0.75%. In March 2017, rates were raised to a range between 0.75% and 1.00%. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) While the yields on a wide range of short-term investments moved higher over the period, yields still remained low by historical comparison. As a result, the Funds’ yields remained low during the reporting period.

The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

•	UBS Select Prime Institutional Fund: 1.01% as of April 30, 2017, versus 0.38% on April 30, 2016.

•	UBS Select Government Institutional Fund: 0.62% as of April 30, 2017.

•	UBS Select Treasury Institutional Fund: 0.62% as of April 30, 2017, versus 0.15% on April 30, 2016.

•	UBS Prime Reserves Fund: 0.89% as of April 30, 2017, versus 0.38% on April 30, 2016.

•	UBS Tax-Free Reserves Fund (previously UBS Select Tax-Free Institutional Fund): 0.71% as of April 30, 2017, versus 0.15% on April 30, 2016.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on pages 7 and 8.

UBS Select Prime Institutional Fund

UBS Select Government Institutional Fund

UBS Select Treasury Institutional Fund

UBS Prime Reserves Fund

Investment goals (all four Funds):

Maximum current income consistent with liquidity and capital preservation

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

UBS Select Prime Institutional Fund—August 10, 1998;

UBS Select Government Institutional Fund—July 26, 2016; UBS Select Treasury Institutional Fund—March 23, 2004;

UBS Prime Reserves Fund—January 19, 2016

Dividend payments:

Monthly

UBS Tax-Free Reserves Fund

Investment goal:

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio Managers:

Elbridge T. Gerry III

Lisa M. DiPaolo

UBS Asset Management (Americas) Inc.

Commencement:

August 28, 2007

Dividend payments:

Monthly

1

UBS Institutional/Reserves Funds

An interview with the Portfolio Managers

Q.	How would you describe the economic environment during the reporting period?
A.	The US economy faced a number of headwinds but overcame these challenges and continued to expand during the reporting period. That being said, the overall pace of growth was fairly tepid. The US Commerce Department reported that gross domestic product (“GDP”) grew at a 1.4% seasonally adjusted annualized rate during the second quarter of 2016. GDP growth then improved to a 3.5% rate during the third quarter of 2016—the strongest reading since the third quarter of 2014. GDP growth then moderated to a 2.1% rate during the fourth quarter. Finally, first quarter 2017 GDP grew at a1.2% rate based on the US Commerce Department’s second estimate.[1]

Q.	How did the Fed react to the economic environment?
A.	After taking its first step toward normalizing monetary policy in late 2015, the US Federal Reserve Board (“Fed”) kept the fed funds rate unchanged until December 2016, when it increased rates 0.25% to a range between 0.50% and 0.75%. After keeping rates unchanged at its first meeting in 2017, the Fed again raised rates 0.25%, to a range between 0.75% and 1.00%, at its meeting that concluded on March 15, 2017. In its statement following the March meeting the Fed said, “The Committee expects that economic conditions will evolve in a manner that will warrant gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run. However, the actual path of the federal funds rate will depend on the economic outlook as informed by incoming data.” At its meeting in June 2017, after the end of the reporting period, the fed raised rates 0.25% to a range between 1.00% and 1.25%.

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.	Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the Government Master Fund, the Treasury Master Fund, the Prime CNAV Master Fund and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•	For the Prime Master Fund in which UBS Select Prime Institutional Fund invests, we tactically adjusted its weighted average maturity (WAM)—which is the weighted average maturity of the securities in the portfolio—throughout the 12-month review period. When the reporting period began, the Master Fund had a WAM of 42 days. By the end of the period, the Master Fund’s WAM was 25 days.

At the issuer level, we maintained a high level of diversification, investing in smaller positions with the goal of reducing risk and keeping the Master Fund highly liquid. To that end, we typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (The Master Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

At the security level, we increased the Master Fund’s exposures to repurchase agreements and commercial paper, while modestly adding to its position in time deposits. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.) Conversely, we decreased its exposure to certificates of deposit. Finally, we eliminated its allocations to US government and agency obligations, other short-term corporate obligations and non-US government obligations.

[1]	Based on the Commerce Department’s second estimate announced on May 26, 2017, after the reporting period had ended.

2

UBS Institutional/Reserves Funds

•	The inception date for the Government Master Fund in which UBS Select Government Institutional Fund invests was June 24, 2016. (UBS Select Government Institutional Fund itself commenced operations on July 26, 2016.) We tactically adjusted its WAM, and at the end of the reporting period, the Master Fund’s WAM was 56 days. At the security level, the Master Fund’s largest exposure was in direct government and agency obligations, followed by repurchase agreements backed by government securities.

•	The WAM for the Treasury Master Fund in which UBS Select Treasury Institutional Fund invests was 59 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end on April 30, 2017, it was 49 days. At the security level, we increased the Master Fund’s exposure to repurchase agreements backed by government securities and reduced its exposure to direct US government obligations.

•	The WAM for the Prime CNAV Master Fund in which UBS Prime Reserves Fund invests was 31 days when the reporting period began. We tactically adjusted its WAM, and at the end of the reporting period, the Master Fund’s WAM was 26 days. Over the review period, we increased the Master Fund’s allocation to repurchase agreements and modestly added to its exposures to time deposits and certificates of deposit. Conversely, we meaningfully reduced its allocation to commercial paper and slightly pared its exposure to US government and agency obligations.

•	The WAM for the Tax-Free Master Fund in which UBS Tax-Free Reserves Fund invests was six days when the reporting period began. We tactically adjusted the Master Fund’s WAM based on market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period, its WAM was also six days. Over the review period, we significantly increased the Master Fund’s allocation to municipal bonds and notes, and significantly reduced its exposure to tax-exempt commercial paper.

Q.	What factors do you believe will affect the Funds over the coming months?
A.	We believe the US economy has enough momentum to continue expanding, albeit at a relatively modest pace. In our view, inflation will remain fairly well contained. In such an environment, we feel the Fed will be true to its word and take a slow and deliberate pace in terms of raising interest rates. We anticipate continuing to manage the Funds focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds, please contact your financial advisor, or visit us at www.ubs.com/am-us.*

Sincerely,

Mark E. Carver

President—UBS Money Series

UBS Select Prime Institutional Fund

UBS Select Government Institutional Fund

UBS Select Treasury Institutional Fund

UBS Prime Reserves Fund

UBS Tax-Free Reserves Fund

Managing Director

UBS Asset Management

(Americas) Inc.

Lisa DiPaolo Portfolio Manager— UBS Tax-Free Reserves Fund Director UBS Asset Management (Americas) Inc.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/am-us.

3

Robert Sabatino

Portfolio Manager—

UBS Select Prime Institutional Fund

UBS Select Government Institutional Fund

UBS Select Treasury Institutional Fund

UBS Prime Reserves Fund

Managing Director

UBS Asset Management

(Americas) Inc.

Elbridge T. Gerry III Portfolio Manager— UBS Tax-Free Reserves Fund Managing Director UBS Asset Management (Americas) Inc.

David J. Walczak

Portfolio Manager—

UBS Select Prime Institutional Fund

UBS Select Government Institutional Fund

UBS Select Treasury Institutional Fund

UBS Prime Reserves Fund

Executive Director

UBS Asset Management

(Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the 12 month (or since inception) period ended April 30, 2017. The views and opinions in the letter were current as of June 16, 2017. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

4

UBS Institutional/Reserves Funds

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2016 to April 30, 2017.

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

5

UBS Institutional/Reserves Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

	Beginning account value November 1, 2016	Ending account value[2] April 30, 2017	Expenses paid during period[3] 11/01/16 to 04/30/17	Expense ratio during the period

UBS Select Prime Institutional Fund
Actual	$1,000.00	$1,004.10	$0.45	0.09%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.35	0.45	0.09

	Beginning account value November 1, 2016	Ending account value[2] April 30, 2017	Expenses paid during period[3] 11/01/16 to 04/30/17	Expense ratio during the period

UBS Select Government Institutional Fund
Actual	$1,000.00	$1,002.30	$0.70	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.10	0.70	0.14

	Beginning account value November 1, 2016	Ending account value[2] April 30, 2017	Expenses paid during period[3] 11/01/16 to 04/30/17	Expense ratio during the period

UBS Select Treasury Institutional Fund
Actual	$1,000.00	$1,002.00	$0.89	0.18%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.90	0.90	0.18

	Beginning account value November 1, 2016	Ending account value[2] April 30, 2017	Expenses paid during period[3] 11/01/16 to 04/30/17	Expense ratio during the period

UBS Prime Reserves Fund
Actual	$1,000.00	$1,003.50	$0.89	0.18%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.90	0.90	0.18

	Beginning account value November 1, 2016	Ending account value[2] April 30, 2017	Expenses paid during period[3] 11/01/16 to 04/30/17	Expense ratio during the period

UBS Tax-Free Reserves Fund
Actual	$1,000.00	$1,002.40	$0.89	0.18%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.90	0.90	0.18

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.
[2]	“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.
[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

6

UBS Institutional/Reserves Funds

Yields and characteristics at a glance—April 30, 2017 (unaudited)

UBS Select Prime Institutional Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	1.01%
Seven-day effective yield after fee waivers[1]	1.01
Seven-day current yield before fee waivers[1]	0.93
Seven-day effective yield before fee waivers[1]	0.93
Weighted average maturity[2]	25 days

Table footnotes are on page 8.

You could lose money by investing in UBS Select Prime Institutional Fund. Because the price of interests in the related money market master fund will fluctuate, when you sell your shares of UBS Select Prime Institutional Fund, your shares of UBS Select Prime Institutional Fund may be worth more or less than what you originally paid for them. The related money market master fund may impose a fee upon sale of your shares of UBS Select Prime Institutional Fund or may temporarily suspend your ability to sell shares of UBS Select Prime Institutional Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Select Prime Institutional Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Prime Institutional Fund’s sponsor has no legal obligation to provide financial support to UBS Select Prime Institutional Fund, and you should not expect that the fund’s sponsor will provide financial support to UBS Select Prime Institutional Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

UBS Select Government Institutional Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.62%
Seven-day effective yield after fee waivers[1]	0.62
Seven-day current yield before fee waivers[1]	0.62
Seven-day effective yield before fee waivers[1]	0.62
Weighted average maturity[2]	56 days

UBS Select Treasury Institutional Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.62%
Seven-day effective yield after fee waivers[1]	0.62
Seven-day current yield before fee waivers[1]	0.62
Seven-day effective yield before fee waivers[1]	0.62
Weighted average maturity[2]	49 days

Table footnotes are on page 8.

You could lose money by investing in UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. An investment in UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Government Institutional Fund’s sponsor and UBS Select Treasury Institutional Fund’s sponsor has no legal obligation to provide financial support to UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

7

UBS Institutional/Reserves Funds

Yields and characteristics at a glance—April 30, 2017 (unaudited) (concluded)

UBS Prime Reserves Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.89%
Seven-day effective yield after fee waivers[1]	0.89
Seven-day current yield before fee waivers[1]	0.89
Seven-day effective yield before fee waivers[1]	0.89
Weighted average maturity[2]	26 days

UBS Tax-Free Reserves Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.71%
Seven-day effective yield after fee waivers[1]	0.71
Seven-day current yield before fee waivers[1]	0.71
Seven-day effective yield before fee waivers[1]	0.71
Weighted average maturity[2]	6 days

Investments in UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund are intended to be limited to accounts beneficially owned by natural persons. UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund reserve the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. The related money market master funds may impose a fee upon sale of your shares of UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund or may temporarily suspend your ability to sell shares of UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Prime Reserves Fund’s sponsor and UBS Tax-Free Reserves Fund’s sponsor has no legal obligation to provide financial support to UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.
[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

8

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9

UBS Institutional/Reserves Funds

Statement of assets and liabilities

April 30, 2017

UBS Select Prime Institutional Fund
Assets:
Investment in Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (each a “Master Fund”), at value (cost—$2,308,681,688; $1,105,110,662; $4,275,412,144; $743,246,155 and $1,370,661,940, respectively, which approximates cost for federal income tax purposes)	$2,309,140,492

Liabilities:
Dividends payable to shareholders	1,881,095
Payable to affiliate	67,803
Total liabilities	1,948,898

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 2,306,716,748; 1,104,454,905; 4,272,797,747; 742,673,189 and 1,369,823,400 outstanding, respectively	$2,306,724,820
Accumulated net realized gain	7,970
Net unrealized appreciation	458,804
Net assets	$2,307,191,594
Net asset value per share	$1.0002

10

UBS Institutional/Reserves Funds

UBS Select Government Institutional Fund	UBS Select Treasury Institutional Fund	UBS Prime Reserves Fund	UBS Tax-Free Reserves Fund

$1,105,110,662	$4,275,412,144	$743,246,155	$1,370,661,940

567,984	2,288,617	528,773	753,200
70,006	288,437	43,170	85,097
637,990	2,577,054	571,943	838,297

$1,104,454,905	$4,272,797,747	$742,673,189	$1,369,823,400
17,767	37,343	1,023	243
—	—	—	—
$1,104,472,672	$4,272,835,090	$742,674,212	$1,369,823,643
$1.00	$1.00	$1.00	$1.00

See accompanying notes to financial statements.

11

UBS Institutional/Reserves Funds

Statement of operations

For the year ended April 30, 2017

UBS Select Prime Institutional Fund
Investment income:
Interest income allocated from Master Fund	$19,113,119
Expenses allocated from Master Fund	(2,897,167)
Expense waiver allocated from Master Fund	492,740
Net investment income allocated from Master Fund	16,708,692
Expenses:
Administration fees	2,277,628
Trustees’ fees	41,527
2,319,155
Fee waivers and/or Trustees’ fees reimbursement by administrator	(399,864)
Net expenses	1,919,291
Net investment income	14,789,401
Net realized gain allocated from Master Fund	430,946
Net change in unrealized appreciation allocated from Master Fund	458,804
Net increase in net assets resulting from operations	$15,679,151

12

UBS Institutional/Reserves Funds

UBS Select Government Institutional Fund[1]	UBS Select Treasury Institutional Fund	UBS Prime Reserves Fund	UBS Tax-Free Reserves Fund

$3,442,674	$20,724,596	$4,279,560	$5,659,387
(596,987)	(4,311,389)	(561,971)	(915,507)
106,790	—	—	—
2,952,477	16,413,207	3,717,589	4,743,880

459,905	3,392,401	425,139	705,201
17,254	55,915	24,282	27,008
477,159	3,448,316	449,421	732,209
(177,647)	—	—	(720)
299,512	3,448,316	449,421	731,489
2,652,965	12,964,891	3,268,168	4,012,391
20,747	57,218	3,370	—
—	—	—	—
$2,673,712	$13,022,109	$3,271,538	$4,012,391

[1]	Commenced operations on July 26, 2016.

See accompanying notes to financial statements.

13

UBS Institutional/Reserves Funds

Statement of changes in net assets

	UBS Select Prime Institutional Fund
	For the years ended April 30,
	2017	2016
From operations:

Net investment income	$14,789,401	$6,894,153
Net realized gains	430,946	57,564
Net change in unrealized appreciation	458,804	—
Net increase in net assets resulting from operations	15,679,151	6,951,717
Dividends and distributions to shareholders from:

Net investment income	(14,789,401)	(6,894,153)
Net realized gains	(445,736)	(59,552)
Total dividends and distributions to shareholders	(15,235,137)	(6,953,705)
Net increase (decrease) in net assets from beneficial interest transactions	(2,048,601,860)	214,813,047
Net increase (decrease) in net assets	(2,048,157,846)	214,811,059
Net assets:

Beginning of year	4,355,349,440	4,140,538,381
End of year	$2,307,191,594	$4,355,349,440
Accumulated undistributed net investment income	$—	$—

UBS Select Government Institutional Fund
For the period from July 26, 2016[1] to April 30, 2017
From operations:

Net investment income	$2,652,965
Net realized gains	20,747
Net increase in net assets resulting from operations	2,673,712
Dividends and distributions to shareholders from:

Net investment income	(2,652,965)
Net realized gains	(2,980)
Total dividends and distributions to shareholders	(2,655,945)
Net increase in net assets from beneficial interest transactions	1,104,454,905
Net increase in net assets	1,104,472,672
Net assets:

Beginning of period	—
End of period	$1,104,472,672
Accumulated undistributed net investment income	$—

[1]	Commencement of operations.

See accompanying notes to financial statements.

14

UBS Institutional/Reserves Funds

Statement of changes in net assets

	UBS Select Treasury Institutional Fund
	For the years ended April 30,
	2017	2016
From operations:

Net investment income	$12,964,891	$1,914,383
Net realized gains	57,218	295,522
Net increase in net assets resulting from operations	13,022,109	2,209,905
Dividends and distributions to shareholders from:

Net investment income	(12,964,891)	(1,914,383)
Net realized gains	(66,774)	(352,014)
Total dividends and distributions to shareholders	(13,031,665)	(2,266,397)
Net increase (decrease) in net assets from beneficial interest transactions	444,726,050	(463,431,993)
Net increase (decrease) in net assets	444,716,494	(463,488,485)
Net assets:

Beginning of year	3,828,118,596	4,291,607,081
End of year	$4,272,835,090	$3,828,118,596
Accumulated undistributed net investment income	$—	$—

	UBS Prime Reserves Fund
	For the year ended April 30, 2017	For the period from January 19, 2016[1] to April 30, 2016
From operations:

Net investment income	$3,268,168	$137,853
Net realized gains	3,370	—
Net increase in net assets resulting from operations	3,271,538	137,853
Dividends and distributions to shareholders from:

Net investment income	(3,268,168)	(137,853)
Net realized gains	(2,347)	—
Total dividends and distributions to shareholders	(3,270,515)	(137,853)
Net increase in net assets from beneficial interest transactions	445,845,328	296,827,861
Net increase in net assets	445,846,351	296,827,861
Net assets:

Beginning of period	296,827,861	—
End of period	$742,674,212	$296,827,861
Accumulated undistributed net investment income	$—	$—

[1]	Commencement of operations.

See accompanying notes to financial statements.

15

UBS Institutional/Reserves Funds

Statement of changes in net assets

	UBS Tax-Free Reserves Fund
	For the years ended April 30,
	2017	2016
From operations:

Net investment income	$4,012,391	$80,544
Net realized gains	—	19,825
Net increase in net assets resulting from operations	4,012,391	100,369
Dividends and distributions to shareholders from:

Net investment income	(4,012,391)	(80,544)
Net realized gains	(2,559)	(26,048)
Total dividends and distributions to shareholders	(4,014,950)	(106,592)
Net increase (decrease) in net assets from beneficial interest transactions	1,024,376,966	(99,698,789)
Net increase (decrease) in net assets	1,024,374,407	(99,705,012)
Net assets:

Beginning of year	345,449,236	445,154,248
End of year	$1,369,823,643	$345,449,236
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements.

16

UBS Select Prime Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$1.0000	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0057	0.002	0.000 [1]	0.000 [1]	0.001
Net realized and unrealized gains	0.0004	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.0061	0.002	0.000 [1]	0.000 [1]	0.001
Dividends from net investment income	(0.0057)	(0.002)	(0.000)[1]	(0.000)[1]	(0.001)
Distributions from net realized gains	(0.0002)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.0059)	(0.002)	(0.000)[1]	(0.000)[1]	(0.001)
Net asset value, end of year	$1.0002	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.61%	0.17%	0.03%	0.03%	0.11%
Ratios to average net assets:
Expenses before fee waivers/Trustees’ fees reimbursement[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers/Trustees’ fees reimbursement[3]	0.15%	0.18%	0.18%	0.18%	0.18%
Net investment income[3]	0.51%	0.18%	0.03%	0.03%	0.11%
Supplemental data:
Net assets, end of year (000’s)	$2,307,192	$4,355,349	$4,140,538	$4,385,243	$6,021,339

[1]	Amount represents less than $0.0005 per share.
[2]	Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements.

17

UBS Select Government Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

For the period from July 26, 2016[1] to April 30, 2017
Net asset value, beginning of period	$1.00
Net investment income	0.003
Net realized gains	0.000 [2]
Net increase from operations	0.003
Dividends from net investment income	(0.003)
Distributions from net realized gains	(0.000)[2]
Total dividends and distributions	(0.003)
Net asset value, end of period	$1.00
Total investment return[3]	0.29%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.18%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.13%[5]
Net investment income[4]	0.44%[5]
Supplemental data:
Net assets, end of period (000’s)	$1,104,473

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]	Total investment return is calculated assuming a $10,000 investment on the first day of the period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of the period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

18

UBS Select Treasury Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.003	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net realized gains	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.003	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.003)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.003)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.30%	0.06%	0.01%	0.01%	0.01%
Ratios to average net assets:
Expenses before fee waivers/Trustees’ fees reimbursement[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers/Trustees’ fees reimbursement[3]	0.18%	0.12%	0.06%	0.06%	0.14%
Net investment income[3]	0.30%	0.05%	0.01%	0.01%	0.01%
Supplemental data:
Net assets, end of year (000’s)	$4,272,835	$3,828,119	$4,291,607	$4,282,804	$4,351,895

[1]	Amount represents less than $0.0005 per share.
[2]	Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements.

19

UBS Prime Reserves Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Year ended April 30, 2017	For the period from January 19, 2016[1] to April 30, 2016
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.005	0.001
Net realized gains	0.000 [2]	—
Net increase from operations	0.005	0.001
Dividends from net investment income	(0.005)	(0.001)
Distributions from net realized gains	(0.000)[2]	—
Total dividends and distributions	(0.005)	(0.001)
Net asset value, end of period	$1.00	$1.00
Total investment return[3]	0.54%	0.09%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.18%	0.18%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.18%	0.08%[5]
Net investment income[4]	0.58%	0.35%[5]
Supplemental data:
Net assets, end of period (000’s)	$742,674	$296,828

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

20

UBS Tax-Free Reserves Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.004	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net realized gains	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.004	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.004)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.004)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.38%	0.03%	0.02%	0.02%	0.02%
Ratios to average net assets:
Expenses before fee waivers/Trustees’ fees reimbursement[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers/Trustees’ fees reimbursement[3]	0.18%	0.05%	0.04%	0.08%	0.15%
Net investment income[3]	0.44%	0.02%	0.01%	0.01%	0.01%
Supplemental data:
Net assets, end of year (000’s)	$1,369,824	$345,449	$445,154	$483,311	$563,780

1 Amount represents less than $0.0005 per share.

[2]	Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements.

21

UBS Institutional/Reserves Funds

Notes to financial statements

Organization and significant accounting policies

UBS Select Prime Institutional Fund (“Prime Institutional Fund”), UBS Select Government Institutional Fund (“Government Institutional Fund”), UBS Select Treasury Institutional Fund (“Treasury Institutional Fund”), UBS Prime Reserves Fund (“Prime Reserves Fund), and UBS Tax-Free Reserves Fund (“Tax-Free Reserves Fund”) (formerly UBS Select Tax-Free Institutional Fund) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty series. The financial statements for the other series of the Trust are not included herein.

Prime Institutional Fund, Government Institutional Fund, Treasury Institutional Fund, Prime Reserves Fund, and Tax-Free Reserves Fund are “feeder funds” that invest substantially all of their assets in “master funds”—Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund, respectively (each a “Master Fund”, collectively, the “Master Funds” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives.

Prior to August 28, 2007, Prime Institutional Fund and Treasury Institutional Fund invested in securities directly. Effective August 28, 2007, Prime Institutional Fund and Treasury Institutional Fund invest substantially all of their assets in Prime Master Fund and Treasury Master Fund, respectively. Tax-Free Reserves Fund commenced operations on August 28, 2007. Prime Reserves fund commenced operations on January 19, 2016, and Government Institutional Fund commenced operations on July 26, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds and the administrator for the feeder funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects each Fund’s proportionate interest in the net assets of its corresponding Master Fund (73.05% for Prime Institutional Fund, 6.36% for Government Institutional Fund, 23.50% for Treasury Institutional Fund, 55.63% for Prime Reserves Fund, and 59.14% for Tax-Free Reserves Fund at April 30, 2017).

All of the net investment income and realized and unrealized gains and losses from investment activities of each Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Funds’ financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are

22

UBS Institutional/Reserves Funds

Notes to financial statements

also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In August 2014, the FASB issued Accounting Standard Update No. 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40): “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern” (“ASU 2014-15”). The update provides guidance about management’s responsibility to evaluate whether there is substantial doubt about the entity’s ability to continue as a going concern and to provide related footnote disclosure. Management has evaluated relevant conditions and events, which are known and reasonably knowable, and has determined that there are no conditions and events that raise substantial doubt about the Fund’s ability to continue as a going concern.

The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Floating net asset value per share fund—Until October 11, 2016, Prime Institutional Fund sought to maintain a stable price of $1.00 per share. Effective October 11, 2016, consistent with amendments to Rule 2a-7 under the 1940 Act, Prime Institutional Fund calculates its net asset value to four decimals (e.g., $1.0000) using market-based pricing and expects that its share price will fluctuate.

Constant net asset value per share funds—Government Institutional Fund, Treasury Institutional Fund, Prime Reserves Fund, and Tax-Free Reserves Fund (collectively the “Constant NAV Funds”) attempt to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Constant NAV Funds will be able to maintain a stable net asset value of $1.00 per share. The Constant NAV Funds have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable each to do so. Government Institutional Fund and Treasury Institutional Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7 under the 1940 Act, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As “government money market funds”, Government Institutional Fund and Treasury Institutional Fund are permitted to seek to maintain a stable price per share. Effective October 14, 2016, Prime Reserves Fund and Tax-Free Reserves Fund became “retail money market funds”. Under Rule 2a-7 under the 1940 Act, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “retail money market funds”, Prime Reserves Fund and Tax-Free Reserves Fund are permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—Effective October 14, 2016, consistent with Rule 2a-7 under the 1940 Act, Prime Institutional Fund, Prime Reserves Fund and Tax-Free Reserves Fund may be subject to the possible imposition of a liquidity fee and/or temporary redemption gate. Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund may impose a fee upon the sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. For the period ended April 30, 2017, Prime Institutional Fund, Prime Reserves Fund and Tax-Free Reserves Fund were not subject to any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Institutional Fund and Treasury Institutional Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Funds’ Board of Trustees (the “Board”) may elect to subject Government Institutional Fund and Treasury Institutional Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

23

UBS Institutional/Reserves Funds

Notes to financial statements

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Administrator

UBS AM serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate as a percentage of each Fund’s average daily net assets:

Fund	Administration fee
Prime Institutional Fund	0.08%
Government Institutional Fund	0.08%
Treasury Institutional Fund	0.08%
Prime Reserves Fund	0.08%
Tax-Free Reserves Fund	0.08%

At April 30, 2017, each Fund owed UBS AM for administrative services as follows:

Fund	Amounts owed to UBS AM
Prime Institutional Fund	$152,446
Government Institutional Fund	76,756
Treasury Institutional Fund	302,065
Prime Reserves Fund	49,056
Tax-Free Reserves Fund	92,118

In exchange for these fees, UBS AM has agreed to bear all of the Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be less than 0.01% of each Fund’s average daily net assets. At April 30, 2017, UBS AM was obligated to reduce its administration fees, otherwise receivable by UBS AM, for independent trustees’ fees as follows:

Fund
Prime Institutional Fund	$8,421
Government Institutional Fund	6,750
Treasury Institutional Fund	13,628
Prime Reserves Fund	5,886
Tax-Free Reserves Fund	7,021

Effective November 1, 2016 through June 30, 2017, with respect to Prime Institutional Fund only, UBS AM had agreed to voluntarily waive 0.04% of its administrative fees. At April 30, 2017, UBS AM owed Prime Institutional

24

UBS Institutional/Reserves Funds

Notes to financial statements

Fund, and for the period November 1, 2016 to April 30, 2017, UBS AM voluntarily waived, the below amounts, which are not subject to future recoupment:

Fund	Amount owed by UBS AM	Amount waived by UBS AM
Prime Institutional Fund	$76,222	$399,864

Effective August 22, 2016 through February 28, 2017, with respect to Government Institutional Fund only, UBS AM had agreed to voluntarily waive 0.04% of its administrative fees. Effective March 1, 2017 through March 31, 2017, with respect to Government Institutional Fund only, UBS AM had agreed to voluntarily waive 0.02% of its administrative fees. At April 30, 2017, UBS AM owed Government Institutional Fund, and for the period ending April 30, 2017, UBS AM voluntarily waived, the below amounts, which are not subject to future recoupment:

Fund	Amount owed by UBS AM	Amount waived by UBS AM
Government Institutional Fund	$—	$177,647

In addition, UBS AM may voluntarily undertake to waive fees in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2017, UBS AM owed Tax-Free Reserves Fund, and for the period ended April 30, 2017, UBS AM voluntarily waived, the below amounts, which are not subject to future recoupment:

Fund	Amount owed by UBS AM	Amount waived by UBS AM
Tax-Free Reserves Fund	$—	$720

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, for which the NAV per share was at $1.00 per share until and including October 10, 2016 and for which the NAV per share has fluctuated since October 11, 2016, were as follows:

Prime Institutional Fund

	For the years ended April 30,
	2017		2016
	Shares	Amount	Shares	Amount
Shares sold	7,074,115,738	$7,074,438,043	12,783,437,640	$12,783,437,640
Shares repurchased	(9,135,055,499)	(9,135,369,732)	(12,573,839,417)	(12,573,839,417)
Dividends reinvested	12,329,829	12,329,829	5,214,824	5,214,824
Net increase (decrease)	(2,048,609,932)	$(2,048,601,860)	214,813,047	$214,813,047

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

Government Institutional Fund

For the period from July 26, 2016[1] to April 30, 2017
Shares sold	2,833,337,293
Shares repurchased	(1,730,708,030)
Dividends reinvested	1,825,642
Net increase in shares outstanding	1,104,454,905

25

UBS Institutional/Reserves Funds

Notes to financial statements

Treasury Institutional Fund

	For the years ended April 30,
	2017	2016
Shares sold	14,711,316,535	9,251,208,369
Shares repurchased	(14,276,988,478)	(9,716,343,759)
Dividends reinvested	10,397,993	1,703,397
Net increase (decrease) in shares outstanding	444,726,050	(463,431,993)

Prime Reserves Fund

	For the year ended April 30, 2017	For the period from January 19, 2016[1] to April 30, 2016
Shares sold	1,588,200,519	394,190,803
Shares repurchased	(1,144,778,020)	(97,412,337)
Dividends reinvested	2,422,829	49,395
Net increase in shares outstanding	445,845,328	296,827,861

Tax-Free Reserves Fund

	For the years ended April 30,
	2017	2016
Shares sold	2,660,424,248	221,017,080
Shares repurchased	(1,638,880,467)	(320,783,582)
Dividends reinvested	2,833,185	67,713
Net increase (decrease) in shares outstanding	1,024,376,966	(99,698,789)

[1]	Commencement of operations.

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by Prime Institutional Fund, Prime Reserves Fund and Treasury Institutional Fund during the fiscal years ended April 30, 2017 and April 30, 2016, was ordinary income. The tax character of distributions paid to shareholders by Government Institutional Fund during the fiscal period ended April 30, 2017, was ordinary income. The tax character of distributions paid to shareholders by Tax-Free Reserves Fund during the fiscal years ended April 30, 2017 and April 30, 2016, was 99.74% and 65.92% tax-exempt income, 0.19% and 9.64% ordinary income, and 0.06% and 24.44% long-term capital gain, respectively.

At April 30, 2017, the components of accumulated earnings (deficit) on a tax basis were (1) undistributed ordinary income of $1,889,065 and unrealized appreciation of $458,804 for Prime Institutional Fund, (2) undistributed ordinary income of $585,751 for Government Institutional Fund, (3) undistributed ordinary income of $2,325,960 for Treasury Institutional Fund, (4) undistributed ordinary income of $529,796 for Prime Reserves Fund, and (5) undistributed tax-exempt income of $753,443 for Tax-Free Reserves Fund.

26

UBS Institutional/Reserves Funds

Notes to financial statements

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after December 22, 2010, may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. As of April 30, 2017, none of the Funds had capital loss carryforwards.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of April 30, 2017, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2017, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2017, and since inception for the Government Institutional Fund and Prime Reserves Fund, remain subject to examination by the Internal Revenue Service and state taxing authorities.

27

UBS Institutional/Reserves Funds

Report of independent registered public accounting firm

To the Shareholders and Board of Trustees of

UBS Select Prime Institutional Fund,

UBS Select Government Institutional Fund,

UBS Select Treasury Institutional Fund,

UBS Prime Reserves Fund and

UBS Tax-Free Reserves Fund

We have audited the accompanying statements of assets and liabilities of UBS Select Prime Institutional Fund, UBS Select Government Institutional Fund, UBS Select Treasury Institutional Fund, UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund (five of the series constituting UBS Money Series (collectively, the “Funds”)) as of April 30, 2017, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Select Prime Institutional Fund, UBS Select Government Institutional Fund, UBS Select Treasury Institutional Fund, UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund at April 30, 2017, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

New York, New York

June 29, 2017

28

UBS Institutional/Reserves Funds

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Funds and Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of the related Master Fund’s portfolio holdings; and (b) information regarding each Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/moneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Institutional Fund invests) and for Master Trust—Prime CNAV Master Fund (the master fund in which UBS Prime Reserves Fund invests) is available on a weekly basis at the same UBS Web address. Investors also may find additional information about the Funds at the above referenced UBS Website internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information

Pursuant to Section 871(k)(1)(C)(i) and 871(k)(2)(C)(i) of the Internal Revenue Code, the Funds designate the following percentages of ordinary income distributions paid as qualified interest income and qualified short term capital gains:

Fund	Qualified Interest Income	Qualified Short Term Capital Gains
Prime Institutional Fund	51.05%	2.93%
Government Institutional Fund	99.89%	0.11%
Treasury Institutional Fund	99.49%	0.51%
Prime Reserves Fund	59.83%	0.07%

29

Master Trust

Annual Report  |  April 30, 2017

Includes:

•	Prime Master Fund
•	Government Master Fund
•	Treasury Master Fund
•	Prime CNAV Master Fund
•	Tax-Free Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2016 to April 30, 2017.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

	Beginning account value November 1, 2016	Ending account value April 30, 2017	Expenses paid during period[1] 11/01/16 to 04/30/17	Expense ratio during the period
Prime Master Fund

Actual	$1,000.00	$1,004.10	$0.25	0.05%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.55	0.25	0.05

Government Master Fund

Actual	$1,000.00	$1,002.50	$0.40	0.08%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.40	0.40	0.08

Treasury Master Fund

Actual	$1,000.00	$1,002.40	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Prime CNAV Master Fund

Actual	$1,000.00	$1,003.90	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Tax-Free Master Fund

Actual	$1,000.00	$1,002.80	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

Master Trust

Portfolio characteristics at a glance—April 30, 2017 (unaudited)

Prime Master Fund

Characteristics
Weighted average maturity[1]	25 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	52.1%
Canada	8.0
Singapore	7.5
Sweden	6.7
France	6.1
Total	80.4%

Portfolio composition[2]
Commercial paper	51.0%
Certificates of deposit	17.7
Repurchase agreements	16.7
Time deposits	14.6
Other assets less liabilities	0.0 [3]
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	The Master Fund’s portfolio is actively managed and its composition will vary over time.
[3]	Represents less than 0.05% of net assets.

You could lose money by investing in a money market fund. Because the price of interests in Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—April 30, 2017 (unaudited) (continued)

Government Master Fund

Characteristics
Weighted average maturity[1]	56 days

Portfolio composition[2]
US government and agency obligations	68.3%
Repurchase agreements	30.9
Other assets less liabilities	0.8
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Treasury Master Fund

Characteristics
Weighted average maturity[1]	49 days

Portfolio composition[2]
Repurchase agreements	51.1%
US government obligations	41.1
Other assets less liabilities	7.8
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

34

Master Trust

Portfolio characteristics at a glance—April 30, 2017 (unaudited) (continued)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	26 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	52.9%
France	7.3
Sweden	7.3
Canada	7.1
Singapore	5.0
Total	79.6%

Portfolio composition[2]
Commercial paper	46.8%
Certificates of deposit	19.7
Time deposits	15.7
Repurchase agreements	11.1
US government and agency obligations	6.7
Other assets less liabilities	0.0 [3]
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	The Master Fund’s portfolio is actively managed and its composition will vary over time.
[3]	Represents less than 0.05% of net assets.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime CNAV Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

35

Master Trust

Portfolio characteristics at a glance—April 30, 2017 (unaudited) (concluded)

Tax-Free Master Fund

Characteristics
Weighted average maturity[1]	6 days

Portfolio composition[2]
Municipal bonds and notes	93.3%
Tax-exempt commercial paper	6.6
Other assets less liabilities	0.1
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Tax-Free Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Tax-Free Master Fund cannot guarantee it will do so. Tax-Free Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Tax-Free Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

36

Prime Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
Time deposits—14.55%
Banking-non-US—14.55%
Credit Agricole Corporate & Investment Bank 0.830%, due 05/01/17	$90,000,000	$90,000,000
DnB NOR Bank ASA 0.820%, due 05/01/17	50,000,000	50,000,000
Natixis 0.820%, due 05/01/17	95,000,000	95,000,000
Nordea Bank AB 0.830%, due 05/01/17	125,000,000	125,000,000
Skandinaviska Enskilda Banken AB 0.830%, due 05/01/17	50,000,000	50,000,000
Svenska Handelsbanken 0.820%, due 05/01/17	50,000,000	50,000,000
Total time deposits (cost—$460,000,000)		460,000,000

Certificates of deposit—17.74%
Banking-non-US—16.16%
Bank of Montreal
1.120%, due 05/03/17	25,000,000	25,000,453
1.120%, due 06/21/17	10,000,000	10,001,495
1.260%, due 10/13/17	39,000,000	39,017,267
1.458%, due 05/12/17[1]	25,000,000	25,033,917
Bank of Nova Scotia 1.337%, due 05/16/17[1]	20,000,000	20,026,250
Bank of Tokyo-Mitsubishi UFJ Ltd. 1.120%, due 07/05/17	20,000,000	20,003,024
Canadian Imperial Bank of Commerce
1.170%, due 08/08/17	10,000,000	10,003,654
1.449%, due 05/09/17[1]	25,000,000	25,031,038
Commonwealth Bank of Australia 1.336%, due 05/08/17[1]	25,000,000	25,014,733
DnB NOR Bank ASA 1.147%, due 05/16/17[1]	22,000,000	22,002,354
1.340%, due 05/11/17[1]	25,000,000	25,015,294
KBC Bank NV 0.900%, due 05/03/17	48,500,000	48,499,717
Rabobank Nederland NV
1.312%, due 05/22/17[1]	20,000,000	20,024,460
1.359%, due 05/10/17[1]	25,000,000	25,016,199
Skandinaviska Enskilda Banken AB 1.291%, due 05/22/17[1]	5,000,000	5,003,526
1.416%, due 05/08/17[1]	25,000,000	25,033,500
Sumitomo Mitsui Banking Corp. 1.060%, due 05/08/17	25,000,000	25,001,304
Svenska Handelsbanken AB 1.210%, due 07/26/17	10,000,000	10,003,940
1.279%, due 05/15/17[1]	20,000,000	20,017,281
1.366%, due 05/08/17[1]	25,000,000	25,015,616
Swedbank AB 1.328%, due 05/22/17[1]	11,000,000	11,002,816
Toronto Dominion Bank Ltd.
1.040%, due 06/21/17	25,000,000	25,001,832
1.475%, due 07/13/17[1]	25,000,000	25,044,140

		510,813,810

Security description	Face Amount	Value
Certificates of deposit—(concluded)
Banking-US—1.58%
Wells Fargo Bank N.A.
1.280%, due 05/15/17[1]	$25,000,000	$25,009,191
1.640%, due 07/27/17[1]	25,000,000	25,034,989

		50,044,180
Total certificates of deposit (cost—$560,513,431)		560,857,990

Commercial paper[2]—51.00%
Asset backed-miscellaneous—24.66%
Albion Capital Corp. 1.010%, due 05/16/17	17,000,000	16,992,741
Antalis S.A. 1.015%, due 05/10/17	13,900,000	13,895,774
Atlantic Asset Securitization LLC 0.800%, due 05/01/17	50,000,000	49,996,083
Barton Capital LLC 1.226%, due 05/10/17[1]	30,000,000	29,998,693
CAFCO LLC 1.150%, due 06/13/17	40,000,000	39,954,153
Fairway Finance Co. LLC
1.173%, due 05/08/17[1]	30,000,000	30,004,074
1.178%, due 05/16/17[1]	34,000,000	34,004,015
1.340%, due 05/12/17[1]	25,000,000	25,004,023
Gotham Funding Corp.
1.015%, due 05/09/17	40,500,000	40,488,739
1.150%, due 06/15/17	26,000,000	25,964,224
Liberty Street Funding LLC
1.017%, due 05/30/17	20,000,000	19,982,311
1.150%, due 05/17/17	25,000,000	24,987,597
1.150%, due 07/06/17	11,000,000	10,977,082
1.250%, due 07/11/17	30,000,000	29,932,043
Manhattan Asset Funding Co. LLC
1.010%, due 05/11/17	46,376,000	46,360,676
1.015%, due 05/18/17	20,000,000	19,989,500
Old Line Funding LLC
1.152%, due 05/30/17[1]	7,000,000	6,999,602
1.181%, due 05/22/17[1]	47,000,000	46,998,184
1.182%, due 05/30/17[1]	20,000,000	19,999,195
Thunder Bay Funding LLC
1.026%, due 05/03/17[1]	40,000,000	39,999,518
1.156%, due 05/08/17[1]	31,000,000	30,998,685
1.390%, due 05/15/17[1]	18,150,000	18,149,034
Versailles Commercial Paper LLC
1.210%, due 05/15/17[1]	30,000,000	30,005,638
1.232%, due 05/02/17[1]	40,000,000	39,999,998
Victory Receivables Corp.
1.020%, due 06/01/17	25,000,000	24,971,690
1.150%, due 06/14/17	40,000,000	39,935,767
1.170%, due 07/07/17	23,000,000	22,942,308

		779,531,347

Banking-non-US—23.17%
ANZ National International Ltd. 1.160%, due 08/01/17	25,000,000	24,932,247
Australia & New Zealand Banking Group Ltd. 1.322%, due 05/03/17[1]	23,000,000	23,012,802

37

Prime Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
Commercial paper[2]—(continued)
Banking-non-US—(concluded)
Bank of Nova Scotia 1.454%, due 05/12/17[1]	$25,000,000	$25,005,130
Barclays Bank PLC 1.230%, due 05/25/17[3]	29,000,000	29,007,910
Canadian Imperial Bank of Commerce 1.220%, due 07/24/17	25,000,000	24,939,463
Commonwealth Bank of Australia
1.286%, due 07/13/17[1]	3,000,000	3,001,122
1.358%, due 05/23/17[1]	9,000,000	9,015,001
1.510%, due 05/17/17[1]	20,000,000	20,050,685
DBS Bank Ltd. 1.120%, due 07/05/17	30,000,000	29,946,790
DnB NOR Bank ASA 1.200%, due 07/26/17	25,000,000	24,934,115
Erste Abwicklungsanstalt 1.100%, due 06/07/17	30,000,000	29,971,433
Mitsubishi UFJ Trust & Banking Corp. 1.050%, due 05/08/17	25,000,000	24,993,702
Mizuho Bank Ltd.
1.100%, due 05/31/17	20,000,000	19,983,225
1.100%, due 07/19/17	28,000,000	27,930,801
National Australia Bank Ltd.
1.239%, due 05/15/17[1]	8,000,000	8,006,819
1.317%, due 05/16/17[1]	20,500,000	20,526,964
NRW Bank 1.016%, due 05/10/17	24,000,000	23,992,304
Oversea-Chinese Banking Corp. Ltd.
1.186%, due 05/05/17[1]	20,000,000	20,002,444
1.201%, due 05/25/17[1]	26,500,000	26,504,864
1.224%, due 06/05/17[1]	20,000,000	20,007,466
1.338%, due 07/11/17[1]	20,000,000	20,011,946
Skandinaviska Enskilda Banken AB 1.160%, due 07/26/17	25,500,000	25,436,517
Societe Generale 0.870%, due 05/03/17	85,000,000	84,989,729
Sumitomo Mitsui Banking Corp. 1.150%, due 07/21/17	32,000,000	31,917,867
United Overseas Bank Ltd.
1.170%, due 07/11/17	21,000,000	20,958,862
1.178%, due 05/22/17[1]	25,000,000	25,002,634
1.200%, due 08/04/17	25,000,000	24,931,536
1.230%, due 07/17/17	25,000,000	24,946,278
Westpac Banking Corp.
1.310%, due 05/17/17[1]	9,500,000	9,507,147
1.483%, due 05/05/17[1]	20,000,000	20,038,925
Westpac Securities NZ Ltd. 1.296%, due 05/08/17[1]	9,000,000	9,005,145

		732,511,873

Banking-US—2.06%
Bedford Row Funding Corp.
1.230%, due 07/26/17	25,000,000	24,937,082
1.283%, due 05/30/17[1]	20,000,000	19,999,225
1.458%, due 07/12/17[1]	20,000,000	20,030,781

		64,967,088

Security description	Face Amount	Value
Commercial paper[2]—(concluded)
Finance-other—1.11%
CNPC Finance 1.050%, due 05/02/17	$35,000,000	$34,996,749
Total commercial paper (cost—$1,611,705,149)		1,612,007,057

Repurchase agreements—16.67%
Repurchase agreement dated 04/28/17 with BNP Paribas SA, 1.180% due 05/01/17, collateralized by $168,792,784 various asset-backed convertible bonds, zero coupon to 12.250% due 06/01/17 to 05/25/47; (value—$86,377,059); proceeds: $80,007,867	80,000,000	80,000,000
Repurchase agreement dated 01/31/17 with BNP Paribas SA, 1.280% due 05/01/17, collateralized by $20,127,274 various asset-backed convertible bonds, zero coupon to 10.000% due 11/14/17 to 01/01/49; (value—$21,591,369); proceeds: $20,064,000	20,000,000	20,000,000
Repurchase agreement dated 04/28/17 with Federal Reserve Bank of New York, 0.750% due 05/01/17, collateralized by $39,569,500 US Treasury Bond, 6.250% due 08/15/23; (value—$50,003,223); proceeds: $50,003,125	50,000,000	50,000,000
Repurchase agreement dated 04/28/17 with Goldman Sachs & Co., 0.790% due 05/01/17, collateralized by $96,471,900 US Treasury Bond Principal STRIPs, zero coupon to 4.250% due 08/15/27 to 11/15/46, and $194,292,174 US Treasury Bond STRIPs, zero coupon due 08/15/27 to 02/15/47; (value—$154,632,015); proceeds: $151,609,980	151,600,000	151,600,000
Repurchase agreement dated 04/24/17 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.790% due 05/01/17, collateralized by $146,813,429 Government National Mortgage Association obligation, 3.500% due 04/20/47; (value—$153,000,000); proceeds: $150,023,042	150,000,000	150,000,000
Repurchase agreement dated 04/03/17 with Merrill Lynch Pierce Fenner & Smith, Inc., 1.410% due 06/05/17, collateralized by $300,960,685 various asset-backed convertible bonds, 1.173% to 1.570% due 03/11/21 to 02/25/57; (value—$80,250,000); proceeds: $75,185,063[3,4]	75,000,000	75,000,000

38

Prime Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/28/17 with State Street Bank and Trust Co., 0.050% due 05/01/17, collateralized by $335,000 US Treasury Note, 2.125% due 08/15/21; (value—$341,982); proceeds: $335,001	$335,000	$335,000
Total repurchase agreements (cost—$526,935,000)		526,935,000
Total investments (cost—$3,159,153,580)—99.96%		3,159,800,047

Other assets in excess of liabilities—0.04%		1,317,752
Net assets—100.00%		$3,161,117,799

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to the page 55.

Aggregate cost for federal income tax purposes was $3,159,153,580; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$701,462
Gross unrealized depreciation	(54,995)
Net unrealized appreciation	$646,467

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Time deposits	$—	$460,000,000	$—	$460,000,000
Certificates of deposit	—	560,857,990	—	560,857,990
Commercial paper	—	1,612,007,057	—	1,612,007,057
Repurchase agreements	—	526,935,000	—	526,935,000
Total	$—	$3,159,800,047	$—	$3,159,800,047

At April 30, 2017, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2017 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Illiquid investment at the period end.
[4]	Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2017 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2017.

See accompanying notes to financial statements.

39

Government Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
US government and agency obligations—68.26%
Federal Farm Credit Bank
0.540%, due 05/24/17[1]	$48,000,000	$47,983,440
0.700%, due 09/20/17[1]	99,000,000	98,726,650
0.888%, due 05/03/17[2]	100,000,000	99,996,002
0.961%, due 05/26/17[2]	40,000,000	40,000,000
0.973%, due 05/20/17[2]	23,000,000	22,998,809
0.976%, due 05/21/17[2]	40,000,000	40,008,315
1.016%, due 05/06/17[2]	100,000,000	99,998,589
1.028%, due 05/05/17[2]	100,000,000	99,999,736
1.040%, due 05/11/17[2]	133,000,000	133,039,842
1.044%, due 05/08/17[2]	128,700,000	128,643,047
1.063%, due 05/28/17[2]	40,000,000	39,999,067
1.073%, due 05/05/17[2]	95,000,000	95,000,822
1.081%, due 05/25/17[2]	100,000,000	99,978,874
1.085%, due 05/29/17[2]	122,000,000	122,000,000
1.113%, due 07/23/17[2]	100,000,000	100,013,482
1.126%, due 05/06/17[2]	118,500,000	118,490,200
Federal Home Loan Bank
0.545%, due 05/03/17[1]	35,000,000	34,998,940
0.550%, due 05/15/17[1]	98,000,000	97,979,039
0.550%, due 06/27/17[1]	50,000,000	49,956,458
0.560%, due 05/30/17[1]	200,000,000	199,909,778
0.567%, due 05/01/17[2]	150,000,000	150,000,000
0.609%, due 05/01/17[2]	125,000,000	124,996,513
0.629%, due 05/04/17[1]	198,000,000	197,989,770
0.630%, due 05/23/17[1]	88,000,000	87,966,120
0.630%, due 07/28/17[1]	110,000,000	109,830,600
0.635%, due 05/19/17[1]	188,000,000	187,940,310
0.635%, due 07/25/17[1]	100,000,000	99,850,069
0.638%, due 07/28/17[1]	45,000,000	44,929,820
0.640%, due 08/01/17[1]	112,300,000	112,116,327
0.640%, due 08/09/17[1]	198,000,000	197,648,000
0.643%, due 08/04/17[1]	200,000,000	199,660,639
0.650%, due 06/23/17[1]	46,000,000	45,955,981
0.650%, due 08/01/17[1]	187,000,000	186,689,372
0.670%, due 08/16/17[1]	198,000,000	197,605,705
0.684%, due 08/25/17[1]	99,000,000	98,781,804
0.695%, due 08/30/17[1]	200,000,000	199,532,806
0.730%, due 06/02/17[1]	100,000,000	99,935,111
0.730%, due 07/03/17[1]	173,000,000	172,778,993
0.732%, due 05/17/17[2]	188,000,000	188,000,000
0.750%, due 10/18/17[1]	70,000,000	69,752,083
0.755%, due 05/10/17[1]	100,000,000	99,981,125
0.770%, due 05/30/17[1]	82,000,000	81,949,137
0.770%, due 06/05/17[1]	98,000,000	97,926,636
0.770%, due 06/09/17[1]	82,000,000	81,931,598
0.770%, due 06/12/17[1]	100,000,000	99,910,167
0.770%, due 06/14/17[1]	230,000,000	229,783,544
0.780%, due 06/09/17[1]	100,000,000	99,915,500
0.780%, due 06/15/17[1]	63,000,000	62,938,575
0.785%, due 06/06/17[1]	100,000,000	99,921,500
0.785%, due 06/23/17[1]	46,000,000	45,946,838
0.790%, due 06/07/17[1]	98,000,000	97,920,429
0.800%, due 07/05/17[1]	170,000,000	169,754,445
0.839%, due 05/16/17[2]	259,000,000	259,009,543
0.860%, due 07/26/17[1]	198,000,000	197,593,220
0.863%, due 07/17/17[2]	75,000,000	75,000,000

Security description	Face Amount	Value
US government and agency obligations—(concluded)
0.865%, due 06/06/17[2]	$86,800,000	$86,789,907
0.871%, due 07/12/17[2]	75,000,000	75,000,000
0.879%, due 05/14/17[2]	189,000,000	189,000,000
0.879%, due 05/15/17[2]	250,000,000	250,008,866
0.891%, due 07/20/17[2]	90,000,000	90,000,000
0.895%, due 06/01/17[2]	50,000,000	50,055,393
0.896%, due 07/16/17[2]	140,000,000	140,000,000
0.910%, due 09/22/17[1]	100,000,000	99,636,000
0.924%, due 05/05/17[2]	50,000,000	50,000,000
0.938%, due 06/05/17[2]	99,000,000	99,001,767
0.941%, due 05/06/17[2]	77,500,000	77,517,016
0.964%, due 05/18/17[2]	149,000,000	149,000,000
0.975%, due 10/25/17[1]	12,000,000	11,942,475
0.978%, due 05/12/17[2]	150,000,000	149,985,135
0.980%, due 10/30/17[1]	100,000,000	99,504,556
1.003%, due 05/28/17[2]	44,750,000	44,746,530
1.033%, due 05/03/17[2]	50,000,000	50,000,000
1.038%, due 05/22/17[2]	54,500,000	54,499,604
1.041%, due 05/06/17[2]	50,000,000	50,000,000
1.054%, due 05/10/17[2]	60,000,000	59,990,446
1.058%, due 05/02/17[2]	69,050,000	69,049,027
1.090%, due 07/27/17[2]	14,000,000	14,012,822
1.090%, due 07/27/17[2]	27,000,000	27,024,728
1.106%, due 06/08/17[2]	50,000,000	50,114,797
1.122%, due 06/30/17[2]	100,000,000	100,000,000
1.123%, due 07/01/17[2]	100,000,000	100,000,000
Federal Home Loan Mortgage Corp.
0.490%, due 05/15/17[1]	222,000,000	221,957,697
0.889%, due 09/15/17[1]	98,000,000	97,668,452
1.048%, due 05/05/17[2]	150,000,000	150,000,000
1.125%, due 07/08/17[2]	140,000,000	140,000,000
Federal National Mortgage Association
0.609%, due 06/01/17	97,061,000	97,011,121
0.875%, due 10/26/17	190,000,000	190,069,044
1.102%, due 06/21/17[2]	30,000,000	30,073,093
1.128%, due 07/11/17[2]	100,000,000	100,000,000
US Treasury Bills
0.631%, due 05/18/17[1]	98,000,000	97,970,799
0.892%, due 09/28/17[1]	200,000,000	199,256,667
US Treasury Notes
0.625%, due 08/31/17	98,000,000	97,942,074
0.750%, due 10/31/17	195,000,000	194,939,190
0.750%, due 12/31/17	60,000,000	59,952,073
0.750%, due 01/31/18	195,000,000	194,848,591
0.875%, due 05/15/17	98,000,000	98,013,329
0.875%, due 10/15/17	313,000,000	313,196,447
0.875%, due 11/30/17	325,000,000	325,087,301
0.875%, due 01/31/18	103,000,000	103,020,876
1.000%, due 12/31/17	275,000,000	275,260,620
1.000%, due 02/15/18	250,000,000	250,256,317
1.875%, due 08/31/17	48,000,000	48,188,311
Total US government and agency obligations (cost—$11,862,754,441)		11,862,754,441

40

Government Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
Repurchase agreements—30.93%
Repurchase agreement dated 04/25/17 with Barclays Capital, Inc., 0.780% due 05/02/17, collateralized by $253,452,800 US Treasury Notes, 1.500% to 2.250% due 05/31/20 to 08/15/22; (value—$255,000,074); proceeds: $250,037,917	$250,000,000	$250,000,000
Repurchase agreement dated 04/25/17 with Barclays Capital, Inc., 0.790% due 05/02/17, collateralized by $330,111,416 Federal Home Loan Mortgage Corp. obligations, 3.000% to 4.000% due 01/01/29 to 12/01/42 and $631,979,235 Federal National Mortgage Association obligations, 3.000% to 4.000% due 09/01/28 to 04/01/47; (value—$765,000,000); proceeds: $750,115,208	750,000,000	750,000,000
Repurchase agreement dated 04/27/17 with Barclays Capital, Inc., 0.790% due 05/04/17, collateralized by $70,722,200 US Treasury Bond, 4.625% due 02/15/40, $411,108,600 US Treasury Notes, 0.750% to 2.000% due 08/31/18 to 04/30/22, $384,900 US Treasury Bond Principal STRIPs, zero coupon due 02/15/37 to 11/15/46 and $6,332,399 US Treasury Bonds STRIPs, zero coupon due 05/15/27 to 08/15/32; (value—$510,000,046); proceeds: $500,076,806	500,000,000	500,000,000
Repurchase agreement dated 04/28/17 with Barclays Capital, Inc., 0.800% due 05/01/17, collateralized by $261,861,400 US Treasury Notes, 1.125% due 09/30/21, $1,000 US Treasury Bonds Principal STRIP, zero coupon due 02/15/19 and $900 US Treasury Notes Principal STRIP, zero coupon due 11/15/17; (value—$255,000,059); proceeds: $250,016,667	250,000,000	250,000,000
Repurchase agreement dated 04/28/17 with BNP Paribas SA, 0.820% due 05/01/17, collateralized by $15,260,200 US Treasury Bond, 3.000% due 11/15/45 and $185,812,100 US Treasury Notes, 1.875% to 2.375% due 01/31/22 to 08/15/24; (value—$204,000,075); proceeds: $200,013,667	200,000,000	200,000,000
Repurchase agreement dated 04/28/17 with BNP Paribas SA, 0.830% due 05/01/17, collateralized by $1,100,000 Federal Home Loan Bank obligation, 5.365% due 09/09/24, $11,446,000 Federal National Mortgage Association obligations, 2.625% to 5.625% due 09/06/24 to 07/15/37, $87,690,900 US Treasury Notes, 1.000% to 2.250% due 02/15/18 to 02/15/25 and $3,087,800 US Treasury Bond Principal STRIPs, zero coupon due 02/15/29 to 05/15/41; (value—$102,000,017); proceeds: $100,006,917	100,000,000	100,000,000

Security description	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/28/17 with Federal Reserve Bank of New York, 0.750% due 05/01/17, collateralized by $59,354,200 US Treasury Bond, 6.250% due 08/15/23; (value—$75,004,771); proceeds: $75,004,688	$75,000,000	$75,000,000
Repurchase agreement dated 04/28/17 with Goldman Sachs & Co., 0.790% due 05/01/17, collateralized by $100,000,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 1.150% due 11/14/17 to 09/04/18 and $105,347,281 US Treasury Bond STRIPs, zero coupon due 05/15/30 to 11/15/44; (value—$159,120,000); proceeds: $156,010,270	156,000,000	156,000,000
Repurchase agreement dated 04/28/17 with Mitsubishi UFJ Securities USA, Inc., 0.770% due 05/01/17, collateralized by $134,777,300 US Treasury Bonds, 2.500% to 6.625% due 02/15/27 to 05/15/46, $4,239,600 US Treasury Inflation Index Bond, 2.375% due 01/15/25, $77,781,100 US Treasury Inflation Index Notes, 0.125% to 1.375% due 01/15/20 to 01/15/26 and $80,326,900 US Treasury Notes, 0.750% to 2.750% due 01/31/18 to 05/15/24; (value—$306,000,046); proceeds: $300,019,250	300,000,000	300,000,000

Repurchase agreement dated 04/28/17 with Mitsubishi UFJ Securities USA, Inc., 0.780% due 05/01/17, collateralized by $1,881,807,950 Federal Home Loan Mortgage Corp. obligations, zero coupon to 6.500% due 11/01/17 to 05/01/47, $2,690,070,631 Federal National Mortgage Association obligations, 1.838% to 6.060% due 06/01/17 to 05/01/47, $356,031,289 Government National Mortgage Association obligations, 2.000% to 4.000% due 11/20/37 to 01/20/47, $416,200 US Treasury Bill, zero coupon due 03/29/18, $1,505,100 US Treasury Bonds, 2.500% to 3.000% due 05/15/45 to 05/15/46 and $3,510,000 US Treasury Notes, 1.625% to 1.875% due 03/15/20 to 02/28/22; (value—$1,830,900,080); proceeds: $1,795,116,675

	1,795,000,000	1,795,000,000

41

Government Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/25/17 with Mitsubishi UFJ Securities USA, Inc., 0.820% due 06/05/17, collateralized by $199,790,305 Federal Home Loan Mortgage Corp. obligations, 1.500% to 5.500% due 11/01/17 to 03/01/47, $634,984,716 Federal National Mortgage Association obligations, 1.492% to 5.500% due 07/01/18 to 08/01/48 and $530,977,407 Government National Mortgage Association obligations, 2.250% to 4.707% due 02/20/30 to 03/20/65; (value—$510,000,000); proceeds: $500,466,944[3,4]	$500,000,000	$500,000,000
Repurchase agreement dated 04/28/17 with State Street Bank and Trust Co., 0.050% due 05/01/17, collateralized by $224,000 US Treasury Note, 2.125% due 08/15/21; (value—$228,668); proceeds: $224,001	224,000	224,000
Repurchase agreement dated 04/26/17 with Toronto-Dominion Bank, 0.770% due 05/03/17, collateralized by $26,783,985 Federal Home Loan Mortgage Corp. obligations, 3.500% to 4.500% due 03/01/32 to 12/01/45 and $116,760,138 Federal National Mortgage Association obligations, 3.000% to 4.500% due 12/01/25 to 02/01/47; (value—$102,000,000); proceeds: $100,014,972	100,000,000	100,000,000

Security description	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/28/17 with Toronto-Dominion Bank, 0.820% due 05/01/17, collateralized by $149,654,106 Federal Home Loan Mortgage Corp. obligations, 2.500% to 4.500% due 08/01/25 to 02/01/47 and $498,389,690 Federal National Mortgage Association obligations, 2.500% to 6.000% due 04/01/25 to 04/01/47; (value—$408,000,000); proceeds: $400,027,333	$400,000,000	$400,000,000
Total repurchase agreements (cost—$5,376,224,000)		5,376,224,000
Total investments (cost—$17,238,978,441 which approximates cost for federal income tax purposes)—99.19%		17,238,978,441

Other assets in excess of liabilities—0.81%		141,119,662
Net assets—100.00%		$17,380,098,103

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 55.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$11,862,754,441	$—	$11,862,754,441
Repurchase agreements	—	5,376,224,000	—	5,376,224,000
Total	$—	$17,238,978,441	$—	$17,238,978,441

At April 30, 2017, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2017 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[3]	Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2017 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2017.
[4]	Illiquid investment at the period end.

See accompanying notes to financial statements.

42

Treasury Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
US government obligations—41.15%
US Treasury Bills
0.600%, due 07/20/17[1]	$45,000,000	$44,939,500
0.640%, due 06/15/17[1]	173,000,000	172,861,492
0.893%, due 09/28/17[1]	250,000,000	249,070,312
0.905%, due 10/19/17[1]	198,000,000	197,148,847
US Treasury Notes
0.625%, due 05/31/17	250,000,000	250,008,323
0.625%, due 08/31/17	300,000,000	299,800,087
0.625%, due 11/30/17	200,000,000	199,802,174
0.750%, due 06/30/17	100,000,000	100,027,902
0.750%, due 10/31/17	315,000,000	314,869,185
0.750%, due 12/31/17	150,000,000	149,883,537
0.750%, due 01/31/18	278,000,000	277,740,803
0.875%, due 05/15/17	250,000,000	250,034,011
0.875%, due 07/15/17	198,000,000	198,111,554
0.875%, due 08/15/17	397,000,000	397,018,495
0.875%, due 10/15/17	465,000,000	465,272,453
0.875%, due 11/30/17	365,000,000	365,040,563
0.875%, due 01/15/18	200,000,000	200,029,774
0.875%, due 01/31/18	97,000,000	97,019,660
0.962%, due 05/01/17[2]	400,000,000	400,069,221
0.990%, due 05/01/17[2]	353,000,000	352,995,223
0.992%, due 05/01/17[2]	411,000,000	410,998,556
0.996%, due 05/01/17[2]	419,200,000	419,211,557
1.000%, due 12/15/17	200,000,000	200,045,288
1.012%, due 05/01/17[2]	547,000,000	547,029,609
1.094%, due 05/01/17[2]	316,750,000	316,916,937
1.875%, due 08/31/17	100,000,000	100,392,315
1.875%, due 09/30/17	197,000,000	197,862,654
1.875%, due 10/31/17	162,000,000	162,809,038
2.750%, due 05/31/17	149,000,000	149,242,812
Total US government obligations (cost—$7,486,251,882)		7,486,251,882

Repurchase agreements—51.06%
Repurchase agreement dated 04/25/17 with Barclays Capital, Inc., 0.780% due 05/02/17, collateralized by $253,235,900 US Treasury Notes, 1.500% to 2.250% due 05/31/20 to 01/31/24 and $13,900 US Treasury Bonds Principal STRIP, zero coupon due 05/15/42; (value—$255,000,058); proceeds: $250,037,917	250,000,000	250,000,000
Repurchase agreement dated 04/26/17 with Barclays Capital, Inc., 0.780% due 05/03/17, collateralized by $52,706,600 US Treasury Bond, 4.500% due 02/15/36, $684,567,500 US Treasury Notes, 0.625% to 3.625% due 06/30/18 to 11/15/24, $403,500 US Treasury Bonds Principal STRIPs, zero coupon due 08/15/27 to 11/15/46 and $7,018,068 US Treasury Bonds STRIPs, zero coupon due 11/15/17 to 02/15/29; (value—$765,000,085); proceeds: $750,113,750	750,000,000	750,000,000

Security description	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/27/17 with Barclays Capital, Inc., 0.790% due 05/04/17, collateralized by $148,692,200 US Treasury Bonds, 2.750% to 3.875% due 08/15/40 to 08/15/42, $349,374,900 US Treasury Notes, 0.625% to 2.500% due 09/30/17 to 05/15/24 and $1,900 US Treasury Bonds Principal STRIPs, zero coupon due 08/15/39 to 11/15/46; (value—$510,000,066); proceeds: $500,076,806	$500,000,000	$500,000,000
Repurchase agreement dated 04/28/17 with Barclays Capital, Inc., 0.800% due 05/01/17, collateralized by $764,974,800 US Treasury Notes, 1.375% to 2.000% due 06/30/18 to 10/31/23 and $67 US Treasury Bonds STRIPs, zero coupon due 05/15/17 to 11/15/44; (value—$765,000,117); proceeds: $750,050,000	750,000,000	750,000,000
Repurchase agreement dated 04/28/17 with BNP Paribas SA, 0.820% due 05/01/17, collateralized by $154,945,000 US Treasury Bill, zero coupon due 05/11/17, $200 US Treasury Bond, 3.000% due 11/15/44, $336,038,200 US Treasury Notes, 0.625% to 4.000% due 11/30/17 to 01/31/24, $26,244,952 US Treasury Bond STRIPs, zero coupon due 05/15/36 to 02/15/38; (value—$510,000,000); proceeds: $500,034,167	500,000,000	500,000,000
Repurchase agreement dated 04/28/17 with Federal Reserve Bank of New York, 0.750% due 05/01/17, collateralized by $3,933,977,100 US Treasury Bonds, 3.000% to 8.000% due 11/15/21 to 05/15/42; (value—$4,450,278,243); proceeds: $4,450,278,125	4,450,000,000	4,450,000,000
Repurchase agreement dated 04/25/17 with Goldman Sachs & Co., 0.760% due 05/02/17, collateralized by $111,645,800 US Treasury Bond, 8.750% due 08/15/20 and $114,510,800 US Treasury Note, 1.500% due 12/31/18; (value—$255,000,009); proceeds: $250,036,944	250,000,000	250,000,000
Repurchase agreement dated 04/26/17 with Goldman Sachs & Co., 0.760% due 05/03/17, collateralized by $65,489,500 US Treasury Bill, zero coupon due 05/25/17 and $193,430,400 US Treasury Note, 1.125% due 06/30/21; (value—$255,000,094); proceeds: $250,036,944	250,000,000	250,000,000
Repurchase agreement dated 04/24/17 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.780% due 05/01/17, collateralized by $308,158,100 US Treasury Bond, 3.625% due 02/15/44 and $110,286,500 US Treasury Inflation Index Note, 0.125% due 07/15/26; (value—$459,000,008); proceeds: $450,068,250	450,000,000	450,000,000

43

Treasury Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/28/17 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.790% due 05/01/17, collateralized by $425,354,800 US Treasury Inflation Index Bond, 0.125% due 07/15/26 and $77,525,800 US Treasury Note, 2.000% due 11/15/26; (value—$499,800,006); proceeds: $490,032,258	$490,000,000	$490,000,000
Repurchase agreement dated 04/28/17 with Mitsubishi UFJ Securities USA, Inc., 0.770% due 05/01/17, collateralized by $100 US Treasury Bill, zero coupon due 04/26/18, $32,727,200 US Treasury Bonds, 3.875% to 8.875% due 02/15/19 to 02/15/41, $25,591,500 US Treasury Inflation Index Notes, 0.125% due 01/15/22 to 07/15/24, $4,440,900 US Treasury Notes, 0.750% to 2.250% due 01/31/18 to 09/30/23 and $175,000,000 US Treasury Bond Principal STRIP, zero coupon due 08/15/41; (value—$153,000,096); proceeds: $150,009,625	150,000,000	150,000,000
Repurchase agreement dated 04/25/17 with Mitsubishi UFJ Securities USA, Inc., 0.790% due 05/08/17, collateralized by $150,400 US Treasury Bills, zero coupon due 06/29/17 to 04/26/18, $36,484,100 US Treasury Bonds, 3.375% to 8.875% due 02/15/19 to 05/15/44, $97,584,600 US Treasury Inflation Index Notes, 0.125% to 1.375% due 01/15/20 to 01/15/26, $107,992,600 US Treasury Notes, 0.625% to 3.500% due 01/15/18 to 02/15/26 and $200 US Treasury Bond Principal STRIP, zero coupon due 05/15/44; (value—$255,000,055); proceeds: $250,071,319[3]	250,000,000	250,000,000

Security description	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/28/17 with State Street Bank and Trust Co., 0.050% due 05/01/17, collateralized by $400,000 US Treasury Bond, 8.125% due 08/15/21; (value—$511,964); proceeds: $497,002	$497,000	$497,000
Repurchase agreement dated 04/26/17 with Toronto-Dominion Bank, 0.770% due 05/03/17, collateralized by $1,214,800 US Treasury Bills, zero coupon due 06/22/17 to 08/31/17, $51,956,000 US Treasury Bonds, 2.500% to 4.375% due 11/15/39 to 11/15/45 and $205,047,400 US Treasury Notes, 0.875% to 1.875% due 11/30/18 to 04/30/23; (value—$255,000,071); proceeds: $250,037,431	250,000,000	250,000,000
Total repurchase agreements (cost—$9,290,497,000)		9,290,497,000
Total investments (cost—$16,776,748,882 which approximates cost for federal income tax purposes)—92.21%		16,776,748,882

Other assets in excess of liabilities—7.79%		1,418,245,797
Net assets—100.00%		$18,194,994,679

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 55.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government obligations	$—	$7,486,251,882	$—	$7,486,251,882
Repurchase agreements	—	9,290,497,000	—	9,290,497,000
Total	$—	$16,776,748,882	$—	$16,776,748,882

At April 30, 2017, there were no transfers between Level 1 and Level 2.

44

Treasury Master Fund

Portfolio of investments—April 30, 2017

Portfolio footnotes

[1]	Rates shown are the discount rates at date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2017 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[3]	Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2017 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2017.

See accompanying notes to financial statements.

45

Prime CNAV Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
US government and agency obligations—6.72%
Federal Home Loan Bank
0.770%, due 05/24/17[1]	$25,000,000	$24,987,702
US Treasury Bill
0.755%, due 06/22/17[1]	50,000,000	49,945,472
US Treasury Notes
0.625%, due 05/31/17	10,000,000	9,999,483
0.996%, due 05/01/17[2]	4,600,000	4,599,768
1.094%, due 05/01/17[2]	250,000	250,070
Total US government and agency obligations (cost—$89,782,495)		89,782,495

Time deposits—15.72%
Banking-non-US—15.72%
Credit Agricole Corporate & Investment Bank
0.830%, due 05/01/17	57,000,000	57,000,000
DnB NOR Bank ASA
0.820%, due 05/01/17	30,000,000	30,000,000
Natixis
0.820%, due 05/01/17	63,000,000	63,000,000
Skandinaviska Enskilda Banken AB
0.830%, due 05/01/17	30,000,000	30,000,000
Svenska Handelsbanken
0.820%, due 05/01/17	30,000,000	30,000,000
Total time deposits (cost—$210,000,000)		210,000,000

Certificates of deposit—19.72%
Banking-non-US—17.10%
Bank of Montreal
1.260%, due 10/13/17	16,500,000	16,500,000
1.458%, due 05/12/17[2]	10,000,000	10,000,000
1.588%, due 05/12/17[2]	9,000,000	9,000,000
Bank of Nova Scotia
1.337%, due 05/16/17[2]	8,000,000	8,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.120%, due 07/05/17	15,000,000	15,000,000
Canadian Imperial Bank of Commerce
1.449%, due 05/09/17[2]	11,000,000	11,000,000
DnB NOR Bank ASA
1.147%, due 05/16/17[2]	9,000,000	9,000,000
1.340%, due 05/11/17[2]	10,000,000	10,000,000
KBC Bank N.V.
0.900%, due 05/03/17	20,000,000	20,000,000
Oversea-Chinese Banking Corp. Ltd.
1.100%, due 07/19/17	13,000,000	13,000,000
Rabobank Nederland NV
1.312%, due 05/22/17[2]	10,000,000	10,000,000
Royal Bank of Canada
1.476%, due 07/12/17[2]	10,000,000	10,000,000
Skandinaviska Enskilda Banken AB
1.416%, due 05/08/17[2]	10,000,000	10,000,000
Sumitomo Trust & Banking Co. Ltd.
1.060%, due 05/08/17	10,000,000	10,000,000
Svenska Handelsbanken
1.279%, due 05/15/17[2]	8,000,000	8,000,000
1.366%, due 05/08/17[2]	11,000,000	11,000,000
1.534%, due 05/15/17[2]	8,000,000	8,000,000

Security description	Face Amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Swedbank AB
0.890%, due 05/02/17	$20,000,000	$20,000,000
Toronto Dominion Bank Ltd.
1.040%, due 06/21/17	10,000,000	10,000,000
1.475%, due 07/13/17[2]	10,000,000	10,000,000

		228,500,000

Banking-US—2.62%
Citibank New York N.A.
1.180%, due 09/18/17	16,000,000	16,000,000
Wells Fargo Bank N.A.
1.280%, due 05/15/17[2]	10,000,000	10,000,000
1.640%, due 07/27/17[2]	9,000,000	9,005,034

		35,005,034
Total certificates of deposit (cost—$263,505,034)		263,505,034

Commercial paper[1]—46.76%
Asset backed-miscellaneous—23.84%
Albion Capital Corp.
1.010%, due 05/16/17	17,552,000	17,544,614
1.010%, due 05/22/17	1,500,000	1,499,116
Barton Capital LLC
0.910%, due 05/01/17	10,000,000	10,000,000
0.990%, due 05/22/17	1,500,000	1,499,134
CAFCO LLC
1.150%, due 06/13/17	10,000,000	9,986,264
Fairway Finance Corp.
1.123%, due 05/22/17[2]	10,000,000	10,000,000
1.173%, due 05/08/17[2]	16,000,000	15,999,421
1.178%, due 05/16/17[2]	13,000,000	13,000,000
Gotham Funding Corp.
1.015%, due 05/19/17	1,500,000	1,499,250
1.150%, due 06/15/17	5,000,000	4,992,813
Liberty Funding LLC
1.017%, due 05/30/17	10,000,000	9,991,944
1.150%, due 05/17/17	10,000,000	9,994,889
1.150%, due 07/06/17	18,000,000	17,962,050
Manhattan Asset Funding Co. LLC
1.015%, due 05/17/17	1,500,000	1,499,333
1.015%, due 05/10/17	10,000,000	9,997,500
1.040%, due 06/20/17	15,000,000	14,978,333
1.131%, due 05/25/17[2]	10,000,000	10,000,000
Nieuw Amsterdam Receivables Corp.
1.050%, due 05/09/17	15,000,000	14,996,500
Old Line Funding LLC
1.152%, due 05/30/17[2]	10,000,000	10,000,000
1.171%, due 05/22/17[2]	10,000,000	10,000,000
1.182%, due 05/30/17[2]	5,000,000	5,000,000
Starbird Funding Corp.
0.990%, due 05/03/17	10,000,000	9,999,450
1.040%, due 05/22/17	15,000,000	14,990,900
Thunder Bay Funding LLC
1.026%, due 05/03/17[2]	12,000,000	12,000,000
1.156%, due 05/08/17[2]	13,000,000	13,000,000

46

Prime CNAV Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
Commercial paper[1]—(continued)
Asset backed-miscellaneous—(concluded)
Versailles Commercial Paper LLC
1.050%, due 05/01/17	$6,700,000	$6,700,000
1.210%, due 05/15/17[2]	15,000,000	15,000,000
1.232%, due 05/02/17[2]	15,000,000	15,000,000
Victory Receivables Corp.
1.015%, due 05/18/17	1,500,000	1,499,292
1.150%, due 06/14/17	15,000,000	14,978,917
1.170%, due 06/20/17	15,000,000	14,975,625

		318,585,345

Banking-non-US—19.03%
Australia & New Zealand Banking Group Ltd.
1.322%, due 05/03/17[2]	10,400,000	10,400,033
Bank of Nova Scotia
1.454%, due 05/12/17[2]	10,000,000	10,001,108
Barclays Bank PLC
1.230%, due 05/25/17[3]	9,000,000	9,000,000
Commonwealth Bank of Australia
1.286%, due 07/13/17[2]	11,000,000	11,000,000
1.558%, due 07/17/17[2]	8,000,000	8,000,000
DBS Bank Ltd.
1.120%, due 07/05/17	15,000,000	14,969,667
DnB NOR Bank ASA
0.900%, due 05/03/17	9,000,000	8,999,550
Erste Abwicklungsanstalt
1.100%, due 06/07/17	10,000,000	9,988,695
Federation Centres Ltd.
1.070%, due 08/08/17	16,000,000	15,952,920
Mitsubishi UFJ Trust & Banking Corp.
1.050%, due 05/08/17	15,000,000	14,996,938
Mizuho Bank Ltd.
1.100%, due 05/31/17	15,000,000	14,986,250
1.100%, due 07/19/17	12,000,000	11,971,033
National Australia Bank Ltd.
1.040%, due 05/01/17	9,000,000	9,000,000
1.317%, due 05/16/17[2]	8,000,000	8,000,000
Oversea-Chinese Banking Corp. Ltd.
1.186%, due 05/05/17[2]	10,000,000	10,000,000
1.224%, due 06/05/17[2]	10,000,000	10,000,000
Societe Generale
0.870%, due 05/03/17	35,000,000	34,998,308
Sumitomo Mitsui Banking Corp.
1.100%, due 07/05/17	15,000,000	14,970,208
United Overseas Bank Ltd.
1.178%, due 05/22/17[2]	10,000,000	10,000,000
1.230%, due 07/17/17	7,000,000	6,981,584
Westpac Banking Corp.
1.483%, due 05/05/17[2]	10,000,000	10,000,000

		254,216,294

Banking-US—0.75%
Bedford Row Funding Corp.
1.100%, due 05/04/17	7,000,000	6,999,358
1.530%, due 07/05/17[2]	3,000,000	3,000,000

		9,999,358

Security description	Face Amount	Value
Commercial paper[1]—(concluded)
Energy-integrated—2.39%
Sinopec Century Bright Capital Investment Ltd.
1.050%, due 05/04/17	$32,000,000	$31,997,200

Finance-other—0.75%
CNPC Finance
1.050%, due 05/03/17	10,000,000	9,999,417
Total commercial paper (cost—$624,797,614)		624,797,614

Repurchase agreements—11.05%
Repurchase agreement dated 04/28/17 with BNP Paribas SA, 1.140% due 05/01/17, collateralized by $28,951,471 various asset-backed convertible bonds, 1.696% to 6.408% due 04/15/25 to 11/25/35; (value—$26,766,916); proceeds: $25,002,375	25,000,000	25,000,000
Repurchase agreement dated 04/28/17 with BNP Paribas SA, 1.180% due 05/01/17, collateralized by $16,604,143 various asset-backed convertible bonds, zero coupon to 12.250% due 06/01/17 to 01/01/49; (value—$16,160,742); proceeds: $15,001,475	15,000,000	15,000,000
Repurchase agreement dated 04/28/17 with Goldman Sachs & Co., 0.790% due 05/01/17, collateralized by $68,976,600 US Treasury Bond Principal STRIPs, zero coupon due 11/15/27 to 05/15/43 and $123,105,479 US Treasury Bonds STRIPs, zero coupon due 02/15/30 to 05/15/44; (value—$109,650,037); proceeds: $107,507,077	107,500,000	107,500,000
Repurchase agreement dated 04/28/17 with State Street Bank and Trust Co., 0.050% due 05/01/17, collateralized by $181,000 US Treasury Note, 2.125% due 08/15/21; (value—$184,772); proceeds: $181,001	181,000	181,000
Total repurchase agreements (cost—$147,681,000)		147,681,000
Total investments (cost—$1,335,766,143 which approximates cost for federal income tax purposes)—99.97%		1,335,766,143

Other assets in excess of liabilities—0.03%		391,581
Net assets—100.00%		$1,336,157,724

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 55.

47

Prime CNAV Master Fund

Portfolio of investments—April 30, 2017

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$89,782,495	$—	$89,782,495
Time deposits	—	210,000,000	—	210,000,000
Certificates of deposit	—	263,505,034	—	263,505,034
Commercial paper	—	624,797,614	—	624,797,614
Repurchase agreements	—	147,681,000	—	147,681,000
Total	$—	$1,335,766,143	$—	$1,335,766,143

At April 30, 2017, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2017 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[3]	IIIiquid investment at the period end.

48

See accompanying notes to financial statements.

Tax-Free Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
Municipal bonds and notes—93.26%
Alabama—1.08%
Mobile County Industrial Development Authority Pollution Control Revenue Refunding (ExxonMobil Project), 0.850%, VRD	$4,000,000	$4,000,000
Tuscaloosa County Industrial Development Authority Revenue (Hunt Refining Project), Series A, 0.920%, VRD	5,000,000	5,000,000
University of Alabama Revenue (University Hospital), Series B, 0.910%, VRD	16,000,000	16,000,000

		25,000,000

Alaska—1.52%
Alaska International Airports Revenue Refunding (System), Series A, 0.880%, VRD	7,000,000	7,000,000
Valdez Marine Terminal Revenue (Exxon Pipeline Co. Project), 0.860%, VRD	9,355,000	9,355,000
Valdez Marine Terminal Revenue Refunding (Exxon Pipeline Co. Project),
Series A, 0.850%, VRD	1,900,000	1,900,000
Series C, 0.850%, VRD	2,675,000	2,675,000
Valdez Marine Terminal Revenue Refunding (ExxonMobil Project), 0.860%, VRD	14,325,000	14,325,000

		35,255,000

Arizona—0.06%
Arizona Health Facilities Authority Revenue (Health Facilities Catholic West), Series A, 0.920%, VRD	1,500,000	1,500,000

California—4.91%
Antelope Valley-East Kern Water Agency, Series A-2, 0.870%, VRD	18,380,000	18,380,000
California Health Facilities Financing Authority Revenue Refunding (Stanford Hospital), Series B-1, 0.880%, VRD	1,020,000	1,020,000
California State, Series A, Subseries A1-2, 0.830%, VRD	650,000	650,000
Castaic Lake Water Agency Revenue Certificates of Participation (1944 Refunding Project), Series A, 0.900%, VRD	3,625,000	3,625,000
Chino Basin Regional Financing Authority Revenue Refunding (Inland Empire Utilities), Series B, 0.910%, VRD	7,885,000	7,885,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
California—(concluded)
Irvine Improvement Bond Act 1915 (Assessment District 97-16), 0.640%, VRD	$6,700,000	$6,700,000
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 93-14), 0.870%, VRD	15,000,000	15,000,000
Irvine Unified School District Special Tax (Community Facilities District No. 09), Series B, 0.910%, VRD	14,325,000	14,325,000
Modesto Water Revenue Certificates of Participation Refunding, Series A, 0.910%, VRD	1,715,000	1,715,000
Northern California Power Agency Revenue Refunding (Hydroelectric Project 1), Series A, 0.890%, VRD	15,000,000	15,000,000
Orange County Water District Certificates of Participation, Series A, 0.900%, VRD	6,935,000	6,935,000
Santa Clara Electric Revenue, Subseries B, 0.920%, VRD	14,045,000	14,045,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding, Series C, 0.880%, VRD	7,190,000	7,190,000
West Covina Public Financing Authority Lease Revenue (Golf Course Project), Series B, 0.910%, VRD	1,330,000	1,330,000

		113,800,000

Colorado—2.78%
Denver City & County Certificates of Participation Refunding,
Series A1, 0.860%, VRD	4,205,000	4,205,000
Series A2, 0.860%, VRD	47,900,000	47,900,000
Series A3, 0.860%, VRD	12,395,000	12,395,000

		64,500,000

District of Columbia—1.55%
District of Columbia University Revenue Refunding (Georgetown University), Series B, 0.870%, VRD	15,050,000	15,050,000
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), Subseries B-2, 0.900%, VRD	10,000,000	10,000,000

49

Tax-Free Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
District of Columbia—(concluded)
Metropolitan Washington, D.C. Airport Authority Airport System Revenue, Subseries D-2, 0.880%, VRD	$10,820,000	$10,820,000

		35,870,000

Florida—6.41%
Florida Municipal Power Agency Revenue (All Requirements Supply), Series C, 0.910%, VRD	51,355,000	51,355,000
Gainesville Utilities System Revenue, Series A, 0.920%, VRD	13,550,000	13,550,000
JEA Water & Sewer System Revenue, Subseries A-1, 0.870%, VRD	16,155,000	16,155,000
Pinellas County Health Facilities Authority Revenue (Baycare Health), Series A1, 0.890%, VRD	67,400,000	67,400,000

		148,460,000

Georgia—1.63%
Municipal Electric Authority of Georgia (General Resolution Projects), Series C, 0.900%, VRD	13,700,000	13,700,000
Private Colleges & Universities Authority Revenue (Emory University), Series B-1, 0.890%, VRD	24,125,000	24,125,000

		37,825,000

Illinois—7.47%
Chicago O’Hare International Revenue (Third Lien), Series C, 0.920%, VRD	37,400,000	37,400,000
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra), 0.920%, VRD	18,300,000	18,300,000
Illinois Development Finance Authority Revenue (Chicago Symphony Project), 0.900%, VRD	12,500,000	12,500,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project), 0.900%, VRD	23,700,000	23,700,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project), 0.920%, VRD	7,300,000	7,300,000
Illinois Finance Authority Revenue (Advocate Health Care), Subseries C2A, 0.900%, VRD	5,000,000	5,000,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois Finance Authority Revenue (Northwestern Community Hospital), Series B, 0.900%, VRD	$21,800,000	$21,800,000
Illinois Finance Authority Revenue (OSF Healthcare System), Series B, 0.910%, VRD	22,950,000	22,950,000
Illinois Finance Authority Revenue (University of Chicago Medical Center), Series E-1, 0.850%, VRD	2,500,000	2,500,000
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority),
Series A-1B, 0.920%, VRD	5,000,000	5,000,000
Series A-2B, 0.920%, VRD	5,000,000	5,000,000
Series A-2D, 0.920%, VRD	5,000,000	5,000,000
Illinois Village of Channahon Revenue (Morris Hospital), 0.900%, VRD	6,650,000	6,650,000

		173,100,000

Indiana—4.41%
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy, Inc. Project), Series A-4, 0.870%, VRD	18,800,000	18,800,000
Indiana Finance Authority Health System Revenue (Sisters of St. Francis), Series J, 0.900%, VRD	15,095,000	15,095,000
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.),
Series A, 0.910%, VRD	4,800,000	4,800,000
Series C, 0.890%, VRD	11,700,000	11,700,000
Indiana Finance Authority Hospital Revenue Refunding (Indiana University Obligated Group), Series B, 0.920%, VRD	5,875,000	5,875,000
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding,
Series A, 0.920%, VRD	6,860,000	6,860,000
Series B, 0.870%, VRD	12,785,000	12,785,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1, 0.880%, VRD	26,405,000	26,405,000

		102,320,000

Louisiana—3.08%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue (ExxonMobil Project),
Series A, 0.860%, VRD	20,400,000	20,400,000
Series B, 0.860%, VRD	44,085,000	44,085,000

50

Tax-Free Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Louisiana—(concluded)
Louisiana Public Facilities Authority Revenue Refunding (Christus Health), Series B2, 0.900%, VRD	$6,945,000	$6,945,000

		71,430,000

Maryland—1.11%
Maryland Economic Development Corp. Revenue (Howard Hughes Medical Institute), Series A, 0.910%, VRD	8,100,000	8,100,000
Montgomery County Housing Development Corp. Opportunities Commission Multi-Family Revenue (GNMA/FNMA/FHLMC Insured), Series A, 0.870%, VRD	17,700,000	17,700,000

		25,800,000

Massachusetts—3.14%
Massachusetts Health & Educational Facilities Authority Revenue (Childrens Hospital), Series N-4, 0.880%, VRD	24,660,000	24,660,000
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare Systems), Series F3, 0.870%, VRD	48,000,000	48,000,000

		72,660,000

Michigan—0.49%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project), 0.850%, VRD	7,400,000	7,400,000
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit), Series F, 0.880%, VRD	3,890,000	3,890,000

		11,290,000

Minnesota—1.15%
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program), Series B, 0.900%, VRD	4,000,000	4,000,000
Rochester Health Care Facilities Revenue (Mayo Clinic), Series A, 0.880%, VRD	22,725,000	22,725,000

		26,725,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Mississippi—4.51%
Mississippi Business Finance Commission Gulf Opportunity Zone (Chevron USA, Inc. Project),
Series A, 0.880%, VRD	$13,500,000	$13,500,000
Series E, 0.890%, VRD	9,600,000	9,600,000
Series I, 0.870%, VRD	950,000	950,000
Series K, 0.890%, VRD	31,330,000	31,330,000
Series L, 0.890%, VRD	10,530,000	10,530,000
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project),
Series A, 0.870%, VRD	2,250,000	2,250,000
Series A, 0.900%, VRD	3,380,000	3,380,000
Series B, 0.890%, VRD	200,000	200,000
Series B, 0.900%, VRD	1,800,000	1,800,000
Series E, 0.890%, VRD	12,350,000	12,350,000
Series F, 0.900%, VRD	5,500,000	5,500,000
Series J, 0.880%, VRD	10,200,000	10,200,000
Mississippi Development Bank Special Obligation (Jackson County Industrial Water System), 0.680%, VRD	3,000,000	3,000,000

		104,590,000

Missouri—0.96%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (De Smet Jesuit High School), 0.880%, VRD	9,440,000	9,440,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis University), Series B-2, 0.850%, VRD	2,500,000	2,500,000
St. Charles County Public Water District No. 2 Refunding, Series A, 0.900%, VRD	10,225,000	10,225,000

		22,165,000

Nebraska—1.00%
Douglas County Hospital Authority No. 002 Revenue Refunding (Health Facilities for Children), Series A, 0.880%, VRD	11,770,000	11,770,000
Lancaster County Hospital Authority No.1 Hospital Revenue Refunding (Bryanlgh Medical Center), Series B-1, 0.880%, VRD	11,400,000	11,400,000

		23,170,000

New Jersey—0.11%
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health), Series D, 0.850%, VRD	2,500,000	2,500,000

51

Tax-Free Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
New Mexico—0.62%
New Mexico Finance Authority Transportation Revenue Refunding (Sub Lien), Subseries B-1, 0.880%, VRD	$14,475,000	$14,475,000

New York—24.98%
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A, 0.880%, VRD	3,340,000	3,340,000
Metropolitan Transportation Authority New York Dedicated Tax Fund,
Subseries A-1, 0.860%, VRD	62,985,000	62,985,000
Subseries E-1, 0.850%, VRD	39,355,000	39,355,000
Nassau Health Care Corp. Revenue (County Guaranteed Insured), Series B-1, 0.900%, VRD	13,315,000	13,315,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008),
Series BB-1, 0.870%, VRD	33,850,000	33,850,000
Series BB-2, 0.880%, VRD	29,835,000	29,835,000
Series BB-5, 0.850%, VRD	4,220,000	4,220,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series A, 0.890%, VRD	34,355,000	34,355,000
New York City Transitional Finance Authority Future Tax Secured Revenue,
Series C, 0.910%, VRD	23,690,000	23,690,000
Subseries A-4, 0.840%, VRD	12,650,000	12,650,000
Subseries A-4, 0.900%, VRD	28,745,000	28,745,000
Subseries D-4, 0.880%, VRD	36,590,000	36,590,000
New York City,
Series F, Subseries F-3, 0.880%, VRD	44,000,000	44,000,000
Subseries L-3, 0.880%, VRD	16,600,000	16,600,000
Subseries L-4, 0.870%, VRD	32,465,000	32,465,000
New York Dormitory Authority Revenues State Supported Debt (University of Rochester), Series A, 0.890%, VRD	3,850,000	3,850,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Columbia University),
Series A, 0.880%, VRD	3,800,000	3,800,000
Series B, 0.850%, VRD	5,400,000	5,400,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Northern Westchester Association), 0.870%, VRD	9,520,000	9,520,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University),
Series A, 0.890%, VRD	31,705,000	31,705,000
Series A-2, 0.890%, VRD	14,500,000	14,500,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
New York—(concluded)
New York State Dormitory Authority Revenue Non-State Supported Debt (Senior Community, Inc.), 0.910%, VRD	$3,670,000	$3,670,000
New York State Dormitory Authority Revenue Non-State Supported Debt (St. John’s University), Series B-1, 0.890%, VRD	8,285,000	8,285,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series D, 0.870%, VRD	46,050,000	46,050,000
New York State Dormitory Authority Revenue State Supported Debt (University of Rochester), Series B, 0.890%, VRD	2,300,000	2,300,000
New York State Housing Finance Agency (Riverside Center 2 Housing), Series A-3, 0.900%, VRD	6,800,000	6,800,000
New York State Housing Finance Agency Revenue (Dock Street), Series A, 0.900%, VRD	7,830,000	7,830,000
New York State Urban Development Corp. Revenue Refunding (Service Contract), Series A-5, 0.920%, VRD	4,000,000	4,000,000
Onondaga County Industrial Development Agency (Syracuse University Project), Series B, 0.900%, VRD	4,300,000	4,300,000
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University Project), Series A-2, 0.870%, VRD	5,845,000	5,845,000
Triborough Bridge & Tunnel Authority Revenue Refunding, Subseries B-2, 0.850%, VRD	3,400,000	3,400,000
Triborough Bridge & Tunnel Authority Revenue, Series B-3, 0.850%, VRD	1,740,000	1,740,000

		578,990,000

North Carolina—0.70%
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare) (AGM Insured), Series E, 0.870%, VRD	16,300,000	16,300,000

52

Tax-Free Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Ohio—2.93%
Butler County Capital Funding Revenue (CCAO Low Cost Capital), Series A, 0.900%, VRD	$3,685,000	$3,685,000
Centerville Health Care Revenue (Bethany Lutheran Village Project), Series B, 0.920%, VRD	6,400,000	6,400,000
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project), 0.890%, VRD	7,795,000	7,795,000
Columbus Sewer Revenue, Series B, 0.880%, VRD	9,100,000	9,100,000
Middletown Hospital Facilities Revenue (Atrium Medical Center), Series B, 0.900%, VRD	20,225,000	20,225,000
Ohio (Common Schools),
Series A, 0.880%, VRD	3,225,000	3,225,000
Series B, 0.880%, VRD	15,240,000	15,240,000
Series D, 0.910%, VRD	2,200,000	2,200,000

		67,870,000

Oregon—0.31%
Oregon Health & Science University Revenue, Series C, 0.870%, VRD	7,200,000	7,200,000

Pennsylvania—3.30%
Allegheny County Higher Education Building Authority University Revenue Refunding (Carnegie Mellon University), 0.860%, VRD	13,800,000	13,800,000
Allegheny County Industrial Development Authority Revenue (Education Center Watson), 0.920%, VRD	8,300,000	8,300,000
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B, 0.870%, VRD	16,650,000	16,650,000
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University), Second Series, 0.870%, VRD	8,365,000	8,365,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding,
Series B-2, 0.870%, VRD	14,650,000	14,650,000
Series B-3, 0.910%, VRD	5,400,000	5,400,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B, 0.920%, VRD	9,235,000	9,235,000

		76,400,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Rhode Island—0.25%
Rhode Island Industrial Facilities Corp. Marine Terminal Revenue Refunding (ExxonMobil Project), 0.850%, VRD	$5,725,000	$5,725,000

Tennessee—0.95%
Montgomery County Public Building Authority Pooled Financing Revenue (Tennessee County Loan Pool), 0.980%, VRD	15,000,000	15,000,000
Sevier County Public Building Authority (Local Government Public Improvement), Series B-1, 0.930%, VRD	7,000,000	7,000,000

		22,000,000

Texas—7.99%
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital),
Subseries C-1, 0.870%, VRD	17,615,000	17,615,000
Subseries C-2, 0.870%, VRD	4,275,000	4,275,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems),
Series A-1, 0.870%, VRD	29,060,000	29,060,000
Series A-2, 0.870%, VRD	26,785,000	26,785,000
Houston Higher Education Finance Corp. Higher Education Revenue (Rice University Project), Series B, 0.890%, VRD	6,450,000	6,450,000
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Healthcare System Project), Series C, 0.920%, VRD	9,500,000	9,500,000
Texas State, Veteran Bonds, 0.910%, VRD	8,000,000	8,000,000
University of Texas Permanent University (Funding System), Series A, 0.870%, VRD	58,450,000	58,450,000
University of Texas Revenues (Financing Systems), Series B, 0.870%, VRD	24,990,000	24,990,000

		185,125,000

Utah—2.04%
Murray City Hospital Revenue (IHC Health Services, Inc.), Series C,
0.830%, VRD	28,300,000	28,300,000
0.840%, VRD	19,025,000	19,025,000

		47,325,000

53

Tax-Free Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
Municipal bonds and notes—(concluded)
Virginia—1.02%
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical), Series A, 0.890%, VRD	$13,595,000	$13,595,000
Lynchburg Industrial Development Authority Revenue (Central Health Care, Inc.), Series B, 0.910%, VRD	10,000,000	10,000,000

		23,595,000

Wisconsin—0.80%
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care, Inc.), Series D, 0.890%, VRD	18,450,000	18,450,000
Total municipal bonds and notes (cost—$2,161,415,000)		2,161,415,000

Tax-exempt commercial paper—6.64%
California—1.38%
County of Los Angeles, 3.000%, due 06/30/17	15,000,000	15,053,917
San Diego County Water Authority, 0.720%, due 05/01/17	12,000,000	12,000,000
State of California, 0.920%, due 06/22/17	5,000,000	5,000,000

		32,053,917

Colorado—0.43%
Colorado State Education Loan Program, 4.000%, due 06/29/17	10,000,000	10,050,923

Connecticut—0.22%
Connecticut State Health & Educational Facilities Authority, 0.920%, due 05/09/17	5,000,000	5,000,000

District of Columbia—0.48%
Washington D.C. Metropolitan Airport Authority,
0.940%, due 06/22/17	8,000,000	8,000,000
0.780%, due 06/06/17	3,000,000	3,000,000

		11,000,000

Security description	Face Amount	Value
Tax-exempt commercial paper—(concluded)
Florida—0.43%
Pinellas County School Board, 2.000%, due 06/30/17	$10,000,000	$10,018,693

Illinois—0.69%
Illinois Educational Facilities Authority Revenue, 0.740%, due 05/02/17	16,000,000	16,000,000

Massachusetts—0.86%
Commonwealth of Massachusetts,
2.000%, due 05/22/17	10,000,000	10,006,495
2.000%, due 06/26/17	10,000,000	10,018,702

		20,025,197

New York—0.64%
East Hampton Union Free School District, 2.000%, due 06/27/17	11,000,000	11,021,469
New York State Power Authority, 0.920%, due 05/18/17	3,744,000	3,744,000

		14,765,469

Texas—1.51%
Methodist Hospital,
0.920%, due 05/24/17	15,000,000	15,000,000
0.830%, due 05/10/17	8,000,000	8,000,000
University of Texas,
0.740%, due 05/03/17	5,000,000	5,000,000
0.780%, due 05/04/17	7,000,000	7,000,000

		35,000,000
Total tax-exempt commercial paper (cost—$153,914,199)		153,914,199
Total investments (cost—$2,315,329,199 which approximates cost for federal income tax purposes)—99.90%		2,315,329,199

Other assets in excess of liabilities—0.10%		2,405,236
Net assets—100.00%		$2,317,734,435

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 55.

54

Tax-Free Master Fund

Portfolio of investments—April 30, 2017

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$2,161,415,000	$—	$2,161,415,000
Tax-exempt commercial paper	—	153,914,199	—	153,914,199
Total	$—	$2,315,329,199	$—	$2,315,329,199

At April 30, 2017, there were no transfers between Level 1 and Level 2.

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
CCAO	County Commissioners Association of Ohio
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
STRIP	Separated Trading of Registered Interest and Principal of Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2017 and reset periodically.

See accompanying notes to financial statements.

55

Master Trust

Statement of assets and liabilities

April 30, 2017

	Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Assets:
Investments, at value (cost—$2,632,218,580; $11,862,754,441; $7,486,251,882; $1,188,085,143 and $2,315,329,199, respectively)	$2,632,865,047	$11,862,754,441	$7,486,251,882	$1,188,085,143	$2,315,329,199
Repurchase agreements, at value (cost—$526,935,000; $5,376,224,000; $9,290,497,000; $147,681,000 and $0, respectively)	526,935,000	5,376,224,000	9,290,497,000	147,681,000	—
Total investments in securities, at value (cost—$3,159,153,580; $17,238,978,441; $16,776,748,882; $1,335,766,143 and $2,315,329,199, respectively)	$3,159,800,047	$17,238,978,441	$16,776,748,882	$1,335,766,143	$2,315,329,199
Cash	47	134,000,637	57,000,241	1,002	87,284
Receivable for investments sold	—	—	1,325,000,000	—	—
Receivable for interest	1,466,470	8,587,920	37,728,697	493,731	2,501,922
Total assets	3,161,266,564	17,381,566,998	18,196,477,820	1,336,260,876	2,317,918,405

Liabilities:
Payable to affiliate	148,765	1,468,895	1,483,141	103,152	183,970
Total liabilities	148,765	1,468,895	1,483,141	103,152	183,970

Net assets, at value	$3,161,117,799	$17,380,098,103	$18,194,994,679	$1,336,157,724	$2,317,734,435

See accompanying notes to financial statements.

56

Master Trust

Statement of operations

For the year ended April 30, 2017

	Prime Master Fund	Government Master Fund[1]	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Investment income:
Interest	$47,784,167	$75,886,367	$75,649,633	$7,416,318	$8,964,760
Expenses:
Investment advisory and administration fees	7,796,755	14,826,310	15,281,221	945,229	1,459,837
Trustees’ fees	80,275	123,495	161,872	27,771	32,398
Total expenses	7,877,030	14,949,805	15,443,093	973,000	1,492,235
Fee waivers by investment advisor	(705,620)	(2,848,652)	—	—	—
Net expenses	7,171,410	12,101,153	15,443,093	973,000	1,492,235
Net investment income	40,612,757	63,785,214	60,206,540	6,443,318	7,472,525
Net realized gain	1,410,069	461,078	207,023	6,162	—
Net change in unrealized appreciation/depreciation	646,467	—	—	—	—
Net increase in net assets resulting from operations	$42,669,293	$64,246,292	$60,413,563	$6,449,480	$7,472,525

[1]	Commenced operations on June 24, 2016.

See accompanying notes to financial statements.

57

Master Trust

Statement of changes in net assets

	Prime Master Fund		Government Master Fund
	For the years ended April 30,		For the period from June 24, 2016[1] to April 30, 2017
	2017	2016
From operations:

Net investment income	$40,612,757	$39,351,690	$63,785,214
Net realized gain	1,410,069	228,755	461,078
Net change in unrealized appreciation/depreciation	646,467	—	—
Net increase in net assets resulting from operations	42,669,293	39,580,445	64,246,292
Net increase (decrease) in net assets from beneficial interest transactions	(14,078,817,840)	3,037,555,323	17,315,851,811
Net increase (decrease) in net assets	(14,036,148,547)	3,077,135,768	17,380,098,103
Net assets:

Beginning of year/period	17,197,266,346	14,120,130,578	—
End of year/period	$3,161,117,799	$17,197,266,346	$17,380,098,103

[1]	Commencement of operations.

See accompanying notes to financial statements.

58

Master Trust

Statement of changes in net assets

Treasury Master Fund		Prime CNAV Master Fund		Tax-Free Master Fund
For the years ended April 30,		For the years ended April 30, 2017	For the period from January 19, 2016[1] to April 30, 2016	For the years ended April 30,
2017	2016			2017	2016

$60,206,540	$9,636,567	$6,443,318	$312,627	$7,472,525	$437,876
207,023	935,343	6,162	—	—	70,058
—	—	—	—	—	—
60,413,563	10,571,910	6,449,480	312,627	7,472,525	507,934
6,250,670,117	(762,944,902)	836,608,628	492,786,989	933,174,322	21,560,886
6,311,083,680	(752,372,992)	843,058,108	493,099,616	940,646,847	22,068,820

11,883,910,999	12,636,283,991	493,099,616	—	1,377,087,588	1,355,018,768
$18,194,994,679	$11,883,910,999	$1,336,157,724	$493,099,616	$2,317,734,435	$1,377,087,588

[1]	Commencement of operations.

See accompanying notes to financial statements.

59

Prime Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2017	2016	2015	2014	2013
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.09%	0.10%	0.10%	0.10%	0.10%
Net investment income	0.52%	0.26%	0.11%	0.11%	0.19%
Supplemental data:
Total investment return[1]	0.64%	0.26%	0.11%	0.11%	0.19%
Net assets, end of year (000’s)	$3,161,118	$17,197,266	$14,120,131	$15,763,737	$19,137,609

[1]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

60

Government Master Fund

Financial highlights

Selected financial data throughout the period is presented below:

For the period from June 24, 2016[1] to April 30, 2017
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]
Expenses after fee waivers	0.08%[2]
Net investment income	0.43%[2]
Supplemental data:
Total investment return[3]	0.35%
Net assets, end of period (000’s)	$17,380,098

[1]	Commencement of operations.
[2]	Annualized.
[3]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

61

Treasury Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2017	2016	2015	2014	2013
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.09%	0.06%	0.06%	0.10%[1]
Net investment income	0.39%	0.08%	0.01%	0.01%	0.05%
Supplemental data:
Total investment return[2]	0.38%	0.09%	0.01%	0.01%	0.05%
Net assets, end of year (000’s)	$18,194,995	$11,883,911	$12,636,284	$12,511,157	$12,225,550

[1]	Waiver by advisor represents less than 0.005%.
[2]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

62

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Year ended April 30, 2017	For the period from January 19, 2016[1] to April 30, 2016
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%[2]
Expenses after fee waivers	0.10%	0.00%[2,3]
Net investment income	0.66%	0.43%[2]
Supplemental data:
Total investment return[4]	0.62%	0.12%
Net assets, end of period (000’s)	$1,336,158	$493,100

[1]	Commencement of operations.
[2]	Annualized.
[3]	Amount represents less than 0.005%.
[4]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

63

Tax-Free Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2017	2016	2015	2014	2013
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.04%	0.04%	0.07%	0.10%[1]
Net investment income	0.50%	0.03%	0.01%	0.01%	0.06%
Supplemental data:
Total investment return[2]	0.46%	0.03%	0.01%	0.02%	0.07%
Net assets, end of year (000’s)	$2,317,734	$1,377,088	$1,355,019	$1,391,038	$1,556,326

[1]	Waiver by advisor represents less than 0.005%.
[2]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

64

Master Trust

Notes to financial statements

Organization and significant accounting policies

Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Prime Master Fund, Treasury Master Fund, and Tax-Free Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016 and Government Master Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In August 2014, the FASB issued Accounting Standard Update No. 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40): “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern” (“ASU 2014-15”). The update provides guidance about management’s responsibility to evaluate whether there is substantial doubt about the entity’s ability to continue as a going concern and to provide related footnote disclosure. Management has evaluated relevant conditions and events, which are known and reasonably knowable, and has determined that there are no conditions and events that raise substantial doubt about the Fund’s ability to continue as a going concern.

The following is a summary of significant accounting policies:

Valuation of investments

Until October 11, 2016, Prime Master Fund valued its investments at amortized cost. Effective October 11, 2016, consistent with amendments to Rule 2a-7 under the 1940 Act, the net asset value of Prime Master Fund is calculated using market-based values, and the price of its beneficial interests fluctuate.

65

Master Trust

Notes to financial statements

Under Rule 2a-7 under the 1940 Act, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7 under the 1940 Act, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Effective October 14, 2016, Prime CNAV Master Fund and Tax-Free Master Fund became “retail money market funds”. Under Rule 2a-7 under the 1940 Act, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as “retail money market funds”, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund value their investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Master Funds’ portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of each Master Fund’s Portfolio of investments.

Liquidity fee and/or redemption gates—Effective October 14, 2016, consistent with amendments to Rule 2a-7 under the 1940 Act, the Board is permitted to impose a liquidity fee on redemptions from each of Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund or a redemption gate to temporarily restrict redemptions

66

Master Trust

Notes to financial statements

from those Master Funds in the event that any of Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. On or after October 14, 2016, if Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. On or after October 14, 2016, if any of Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the relevant Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interest of the Fund. Liquidity fees would reduce the amount an interestholder receives upon redemption of its beneficial interests. Each of Prime Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund retains the liquidity fees for the benefit of remaining interest holders. For the period ended April 30, 2017, the Board of Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund did not impose any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Master Fund and Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund and Treasury Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 under the 1940 Act or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM in accordance with an exemptive order granted by the SEC pursuant to Section 17(d) of the 1940 Act and Rule 17d-1 thereunder. Prime Master Fund, Government Master Fund, Treasury Master Fund, and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

67

Master Trust

Notes to financial statements

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At April 30, 2017, each Master Fund owed UBS AM for investment advisory and administration services as follows:

Fund	Amounts owed to UBS AM
Prime Master Fund	$263,814
Government Master Fund	1,506,592
Treasury Master Fund	1,524,138
Prime CNAV Master Fund	109,986
Tax-Free Master Fund	192,510

In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Master Fund’s average daily net assets. At April 30, 2017, UBS AM was obligated to reduce its management fees, otherwise receivable by UBS AM, for independent trustees’ fees and expenses as follows:

Fund
Prime Master Fund	$9,516
Government Master Fund	37,697
Treasury Master Fund	40,997
Prime CNAV Master Fund	6,834
Tax-Free Master Fund	8,540

68

Master Trust

Notes to financial statements

Effective November 1, 2016 through January 31, 2017, with respect to Prime Master Fund only, UBS AM had agreed to voluntarily waive 0.06% of its management fee. Effective February 1, 2017 through June 30, 2017, with respect to Prime Master Fund only, UBS AM has agreed to voluntarily waive 0.04% of its management fee. At April 30, 2017, UBS AM owed Prime Master Fund, and for the period November 1, 2016 through to April 30, 2017, UBS AM voluntarily waived, the below amounts; amounts waived are not subject to future recoupment:

Fund	Amount owed by UBS AM	Amount waived by UBS AM
Prime Master Fund	$105,533	$705,620

Effective August 22, 2016 through December 31, 2016, with respect to Government Master Fund only, UBS AM had agreed to voluntarily waive 0.04% of its management fee. Effective January 1, 2017 through January 31, 2017, with respect to Government Master Fund only, UBS AM had agreed to voluntarily waive 0.02% of its management fee. At April 30, 2017, UBS AM owed Government Master Fund, and for the period ended April 30, 2017, UBS AM voluntarily waived, the below amounts; amounts waived are not subject to future recoupment:

Fund	Amount owed by UBS AM	Amount waived by UBS AM
Government Master Fund	$—	$2,848,652

In addition, UBS AM may voluntarily undertake to waive fees in the event that Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2017, and during the period ended April 30, 2017, UBS AM did not owe and/or waive fees under such an additional fee waiver undertaking. Such waived fees are not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the year ended April 30, 2017, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$—
Government Master Fund	129,791,264
Treasury Master Fund	—
Prime CNAV Master Fund	—
Tax-Free Master Fund	483,155,000

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds’ investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

69

Master Trust

Notes to financial statements

Beneficial interest transactions

Prime Master Fund

	For the years ended April 30,
	2017	2016
Contributions	$18,343,964,701	$47,016,868,030
Withdrawals	(32,422,782,541)	(43,979,312,707)
Net increase (decrease) in beneficial interest	$(14,078,817,840)	$3,037,555,323

Government Master Fund

	For the period from June 24, 2016[1] to April 30, 2017
Contributions	$51,345,380,769
Withdrawals	(34,029,528,958)
Net increase in beneficial interest	$17,315,851,811

Treasury Master Fund

	For the years ended April 30,
	2017	2016
Contributions	$38,470,416,999	$28,255,411,545
Withdrawals	(32,219,746,882)	(29,018,356,447)
Net increase (decrease) in beneficial interest	$6,250,670,117	$(762,944,902)

Prime CNAV Master Fund

	For the year ended April 30, 2017	For the period from January 19, 2016[1] to April 30, 2016
Contributions	$1,943,132,148	$566,064,862
Withdrawals	(1,106,523,520)	(73,277,873)
Net increase in beneficial interest	$836,608,628	$492,786,989

Tax-Free Master Fund

	For the years ended April 30,
	2017	2016
Contributions	$3,412,226,666	$1,598,987,976
Withdrawals	(2,479,052,344)	(1,577,427,090)
Net increase in beneficial interest	$933,174,322	$21,560,886

[1]	Commencement of operations.

70

Master Trust

Notes to financial statements

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded, as of April 30, 2017, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2017, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2017, and since inception for the Government Master Fund and the Prime CNAV Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

71

Master Trust

Report of independent registered public accounting firm

To the Interest holders and Board of Trustees of Master Trust

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (the five series constituting Master Trust (the “Trust”)) as of April 30, 2017, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2017 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund at April 30, 2017, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

New York, New York

June 29, 2017

72

Master Trust

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund and Prime CNAV Master Fund is available on a weekly basis at the same UBS Web address.

Proxy voting policies, procedures and record

You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

73

UBS Institutional/Reserves Funds

Supplemental Information (unaudited)

Board of Trustees & Officers

The Funds are governed by a Board of Trustees which oversees each Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Funds’ Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Name, Address, and age	Position(s) held with trust	Term of office† and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorships held by Trustee
Meyer Feldberg††; 75 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee	Since 1998	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since 2005). Professor Feldberg also served as president of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promoted interaction with other cities around the world) (2007-2014). Prior to 2004, he was Dean and Professor of Management and Ethics of the Graduate School of Business at Columbia University (since 1989). From 1992 to 2016, Professor Feldberg was a director of Macy’s, Inc. (operator of department stores). From 1997 to 2017, Professor Feldberg was a director of Revlon, Inc. (cosmetics).	Professor Feldberg is a director or trustee of 15 investment companies (consisting of 55 portfolios) for which UBS AM or an affiliate serves as investment advisor or manager.	Professor Feldberg is also a director of the New York City Ballet.

74

UBS Institutional/Reserves Funds

Supplemental Information (unaudited)

Independent Trustees

Name, Address, and age	Position(s) held with trust	Term of office† and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorships held by Trustee
Richard Q. Armstrong; 81 c/o Keith A. Weller Assistant Fund Secretary UBS Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee); Since 2004 (Chairman of the Board of Trustees)	Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since 1991 and principal occupation since 1995). Mr. Armstrong was president or chairman of a number of international packaged goods companies (responsible for such brands as Canada Dry, Dr. Pepper, Adirondack Beverages, and Moët Hennessey, among many others) (from 1982 to 1995).	Mr. Armstrong is a director or trustee of 10 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.	None
Alan S. Bernikow; 76 207 Benedict Ave. Staten Island, NY 10314	Trustee	Since 2005	Mr. Bernikow is retired. Previously, he was deputy chief executive officer at Deloitte & Touche (international accounting and consulting firm). From 2003 to March 2017, Mr. Bernikow was also a director of Destination XL Group, Inc. (menswear) (and served as a member of its nominating and corporate governance committee).	Mr. Bernikow is a director or trustee of 10 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of its compensation committee), the lead director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee). He is also the lead director of FCB Financial Holdings, Inc. (banking) (and serves as the chair of its audit committee and member of the nominating and governance committee and compensation committee).
Richard R. Burt; 70 McLarty Associates 900 17th Street NW, Washington, D.C. 20006	Trustee	Since 1998	Mr. Burt is a managing director of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009. Prior to 2007, he was chairman of Diligence Inc. (international information and risk management firm).	Mr. Burt is a director or trustee of 10 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe, Russia and Turkey Fund, Inc., The European Equity Fund, Inc. and The New Germany Fund, Inc. (and serves as a member of each such fund’s audit, nominating and governance committees).
Bernard H. Garil; 76 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a director or trustee of 10 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Garil is also a director of OFI Global Trust Company (commercial trust company), The Leukemia & Lymphoma Society (voluntary health organization) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

75

UBS Institutional/Reserves Funds

Supplemental Information (unaudited)

Independent Trustees (concluded)

Name, Address, and age	Position(s) held with trust	Term of office† and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorships held by Trustee
Heather R. Higgins; 57 c/o Keith A. Weller Assistant Fund Secretary UBS Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or has served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).	Ms. Higgins is a director or trustee of 10 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.	None
David Malpass; 61 c/o Keith A. Weller Assistant Fund Secretary UBS Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee	Since 2014	Mr. Malpass is the president and founder of Encima Global, LLC (economic research and consulting) (since 2008). From 1993 until 2008, he was Chief Economist and Senior Managing Director of Bear, Stearns & Co. (financial services firm).	Mr. Malpass is a director or trustee of 10 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Malpass is also a director of New Mountain Finance Corp. (business development company) (and serves as a member of its audit committee).

76

UBS Institutional/Reserves Funds

Supplemental Information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Joseph Allessie*; 51	Chief Compliance Officer	Since 2014	Mr. Allessie is a managing director (since 2015) (prior to which he was an executive director (from 2007 to 2015)) at UBS AM and UBS Asset Management (US) Inc. (collectively, “UBS AM—Americas region”). Mr. Allessie is head of compliance and operational risk control for the UBS Asset Management Division in the Americas with oversight for traditional and alternative investment businesses in Canada, the US and Cayman Islands. Prior to that he served as deputy general counsel of UBS AM—Americas region (from 2005 to 2014). Mr. Allessie is the chief compliance officer (prior to which he was interim chief compliance officer (from January to July 2014)) and had served as a vice president and assistant secretary (from 2005 to 2016) of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
Rose Ann Bubloski*; 49	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director (from 2008 to 2012)) and senior manager of registered fund product control of UBS AM—Americas region. She is vice president and assistant treasurer of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
Mark E. Carver*; 53	President	Since 2010	Mr. Carver is a managing director and head of product development and management for UBS AM—Americas region (since 2008). In this role, he oversees product development and management for both wholesale and institutional businesses. He is a member of the Americas Management Committee (since 2008) and the Regional Operating Committee (since 2008). Mr. Carver is president of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
Lisa N. DiPaolo*; 39	Vice President	Since 2015	Ms. DiPaolo is a director (since 2008) and portfolio manager (since 2015) at UBS AM—Americas region. Ms. DiPaolo joined UBS AM—Americas region in 2000 and has been a municipal securities analyst on the tax-free fixed income team. Ms. DiPaolo is a vice president of four investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Thomas Disbrow*; 51	Vice President and Treasurer	Since 2000 (Vice President); Since 2004 (Treasurer)	Mr. Disbrow is a managing director (since 2011) (prior to which he was an executive director (from 2007 to 2011)) and since January 2016 is global head of registered fund product control (prior to which he was head of the North American fund treasury administration department of UBS AM—Americas region (from 2011-2015)). Mr. Disbrow is a vice president and treasurer and/or principal accounting officer of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
Elbridge T. Gerry III*; 60	Vice President	Since 1999	Mr. Gerry is a managing director and co-head of municipal investments of UBS AM—Americas region (head from 2001 to June 2017; co-head from June 2017 to present). Mr. Gerry is a vice president of four investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Charles W. Grande*; 53	Vice President	Since May 2017	Mr. Grande is a managing director, co-head of municipal investments (since June 2017) and head of municipal credit research (since 2009) with UBS AM—Americas region. Mr. Grande is a vice president of two investment companies (consisting of 25 portfolios) for which UBS AM serves as investment advisor or manager.
Mark F. Kemper**; 59	Vice President and Secretary	Since 2004	Mr. Kemper is a managing director and general counsel of UBS AM—Americas region (since 2006 and 2004 respectively). He has been secretary or assistant secretary of UBS AM (Americas) Inc., and UBS Asset Management Trust Company (since 1993). Mr. Kemper is vice president and secretary of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager. Mr. Kemper is employed by UBS Business Solutions US LLC.

77

UBS Institutional/Reserves Funds

Supplemental Information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Joanne M. Kilkeary*; 49	Vice President and Assistant Treasurer	Since 2004	Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director (from 2008 to 2013)) and a senior manager (since 2004) of registered fund product control of UBS AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
Tammie Lee*; 46	Vice President and Assistant Secretary	Since 2005	Ms. Lee is an executive director with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region (since 2010) (prior to which she was a director (from 2005 to 2010)) and associate general counsel (since 2005). Ms. Lee is a vice president and assistant secretary of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
William T. MacGregor*; 41	Vice President and Assistant Secretary	Since 2015	Mr. MacGregor is an executive director and deputy general counsel with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region (since September 2015). From June 2012 through July 2015, Mr. MacGregor was Senior Vice President, Secretary and Associate General Counsel of AXA Equitable Funds Management Group, LLC and from May 2008 through July 2015, Mr. MacGregor was Lead Director and Associate General Counsel of AXA Equitable Life Insurance Company. Mr. MacGregor is a vice president and assistant secretary of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
Ryan Nugent*; 39	Vice President	Since 2009	Mr. Nugent is an executive director (since 2017) (prior to which he was a director (since 2010)), portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS AM—Americas region. Mr. Nugent is a vice president of four investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Nancy Osborn*; 51	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a senior manager of registered fund product control of UBS AM—Americas region (since 2006). Mrs. Osborn is a vice president and assistant treasurer of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
Robert Sabatino**; 43	Vice President	Since 2001	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director (from 2007 to 2010)), global head of liquidity, portfolio management (since 2015), head of US taxable money markets (from 2009 to 2015), and portfolio manager of UBS AM—Americas region in the short duration fixed income group (since 2001). Mr. Sabatino is a vice president of four investment companies (consisting of 29 portfolios) for which UBS AM serves as investment advisor or manager.
Eric Sanders*; 51	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
David Walczak**; 33	Vice President	Since 2016	Mr. Walczak is an executive director (since January 2016), head of US taxable money markets (since January 2015) and portfolio manager of UBS AM—Americas region. Mr. Walczak is a vice president of five investment companies (consisting of 44 portfolios) for which UBS AM serves as investment advisor or manager.
Keith A. Weller*; 55	Vice President and Assistant Secretary	Since 1998	Mr. Weller is an executive director and senior associate general counsel with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.

78

UBS Institutional/Reserves Funds

Supplemental Information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Mandy Yu*; 33	Vice President	Since 2013	Ms. Yu is an associate director (since 2015) (prior to which she was an authorized officer (from 2012 to 2015)) and tax compliance manager (since 2013) of registered fund product control of UBS AM—Americas region. She was a fund treasury manager (from 2012 to 2013) and a mutual fund administrator (from 2007 to 2012) for UBS AM—Americas region. Ms. Yu is a vice president of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.

*	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
**	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.
†	Each trustee holds office for an indefinite term. Officers are appointed by the trustees and serve at the pleasure of the Board.
††	Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), because he is a senior advisor to Morgan Stanley, a financial services firm with which the Funds may conduct transactions.

79

Trustees

Richard Q. Armstrong

Chairman

Alan S. Bernikow

Richard R. Burt

Meyer Feldberg

Bernard H. Garil

Heather R. Higgins

David Malpass

Principal Officers

Mark E. Carver

President

Mark F. Kemper

Vice President and Secretary

Thomas Disbrow

Vice President and Treasurer

Lisa M. DiPaolo

Vice President

Elbridge T. Gerry III

Vice President

Robert Sabatino

Vice President

David J. Walczak

Vice President

Administrator (and Manager for the Master Funds)

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter (for the feeder funds)

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

©UBS 2017. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S127

UBS Investor Funds

Annual Report  |  April 30, 2017

Includes:

•	UBS Select Prime Investor Fund
•	UBS Select Government Investor Fund
•	UBS Select Treasury Investor Fund
•	UBS Prime Investor Fund
•	UBS Tax-Free Investor Fund

UBS Investor Funds

June 16, 2017

Dear Shareholder,

We present you with the annual report for the UBS Investor Series of Funds, namely UBS Select Prime Investor Fund, UBS Select Government Investor Fund, UBS Select Treasury Investor Fund, UBS Prime Investor Fund and UBS Tax-Free Investor Fund, for the 12 months (or since commencement period for UBS Select Government Investor Fund) ended April 30, 2017 (the “reporting period”).

Performance

In December 2016, the US Federal Reserve Board raised the federal funds rate from a range between 0.25% and 0.50% to a range between 0.50% and 0.75%. In March 2017, rates were raised to a range between 0.75% and 1.00%. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) While the yields on a wide range of short-term investments moved higher over the period, yields still remained low by historical comparison. As a result, the Funds’ yields remained low during the reporting period.

The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

•	UBS Select Prime Investor Fund: 0.66% as of April 30, 2017, versus 0.11% on April 30, 2016.

•	UBS Select Government Investor Fund: 0.35% as of April 30, 2017.

•	UBS Select Treasury Investor Fund: 0.35% as of April 30, 2017, versus 0.01% on April 30, 2016.

•	UBS Prime Investor Fund: 0.62% as of April 30, 2017, versus 0.11% on April 30, 2016.

•	UBS Tax-Free Investor Fund: 0.44% as of April 30, 2017, versus 0.01% on April 30, 2016.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on pages 7 and 8.

An interview with the Portfolio Managers

Q.	How would you describe the economic environment during the reporting period?
A.	The US economy faced a number of headwinds but overcame these challenges and continued to expand during the reporting period. That being said, the overall pace of growth was fairly tepid. The US Commerce Department reported that gross domestic product (“GDP”)

UBS Select Prime Investor Fund

UBS Select Government Investor Fund

UBS Select Treasury Investor Fund

UBS Prime Investor Fund

Investment goals (all four Funds):

Maximum current income consistent with liquidity and the preservation of capital

Portfolio managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

UBS Select Prime Investor Fund—August 1, 2008;

UBS Select Government Investor Fund— August 17, 2016;

UBS Select Treasury Investor Fund— September 18, 2008;

UBS Prime Investor Fund— January 19, 2016

Dividend payments:

Monthly

UBS Tax-Free Investor Fund

Investment goal:

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio managers:

Elbridge T. Gerry III

Lisa M. DiPaolo

UBS Asset Management (Americas) Inc.

Commencement:

September 22, 2008

Dividend payments:

Monthly

1

UBS Investor Funds

grew at a 1.4% seasonally adjusted annualized rate during the second quarter of 2016. GDP growth then improved to a 3.5% rate during the third quarter of 2016—the strongest reading since the third quarter of 2014. GDP growth then moderated to a 2.1% rate during the fourth quarter. Finally, first quarter 2017 GDP grew at a 1.2% rate based on the US Commerce Department’s second estimate.[1]

Q.	How did the Fed react to the economic environment?
A.	After taking its first step toward normalizing monetary policy in late 2015, the US Federal Reserve Board (“Fed”) kept the fed funds rate unchanged until December 2016, when it increased rates 0.25% to a range between 0.50% and 0.75%. After keeping rates unchanged at its first meeting in 2017, the Fed again raised rates 0.25%, to a range between 0.75% and 1.00%, at its meeting that concluded on March 15, 2017. In its statement following the March meeting the Fed said, “The Committee expects that economic conditions will evolve in a manner that will warrant gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run. However, the actual path of the federal funds rate will depend on the economic outlook as informed by incoming data.” At its meeting in June 2017, after the end of the reporting period, the fed raised rates 0.25% to a range between 1.00% and 1.25%.

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.	Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the Government Master Fund, the Treasury Master Fund, the Prime CNAV Master Fund, and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•	For the Prime Master Fund in which UBS Select Prime Investor Fund invests, we tactically adjusted its weighted average maturity (WAM)—which is the weighted average maturity of the securities in the portfolio—throughout the 12-month review period. When the reporting period began, the Master Fund had a WAM of 42 days. By the end of the period, the Master Fund’s WAM was 25 days.

At the issuer level, we maintained a high level of diversification, investing in smaller positions with the goal of reducing risk and keeping the Master Fund highly liquid. To that end, we typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (The Master Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

At the security level, we increased the Master Fund’s exposures to repurchase agreements and commercial paper, while modestly adding to its position in time deposits. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.) Conversely, we decreased its exposure to certificates of deposit. Finally, we eliminated its allocations to US government and agency obligations, other short-term corporate obligations and non-US government obligations.

•	The inception date for the Government Master Fund in which UBS Select Government Investor Fund invests was June 24, 2016. (UBS Select Government Investor Fund itself commenced operations on August 17, 2016.) We tactically adjusted its WAM and, at the end of the reporting period, the Master Fund’s WAM was 56 days. At the security level, the Master Fund’s largest exposure was in direct government and agency obligations, followed by repurchase agreements backed by government securities.

•	The WAM for the Treasury Master Fund in which UBS Select Treasury Investor Fund invests was 59 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end on April 30, 2017, it was 49 days. At the security level, we increased the Master Fund’s exposure to repurchase agreements backed by government securities and reduced its exposure to direct US government obligations.

[1]	Based on the Commerce Department’s second estimate announced on May 26, 2017, after the reporting period had ended.

2

UBS Investor Funds

•	The WAM for the Prime CNAV Master Fund in which UBS Prime Investor Fund invests was 31 days when the reporting period began. We tactically adjusted its WAM, and at the end of the reporting period, the Master Fund’s WAM was 26 days. Over the review period, we increased the Master Fund’s allocation to repurchase agreements and modestly added to its exposures to time deposits and certificates of deposit. Conversely, we meaningfully reduced its allocation to commercial paper and slightly pared its exposure to US government and agency obligations.

•	The WAM for the Tax-Free Master Fund in which UBS Tax-Free Investor Fund invests was six days when the reporting period began. We tactically adjusted the Master Fund’s WAM based on market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period, its WAM was also six days. Over the review period, we significantly increased the Master Fund’s allocation to municipal bonds and notes, and significantly reduced its exposure to tax-exempt commercial paper.

Q.	What factors do you believe will affect the Funds over the coming months?
A.	We believe the US economy has enough momentum to continue expanding, albeit at a relatively modest pace. In our view, inflation will remain fairly well contained. In such an environment, we feel the Fed will be true to its word and take a slow and deliberate pace in terms of raising interest rates. We anticipate continuing to manage the Funds focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Mark E. Carver

President—UBS Money Series

UBS Select Prime Investor Fund

UBS Select Government Investor Fund

UBS Select Treasury Investor Fund

UBS Prime Investor Fund

UBS Tax-Free Investor Fund

Managing Director

UBS Asset Management

(Americas) Inc.

Elbridge T. Gerry III Portfolio Manager— UBS Tax-Free Investor Fund Managing Director UBS Asset Management (Americas) Inc.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Website at www.ubs.com/am-us.

3

UBS Investor Funds

Robert Sabatino

Portfolio Manager—

UBS Select Prime Investor Fund

UBS Select Government Investor Fund

UBS Select Treasury Investor Fund

UBS Prime Investor Fund

Managing Director

UBS Asset Management

(Americas) Inc.

Lisa DiPaolo Portfolio Manager— UBS Tax-Free Investor Fund Director UBS Asset Management (Americas) Inc.

David J. Walczak

Portfolio Manager—

UBS Select Prime Investor Fund

UBS Select Government Investor Fund

UBS Select Treasury Investor Fund

UBS Prime Investor Fund

Executive Director

UBS Asset Management

(Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the 12-month (or since inception) period ended April 30, 2017. The views and opinions in the letter were current as of June 16, 2017. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

4

UBS Investor Funds

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, shareholder servicing fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2016 to April 30, 2017.

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

5

UBS Investor Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

	Beginning account value November 1, 2016	Ending account value[2] April 30, 2017	Expenses paid during period[3] 11/01/16 to 04/30/17	Expense ratio during the period

UBS Select Prime Investor Fund
Actual	$1,000.00	$1,002.30	$2.23	0.45%
Hypothetical (5% annual return before expenses)	1,000.00	1,022.56	2.26	0.45

	Beginning account value November 1, 2016	Ending account value[2] April 30, 2017	Expenses paid during period[3] 11/01/16 to 04/30/17	Expense ratio during the period

UBS Select Government Investor Fund
Actual	$1,000.00	$1,000.80	$2.18	0.44%
Hypothetical (5% annual return before expenses)	1,000.00	1,022.61	2.21	0.44

	Beginning account value November 1, 2016	Ending account value[2] April 30, 2017	Expenses paid during period[3] 11/01/16 to 04/30/17	Expense ratio during the period

UBS Select Treasury Investor Fund
Actual	$1,000.00	$1,000.70	$2.13	0.43%
Hypothetical (5% annual return before expenses)	1,000.00	1,022.66	2.16	0.43

	Beginning account value November 1, 2016	Ending account value[2] April 30, 2017	Expenses paid during period[3] 11/01/16 to 04/30/17	Expense ratio during the period

UBS Prime Investor Fund
Actual	$1,000.00	$1,002.10	$2.23	0.45%
Hypothetical (5% annual return before expenses)	1,000.00	1,022.56	2.26	0.45

	Beginning account value November 1, 2016	Ending account value[2] April 30, 2017	Expenses paid during period[3] 11/01/16 to 04/30/17	Expense ratio during the period

UBS Tax-Free Investor Fund
Actual	$1,000.00	$1,001.00	$2.23	0.45%
Hypothetical (5% annual return before expenses)	1,000.00	1,022.56	2.26	0.45

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.
[2]	“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.
[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

6

UBS Investor Funds

Yields and characteristics at a glance—April 30, 2017 (unaudited)

UBS Select Prime Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.66%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.66
Seven-day current yield before fee waivers and/or expense reimbursements[1]	0.49
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	0.49
Weighted average maturity[2]	25 days

Table footnotes are on page 8.

You could lose money by investing in UBS Select Prime Investor Fund. Because the price of interests in the related money market master fund will fluctuate, when you sell your shares of UBS Select Prime Investor Fund, your shares of UBS Select Prime Investor Fund may be worth more or less than what you originally paid for them. The related money market master fund may impose a fee upon sale of your shares of UBS Select Prime Investor Fund or may temporarily suspend your ability to sell shares of UBS Select Prime Investor Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Select Prime Investor Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Prime Investor Fund’s sponsor has no legal obligation to provide financial support to UBS Select Prime Investor Fund, and you should not expect that the fund’s sponsor will provide financial support to UBS Select Prime Investor Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

UBS Select Government Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.35%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.35
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.10)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.10)
Weighted average maturity[2]	56 days

Table footnotes are on page 8.

UBS Select Treasury Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.35%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.35
Seven-day current yield before fee waivers and/or expense reimbursements[1]	0.01
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	0.01
Weighted average maturity[2]	49 days

Table footnotes are on page 8.

You could lose money by investing in UBS Select Government Investor Fund and UBS Select Treasury Investor Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Select Government Investor Fund and UBS Select Treasury Investor Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. An investment in UBS Select Government Investor Fund and UBS Select Treasury Investor Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Government Investor Fund’s sponsor and UBS Select Treasury Investor Fund’s sponsor has no legal obligation to provide financial support to UBS Select Government Investor Fund and UBS Select Treasury Investor Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Select Government Investor Fund and UBS Select Treasury Investor Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

7

UBS Investor Funds

Yields and characteristics at a glance—April 30, 2017 (unaudited) (concluded)

UBS Prime Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.62%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.62
Seven-day current yield before fee waivers and/or expense reimbursements[1]	0.08
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	0.08
Weighted average maturity[2]	26 days

UBS Tax-Free Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.44%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.44
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.58)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.58)
Weighted average maturity[2]	6 days

Investments in UBS Prime Investor Fund and UBS Tax-Free Investor Fund are intended to be limited to accounts beneficially owned by natural persons. UBS Prime Investor Fund and UBS Tax-Free Investor Fund reserve the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in UBS Prime Investor Fund and UBS Tax-Free Investor Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Prime Investor Fund and UBS Tax-Free Investor Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. The related money market master funds may impose a fee upon sale of your shares of UBS Prime Investor Fund and UBS Tax-Free Investor Fund or may temporarily suspend your ability to sell shares of UBS Prime Investor Fund and UBS Tax-Free Investor Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Prime Investor Fund and UBS Tax-Free Investor Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Prime Investor Fund’s sponsor and UBS Tax-Free Investor Fund’s sponsor has no legal obligation to provide financial support to UBS Prime Investor Fund and UBS Tax-Free Investor Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Prime Investor Fund and UBS Tax-Free Investor Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.
[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

8

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9

UBS Investor Funds

Statement of assets and liabilities

April 30, 2017

UBS Select Prime Investor Fund
Assets:
Investment in Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (each a “Master Fund”), at value (cost—$248,921,203; $58,647,496; $193,757,212; $89,590,280 and $46,668,469, respectively, which approximates cost for federal income tax purposes)	$248,975,016
Receivable from affiliate	—
Other assets	15,428
Total assets	248,990,444

Liabilities:
Dividends payable to shareholders	126,787
Payable to affiliate	45,769
Accrued expenses and other liabilities	68,391
Total liabilities	240,947

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 248,693,063; 58,658,198; 193,672,966; 89,532,649 and 46,649,337 outstanding, respectively	248,695,165
Accumulated undistributed (distributions in excess of) net investment income	(369)
Accumulated net realized gain	888
Net unrealized appreciation	53,813
Net assets	$248,749,497
Net asset value per share	$1.0002

10

UBS Investor Funds

UBS Select Government Investor Fund	UBS Select Treasury Investor Fund	UBS Prime Investor Fund	UBS Tax-Free Investor Fund

$58,647,496	$193,757,212	$89,590,280	$46,668,469
27,529	—	15,203	31,064
49,090	40,293	11,904	13,152
58,724,115	193,797,505	89,617,387	46,712,685

15,961	54,073	37,536	14,107
—	9,267	—	—
48,932	59,500	47,163	49,241
64,893	122,840	84,699	63,348

$58,658,198	$193,672,966	$89,532,649	$46,649,337
—	—	—	—
1,024	1,699	39	—
—	—	—	—
$58,659,222	$193,674,665	$89,532,688	$46,649,337
$1.00	$1.00	$1.00	$1.00

See accompanying notes to financial statements

11

UBS Investor Funds

Statement of operations

For the year ended April 30, 2017

UBS Select Prime Investor Fund
Investment income:
Interest income allocated from Master Fund	$1,906,807
Expenses allocated from Master Fund	(284,297)
Expense waiver allocated from Master Fund	57,738
Net investment income allocated from Master Fund	1,680,248
Expenses:
Service and distribution fees	994,357
Administration fees	284,025
Professional fees	83,234
Transfer agency fees	41,674
Reports and notices to shareholders	30,614
Trustees’ fees	21,996
State registration fees	20,731
Accounting fees	14,000
Insurance fees	7,137
Organization fees	—
Other expenses	28,145
1,525,913
Fee waivers and/or expense reimbursements by administrator and/or distributor	(479,596)
Net expenses	1,046,317
Net investment income	633,931
Net realized gain allocated from Master Fund	38,001
Net change in unrealized appreciation allocated from Master Fund	53,813
Net increase in net assets resulting from operations	$725,745

12

UBS Investor Funds

UBS Select Government Investor Fund[1]	UBS Select Treasury Investor Fund	UBS Prime Investor Fund	UBS Tax-Free Investor Fund

$186,123	$1,009,257	$213,654	$183,159
(33,384)	(216,526)	(24,503)	(31,291)
6,820	—	—	—
159,559	792,731	189,151	151,868

116,775	757,610	85,679	109,508
33,364	216,469	24,479	31,288
57,861	82,857	90,137	87,404
2,746	23,740	2,338	4,768
9,764	16,581	7,395	13,963
12,516	21,473	16,848	19,936
663	20,121	10,863	18,231
9,909	14,000	14,049	14,000
16,014	17,149	1,474	4,171
34,409	—	19,020	—
17,495	27,249	10,747	11,993
311,516	1,197,249	283,029	315,262
(195,588)	(560,319)	(197,375)	(213,658)
115,928	636,930	85,654	101,604
43,631	155,801	103,497	50,264
1,293	2,747	147	—
—	—	—	—
$44,924	$158,548	$103,644	$50,264

[1]	Commenced operations on August 17, 2016.

See accompanying notes to financial statements

13

UBS Investor Funds

Statement of changes in net assets

	UBS Select Prime Investor Fund
	For the years ended April 30,
	2017	2016
From operations:

Net investment income	$633,931	$107,624
Net realized gains	38,001	4,941
Net change in unrealized appreciation	53,813	—
Net increase in net assets resulting from operations	725,745	112,565
Dividends and distributions to shareholders from:

Net investment income	(634,300)	(107,624)
Net realized gains	(39,117)	(5,086)
Total dividends and distributions to shareholders	(673,417)	(112,710)
Net increase (decrease) in net assets from beneficial interest transactions	(120,560,336)	28,312,907
Net increase (decrease) in net assets	(120,508,008)	28,312,762
Net assets:

Beginning of year	369,257,505	340,944,743
End of year	$248,749,497	$369,257,505
Accumulated undistributed (distributions in excess of) net investment income	$(369)	$—

See accompanying notes to financial statements

14

UBS Investor Funds

Statement of changes in net assets

UBS Select Government Investor Fund
For the period from August 17, 2016[1] to April 30, 2017
From operations:

Net investment income	$43,631
Net realized gains	1,293
Net increase in net assets resulting from operations	44,924
Dividends and distributions to shareholders from:

Net investment income	(43,631)
Net realized gains	(269)
Total dividends and distributions to shareholders	(43,900)
Net increase in net assets from beneficial interest transactions	58,658,198
Net increase in net assets	58,659,222
Net assets:

Beginning of period	—
End of period	$58,659,222
Accumulated undistributed net investment income	$—

[1]	Commencement of operations.

See accompanying notes to financial statements

15

UBS Investor Funds

Statement of changes in net assets

	UBS Select Treasury Investor Fund
	For the years ended April 30,
	2017	2016
From operations:

Net investment income	$155,801	$28,858
Net realized gains	2,747	20,762
Net increase in net assets resulting from operations	158,548	49,620
Dividends and distributions to shareholders from:

Net investment income	(155,801)	(28,858)
Net realized gains	(4,623)	(24,719)
Total dividends and distributions to shareholders	(160,424)	(53,577)
Net decrease in net assets from beneficial interest transactions	(65,025,230)	(51,347,865)
Net decrease in net assets	(65,027,106)	(51,351,822)
Net assets:

Beginning of year	258,701,771	310,053,593
End of year	$193,674,665	$258,701,771
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

16

UBS Investor Funds

Statement of changes in net assets

	UBS Prime Investor Fund
	For the year ended April 30, 2017	For the period from January 19, 2016[1] to April 30, 2016
From operations:

Net investment income	$103,497	$919
Net realized gains	147	—
Net increase in net assets resulting from operations	103,644	919
Dividends and distributions to shareholders from:

Net investment income	(103,497)	(919)
Net realized gains	(108)	—
Total dividends and distributions to shareholders	(103,605)	(919)
Net increase in net assets from beneficial interest transactions	87,186,190	2,346,459
Net increase in net assets	87,186,229	2,346,459
Net assets:

Beginning of period	2,346,459	—
End of period	$89,532,688	$2,346,459
Accumulated undistributed net investment income	$—	$—

[1]	Commencement of operations.

See accompanying notes to financial statements

17

UBS Investor Funds

Statement of changes in net assets

	UBS Tax-Free Investor Fund
	For the years ended April 30,
	2017	2016
From operations:

Net investment income	$50,264	$2,297
Net realized gains	—	1,106
Net increase in net assets resulting from operations	50,264	3,403
Dividends and distributions to shareholders from:

Net investment income	(50,264)	(2,297)
Net realized gains	(162)	(1,541)
Total dividends and distributions to shareholders	(50,426)	(3,838)
Net increase in net assets from beneficial interest transactions	19,194,508	4,973,729
Net increase in net assets	19,194,346	4,973,294
Net assets:

Beginning of year	27,454,991	22,481,697
End of year	$46,649,337	$27,454,991
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

18

UBS Select Prime Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$1.0000	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0025	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net realized and unrealized gains	0.0004	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.0029	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.0025)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	(0.0002)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.0027)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net asset value, end of year	$1.0002	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.29%	0.03%	0.01%	0.01%	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.64%	0.61%	0.61%	0.60%	0.60%
Expenses after fee waivers and/or expense reimbursements[3]	0.45%	0.33%	0.20%	0.20%	0.28%
Net investment income[3]	0.22%	0.03%	0.01%	0.01%	0.01%
Supplemental data:
Net assets, end of year (000’s)	$248,749	$369,258	$340,945	$327,480	$324,525

[1]	Amount represents less than $0.0005 per share.
[2]	Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements

19

UBS Select Government Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

For the period from August 17, 2016[1] to April 30, 2017
Net asset value, beginning of period	$1.00
Net investment income	0.001
Net realized gains	0.000 [2]
Net increase from operations	0.001
Dividends from net investment income	(0.001)
Distributions from net realized gains	(0.000)[2]
Total dividends and distributions	(0.001)
Net asset value, end of period	$1.00
Total investment return[3]	0.08%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	1.03%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.43%[5]
Net investment income[4]	0.13%[5]
Supplemental data:
Net assets, end of period (000’s)	$58,659

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]	Total investment return is calculated assuming a $10,000 investment on the first day of the period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of the period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements

20

UBS Select Treasury Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.001	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net realized gains	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.001	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.08%	0.02%	0.01%	0.01%	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.65%	0.61%	0.61%	0.60%	0.60%
Expenses after fee waivers and/or expense reimbursements[3]	0.39%	0.16%	0.06%	0.06%	0.14%
Net investment income[3]	0.07%	0.01%	0.01%	0.01%	0.01%
Supplemental data:
Net assets, end of year (000’s)	$193,675	$258,702	$310,054	$266,448	$323,605

[1]	Amount represents less than $0.0005 per share.
[2]	Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements

21

UBS Prime Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Year ended April 30, 2017	For the period from January 19, 2016[1] to April 30, 2016
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.003	0.000 [2]
Net realized gains	0.000 [2]	—
Net increase from operations	0.003	0.000 [2]
Dividends from net investment income	(0.003)	(0.000)[2]
Distributions from net realized gains	(0.000)[2]	—
Total dividends and distributions	(0.003)	(0.000)[2]
Net asset value, end of period	$1.00	$1.00
Total investment return[3]	0.27%	0.02%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	1.26%	5.47%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.45%	0.35%[5]
Net investment income[4]	0.42%	0.08%[5]
Supplemental data:
Net assets, end of period (000’s)	$89,533	$2,346

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements

22

UBS Tax-Free Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.001	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net realized gains	—	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.001	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.14%	0.02%	0.02%	0.02%	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	1.11%	1.10%	0.97%	0.92%	0.88%
Expenses after fee waivers and/or expense reimbursements[3]	0.42%	0.06%	0.04%	0.08%	0.15%
Net investment income[3]	0.16%	0.01%	0.01%	0.01%	0.01%
Supplemental data:
Net assets, end of year (000’s)	$46,649	$27,455	$22,482	$26,646	$26,980

[1]	Amount represents less than $0.0005 per share.
[2]	Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements

23

UBS Investor Funds

Notes to financial statements

Organization and significant accounting policies

UBS Select Prime Investor Fund (“Prime Investor Fund”), UBS Select Government Investor Fund (“Government Investor Fund”), UBS Select Treasury Investor Fund (“Treasury Investor Fund”), UBS Prime Investor Fund (“Prime CNAV Investor Fund”), and UBS Tax-Free Investor Fund (“Tax-Free Investor Fund”) (formerly UBS Select Tax-Free Investor Fund) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty series. The financial statements for the other series of the Trust are not included herein.

Prime Investor Fund, Government Investor Fund, Treasury Investor Fund, Prime CNAV Investor Fund, and Tax-Free Investor Fund are “feeder funds” that invest substantially all of their assets in “master funds”—Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund, respectively (each a “Master Fund”, collectively, the “Master Funds” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives.

Prime Investor Fund, Treasury Investor Fund and Tax-Free Investor Fund commenced operations on August 1, 2008, September 18, 2008, and September 22, 2008, respectively. Prime CNAV Investor Fund commenced operations on January 19, 2016 and Government Investor Fund commenced operations on August 17, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds and the administrator for the feeder funds. UBS Asset Management (US) Inc. (“UBS AM—US”) serves as principal underwriter for the Funds. UBS AM and UBS AM—US are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects each Fund’s proportionate interest in the net assets of its corresponding Master Fund (7.87% for Prime Investor Fund, 0.34% for Government Investor Fund, 1.06% for Treasury Investor Fund, 6.71% for Prime CNAV Investor Fund, and 2.01% for Tax-Free Investor Fund at April 30, 2017).

All of the net investment income and realized and unrealized gains and losses from investment activities of each Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Funds’ financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

24

UBS Investor Funds

Notes to financial statements

In August 2014, the FASB issued Accounting Standard Update No. 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40): “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern” (“ASU 2014-15”). The update provides guidance about management’s responsibility to evaluate whether there is substantial doubt about the entity’s ability to continue as a going concern and to provide related footnote disclosure. Management has evaluated relevant conditions and events, which are known and reasonably knowable, and has determined that there are no conditions and events that raise substantial doubt about the Fund’s ability to continue as a going concern.

The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Floating net asset value per share fund—Until October 11, 2016, Prime Investor Fund sought to maintain a stable price of $1.00 per share. Effective October 11, 2016, consistent with amendments to Rule 2a-7 under the 1940 Act, Prime Investor Fund calculates its net asset value to four decimals (e.g., $1.0000) using market-based pricing and expects that its share price will fluctuate.

Constant net asset value per share funds—Government Investor Fund, Treasury Investor Fund, Prime CNAV Investor Fund, and Tax-Free Investor Fund (collectively the “Constant NAV Funds”) attempt to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Constant NAV Funds will be able to maintain a stable net asset value of $1.00 per share. The Constant NAV Funds have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable each to do so. Government Investor Fund and Treasury Investor Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7 of the 1940 Act, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As “government money market funds”, Government Investor Fund and Treasury Investor Fund are permitted to seek to maintain a stable price per share. Effective October 14, 2016, Prime CNAV Investor Fund and Tax-Free Investor Fund became “retail money market funds”. Under Rule 2a-7 of the 1940 Act, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “retail money market funds”, Prime CNAV Investor Fund and Tax-Free Investor Fund are permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—Effective October 14, 2016, consistent with Rule 2a-7 of the 1940 Act, Prime Investor Fund, Prime CNAV Investor Fund and Tax-Free Investor Fund may be subject to the possible imposition of a liquidity fee and/or temporary redemption gate. Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund may impose a fee upon the sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. For the period ended April 30, 2017, Prime Investor Fund, Prime CNAV Investor Fund and Tax-Free Investor Fund were not subject to any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Investor Fund and Treasury Investor Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Funds’ Board of Trustees (the “Board”) may elect to subject Government Investor Fund and Treasury Investor Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which

25

UBS Investor Funds

Notes to financial statements

may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Administrator

UBS AM serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate, as a percentage of each Fund’s average daily net assets:

Fund	Administration fee
Prime Investor Fund	0.10%
Government Investor Fund	0.10%
Treasury Investor Fund	0.10%
Prime CNAV Investor Fund	0.10%
Tax-Free Investor Fund	0.10%

At April 30, 2017, each Fund owed UBS AM for administrative services/expense reimbursements as follows:

Fund	Amounts owed to UBS AM
Prime Investor Fund	$19,648
Government Investor Fund	4,729
Treasury Investor Fund	16,341
Prime CNAV Investor Fund	6,494
Tax-Free Investor Fund	3,526

The Funds and UBS AM have entered into written fee waiver/expense reimbursement agreements pursuant to which UBS AM is contractually obligated to waive its administration fees and/or reimburse the Funds so that the Funds’ operating expenses through August 31, 2017 (excluding interest expense, if any, and extraordinary items) would not exceed 0.50%. At April 30, 2017 UBS AM owed the Funds and for the period ended April 30, 2017, UBS AM was contractually obligated to waive fees and/or to reimburse certain operating expenses as follows:

Funds	Amounts owed by UBS AM	Amounts waived and/or reimbursed by UBS AM
Prime Investor Fund	$32,822	$331,843
Government Investor Fund	46,448	171,258
Treasury Investor Fund	56,090	331,304
Prime CNAV Investor Fund	41,182	185,122
Tax-Free Investor Fund	45,172	189,951

Each Fund has agreed to repay UBS AM for any such waived fees/ reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing each Fund’s expenses in any of those three years to exceed such expense cap. The fee waiver/expense reimbursement agreement may be

26

UBS Investor Funds

Notes to financial statements

terminated by the Funds’ Board at any time and also will terminate automatically upon the expiration or termination of the Funds’ contract with UBS AM. Upon termination of the agreement, however, UBS AM’s three year recoupment rights will survive. At April 30, 2017, the following Funds had remaining fee waivers and expense reimbursements subject to repayment to UBS AM and respective dates of expiration as follows:

Funds	Fee waivers/ expense reimbursements subject to repayment	Expires April 30, 2018	Expires April 30, 2019	Expires April 30, 2020
Prime Investor Fund	$1,094,739	$382,235	$380,661	$331,843
Government Investor Fund	171,258	—	—	171,258
Treasury Investor Fund	805,140	188,974	284,862	331,304
Prime CNAV Investor Fund	245,680	—	60,558	185,122
Tax-Free Investor Fund	424,495	110,767	123,777	189,951

UBS AM may voluntarily undertake to waive fees and/or reimburse expenses in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2017, and for the period ended April 30, 2017, UBS AM did not owe and/or waive fees under this additional fee waiver agreement. Such fee waiver is not subject to future recoupment.

Shareholder servicing and distribution plans

UBS AM—US is the principal underwriter and distributor of the Funds’ shares. During the year ended April 30, 2017, the Funds were contractually obligated to pay UBS AM—US monthly distribution (12b-1) and shareholder servicing fees at the below annual rates, as a percentage of each Fund’s average daily net assets:

Funds	Distribution (12b-1) fee	Shareholder servicing fee
Prime Investor Fund	0.25%	0.10%
Government Investor Fund	0.25	0.10
Treasury Investor Fund	0.25	0.10
Prime CNAV Investor Fund	0.25	0.10
Tax-Free Investor Fund	0.25	0.10

At April 30, 2017, each Fund owed UBS AM—US for distribution and shareholder servicing fees as follows:

Funds	Amounts owed to UBS AM—US
Prime Investor Fund	$68,767
Government Investor Fund	16,551
Treasury Investor Fund	57,193
Prime CNAV Investor Fund	22,728
Tax-Free Investor Fund	12,342

In addition to UBS AM’s fee waivers and/or expense reimbursements noted in the Administrator section above, in connection with voluntary agreements with the financial intermediaries that are selling each Fund’s shares, UBS AM—US has agreed to voluntarily waive fees or reimburse fund expenses so that each Fund’s operating expenses (excluding interest expense, if any, and extraordinary items) do not exceed 0.45%. UBS AM—US may also voluntarily undertake to waive fees and/or reimburse expenses in the event that Fund yields drop below a certain level. These additional undertakings are voluntary and not contractual and may be terminated at any time. At

27

UBS Investor Funds

Notes to financial statements

April 30, 2017, UBS AM-US owed the Funds and for the period ended April 30, 2017, UBS AM-US voluntarily waived the below amounts, which are not subject to future recoupment:

Funds	Amounts owed by UBS AM-US	Amounts waived by UBS AM-US
Prime Investor Fund	$9,824	$147,753
Government Investor Fund	2,361	24,330
Treasury Investor Fund	8,177	229,015
Prime CNAV Investor Fund	3,243	12,253
Tax-Free Investor Fund	1,760	23,707

There is no guarantee that these additional voluntary amounts will continue to be waived and/or expenses reimbursed. To the extent that expenses are to be reimbursed, they will be reimbursed by UBS AM.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, for which the NAV per share was at $1.00 per share until and including October 10, 2016 and for which the NAV per share has fluctuated since October 11, 2016, were as follows:

Prime Investor Fund

	For the years ended April 30,
	2017		2016
	Shares	Amount	Shares	Amount
Shares sold	289,797,867	$289,823,144	497,694,518	$497,694,518
Shares repurchased	(410,897,184)	(410,920,359)	(469,458,407)	(469,458,407)
Dividends reinvested	536,879	536,879	76,796	76,796
Net increase (decrease)	(120,562,438)	$(120,560,336)	28,312,907	$28,312,907

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

Government Investor Fund

For the period from August 17, 2016[1] to April 30, 2017
Shares sold	104,170,831
Shares repurchased	(45,524,405)
Dividends reinvested	11,772
Net increase in shares outstanding	58,658,198

Treasury Investor Fund

	For the years ended April 30,
	2017	2016
Shares sold	248,818,862	377,878,862
Shares repurchased	(313,936,270)	(429,277,079)
Dividends reinvested	92,178	50,352
Net decrease in shares outstanding	(65,025,230)	(51,347,865)

28

UBS Investor Funds

Notes to financial statements

Prime CNAV Investor Fund

	For the year ended April 30, 2017	For the period from January 19, 2016[1] to April 30, 2016
Shares sold	137,505,410	9,291,683
Shares repurchased	(50,378,956)	(6,945,638)
Dividends reinvested	59,736	414
Net increase in shares outstanding	87,186,190	2,346,459

Tax-Free Investor Fund

	For the years ended April 30,
	2017	2016
Shares sold	88,991,703	34,098,699
Shares repurchased	(69,830,698)	(29,128,554)
Dividends reinvested	33,503	3,584
Net increase in shares outstanding	19,194,508	4,973,729

[1]	Commencement of operations.

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by Prime Investor Fund, Treasury Investor Fund and Prime CNAV Investor Fund during the fiscal years ended April 30, 2017 and April 30, 2016, was ordinary income. The tax character of distributions paid to shareholders by Government Investor Fund during the fiscal period ended April 30, 2017, was ordinary income. The tax character of distributions paid to shareholders by Tax-Free Investor Fund during the fiscal year ended April 30, 2017 and April 30, 2016 was 99.31% and 46.72% tax-exempt income, 0.37% and 13.13% ordinary income, and 0.32% and 40.15% long-term capital gain, respectively.

At April 30, 2017, the components of accumulated earnings on a tax basis were (1) undistributed ordinary income of $127,306 and unrealized appreciation of $53,813 for Prime Investor Fund, (2) undistributed ordinary income of $23,515 for Government Investor Fund, (3) undistributed ordinary income of $55,772 for Treasury Investor Fund, (4) undistributed ordinary income of $37,575 for Prime CNAV Investor Fund, and (5) undistributed tax-exempt income of $14,107, for Tax-Free Investor Fund.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after December 22, 2010, may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. As of April 30, 2017, none of the Funds had capital loss carryforwards.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of April 30, 2017, that there are no significant uncertain tax positions taken or expected to be taken that would

29

UBS Investor Funds

Notes to financial statements

require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2017, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2017, and since inception for Government Investor Fund and Prime CNAV Investor Fund remains subject to examination by the Internal Revenue Service and state taxing authorities.

30

UBS Investor Funds

Report of independent registered public accounting firm

To the Shareholders and Board of Trustees of

UBS Select Prime Investor Fund,

UBS Select Government Investor Fund,

UBS Select Treasury Investor Fund,

UBS Prime Investor Fund and

UBS Tax-Free Investor Fund

We have audited the accompanying statements of assets and liabilities of UBS Select Prime Investor Fund, UBS Select Government Investor Fund, UBS Select Treasury Investor Fund, UBS Prime Investor Fund and UBS Tax-Free Investor Fund (five of the series constituting UBS Money Series (collectively, the “Funds”)) as of April 30, 2017, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Select Prime Investor Fund, UBS Select Government Investor Fund, UBS Select Treasury Investor Fund, UBS Prime Investor Fund and UBS Tax-Free Investor Fund at April 30, 2017, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

New York, New York

June 29, 2017

31

UBS Investor Funds

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Funds and Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of the related Master Fund’s portfolio holdings; and (b) information regarding each Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Investor Fund invests) and for Master Trust—Prime CNAV Master Fund (the master fund in which UBS Prime Investor Fund invests) is available on a weekly basis at the same UBS Web address. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information

Pursuant to Sections 871(k)(1)(C)(i) and 871(k)(2)(C)(i) of the Internal Revenue Code, the Funds designate the following percentages of ordinary income distributions paid as qualified interest income and qualified short term capital gains:

Fund	Qualified Interest Income	Qualified Short Term Capital Gains
Prime Investor Fund	49.53%	5.81%
Government Investor Fund	99.39%	0.61%
Treasury Investor Fund	97.13%	2.87%
Prime CNAV Investor Fund	59.81%	0.10%

32

Master Trust

Annual Report  |  April 30, 2017

Includes:

•	Prime Master Fund
•	Government Master Fund
•	Treasury Master Fund
•	Prime CNAV Master Fund
•	Tax-Free Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2016 to April 30, 2017.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

	Beginning account value November 1, 2016	Ending account value April 30, 2017	Expenses paid during period[1] 11/01/16 to 04/30/17	Expense ratio during the period
Prime Master Fund

Actual	$1,000.00	$1,004.10	$0.25	0.05%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.55	0.25	0.05

Government Master Fund

Actual	$1,000.00	$1,002.50	$0.40	0.08%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.40	0.40	0.08

Treasury Master Fund

Actual	$1,000.00	$1,002.40	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Prime CNAV Master Fund

Actual	$1,000.00	$1,003.90	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Tax-Free Master Fund

Actual	$1,000.00	$1,002.80	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

Master Trust

Portfolio characteristics at a glance—April 30, 2017 (unaudited)

Prime Master Fund

Characteristics
Weighted average maturity[1]	25 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	52.1%
Canada	8.0
Singapore	7.5
Sweden	6.7
France	6.1
Total	80.4%

Portfolio composition[2]
Commercial paper	51.0%
Certificates of deposit	17.7
Repurchase agreements	16.7
Time deposits	14.6
Other assets less liabilities	0.0 [3]
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	The Master Fund’s portfolio is actively managed and its composition will vary over time.
[3]	Represents less than 0.05% of net assets.

You could lose money by investing in a money market fund. Because the price of interests in Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—April 30, 2017 (unaudited) (continued)

Government Master Fund

Characteristics
Weighted average maturity[1]	56 days

Portfolio composition[2]
US government and agency obligations	68.3%
Repurchase agreements	30.9
Other assets less liabilities	0.8
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Treasury Master Fund

Characteristics
Weighted average maturity[1]	49 days

Portfolio composition[2]
Repurchase agreements	51.1%
US government obligations	41.1
Other assets less liabilities	7.8
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—April 30, 2017 (unaudited) (continued)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	26 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	52.9%
France	7.3
Sweden	7.3
Canada	7.1
Singapore	5.0
Total	79.6%

Portfolio composition[2]
Commercial paper	46.8%
Certificates of deposit	19.7
Time deposits	15.7
Repurchase agreements	11.1
US government and agency obligations	6.7
Other assets less liabilities	0.0 [3]
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	The Master Fund’s portfolio is actively managed and its composition will vary over time.
[3]	Represents less than 0.05% of net assets.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime CNAV Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—April 30, 2017 (unaudited) (concluded)

Tax-Free Master Fund

Characteristics
Weighted average maturity[1]	6 days

Portfolio composition[2]
Municipal bonds and notes	93.3%
Tax-exempt commercial paper	6.6
Other assets less liabilities	0.1
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Tax-Free Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Tax-Free Master Fund cannot guarantee it will do so. Tax-Free Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Tax-Free Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Prime Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
Time deposits—14.55%
Banking-non-US—14.55%
Credit Agricole Corporate & Investment Bank 0.830%, due 05/01/17	$90,000,000	$90,000,000
DnB NOR Bank ASA 0.820%, due 05/01/17	50,000,000	50,000,000
Natixis 0.820%, due 05/01/17	95,000,000	95,000,000
Nordea Bank AB 0.830%, due 05/01/17	125,000,000	125,000,000
Skandinaviska Enskilda Banken AB 0.830%, due 05/01/17	50,000,000	50,000,000
Svenska Handelsbanken 0.820%, due 05/01/17	50,000,000	50,000,000
Total time deposits (cost—$460,000,000)		460,000,000

Certificates of deposit—17.74%
Banking-non-US—16.16%
Bank of Montreal
1.120%, due 05/03/17	25,000,000	25,000,453
1.120%, due 06/21/17	10,000,000	10,001,495
1.260%, due 10/13/17	39,000,000	39,017,267
1.458%, due 05/12/17[1]	25,000,000	25,033,917
Bank of Nova Scotia 1.337%, due 05/16/17[1]	20,000,000	20,026,250
Bank of Tokyo-Mitsubishi UFJ Ltd. 1.120%, due 07/05/17	20,000,000	20,003,024
Canadian Imperial Bank of Commerce
1.170%, due 08/08/17	10,000,000	10,003,654
1.449%, due 05/09/17[1]	25,000,000	25,031,038
Commonwealth Bank of Australia 1.336%, due 05/08/17[1]	25,000,000	25,014,733
DnB NOR Bank ASA 1.147%, due 05/16/17[1]	22,000,000	22,002,354
1.340%, due 05/11/17[1]	25,000,000	25,015,294
KBC Bank NV 0.900%, due 05/03/17	48,500,000	48,499,717
Rabobank Nederland NV
1.312%, due 05/22/17[1]	20,000,000	20,024,460
1.359%, due 05/10/17[1]	25,000,000	25,016,199
Skandinaviska Enskilda Banken AB 1.291%, due 05/22/17[1]	5,000,000	5,003,526
1.416%, due 05/08/17[1]	25,000,000	25,033,500
Sumitomo Mitsui Banking Corp. 1.060%, due 05/08/17	25,000,000	25,001,304
Svenska Handelsbanken AB 1.210%, due 07/26/17	10,000,000	10,003,940
1.279%, due 05/15/17[1]	20,000,000	20,017,281
1.366%, due 05/08/17[1]	25,000,000	25,015,616
Swedbank AB 1.328%, due 05/22/17[1]	11,000,000	11,002,816
Toronto Dominion Bank Ltd.
1.040%, due 06/21/17	25,000,000	25,001,832
1.475%, due 07/13/17[1]	25,000,000	25,044,140

		510,813,810

Security description	Face Amount	Value
Certificates of deposit—(concluded)
Banking-US—1.58%
Wells Fargo Bank N.A.
1.280%, due 05/15/17[1]	$25,000,000	$25,009,191
1.640%, due 07/27/17[1]	25,000,000	25,034,989

		50,044,180
Total certificates of deposit (cost—$560,513,431)		560,857,990

Commercial paper[2]—51.00%
Asset backed-miscellaneous—24.66%
Albion Capital Corp. 1.010%, due 05/16/17	17,000,000	16,992,741
Antalis S.A. 1.015%, due 05/10/17	13,900,000	13,895,774
Atlantic Asset Securitization LLC 0.800%, due 05/01/17	50,000,000	49,996,083
Barton Capital LLC 1.226%, due 05/10/17[1]	30,000,000	29,998,693
CAFCO LLC 1.150%, due 06/13/17	40,000,000	39,954,153
Fairway Finance Co. LLC
1.173%, due 05/08/17[1]	30,000,000	30,004,074
1.178%, due 05/16/17[1]	34,000,000	34,004,015
1.340%, due 05/12/17[1]	25,000,000	25,004,023
Gotham Funding Corp.
1.015%, due 05/09/17	40,500,000	40,488,739
1.150%, due 06/15/17	26,000,000	25,964,224
Liberty Street Funding LLC
1.017%, due 05/30/17	20,000,000	19,982,311
1.150%, due 05/17/17	25,000,000	24,987,597
1.150%, due 07/06/17	11,000,000	10,977,082
1.250%, due 07/11/17	30,000,000	29,932,043
Manhattan Asset Funding Co. LLC
1.010%, due 05/11/17	46,376,000	46,360,676
1.015%, due 05/18/17	20,000,000	19,989,500
Old Line Funding LLC
1.152%, due 05/30/17[1]	7,000,000	6,999,602
1.181%, due 05/22/17[1]	47,000,000	46,998,184
1.182%, due 05/30/17[1]	20,000,000	19,999,195
Thunder Bay Funding LLC
1.026%, due 05/03/17[1]	40,000,000	39,999,518
1.156%, due 05/08/17[1]	31,000,000	30,998,685
1.390%, due 05/15/17[1]	18,150,000	18,149,034
Versailles Commercial Paper LLC
1.210%, due 05/15/17[1]	30,000,000	30,005,638
1.232%, due 05/02/17[1]	40,000,000	39,999,998
Victory Receivables Corp.
1.020%, due 06/01/17	25,000,000	24,971,690
1.150%, due 06/14/17	40,000,000	39,935,767
1.170%, due 07/07/17	23,000,000	22,942,308

		779,531,347

Banking-non-US—23.17%
ANZ National International Ltd. 1.160%, due 08/01/17	25,000,000	24,932,247
Australia & New Zealand Banking Group Ltd. 1.322%, due 05/03/17[1]	23,000,000	23,012,802

Prime Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
Commercial paper[2]—(continued)
Banking-non-US—(concluded)
Bank of Nova Scotia 1.454%, due 05/12/17[1]	$25,000,000	$25,005,130
Barclays Bank PLC 1.230%, due 05/25/17[3]	29,000,000	29,007,910
Canadian Imperial Bank of Commerce 1.220%, due 07/24/17	25,000,000	24,939,463
Commonwealth Bank of Australia
1.286%, due 07/13/17[1]	3,000,000	3,001,122
1.358%, due 05/23/17[1]	9,000,000	9,015,001
1.510%, due 05/17/17[1]	20,000,000	20,050,685
DBS Bank Ltd. 1.120%, due 07/05/17	30,000,000	29,946,790
DnB NOR Bank ASA 1.200%, due 07/26/17	25,000,000	24,934,115
Erste Abwicklungsanstalt 1.100%, due 06/07/17	30,000,000	29,971,433
Mitsubishi UFJ Trust & Banking Corp. 1.050%, due 05/08/17	25,000,000	24,993,702
Mizuho Bank Ltd.
1.100%, due 05/31/17	20,000,000	19,983,225
1.100%, due 07/19/17	28,000,000	27,930,801
National Australia Bank Ltd.
1.239%, due 05/15/17[1]	8,000,000	8,006,819
1.317%, due 05/16/17[1]	20,500,000	20,526,964
NRW Bank 1.016%, due 05/10/17	24,000,000	23,992,304
Oversea-Chinese Banking Corp. Ltd.
1.186%, due 05/05/17[1]	20,000,000	20,002,444
1.201%, due 05/25/17[1]	26,500,000	26,504,864
1.224%, due 06/05/17[1]	20,000,000	20,007,466
1.338%, due 07/11/17[1]	20,000,000	20,011,946
Skandinaviska Enskilda Banken AB 1.160%, due 07/26/17	25,500,000	25,436,517
Societe Generale 0.870%, due 05/03/17	85,000,000	84,989,729
Sumitomo Mitsui Banking Corp. 1.150%, due 07/21/17	32,000,000	31,917,867
United Overseas Bank Ltd.
1.170%, due 07/11/17	21,000,000	20,958,862
1.178%, due 05/22/17[1]	25,000,000	25,002,634
1.200%, due 08/04/17	25,000,000	24,931,536
1.230%, due 07/17/17	25,000,000	24,946,278
Westpac Banking Corp.
1.310%, due 05/17/17[1]	9,500,000	9,507,147
1.483%, due 05/05/17[1]	20,000,000	20,038,925
Westpac Securities NZ Ltd. 1.296%, due 05/08/17[1]	9,000,000	9,005,145

		732,511,873

Banking-US—2.06%
Bedford Row Funding Corp.
1.230%, due 07/26/17	25,000,000	24,937,082
1.283%, due 05/30/17[1]	20,000,000	19,999,225
1.458%, due 07/12/17[1]	20,000,000	20,030,781

		64,967,088

Security description	Face Amount	Value
Commercial paper[2]—(concluded)
Finance-other—1.11%
CNPC Finance 1.050%, due 05/02/17	$35,000,000	$34,996,749
Total commercial paper (cost—$1,611,705,149)		1,612,007,057

Repurchase agreements—16.67%
Repurchase agreement dated 04/28/17 with BNP Paribas SA, 1.180% due 05/01/17, collateralized by $168,792,784 various asset-backed convertible bonds, zero coupon to 12.250% due 06/01/17 to 05/25/47; (value—$86,377,059); proceeds: $80,007,867	80,000,000	80,000,000
Repurchase agreement dated 01/31/17 with BNP Paribas SA, 1.280% due 05/01/17, collateralized by $20,127,274 various asset-backed convertible bonds, zero coupon to 10.000% due 11/14/17 to 01/01/49; (value—$21,591,369); proceeds: $20,064,000	20,000,000	20,000,000
Repurchase agreement dated 04/28/17 with Federal Reserve Bank of New York, 0.750% due 05/01/17, collateralized by $39,569,500 US Treasury Bond, 6.250% due 08/15/23; (value—$50,003,223); proceeds: $50,003,125	50,000,000	50,000,000
Repurchase agreement dated 04/28/17 with Goldman Sachs & Co., 0.790% due 05/01/17, collateralized by $96,471,900 US Treasury Bond Principal STRIPs, zero coupon to 4.250% due 08/15/27 to 11/15/46, and $194,292,174 US Treasury Bond STRIPs, zero coupon due 08/15/27 to 02/15/47; (value—$154,632,015); proceeds: $151,609,980	151,600,000	151,600,000
Repurchase agreement dated 04/24/17 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.790% due 05/01/17, collateralized by $146,813,429 Government National Mortgage Association obligation, 3.500% due 04/20/47; (value—$153,000,000); proceeds: $150,023,042	150,000,000	150,000,000
Repurchase agreement dated 04/03/17 with Merrill Lynch Pierce Fenner & Smith, Inc., 1.410% due 06/05/17, collateralized by $300,960,685 various asset-backed convertible bonds, 1.173% to 1.570% due 03/11/21 to 02/25/57; (value—$80,250,000); proceeds: $75,185,063[3,4]	75,000,000	75,000,000

Prime Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/28/17 with State Street Bank and Trust Co., 0.050% due 05/01/17, collateralized by $335,000 US Treasury Note, 2.125% due 08/15/21; (value—$341,982); proceeds: $335,001	$335,000	$335,000
Total repurchase agreements (cost—$526,935,000)		526,935,000
Total investments (cost—$3,159,153,580)—99.96%		3,159,800,047

Other assets in excess of liabilities—0.04%		1,317,752
Net assets—100.00%		$3,161,117,799

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to the page 58.

Aggregate cost for federal income tax purposes was $3,159,153,580; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$701,462
Gross unrealized depreciation	(54,995)
Net unrealized appreciation	$646,467

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Time deposits	$—	$460,000,000	$—	$460,000,000
Certificates of deposit	—	560,857,990	—	560,857,990
Commercial paper	—	1,612,007,057	—	1,612,007,057
Repurchase agreements	—	526,935,000	—	526,935,000
Total	$—	$3,159,800,047	$—	$3,159,800,047

At April 30, 2017, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2017 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Illiquid investment at the period end.
[4]	Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2017 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2017.

See accompanying notes to financial statements.

Government Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
US government and agency obligations—68.26%
Federal Farm Credit Bank
0.540%, due 05/24/17[1]	$48,000,000	$47,983,440
0.700%, due 09/20/17[1]	99,000,000	98,726,650
0.888%, due 05/03/17[2]	100,000,000	99,996,002
0.961%, due 05/26/17[2]	40,000,000	40,000,000
0.973%, due 05/20/17[2]	23,000,000	22,998,809
0.976%, due 05/21/17[2]	40,000,000	40,008,315
1.016%, due 05/06/17[2]	100,000,000	99,998,589
1.028%, due 05/05/17[2]	100,000,000	99,999,736
1.040%, due 05/11/17[2]	133,000,000	133,039,842
1.044%, due 05/08/17[2]	128,700,000	128,643,047
1.063%, due 05/28/17[2]	40,000,000	39,999,067
1.073%, due 05/05/17[2]	95,000,000	95,000,822
1.081%, due 05/25/17[2]	100,000,000	99,978,874
1.085%, due 05/29/17[2]	122,000,000	122,000,000
1.113%, due 07/23/17[2]	100,000,000	100,013,482
1.126%, due 05/06/17[2]	118,500,000	118,490,200
Federal Home Loan Bank
0.545%, due 05/03/17[1]	35,000,000	34,998,940
0.550%, due 05/15/17[1]	98,000,000	97,979,039
0.550%, due 06/27/17[1]	50,000,000	49,956,458
0.560%, due 05/30/17[1]	200,000,000	199,909,778
0.567%, due 05/01/17[2]	150,000,000	150,000,000
0.609%, due 05/01/17[2]	125,000,000	124,996,513
0.629%, due 05/04/17[1]	198,000,000	197,989,770
0.630%, due 05/23/17[1]	88,000,000	87,966,120
0.630%, due 07/28/17[1]	110,000,000	109,830,600
0.635%, due 05/19/17[1]	188,000,000	187,940,310
0.635%, due 07/25/17[1]	100,000,000	99,850,069
0.638%, due 07/28/17[1]	45,000,000	44,929,820
0.640%, due 08/01/17[1]	112,300,000	112,116,327
0.640%, due 08/09/17[1]	198,000,000	197,648,000
0.643%, due 08/04/17[1]	200,000,000	199,660,639
0.650%, due 06/23/17[1]	46,000,000	45,955,981
0.650%, due 08/01/17[1]	187,000,000	186,689,372
0.670%, due 08/16/17[1]	198,000,000	197,605,705
0.684%, due 08/25/17[1]	99,000,000	98,781,804
0.695%, due 08/30/17[1]	200,000,000	199,532,806
0.730%, due 06/02/17[1]	100,000,000	99,935,111
0.730%, due 07/03/17[1]	173,000,000	172,778,993
0.732%, due 05/17/17[2]	188,000,000	188,000,000
0.750%, due 10/18/17[1]	70,000,000	69,752,083
0.755%, due 05/10/17[1]	100,000,000	99,981,125
0.770%, due 05/30/17[1]	82,000,000	81,949,137
0.770%, due 06/05/17[1]	98,000,000	97,926,636
0.770%, due 06/09/17[1]	82,000,000	81,931,598
0.770%, due 06/12/17[1]	100,000,000	99,910,167
0.770%, due 06/14/17[1]	230,000,000	229,783,544
0.780%, due 06/09/17[1]	100,000,000	99,915,500
0.780%, due 06/15/17[1]	63,000,000	62,938,575
0.785%, due 06/06/17[1]	100,000,000	99,921,500
0.785%, due 06/23/17[1]	46,000,000	45,946,838
0.790%, due 06/07/17[1]	98,000,000	97,920,429
0.800%, due 07/05/17[1]	170,000,000	169,754,445
0.839%, due 05/16/17[2]	259,000,000	259,009,543
0.860%, due 07/26/17[1]	198,000,000	197,593,220
0.863%, due 07/17/17[2]	75,000,000	75,000,000

Security description	Face Amount	Value
US government and agency obligations—(concluded)
0.865%, due 06/06/17[2]	$86,800,000	$86,789,907
0.871%, due 07/12/17[2]	75,000,000	75,000,000
0.879%, due 05/14/17[2]	189,000,000	189,000,000
0.879%, due 05/15/17[2]	250,000,000	250,008,866
0.891%, due 07/20/17[2]	90,000,000	90,000,000
0.895%, due 06/01/17[2]	50,000,000	50,055,393
0.896%, due 07/16/17[2]	140,000,000	140,000,000
0.910%, due 09/22/17[1]	100,000,000	99,636,000
0.924%, due 05/05/17[2]	50,000,000	50,000,000
0.938%, due 06/05/17[2]	99,000,000	99,001,767
0.941%, due 05/06/17[2]	77,500,000	77,517,016
0.964%, due 05/18/17[2]	149,000,000	149,000,000
0.975%, due 10/25/17[1]	12,000,000	11,942,475
0.978%, due 05/12/17[2]	150,000,000	149,985,135
0.980%, due 10/30/17[1]	100,000,000	99,504,556
1.003%, due 05/28/17[2]	44,750,000	44,746,530
1.033%, due 05/03/17[2]	50,000,000	50,000,000
1.038%, due 05/22/17[2]	54,500,000	54,499,604
1.041%, due 05/06/17[2]	50,000,000	50,000,000
1.054%, due 05/10/17[2]	60,000,000	59,990,446
1.058%, due 05/02/17[2]	69,050,000	69,049,027
1.090%, due 07/27/17[2]	14,000,000	14,012,822
1.090%, due 07/27/17[2]	27,000,000	27,024,728
1.106%, due 06/08/17[2]	50,000,000	50,114,797
1.122%, due 06/30/17[2]	100,000,000	100,000,000
1.123%, due 07/01/17[2]	100,000,000	100,000,000
Federal Home Loan Mortgage Corp.
0.490%, due 05/15/17[1]	222,000,000	221,957,697
0.889%, due 09/15/17[1]	98,000,000	97,668,452
1.048%, due 05/05/17[2]	150,000,000	150,000,000
1.125%, due 07/08/17[2]	140,000,000	140,000,000
Federal National Mortgage Association
0.609%, due 06/01/17	97,061,000	97,011,121
0.875%, due 10/26/17	190,000,000	190,069,044
1.102%, due 06/21/17[2]	30,000,000	30,073,093
1.128%, due 07/11/17[2]	100,000,000	100,000,000
US Treasury Bills
0.631%, due 05/18/17[1]	98,000,000	97,970,799
0.892%, due 09/28/17[1]	200,000,000	199,256,667
US Treasury Notes
0.625%, due 08/31/17	98,000,000	97,942,074
0.750%, due 10/31/17	195,000,000	194,939,190
0.750%, due 12/31/17	60,000,000	59,952,073
0.750%, due 01/31/18	195,000,000	194,848,591
0.875%, due 05/15/17	98,000,000	98,013,329
0.875%, due 10/15/17	313,000,000	313,196,447
0.875%, due 11/30/17	325,000,000	325,087,301
0.875%, due 01/31/18	103,000,000	103,020,876
1.000%, due 12/31/17	275,000,000	275,260,620
1.000%, due 02/15/18	250,000,000	250,256,317
1.875%, due 08/31/17	48,000,000	48,188,311
Total US government and agency obligations (cost—$11,862,754,441)		11,862,754,441

Government Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
Repurchase agreements—30.93%
Repurchase agreement dated 04/25/17 with Barclays Capital, Inc., 0.780% due 05/02/17, collateralized by $253,452,800 US Treasury Notes, 1.500% to 2.250% due 05/31/20 to 08/15/22; (value—$255,000,074); proceeds: $250,037,917	$250,000,000	$250,000,000
Repurchase agreement dated 04/25/17 with Barclays Capital, Inc., 0.790% due 05/02/17, collateralized by $330,111,416 Federal Home Loan Mortgage Corp. obligations, 3.000% to 4.000% due 01/01/29 to 12/01/42 and $631,979,235 Federal National Mortgage Association obligations, 3.000% to 4.000% due 09/01/28 to 04/01/47; (value—$765,000,000); proceeds: $750,115,208	750,000,000	750,000,000
Repurchase agreement dated 04/27/17 with Barclays Capital, Inc., 0.790% due 05/04/17, collateralized by $70,722,200 US Treasury Bond, 4.625% due 02/15/40, $411,108,600 US Treasury Notes, 0.750% to 2.000% due 08/31/18 to 04/30/22, $384,900 US Treasury Bond Principal STRIPs, zero coupon due 02/15/37 to 11/15/46 and $6,332,399 US Treasury Bonds STRIPs, zero coupon due 05/15/27 to 08/15/32; (value—$510,000,046); proceeds: $500,076,806	500,000,000	500,000,000
Repurchase agreement dated 04/28/17 with Barclays Capital, Inc., 0.800% due 05/01/17, collateralized by $261,861,400 US Treasury Notes, 1.125% due 09/30/21, $1,000 US Treasury Bonds Principal STRIP, zero coupon due 02/15/19 and $900 US Treasury Notes Principal STRIP, zero coupon due 11/15/17; (value—$255,000,059); proceeds: $250,016,667	250,000,000	250,000,000
Repurchase agreement dated 04/28/17 with BNP Paribas SA, 0.820% due 05/01/17, collateralized by $15,260,200 US Treasury Bond, 3.000% due 11/15/45 and $185,812,100 US Treasury Notes, 1.875% to 2.375% due 01/31/22 to 08/15/24; (value—$204,000,075); proceeds: $200,013,667	200,000,000	200,000,000
Repurchase agreement dated 04/28/17 with BNP Paribas SA, 0.830% due 05/01/17, collateralized by $1,100,000 Federal Home Loan Bank obligation, 5.365% due 09/09/24, $11,446,000 Federal National Mortgage Association obligations, 2.625% to 5.625% due 09/06/24 to 07/15/37, $87,690,900 US Treasury Notes, 1.000% to 2.250% due 02/15/18 to 02/15/25 and $3,087,800 US Treasury Bond Principal STRIPs, zero coupon due 02/15/29 to 05/15/41; (value—$102,000,017); proceeds: $100,006,917	100,000,000	100,000,000

Security description	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/28/17 with Federal Reserve Bank of New York, 0.750% due 05/01/17, collateralized by $59,354,200 US Treasury Bond, 6.250% due 08/15/23; (value—$75,004,771); proceeds: $75,004,688	$75,000,000	$75,000,000
Repurchase agreement dated 04/28/17 with Goldman Sachs & Co., 0.790% due 05/01/17, collateralized by $100,000,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 1.150% due 11/14/17 to 09/04/18 and $105,347,281 US Treasury Bond STRIPs, zero coupon due 05/15/30 to 11/15/44; (value—$159,120,000); proceeds: $156,010,270	156,000,000	156,000,000
Repurchase agreement dated 04/28/17 with Mitsubishi UFJ Securities USA, Inc., 0.770% due 05/01/17, collateralized by $134,777,300 US Treasury Bonds, 2.500% to 6.625% due 02/15/27 to 05/15/46, $4,239,600 US Treasury Inflation Index Bond, 2.375% due 01/15/25, $77,781,100 US Treasury Inflation Index Notes, 0.125% to 1.375% due 01/15/20 to 01/15/26 and $80,326,900 US Treasury Notes, 0.750% to 2.750% due 01/31/18 to 05/15/24; (value—$306,000,046); proceeds: $300,019,250	300,000,000	300,000,000

Repurchase agreement dated 04/28/17 with Mitsubishi UFJ Securities USA, Inc., 0.780% due 05/01/17, collateralized by $1,881,807,950 Federal Home Loan Mortgage Corp. obligations, zero coupon to 6.500% due 11/01/17 to 05/01/47, $2,690,070,631 Federal National Mortgage Association obligations, 1.838% to 6.060% due 06/01/17 to 05/01/47, $356,031,289 Government National Mortgage Association obligations, 2.000% to 4.000% due 11/20/37 to 01/20/47, $416,200 US Treasury Bill, zero coupon due 03/29/18, $1,505,100 US Treasury Bonds, 2.500% to 3.000% due 05/15/45 to 05/15/46 and $3,510,000 US Treasury Notes, 1.625% to 1.875% due 03/15/20 to 02/28/22; (value—$1,830,900,080); proceeds: $1,795,116,675

	1,795,000,000	1,795,000,000

Government Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/25/17 with Mitsubishi UFJ Securities USA, Inc., 0.820% due 06/05/17, collateralized by $199,790,305 Federal Home Loan Mortgage Corp. obligations, 1.500% to 5.500% due 11/01/17 to 03/01/47, $634,984,716 Federal National Mortgage Association obligations, 1.492% to 5.500% due 07/01/18 to 08/01/48 and $530,977,407 Government National Mortgage Association obligations, 2.250% to 4.707% due 02/20/30 to 03/20/65; (value—$510,000,000); proceeds: $500,466,944[3,4]	$500,000,000	$500,000,000
Repurchase agreement dated 04/28/17 with State Street Bank and Trust Co., 0.050% due 05/01/17, collateralized by $224,000 US Treasury Note, 2.125% due 08/15/21; (value—$228,668); proceeds: $224,001	224,000	224,000
Repurchase agreement dated 04/26/17 with Toronto-Dominion Bank, 0.770% due 05/03/17, collateralized by $26,783,985 Federal Home Loan Mortgage Corp. obligations, 3.500% to 4.500% due 03/01/32 to 12/01/45 and $116,760,138 Federal National Mortgage Association obligations, 3.000% to 4.500% due 12/01/25 to 02/01/47; (value—$102,000,000); proceeds: $100,014,972	100,000,000	100,000,000

Security description	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/28/17 with Toronto-Dominion Bank, 0.820% due 05/01/17, collateralized by $149,654,106 Federal Home Loan Mortgage Corp. obligations, 2.500% to 4.500% due 08/01/25 to 02/01/47 and $498,389,690 Federal National Mortgage Association obligations, 2.500% to 6.000% due 04/01/25 to 04/01/47; (value—$408,000,000); proceeds: $400,027,333	$400,000,000	$400,000,000
Total repurchase agreements (cost—$5,376,224,000)		5,376,224,000
Total investments (cost—$17,238,978,441 which approximates cost for federal income tax purposes)—99.19%		17,238,978,441

Other assets in excess of liabilities—0.81%		141,119,662
Net assets—100.00%		$17,380,098,103

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 58.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$11,862,754,441	$—	$11,862,754,441
Repurchase agreements	—	5,376,224,000	—	5,376,224,000
Total	$—	$17,238,978,441	$—	$17,238,978,441

At April 30, 2017, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2017 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[3]	Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2017 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2017.
[4]	Illiquid investment at the period end.

See accompanying notes to financial statements.

Treasury Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
US government obligations—41.15%
US Treasury Bills
0.600%, due 07/20/17[1]	$45,000,000	$44,939,500
0.640%, due 06/15/17[1]	173,000,000	172,861,492
0.893%, due 09/28/17[1]	250,000,000	249,070,312
0.905%, due 10/19/17[1]	198,000,000	197,148,847
US Treasury Notes
0.625%, due 05/31/17	250,000,000	250,008,323
0.625%, due 08/31/17	300,000,000	299,800,087
0.625%, due 11/30/17	200,000,000	199,802,174
0.750%, due 06/30/17	100,000,000	100,027,902
0.750%, due 10/31/17	315,000,000	314,869,185
0.750%, due 12/31/17	150,000,000	149,883,537
0.750%, due 01/31/18	278,000,000	277,740,803
0.875%, due 05/15/17	250,000,000	250,034,011
0.875%, due 07/15/17	198,000,000	198,111,554
0.875%, due 08/15/17	397,000,000	397,018,495
0.875%, due 10/15/17	465,000,000	465,272,453
0.875%, due 11/30/17	365,000,000	365,040,563
0.875%, due 01/15/18	200,000,000	200,029,774
0.875%, due 01/31/18	97,000,000	97,019,660
0.962%, due 05/01/17[2]	400,000,000	400,069,221
0.990%, due 05/01/17[2]	353,000,000	352,995,223
0.992%, due 05/01/17[2]	411,000,000	410,998,556
0.996%, due 05/01/17[2]	419,200,000	419,211,557
1.000%, due 12/15/17	200,000,000	200,045,288
1.012%, due 05/01/17[2]	547,000,000	547,029,609
1.094%, due 05/01/17[2]	316,750,000	316,916,937
1.875%, due 08/31/17	100,000,000	100,392,315
1.875%, due 09/30/17	197,000,000	197,862,654
1.875%, due 10/31/17	162,000,000	162,809,038
2.750%, due 05/31/17	149,000,000	149,242,812
Total US government obligations (cost—$7,486,251,882)		7,486,251,882

Repurchase agreements—51.06%
Repurchase agreement dated 04/25/17 with Barclays Capital, Inc., 0.780% due 05/02/17, collateralized by $253,235,900 US Treasury Notes, 1.500% to 2.250% due 05/31/20 to 01/31/24 and $13,900 US Treasury Bonds Principal STRIP, zero coupon due 05/15/42; (value—$255,000,058); proceeds: $250,037,917	250,000,000	250,000,000
Repurchase agreement dated 04/26/17 with Barclays Capital, Inc., 0.780% due 05/03/17, collateralized by $52,706,600 US Treasury Bond, 4.500% due 02/15/36, $684,567,500 US Treasury Notes, 0.625% to 3.625% due 06/30/18 to 11/15/24, $403,500 US Treasury Bonds Principal STRIPs, zero coupon due 08/15/27 to 11/15/46 and $7,018,068 US Treasury Bonds STRIPs, zero coupon due 11/15/17 to 02/15/29; (value—$765,000,085); proceeds: $750,113,750	750,000,000	750,000,000

Security description	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/27/17 with Barclays Capital, Inc., 0.790% due 05/04/17, collateralized by $148,692,200 US Treasury Bonds, 2.750% to 3.875% due 08/15/40 to 08/15/42, $349,374,900 US Treasury Notes, 0.625% to 2.500% due 09/30/17 to 05/15/24 and $1,900 US Treasury Bonds Principal STRIPs, zero coupon due 08/15/39 to 11/15/46; (value—$510,000,066); proceeds: $500,076,806	$500,000,000	$500,000,000
Repurchase agreement dated 04/28/17 with Barclays Capital, Inc., 0.800% due 05/01/17, collateralized by $764,974,800 US Treasury Notes, 1.375% to 2.000% due 06/30/18 to 10/31/23 and $67 US Treasury Bonds STRIPs, zero coupon due 05/15/17 to 11/15/44; (value—$765,000,117); proceeds: $750,050,000	750,000,000	750,000,000
Repurchase agreement dated 04/28/17 with BNP Paribas SA, 0.820% due 05/01/17, collateralized by $154,945,000 US Treasury Bill, zero coupon due 05/11/17, $200 US Treasury Bond, 3.000% due 11/15/44, $336,038,200 US Treasury Notes, 0.625% to 4.000% due 11/30/17 to 01/31/24, $26,244,952 US Treasury Bond STRIPs, zero coupon due 05/15/36 to 02/15/38; (value—$510,000,000); proceeds: $500,034,167	500,000,000	500,000,000
Repurchase agreement dated 04/28/17 with Federal Reserve Bank of New York, 0.750% due 05/01/17, collateralized by $3,933,977,100 US Treasury Bonds, 3.000% to 8.000% due 11/15/21 to 05/15/42; (value—$4,450,278,243); proceeds: $4,450,278,125	4,450,000,000	4,450,000,000
Repurchase agreement dated 04/25/17 with Goldman Sachs & Co., 0.760% due 05/02/17, collateralized by $111,645,800 US Treasury Bond, 8.750% due 08/15/20 and $114,510,800 US Treasury Note, 1.500% due 12/31/18; (value—$255,000,009); proceeds: $250,036,944	250,000,000	250,000,000
Repurchase agreement dated 04/26/17 with Goldman Sachs & Co., 0.760% due 05/03/17, collateralized by $65,489,500 US Treasury Bill, zero coupon due 05/25/17 and $193,430,400 US Treasury Note, 1.125% due 06/30/21; (value—$255,000,094); proceeds: $250,036,944	250,000,000	250,000,000
Repurchase agreement dated 04/24/17 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.780% due 05/01/17, collateralized by $308,158,100 US Treasury Bond, 3.625% due 02/15/44 and $110,286,500 US Treasury Inflation Index Note, 0.125% due 07/15/26; (value—$459,000,008); proceeds: $450,068,250	450,000,000	450,000,000

Treasury Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/28/17 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.790% due 05/01/17, collateralized by $425,354,800 US Treasury Inflation Index Bond, 0.125% due 07/15/26 and $77,525,800 US Treasury Note, 2.000% due 11/15/26; (value—$499,800,006); proceeds: $490,032,258	$490,000,000	$490,000,000
Repurchase agreement dated 04/28/17 with Mitsubishi UFJ Securities USA, Inc., 0.770% due 05/01/17, collateralized by $100 US Treasury Bill, zero coupon due 04/26/18, $32,727,200 US Treasury Bonds, 3.875% to 8.875% due 02/15/19 to 02/15/41, $25,591,500 US Treasury Inflation Index Notes, 0.125% due 01/15/22 to 07/15/24, $4,440,900 US Treasury Notes, 0.750% to 2.250% due 01/31/18 to 09/30/23 and $175,000,000 US Treasury Bond Principal STRIP, zero coupon due 08/15/41; (value—$153,000,096); proceeds: $150,009,625	150,000,000	150,000,000
Repurchase agreement dated 04/25/17 with Mitsubishi UFJ Securities USA, Inc., 0.790% due 05/08/17, collateralized by $150,400 US Treasury Bills, zero coupon due 06/29/17 to 04/26/18, $36,484,100 US Treasury Bonds, 3.375% to 8.875% due 02/15/19 to 05/15/44, $97,584,600 US Treasury Inflation Index Notes, 0.125% to 1.375% due 01/15/20 to 01/15/26, $107,992,600 US Treasury Notes, 0.625% to 3.500% due 01/15/18 to 02/15/26 and $200 US Treasury Bond Principal STRIP, zero coupon due 05/15/44; (value—$255,000,055); proceeds: $250,071,319[3]	250,000,000	250,000,000

Security description	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/28/17 with State Street Bank and Trust Co., 0.050% due 05/01/17, collateralized by $400,000 US Treasury Bond, 8.125% due 08/15/21; (value—$511,964); proceeds: $497,002	$497,000	$497,000
Repurchase agreement dated 04/26/17 with Toronto-Dominion Bank, 0.770% due 05/03/17, collateralized by $1,214,800 US Treasury Bills, zero coupon due 06/22/17 to 08/31/17, $51,956,000 US Treasury Bonds, 2.500% to 4.375% due 11/15/39 to 11/15/45 and $205,047,400 US Treasury Notes, 0.875% to 1.875% due 11/30/18 to 04/30/23; (value—$255,000,071); proceeds: $250,037,431	250,000,000	250,000,000
Total repurchase agreements (cost—$9,290,497,000)		9,290,497,000
Total investments (cost—$16,776,748,882 which approximates cost for federal income tax purposes)—92.21%		16,776,748,882

Other assets in excess of liabilities—7.79%		1,418,245,797
Net assets—100.00%		$18,194,994,679

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 58.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government obligations	$—	$7,486,251,882	$—	$7,486,251,882
Repurchase agreements	—	9,290,497,000	—	9,290,497,000
Total	$—	$16,776,748,882	$—	$16,776,748,882

At April 30, 2017, there were no transfers between Level 1 and Level 2.

Treasury Master Fund

Portfolio of investments—April 30, 2017

Portfolio footnotes

[1]	Rates shown are the discount rates at date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2017 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[3]	Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2017 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2017.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
US government and agency obligations—6.72%
Federal Home Loan Bank
0.770%, due 05/24/17[1]	$25,000,000	$24,987,702
US Treasury Bill
0.755%, due 06/22/17[1]	50,000,000	49,945,472
US Treasury Notes
0.625%, due 05/31/17	10,000,000	9,999,483
0.996%, due 05/01/17[2]	4,600,000	4,599,768
1.094%, due 05/01/17[2]	250,000	250,070
Total US government and agency obligations (cost—$89,782,495)		89,782,495

Time deposits—15.72%
Banking-non-US—15.72%
Credit Agricole Corporate & Investment Bank
0.830%, due 05/01/17	57,000,000	57,000,000
DnB NOR Bank ASA
0.820%, due 05/01/17	30,000,000	30,000,000
Natixis
0.820%, due 05/01/17	63,000,000	63,000,000
Skandinaviska Enskilda Banken AB
0.830%, due 05/01/17	30,000,000	30,000,000
Svenska Handelsbanken
0.820%, due 05/01/17	30,000,000	30,000,000
Total time deposits (cost—$210,000,000)		210,000,000

Certificates of deposit—19.72%
Banking-non-US—17.10%
Bank of Montreal
1.260%, due 10/13/17	16,500,000	16,500,000
1.458%, due 05/12/17[2]	10,000,000	10,000,000
1.588%, due 05/12/17[2]	9,000,000	9,000,000
Bank of Nova Scotia
1.337%, due 05/16/17[2]	8,000,000	8,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.120%, due 07/05/17	15,000,000	15,000,000
Canadian Imperial Bank of Commerce
1.449%, due 05/09/17[2]	11,000,000	11,000,000
DnB NOR Bank ASA
1.147%, due 05/16/17[2]	9,000,000	9,000,000
1.340%, due 05/11/17[2]	10,000,000	10,000,000
KBC Bank N.V.
0.900%, due 05/03/17	20,000,000	20,000,000
Oversea-Chinese Banking Corp. Ltd.
1.100%, due 07/19/17	13,000,000	13,000,000
Rabobank Nederland NV
1.312%, due 05/22/17[2]	10,000,000	10,000,000
Royal Bank of Canada
1.476%, due 07/12/17[2]	10,000,000	10,000,000
Skandinaviska Enskilda Banken AB
1.416%, due 05/08/17[2]	10,000,000	10,000,000
Sumitomo Trust & Banking Co. Ltd.
1.060%, due 05/08/17	10,000,000	10,000,000
Svenska Handelsbanken
1.279%, due 05/15/17[2]	8,000,000	8,000,000
1.366%, due 05/08/17[2]	11,000,000	11,000,000
1.534%, due 05/15/17[2]	8,000,000	8,000,000

Security description	Face Amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Swedbank AB
0.890%, due 05/02/17	$20,000,000	$20,000,000
Toronto Dominion Bank Ltd.
1.040%, due 06/21/17	10,000,000	10,000,000
1.475%, due 07/13/17[2]	10,000,000	10,000,000

		228,500,000

Banking-US—2.62%
Citibank New York N.A.
1.180%, due 09/18/17	16,000,000	16,000,000
Wells Fargo Bank N.A.
1.280%, due 05/15/17[2]	10,000,000	10,000,000
1.640%, due 07/27/17[2]	9,000,000	9,005,034

		35,005,034
Total certificates of deposit (cost—$263,505,034)		263,505,034

Commercial paper[1]—46.76%
Asset backed-miscellaneous—23.84%
Albion Capital Corp.
1.010%, due 05/16/17	17,552,000	17,544,614
1.010%, due 05/22/17	1,500,000	1,499,116
Barton Capital LLC
0.910%, due 05/01/17	10,000,000	10,000,000
0.990%, due 05/22/17	1,500,000	1,499,134
CAFCO LLC
1.150%, due 06/13/17	10,000,000	9,986,264
Fairway Finance Corp.
1.123%, due 05/22/17[2]	10,000,000	10,000,000
1.173%, due 05/08/17[2]	16,000,000	15,999,421
1.178%, due 05/16/17[2]	13,000,000	13,000,000
Gotham Funding Corp.
1.015%, due 05/19/17	1,500,000	1,499,250
1.150%, due 06/15/17	5,000,000	4,992,813
Liberty Funding LLC
1.017%, due 05/30/17	10,000,000	9,991,944
1.150%, due 05/17/17	10,000,000	9,994,889
1.150%, due 07/06/17	18,000,000	17,962,050
Manhattan Asset Funding Co. LLC
1.015%, due 05/17/17	1,500,000	1,499,333
1.015%, due 05/10/17	10,000,000	9,997,500
1.040%, due 06/20/17	15,000,000	14,978,333
1.131%, due 05/25/17[2]	10,000,000	10,000,000
Nieuw Amsterdam Receivables Corp.
1.050%, due 05/09/17	15,000,000	14,996,500
Old Line Funding LLC
1.152%, due 05/30/17[2]	10,000,000	10,000,000
1.171%, due 05/22/17[2]	10,000,000	10,000,000
1.182%, due 05/30/17[2]	5,000,000	5,000,000
Starbird Funding Corp.
0.990%, due 05/03/17	10,000,000	9,999,450
1.040%, due 05/22/17	15,000,000	14,990,900
Thunder Bay Funding LLC
1.026%, due 05/03/17[2]	12,000,000	12,000,000
1.156%, due 05/08/17[2]	13,000,000	13,000,000

Prime CNAV Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
Commercial paper[1]—(continued)
Asset backed-miscellaneous—(concluded)
Versailles Commercial Paper LLC
1.050%, due 05/01/17	$6,700,000	$6,700,000
1.210%, due 05/15/17[2]	15,000,000	15,000,000
1.232%, due 05/02/17[2]	15,000,000	15,000,000
Victory Receivables Corp.
1.015%, due 05/18/17	1,500,000	1,499,292
1.150%, due 06/14/17	15,000,000	14,978,917
1.170%, due 06/20/17	15,000,000	14,975,625

		318,585,345

Banking-non-US—19.03%
Australia & New Zealand Banking Group Ltd.
1.322%, due 05/03/17[2]	10,400,000	10,400,033
Bank of Nova Scotia
1.454%, due 05/12/17[2]	10,000,000	10,001,108
Barclays Bank PLC
1.230%, due 05/25/17[3]	9,000,000	9,000,000
Commonwealth Bank of Australia
1.286%, due 07/13/17[2]	11,000,000	11,000,000
1.558%, due 07/17/17[2]	8,000,000	8,000,000
DBS Bank Ltd.
1.120%, due 07/05/17	15,000,000	14,969,667
DnB NOR Bank ASA
0.900%, due 05/03/17	9,000,000	8,999,550
Erste Abwicklungsanstalt
1.100%, due 06/07/17	10,000,000	9,988,695
Federation Centres Ltd.
1.070%, due 08/08/17	16,000,000	15,952,920
Mitsubishi UFJ Trust & Banking Corp.
1.050%, due 05/08/17	15,000,000	14,996,938
Mizuho Bank Ltd.
1.100%, due 05/31/17	15,000,000	14,986,250
1.100%, due 07/19/17	12,000,000	11,971,033
National Australia Bank Ltd.
1.040%, due 05/01/17	9,000,000	9,000,000
1.317%, due 05/16/17[2]	8,000,000	8,000,000
Oversea-Chinese Banking Corp. Ltd.
1.186%, due 05/05/17[2]	10,000,000	10,000,000
1.224%, due 06/05/17[2]	10,000,000	10,000,000
Societe Generale
0.870%, due 05/03/17	35,000,000	34,998,308
Sumitomo Mitsui Banking Corp.
1.100%, due 07/05/17	15,000,000	14,970,208
United Overseas Bank Ltd.
1.178%, due 05/22/17[2]	10,000,000	10,000,000
1.230%, due 07/17/17	7,000,000	6,981,584
Westpac Banking Corp.
1.483%, due 05/05/17[2]	10,000,000	10,000,000

		254,216,294

Banking-US—0.75%
Bedford Row Funding Corp.
1.100%, due 05/04/17	7,000,000	6,999,358
1.530%, due 07/05/17[2]	3,000,000	3,000,000

		9,999,358

Security description	Face Amount	Value
Commercial paper[1]—(concluded)
Energy-integrated—2.39%
Sinopec Century Bright Capital Investment Ltd.
1.050%, due 05/04/17	$32,000,000	$31,997,200

Finance-other—0.75%
CNPC Finance
1.050%, due 05/03/17	10,000,000	9,999,417
Total commercial paper (cost—$624,797,614)		624,797,614

Repurchase agreements—11.05%
Repurchase agreement dated 04/28/17 with BNP Paribas SA, 1.140% due 05/01/17, collateralized by $28,951,471 various asset-backed convertible bonds, 1.696% to 6.408% due 04/15/25 to 11/25/35; (value—$26,766,916); proceeds: $25,002,375	25,000,000	25,000,000
Repurchase agreement dated 04/28/17 with BNP Paribas SA, 1.180% due 05/01/17, collateralized by $16,604,143 various asset-backed convertible bonds, zero coupon to 12.250% due 06/01/17 to 01/01/49; (value—$16,160,742); proceeds: $15,001,475	15,000,000	15,000,000
Repurchase agreement dated 04/28/17 with Goldman Sachs & Co., 0.790% due 05/01/17, collateralized by $68,976,600 US Treasury Bond Principal STRIPs, zero coupon due 11/15/27 to 05/15/43 and $123,105,479 US Treasury Bonds STRIPs, zero coupon due 02/15/30 to 05/15/44; (value—$109,650,037); proceeds: $107,507,077	107,500,000	107,500,000
Repurchase agreement dated 04/28/17 with State Street Bank and Trust Co., 0.050% due 05/01/17, collateralized by $181,000 US Treasury Note, 2.125% due 08/15/21; (value—$184,772); proceeds: $181,001	181,000	181,000
Total repurchase agreements (cost—$147,681,000)		147,681,000
Total investments (cost—$1,335,766,143 which approximates cost for federal income tax purposes)—99.97%		1,335,766,143

Other assets in excess of liabilities—0.03%		391,581
Net assets—100.00%		$1,336,157,724

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 58.

Prime CNAV Master Fund

Portfolio of investments—April 30, 2017

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$89,782,495	$—	$89,782,495
Time deposits	—	210,000,000	—	210,000,000
Certificates of deposit	—	263,505,034	—	263,505,034
Commercial paper	—	624,797,614	—	624,797,614
Repurchase agreements	—	147,681,000	—	147,681,000
Total	$—	$1,335,766,143	$—	$1,335,766,143

At April 30, 2017, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2017 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[3]	IIIiquid investment at the period end.

See accompanying notes to financial statements.

Tax-Free Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
Municipal bonds and notes—93.26%
Alabama—1.08%
Mobile County Industrial Development Authority Pollution Control Revenue Refunding (ExxonMobil Project), 0.850%, VRD	$4,000,000	$4,000,000
Tuscaloosa County Industrial Development Authority Revenue (Hunt Refining Project), Series A, 0.920%, VRD	5,000,000	5,000,000
University of Alabama Revenue (University Hospital), Series B, 0.910%, VRD	16,000,000	16,000,000

		25,000,000

Alaska—1.52%
Alaska International Airports Revenue Refunding (System), Series A, 0.880%, VRD	7,000,000	7,000,000
Valdez Marine Terminal Revenue (Exxon Pipeline Co. Project), 0.860%, VRD	9,355,000	9,355,000
Valdez Marine Terminal Revenue Refunding (Exxon Pipeline Co. Project),
Series A, 0.850%, VRD	1,900,000	1,900,000
Series C, 0.850%, VRD	2,675,000	2,675,000
Valdez Marine Terminal Revenue Refunding (ExxonMobil Project), 0.860%, VRD	14,325,000	14,325,000

		35,255,000

Arizona—0.06%
Arizona Health Facilities Authority Revenue (Health Facilities Catholic West), Series A, 0.920%, VRD	1,500,000	1,500,000

California—4.91%
Antelope Valley-East Kern Water Agency, Series A-2, 0.870%, VRD	18,380,000	18,380,000
California Health Facilities Financing Authority Revenue Refunding (Stanford Hospital), Series B-1, 0.880%, VRD	1,020,000	1,020,000
California State, Series A, Subseries A1-2, 0.830%, VRD	650,000	650,000
Castaic Lake Water Agency Revenue Certificates of Participation (1944 Refunding Project), Series A, 0.900%, VRD	3,625,000	3,625,000
Chino Basin Regional Financing Authority Revenue Refunding (Inland Empire Utilities), Series B, 0.910%, VRD	7,885,000	7,885,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
California—(concluded)
Irvine Improvement Bond Act 1915 (Assessment District 97-16), 0.640%, VRD	$6,700,000	$6,700,000
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 93-14), 0.870%, VRD	15,000,000	15,000,000
Irvine Unified School District Special Tax (Community Facilities District No. 09), Series B, 0.910%, VRD	14,325,000	14,325,000
Modesto Water Revenue Certificates of Participation Refunding, Series A, 0.910%, VRD	1,715,000	1,715,000
Northern California Power Agency Revenue Refunding (Hydroelectric Project 1), Series A, 0.890%, VRD	15,000,000	15,000,000
Orange County Water District Certificates of Participation, Series A, 0.900%, VRD	6,935,000	6,935,000
Santa Clara Electric Revenue, Subseries B, 0.920%, VRD	14,045,000	14,045,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding, Series C, 0.880%, VRD	7,190,000	7,190,000
West Covina Public Financing Authority Lease Revenue (Golf Course Project), Series B, 0.910%, VRD	1,330,000	1,330,000

		113,800,000

Colorado—2.78%
Denver City & County Certificates of Participation Refunding,
Series A1, 0.860%, VRD	4,205,000	4,205,000
Series A2, 0.860%, VRD	47,900,000	47,900,000
Series A3, 0.860%, VRD	12,395,000	12,395,000

		64,500,000

District of Columbia—1.55%
District of Columbia University Revenue Refunding (Georgetown University), Series B, 0.870%, VRD	15,050,000	15,050,000
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), Subseries B-2, 0.900%, VRD	10,000,000	10,000,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
District of Columbia—(concluded)
Metropolitan Washington, D.C. Airport Authority Airport System Revenue, Subseries D-2, 0.880%, VRD	$10,820,000	$10,820,000

		35,870,000

Florida—6.41%
Florida Municipal Power Agency Revenue (All Requirements Supply), Series C, 0.910%, VRD	51,355,000	51,355,000
Gainesville Utilities System Revenue, Series A, 0.920%, VRD	13,550,000	13,550,000
JEA Water & Sewer System Revenue, Subseries A-1, 0.870%, VRD	16,155,000	16,155,000
Pinellas County Health Facilities Authority Revenue (Baycare Health), Series A1, 0.890%, VRD	67,400,000	67,400,000

		148,460,000

Georgia—1.63%
Municipal Electric Authority of Georgia (General Resolution Projects), Series C, 0.900%, VRD	13,700,000	13,700,000
Private Colleges & Universities Authority Revenue (Emory University), Series B-1, 0.890%, VRD	24,125,000	24,125,000

		37,825,000

Illinois—7.47%
Chicago O’Hare International Revenue (Third Lien), Series C, 0.920%, VRD	37,400,000	37,400,000
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra), 0.920%, VRD	18,300,000	18,300,000
Illinois Development Finance Authority Revenue (Chicago Symphony Project), 0.900%, VRD	12,500,000	12,500,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project), 0.900%, VRD	23,700,000	23,700,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project), 0.920%, VRD	7,300,000	7,300,000
Illinois Finance Authority Revenue (Advocate Health Care), Subseries C2A, 0.900%, VRD	5,000,000	5,000,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois Finance Authority Revenue (Northwestern Community Hospital), Series B, 0.900%, VRD	$21,800,000	$21,800,000
Illinois Finance Authority Revenue (OSF Healthcare System), Series B, 0.910%, VRD	22,950,000	22,950,000
Illinois Finance Authority Revenue (University of Chicago Medical Center), Series E-1, 0.850%, VRD	2,500,000	2,500,000
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority),
Series A-1B, 0.920%, VRD	5,000,000	5,000,000
Series A-2B, 0.920%, VRD	5,000,000	5,000,000
Series A-2D, 0.920%, VRD	5,000,000	5,000,000
Illinois Village of Channahon Revenue (Morris Hospital), 0.900%, VRD	6,650,000	6,650,000

		173,100,000

Indiana—4.41%
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy, Inc. Project), Series A-4, 0.870%, VRD	18,800,000	18,800,000
Indiana Finance Authority Health System Revenue (Sisters of St. Francis), Series J, 0.900%, VRD	15,095,000	15,095,000
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.),
Series A, 0.910%, VRD	4,800,000	4,800,000
Series C, 0.890%, VRD	11,700,000	11,700,000
Indiana Finance Authority Hospital Revenue Refunding (Indiana University Obligated Group), Series B, 0.920%, VRD	5,875,000	5,875,000
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding,
Series A, 0.920%, VRD	6,860,000	6,860,000
Series B, 0.870%, VRD	12,785,000	12,785,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1, 0.880%, VRD	26,405,000	26,405,000

		102,320,000

Louisiana—3.08%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue (ExxonMobil Project),
Series A, 0.860%, VRD	20,400,000	20,400,000
Series B, 0.860%, VRD	44,085,000	44,085,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Louisiana—(concluded)
Louisiana Public Facilities Authority Revenue Refunding (Christus Health), Series B2, 0.900%, VRD	$6,945,000	$6,945,000

		71,430,000

Maryland—1.11%
Maryland Economic Development Corp. Revenue (Howard Hughes Medical Institute), Series A, 0.910%, VRD	8,100,000	8,100,000
Montgomery County Housing Development Corp. Opportunities Commission Multi-Family Revenue (GNMA/FNMA/FHLMC Insured), Series A, 0.870%, VRD	17,700,000	17,700,000

		25,800,000

Massachusetts—3.14%
Massachusetts Health & Educational Facilities Authority Revenue (Childrens Hospital), Series N-4, 0.880%, VRD	24,660,000	24,660,000
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare Systems), Series F3, 0.870%, VRD	48,000,000	48,000,000

		72,660,000

Michigan—0.49%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project), 0.850%, VRD	7,400,000	7,400,000
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit), Series F, 0.880%, VRD	3,890,000	3,890,000

		11,290,000

Minnesota—1.15%
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program), Series B, 0.900%, VRD	4,000,000	4,000,000
Rochester Health Care Facilities Revenue (Mayo Clinic), Series A, 0.880%, VRD	22,725,000	22,725,000

		26,725,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Mississippi—4.51%
Mississippi Business Finance Commission Gulf Opportunity Zone (Chevron USA, Inc. Project),
Series A, 0.880%, VRD	$13,500,000	$13,500,000
Series E, 0.890%, VRD	9,600,000	9,600,000
Series I, 0.870%, VRD	950,000	950,000
Series K, 0.890%, VRD	31,330,000	31,330,000
Series L, 0.890%, VRD	10,530,000	10,530,000
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project),
Series A, 0.870%, VRD	2,250,000	2,250,000
Series A, 0.900%, VRD	3,380,000	3,380,000
Series B, 0.890%, VRD	200,000	200,000
Series B, 0.900%, VRD	1,800,000	1,800,000
Series E, 0.890%, VRD	12,350,000	12,350,000
Series F, 0.900%, VRD	5,500,000	5,500,000
Series J, 0.880%, VRD	10,200,000	10,200,000
Mississippi Development Bank Special Obligation (Jackson County Industrial Water System), 0.680%, VRD	3,000,000	3,000,000

		104,590,000

Missouri—0.96%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (De Smet Jesuit High School), 0.880%, VRD	9,440,000	9,440,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis University), Series B-2, 0.850%, VRD	2,500,000	2,500,000
St. Charles County Public Water District No. 2 Refunding, Series A, 0.900%, VRD	10,225,000	10,225,000

		22,165,000

Nebraska—1.00%
Douglas County Hospital Authority No. 002 Revenue Refunding (Health Facilities for Children), Series A, 0.880%, VRD	11,770,000	11,770,000
Lancaster County Hospital Authority No.1 Hospital Revenue Refunding (Bryanlgh Medical Center), Series B-1, 0.880%, VRD	11,400,000	11,400,000

		23,170,000

New Jersey—0.11%
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health), Series D, 0.850%, VRD	2,500,000	2,500,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
New Mexico—0.62%
New Mexico Finance Authority Transportation Revenue Refunding (Sub Lien), Subseries B-1, 0.880%, VRD	$14,475,000	$14,475,000

New York—24.98%
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A, 0.880%, VRD	3,340,000	3,340,000
Metropolitan Transportation Authority New York Dedicated Tax Fund,
Subseries A-1, 0.860%, VRD	62,985,000	62,985,000
Subseries E-1, 0.850%, VRD	39,355,000	39,355,000
Nassau Health Care Corp. Revenue (County Guaranteed Insured), Series B-1, 0.900%, VRD	13,315,000	13,315,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008),
Series BB-1, 0.870%, VRD	33,850,000	33,850,000
Series BB-2, 0.880%, VRD	29,835,000	29,835,000
Series BB-5, 0.850%, VRD	4,220,000	4,220,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series A, 0.890%, VRD	34,355,000	34,355,000
New York City Transitional Finance Authority Future Tax Secured Revenue,
Series C, 0.910%, VRD	23,690,000	23,690,000
Subseries A-4, 0.840%, VRD	12,650,000	12,650,000
Subseries A-4, 0.900%, VRD	28,745,000	28,745,000
Subseries D-4, 0.880%, VRD	36,590,000	36,590,000
New York City,
Series F, Subseries F-3, 0.880%, VRD	44,000,000	44,000,000
Subseries L-3, 0.880%, VRD	16,600,000	16,600,000
Subseries L-4, 0.870%, VRD	32,465,000	32,465,000
New York Dormitory Authority Revenues State Supported Debt (University of Rochester), Series A, 0.890%, VRD	3,850,000	3,850,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Columbia University),
Series A, 0.880%, VRD	3,800,000	3,800,000
Series B, 0.850%, VRD	5,400,000	5,400,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Northern Westchester Association), 0.870%, VRD	9,520,000	9,520,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University),
Series A, 0.890%, VRD	31,705,000	31,705,000
Series A-2, 0.890%, VRD	14,500,000	14,500,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
New York—(concluded)
New York State Dormitory Authority Revenue Non-State Supported Debt (Senior Community, Inc.), 0.910%, VRD	$3,670,000	$3,670,000
New York State Dormitory Authority Revenue Non-State Supported Debt (St. John’s University), Series B-1, 0.890%, VRD	8,285,000	8,285,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series D, 0.870%, VRD	46,050,000	46,050,000
New York State Dormitory Authority Revenue State Supported Debt (University of Rochester), Series B, 0.890%, VRD	2,300,000	2,300,000
New York State Housing Finance Agency (Riverside Center 2 Housing), Series A-3, 0.900%, VRD	6,800,000	6,800,000
New York State Housing Finance Agency Revenue (Dock Street), Series A, 0.900%, VRD	7,830,000	7,830,000
New York State Urban Development Corp. Revenue Refunding (Service Contract), Series A-5, 0.920%, VRD	4,000,000	4,000,000
Onondaga County Industrial Development Agency (Syracuse University Project), Series B, 0.900%, VRD	4,300,000	4,300,000
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University Project), Series A-2, 0.870%, VRD	5,845,000	5,845,000
Triborough Bridge & Tunnel Authority Revenue Refunding, Subseries B-2, 0.850%, VRD	3,400,000	3,400,000
Triborough Bridge & Tunnel Authority Revenue, Series B-3, 0.850%, VRD	1,740,000	1,740,000

		578,990,000

North Carolina—0.70%
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare) (AGM Insured), Series E, 0.870%, VRD	16,300,000	16,300,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Ohio—2.93%
Butler County Capital Funding Revenue (CCAO Low Cost Capital), Series A, 0.900%, VRD	$3,685,000	$3,685,000
Centerville Health Care Revenue (Bethany Lutheran Village Project), Series B, 0.920%, VRD	6,400,000	6,400,000
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project), 0.890%, VRD	7,795,000	7,795,000
Columbus Sewer Revenue, Series B, 0.880%, VRD	9,100,000	9,100,000
Middletown Hospital Facilities Revenue (Atrium Medical Center), Series B, 0.900%, VRD	20,225,000	20,225,000
Ohio (Common Schools),
Series A, 0.880%, VRD	3,225,000	3,225,000
Series B, 0.880%, VRD	15,240,000	15,240,000
Series D, 0.910%, VRD	2,200,000	2,200,000

		67,870,000

Oregon—0.31%
Oregon Health & Science University Revenue, Series C, 0.870%, VRD	7,200,000	7,200,000

Pennsylvania—3.30%
Allegheny County Higher Education Building Authority University Revenue Refunding (Carnegie Mellon University), 0.860%, VRD	13,800,000	13,800,000
Allegheny County Industrial Development Authority Revenue (Education Center Watson), 0.920%, VRD	8,300,000	8,300,000
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B, 0.870%, VRD	16,650,000	16,650,000
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University), Second Series, 0.870%, VRD	8,365,000	8,365,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding,
Series B-2, 0.870%, VRD	14,650,000	14,650,000
Series B-3, 0.910%, VRD	5,400,000	5,400,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B, 0.920%, VRD	9,235,000	9,235,000

		76,400,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Rhode Island—0.25%
Rhode Island Industrial Facilities Corp. Marine Terminal Revenue Refunding (ExxonMobil Project), 0.850%, VRD	$5,725,000	$5,725,000

Tennessee—0.95%
Montgomery County Public Building Authority Pooled Financing Revenue (Tennessee County Loan Pool), 0.980%, VRD	15,000,000	15,000,000
Sevier County Public Building Authority (Local Government Public Improvement), Series B-1, 0.930%, VRD	7,000,000	7,000,000

		22,000,000

Texas—7.99%
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital),
Subseries C-1, 0.870%, VRD	17,615,000	17,615,000
Subseries C-2, 0.870%, VRD	4,275,000	4,275,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems),
Series A-1, 0.870%, VRD	29,060,000	29,060,000
Series A-2, 0.870%, VRD	26,785,000	26,785,000
Houston Higher Education Finance Corp. Higher Education Revenue (Rice University Project), Series B, 0.890%, VRD	6,450,000	6,450,000
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Healthcare System Project), Series C, 0.920%, VRD	9,500,000	9,500,000
Texas State, Veteran Bonds, 0.910%, VRD	8,000,000	8,000,000
University of Texas Permanent University (Funding System), Series A, 0.870%, VRD	58,450,000	58,450,000
University of Texas Revenues (Financing Systems), Series B, 0.870%, VRD	24,990,000	24,990,000

		185,125,000

Utah—2.04%
Murray City Hospital Revenue (IHC Health Services, Inc.), Series C,
0.830%, VRD	28,300,000	28,300,000
0.840%, VRD	19,025,000	19,025,000

		47,325,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
Municipal bonds and notes—(concluded)
Virginia—1.02%
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical), Series A, 0.890%, VRD	$13,595,000	$13,595,000
Lynchburg Industrial Development Authority Revenue (Central Health Care, Inc.), Series B, 0.910%, VRD	10,000,000	10,000,000

		23,595,000

Wisconsin—0.80%
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care, Inc.), Series D, 0.890%, VRD	18,450,000	18,450,000
Total municipal bonds and notes (cost—$2,161,415,000)		2,161,415,000

Tax-exempt commercial paper—6.64%
California—1.38%
County of Los Angeles, 3.000%, due 06/30/17	15,000,000	15,053,917
San Diego County Water Authority, 0.720%, due 05/01/17	12,000,000	12,000,000
State of California, 0.920%, due 06/22/17	5,000,000	5,000,000

		32,053,917

Colorado—0.43%
Colorado State Education Loan Program, 4.000%, due 06/29/17	10,000,000	10,050,923

Connecticut—0.22%
Connecticut State Health & Educational Facilities Authority, 0.920%, due 05/09/17	5,000,000	5,000,000

District of Columbia—0.48%
Washington D.C. Metropolitan Airport Authority,
0.940%, due 06/22/17	8,000,000	8,000,000
0.780%, due 06/06/17	3,000,000	3,000,000

		11,000,000

Security description	Face Amount	Value
Tax-exempt commercial paper—(concluded)
Florida—0.43%
Pinellas County School Board, 2.000%, due 06/30/17	$10,000,000	$10,018,693

Illinois—0.69%
Illinois Educational Facilities Authority Revenue, 0.740%, due 05/02/17	16,000,000	16,000,000

Massachusetts—0.86%
Commonwealth of Massachusetts,
2.000%, due 05/22/17	10,000,000	10,006,495
2.000%, due 06/26/17	10,000,000	10,018,702

		20,025,197

New York—0.64%
East Hampton Union Free School District, 2.000%, due 06/27/17	11,000,000	11,021,469
New York State Power Authority, 0.920%, due 05/18/17	3,744,000	3,744,000

		14,765,469

Texas—1.51%
Methodist Hospital,
0.920%, due 05/24/17	15,000,000	15,000,000
0.830%, due 05/10/17	8,000,000	8,000,000
University of Texas,
0.740%, due 05/03/17	5,000,000	5,000,000
0.780%, due 05/04/17	7,000,000	7,000,000

		35,000,000
Total tax-exempt commercial paper (cost—$153,914,199)		153,914,199
Total investments (cost—$2,315,329,199 which approximates cost for federal income tax purposes)—99.90%		2,315,329,199

Other assets in excess of liabilities—0.10%		2,405,236
Net assets—100.00%		$2,317,734,435

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 58.

Tax-Free Master Fund

Portfolio of investments—April 30, 2017

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$2,161,415,000	$—	$2,161,415,000
Tax-exempt commercial paper	—	153,914,199	—	153,914,199
Total	$—	$2,315,329,199	$—	$2,315,329,199

At April 30, 2017, there were no transfers between Level 1 and Level 2.

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
CCAO	County Commissioners Association of Ohio
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
STRIP	Separated Trading of Registered Interest and Principal of Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2017 and reset periodically.

See accompanying notes to financial statements.

Master Trust

Statement of assets and liabilities

April 30, 2017

	Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Assets:
Investments, at value (cost—$2,632,218,580; $11,862,754,441; $7,486,251,882; $1,188,085,143 and $2,315,329,199, respectively)	$2,632,865,047	$11,862,754,441	$7,486,251,882	$1,188,085,143	$2,315,329,199
Repurchase agreements, at value (cost—$526,935,000; $5,376,224,000; $9,290,497,000; $147,681,000 and $0, respectively)	526,935,000	5,376,224,000	9,290,497,000	147,681,000	—
Total investments in securities, at value (cost—$3,159,153,580; $17,238,978,441; $16,776,748,882; $1,335,766,143 and $2,315,329,199, respectively)	$3,159,800,047	$17,238,978,441	$16,776,748,882	$1,335,766,143	$2,315,329,199
Cash	47	134,000,637	57,000,241	1,002	87,284
Receivable for investments sold	—	—	1,325,000,000	—	—
Receivable for interest	1,466,470	8,587,920	37,728,697	493,731	2,501,922
Total assets	3,161,266,564	17,381,566,998	18,196,477,820	1,336,260,876	2,317,918,405

Liabilities:
Payable to affiliate	148,765	1,468,895	1,483,141	103,152	183,970
Total liabilities	148,765	1,468,895	1,483,141	103,152	183,970

Net assets, at value	$3,161,117,799	$17,380,098,103	$18,194,994,679	$1,336,157,724	$2,317,734,435

See accompanying notes to financial statements.

Master Trust

Statement of operations

For the year ended April 30, 2017

	Prime Master Fund	Government Master Fund[1]	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Investment income:
Interest	$47,784,167	$75,886,367	$75,649,633	$7,416,318	$8,964,760
Expenses:
Investment advisory and administration fees	7,796,755	14,826,310	15,281,221	945,229	1,459,837
Trustees’ fees	80,275	123,495	161,872	27,771	32,398
Total expenses	7,877,030	14,949,805	15,443,093	973,000	1,492,235
Fee waivers by investment advisor	(705,620)	(2,848,652)	—	—	—
Net expenses	7,171,410	12,101,153	15,443,093	973,000	1,492,235
Net investment income	40,612,757	63,785,214	60,206,540	6,443,318	7,472,525
Net realized gain	1,410,069	461,078	207,023	6,162	—
Net change in unrealized appreciation/depreciation	646,467	—	—	—	—
Net increase in net assets resulting from operations	$42,669,293	$64,246,292	$60,413,563	$6,449,480	$7,472,525

[1]	Commenced operations on June 24, 2016.

See accompanying notes to financial statements.

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Master Trust

Statement of changes in net assets

	Prime Master Fund		Government Master Fund
	For the years ended April 30,		For the period from June 24, 2016[1] to April 30, 2017
	2017	2016
From operations:

Net investment income	$40,612,757	$39,351,690	$63,785,214
Net realized gain	1,410,069	228,755	461,078
Net change in unrealized appreciation/depreciation	646,467	—	—
Net increase in net assets resulting from operations	42,669,293	39,580,445	64,246,292
Net increase (decrease) in net assets from beneficial interest transactions	(14,078,817,840)	3,037,555,323	17,315,851,811
Net increase (decrease) in net assets	(14,036,148,547)	3,077,135,768	17,380,098,103
Net assets:

Beginning of year/period	17,197,266,346	14,120,130,578	—
End of year/period	$3,161,117,799	$17,197,266,346	$17,380,098,103

[1]	Commencement of operations.

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

Treasury Master Fund		Prime CNAV Master Fund		Tax-Free Master Fund
For the years ended April 30,		For the years ended April 30, 2017	For the period from January 19, 2016[1] to April 30, 2016	For the years ended April 30,
2017	2016			2017	2016

$60,206,540	$9,636,567	$6,443,318	$312,627	$7,472,525	$437,876
207,023	935,343	6,162	—	—	70,058
—	—	—	—	—	—
60,413,563	10,571,910	6,449,480	312,627	7,472,525	507,934
6,250,670,117	(762,944,902)	836,608,628	492,786,989	933,174,322	21,560,886
6,311,083,680	(752,372,992)	843,058,108	493,099,616	940,646,847	22,068,820

11,883,910,999	12,636,283,991	493,099,616	—	1,377,087,588	1,355,018,768
$18,194,994,679	$11,883,910,999	$1,336,157,724	$493,099,616	$2,317,734,435	$1,377,087,588

[1]	Commencement of operations.

See accompanying notes to financial statements.

Prime Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2017	2016	2015	2014	2013
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.09%	0.10%	0.10%	0.10%	0.10%
Net investment income	0.52%	0.26%	0.11%	0.11%	0.19%
Supplemental data:
Total investment return[1]	0.64%	0.26%	0.11%	0.11%	0.19%
Net assets, end of year (000’s)	$3,161,118	$17,197,266	$14,120,131	$15,763,737	$19,137,609

[1]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

Government Master Fund

Financial highlights

Selected financial data throughout the period is presented below:

For the period from June 24, 2016[1] to April 30, 2017
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]
Expenses after fee waivers	0.08%[2]
Net investment income	0.43%[2]
Supplemental data:
Total investment return[3]	0.35%
Net assets, end of period (000’s)	$17,380,098

[1]	Commencement of operations.
[2]	Annualized.
[3]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Treasury Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2017	2016	2015	2014	2013
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.09%	0.06%	0.06%	0.10%[1]
Net investment income	0.39%	0.08%	0.01%	0.01%	0.05%
Supplemental data:
Total investment return[2]	0.38%	0.09%	0.01%	0.01%	0.05%
Net assets, end of year (000’s)	$18,194,995	$11,883,911	$12,636,284	$12,511,157	$12,225,550

[1]	Waiver by advisor represents less than 0.005%.
[2]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Year ended April 30, 2017	For the period from January 19, 2016[1] to April 30, 2016
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%[2]
Expenses after fee waivers	0.10%	0.00%[2,3]
Net investment income	0.66%	0.43%[2]
Supplemental data:
Total investment return[4]	0.62%	0.12%
Net assets, end of period (000’s)	$1,336,158	$493,100

[1]	Commencement of operations.
[2]	Annualized.
[3]	Amount represents less than 0.005%.
[4]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Tax-Free Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2017	2016	2015	2014	2013
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.04%	0.04%	0.07%	0.10%[1]
Net investment income	0.50%	0.03%	0.01%	0.01%	0.06%
Supplemental data:
Total investment return[2]	0.46%	0.03%	0.01%	0.02%	0.07%
Net assets, end of year (000’s)	$2,317,734	$1,377,088	$1,355,019	$1,391,038	$1,556,326

[1]	Waiver by advisor represents less than 0.005%.
[2]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

Master Trust

Notes to financial statements

Organization and significant accounting policies

Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Prime Master Fund, Treasury Master Fund, and Tax-Free Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016 and Government Master Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In August 2014, the FASB issued Accounting Standard Update No. 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40): “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern” (“ASU 2014-15”). The update provides guidance about management’s responsibility to evaluate whether there is substantial doubt about the entity’s ability to continue as a going concern and to provide related footnote disclosure. Management has evaluated relevant conditions and events, which are known and reasonably knowable, and has determined that there are no conditions and events that raise substantial doubt about the Fund’s ability to continue as a going concern.

The following is a summary of significant accounting policies:

Valuation of investments

Until October 11, 2016, Prime Master Fund valued its investments at amortized cost. Effective October 11, 2016, consistent with amendments to Rule 2a-7 under the 1940 Act, the net asset value of Prime Master Fund is calculated using market-based values, and the price of its beneficial interests fluctuate.

Master Trust

Notes to financial statements

Under Rule 2a-7 under the 1940 Act, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7 under the 1940 Act, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Effective October 14, 2016, Prime CNAV Master Fund and Tax-Free Master Fund became “retail money market funds”. Under Rule 2a-7 under the 1940 Act, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as “retail money market funds”, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund value their investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Master Funds’ portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of each Master Fund’s Portfolio of investments.

Liquidity fee and/or redemption gates—Effective October 14, 2016, consistent with amendments to Rule 2a-7 under the 1940 Act, the Board is permitted to impose a liquidity fee on redemptions from each of Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund or a redemption gate to temporarily restrict redemptions

Master Trust

Notes to financial statements

from those Master Funds in the event that any of Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. On or after October 14, 2016, if Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. On or after October 14, 2016, if any of Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the relevant Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interest of the Fund. Liquidity fees would reduce the amount an interestholder receives upon redemption of its beneficial interests. Each of Prime Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund retains the liquidity fees for the benefit of remaining interest holders. For the period ended April 30, 2017, the Board of Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund did not impose any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Master Fund and Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund and Treasury Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 under the 1940 Act or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM in accordance with an exemptive order granted by the SEC pursuant to Section 17(d) of the 1940 Act and Rule 17d-1 thereunder. Prime Master Fund, Government Master Fund, Treasury Master Fund, and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Master Trust

Notes to financial statements

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At April 30, 2017, each Master Fund owed UBS AM for investment advisory and administration services as follows:

Fund	Amounts owed to UBS AM
Prime Master Fund	$263,814
Government Master Fund	1,506,592
Treasury Master Fund	1,524,138
Prime CNAV Master Fund	109,986
Tax-Free Master Fund	192,510

In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Master Fund’s average daily net assets. At April 30, 2017, UBS AM was obligated to reduce its management fees, otherwise receivable by UBS AM, for independent trustees’ fees and expenses as follows:

Fund
Prime Master Fund	$9,516
Government Master Fund	37,697
Treasury Master Fund	40,997
Prime CNAV Master Fund	6,834
Tax-Free Master Fund	8,540

Master Trust

Notes to financial statements

Effective November 1, 2016 through January 31, 2017, with respect to Prime Master Fund only, UBS AM had agreed to voluntarily waive 0.06% of its management fee. Effective February 1, 2017 through June 30, 2017, with respect to Prime Master Fund only, UBS AM has agreed to voluntarily waive 0.04% of its management fee. At April 30, 2017, UBS AM owed Prime Master Fund, and for the period November 1, 2016 through to April 30, 2017, UBS AM voluntarily waived, the below amounts; amounts waived are not subject to future recoupment:

Fund	Amount owed by UBS AM	Amount waived by UBS AM
Prime Master Fund	$105,533	$705,620

Effective August 22, 2016 through December 31, 2016, with respect to Government Master Fund only, UBS AM had agreed to voluntarily waive 0.04% of its management fee. Effective January 1, 2017 through January 31, 2017, with respect to Government Master Fund only, UBS AM had agreed to voluntarily waive 0.02% of its management fee. At April 30, 2017, UBS AM owed Government Master Fund, and for the period ended April 30, 2017, UBS AM voluntarily waived, the below amounts; amounts waived are not subject to future recoupment:

Fund	Amount owed by UBS AM	Amount waived by UBS AM
Government Master Fund	$—	$2,848,652

In addition, UBS AM may voluntarily undertake to waive fees in the event that Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2017, and during the period ended April 30, 2017, UBS AM did not owe and/or waive fees under such an additional fee waiver undertaking. Such waived fees are not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the year ended April 30, 2017, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$—
Government Master Fund	129,791,264
Treasury Master Fund	—
Prime CNAV Master Fund	—
Tax-Free Master Fund	483,155,000

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds’ investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Master Trust

Notes to financial statements

Beneficial interest transactions

Prime Master Fund

	For the years ended April 30,
	2017	2016
Contributions	$18,343,964,701	$47,016,868,030
Withdrawals	(32,422,782,541)	(43,979,312,707)
Net increase (decrease) in beneficial interest	$(14,078,817,840)	$3,037,555,323

Government Master Fund

	For the period from June 24, 2016[1] to April 30, 2017
Contributions	$51,345,380,769
Withdrawals	(34,029,528,958)
Net increase in beneficial interest	$17,315,851,811

Treasury Master Fund

	For the years ended April 30,
	2017	2016
Contributions	$38,470,416,999	$28,255,411,545
Withdrawals	(32,219,746,882)	(29,018,356,447)
Net increase (decrease) in beneficial interest	$6,250,670,117	$(762,944,902)

Prime CNAV Master Fund

	For the year ended April 30, 2017	For the period from January 19, 2016[1] to April 30, 2016
Contributions	$1,943,132,148	$566,064,862
Withdrawals	(1,106,523,520)	(73,277,873)
Net increase in beneficial interest	$836,608,628	$492,786,989

Tax-Free Master Fund

	For the years ended April 30,
	2017	2016
Contributions	$3,412,226,666	$1,598,987,976
Withdrawals	(2,479,052,344)	(1,577,427,090)
Net increase in beneficial interest	$933,174,322	$21,560,886

[1]	Commencement of operations.

Master Trust

Notes to financial statements

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded, as of April 30, 2017, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2017, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2017, and since inception for the Government Master Fund and the Prime CNAV Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Master Trust

Report of independent registered public accounting firm

To the Interest holders and Board of Trustees of Master Trust

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (the five series constituting Master Trust (the “Trust”)) as of April 30, 2017, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2017 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund at April 30, 2017, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

New York, New York

June 29, 2017

Master Trust

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund and Prime CNAV Master Fund is available on a weekly basis at the same UBS Web address.

Proxy voting policies, procedures and record

You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

UBS Investor Funds

Supplemental information (unaudited)

Board of Trustees & Officers

The Funds are governed by a Board of Trustees which oversees each Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Funds’ Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Name, Address, and age	Position(s) held with trust	Term of office† and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorships held by Trustee
Meyer Feldberg††; 75 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee	Since 1998	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since 2005). Professor Feldberg also served as president of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promoted interaction with other cities around the world) (2007-2014). Prior to 2004, he was Dean and Professor of Management and Ethics of the Graduate School of Business at Columbia University (since 1989). From 1992 to 2016, Professor Feldberg was a director of Macy’s, Inc. (operator of department stores). From 1997 to 2017, Professor Feldberg was a director of Revlon, Inc. (cosmetics).	Professor Feldberg is a director or trustee of 15 investment companies (consisting of 55 portfolios) for which UBS AM or an affiliate serves as investment advisor or manager.	Professor Feldberg is also a director of the New York City Ballet.

UBS Investor Funds

Supplemental information (unaudited)

Independent Trustees

Name, Address, and age	Position(s) held with trust	Term of office† and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorships held by Trustee
Richard Q. Armstrong; 81 c/o Keith A. Weller Assistant Fund Secretary UBS Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee); Since 2004 (Chairman of the Board of Trustees)	Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since 1991 and principal occupation since 1995). Mr. Armstrong was president or chairman of a number of international packaged goods companies (responsible for such brands as Canada Dry, Dr. Pepper, Adirondack Beverages, and Moët Hennessey, among many others) (from 1982 to 1995).	Mr. Armstrong is a director or trustee of 10 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.	None
Alan S. Bernikow; 76 207 Benedict Ave. Staten Island, NY 10314	Trustee	Since 2005	Mr. Bernikow is retired. Previously, he was deputy chief executive officer at Deloitte & Touche (international accounting and consulting firm). From 2003 to March 2017, Mr. Bernikow was also a director of Destination XL Group, Inc. (menswear) (and served as a member of its nominating and corporate governance committee).	Mr. Bernikow is a director or trustee of 10 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of its compensation committee), the lead director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee). He is also the lead director of FCB Financial Holdings, Inc. (banking) (and serves as the chair of its audit committee and member of the nominating and governance committee and compensation committee).
Richard R. Burt; 70 McLarty Associates 900 17th Street NW, Washington, D.C. 20006	Trustee	Since 1998	Mr. Burt is a managing director of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009. Prior to 2007, he was chairman of Diligence Inc. (international information and risk management firm).	Mr. Burt is a director or trustee of 10 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe, Russia and Turkey Fund, Inc., The European Equity Fund, Inc. and The New Germany Fund, Inc. (and serves as a member of each such fund’s audit, nominating and governance committees).
Bernard H. Garil; 76 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a director or trustee of 10 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Garil is also a director of OFI Global Trust Company (commercial trust company), The Leukemia & Lymphoma Society (voluntary health organization) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

UBS Investor Funds

Supplemental information (unaudited)

Independent Trustees (concluded)

Name, Address, and age	Position(s) held with trust	Term of office† and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorships held by Trustee
Heather R. Higgins; 57 c/o Keith A. Weller Assistant Fund Secretary UBS Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or has served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).	Ms. Higgins is a director or trustee of 10 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.	None
David Malpass; 61 c/o Keith A. Weller Assistant Fund Secretary UBS Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee	Since 2014	Mr. Malpass is the president and founder of Encima Global, LLC (economic research and consulting) (since 2008). From 1993 until 2008, he was Chief Economist and Senior Managing Director of Bear, Stearns & Co. (financial services firm).	Mr. Malpass is a director or trustee of 10 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Malpass is also a director of New Mountain Finance Corp. (business development company) (and serves as a member of its audit committee).

UBS Investor Funds

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Joseph Allessie*; 51	Chief Compliance Officer	Since 2014	Mr. Allessie is a managing director (since 2015) (prior to which he was an executive director (from 2007 to 2015)) at UBS AM and UBS Asset Management (US) Inc. (collectively, “UBS AM—Americas region”). Mr. Allessie is head of compliance and operational risk control for the UBS Asset Management Division in the Americas with oversight for traditional and alternative investment businesses in Canada, the US and Cayman Islands. Prior to that he served as deputy general counsel of UBS AM—Americas region (from 2005 to 2014). Mr. Allessie is the chief compliance officer (prior to which he was interim chief compliance officer (from January to July 2014)) and had served as a vice president and assistant secretary (from 2005 to 2016) of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
Rose Ann Bubloski*; 49	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director (from 2008 to 2012)) and senior manager of registered fund product control of UBS AM—Americas region. She is vice president and assistant treasurer of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
Mark E. Carver*; 53	President	Since 2010	Mr. Carver is a managing director and head of product development and management for UBS AM—Americas region (since 2008). In this role, he oversees product development and management for both wholesale and institutional businesses. He is a member of the Americas Management Committee (since 2008) and the Regional Operating Committee (since 2008). Mr. Carver is president of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
Lisa N. DiPaolo*; 39	Vice President	Since 2015	Ms. DiPaolo is a director (since 2008) and portfolio manager (since 2015) at UBS AM—Americas region. Ms. DiPaolo joined UBS AM—Americas region in 2000 and has been a municipal securities analyst on the tax-free fixed income team. Ms. DiPaolo is a vice president of four investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Thomas Disbrow*; 51	Vice President and Treasurer	Since 2000 (Vice President); Since 2004 (Treasurer)	Mr. Disbrow is a managing director (since 2011) (prior to which he was an executive director (from 2007 to 2011)) and since January 2016 is global head of registered fund product control (prior to which he was head of the North American fund treasury administration department of UBS AM—Americas region (from 2011-2015)). Mr. Disbrow is a vice president and treasurer and/or principal accounting officer of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
Elbridge T. Gerry III*; 60	Vice President	Since 1999	Mr. Gerry is a managing director and co-head of municipal investments of UBS AM—Americas region (head from 2001 to June 2017; co-head from June 2017 to present). Mr. Gerry is a vice president of four investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Charles W. Grande*; 53	Vice President	Since May 2017	Mr. Grande is a managing director, co-head of municipal investments (since June 2017) and head of municipal credit research (since 2009) with UBS AM—Americas region. Mr. Grande is a vice president of two investment companies (consisting of 25 portfolios) for which UBS AM serves as investment advisor or manager.
Mark F. Kemper**; 59	Vice President and Secretary	Since 2004	Mr. Kemper is a managing director and general counsel of UBS AM—Americas region (since 2006 and 2004 respectively). He has been secretary or assistant secretary of UBS AM (Americas) Inc., and UBS Asset Management Trust Company (since 1993). Mr. Kemper is vice president and secretary of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager. Mr. Kemper is employed by UBS Business Solutions US LLC.

UBS Investor Funds

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Joanne M. Kilkeary*; 49	Vice President and Assistant Treasurer	Since 2004	Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director (from 2008 to 2013)) and a senior manager (since 2004) of registered fund product control of UBS AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
Tammie Lee*; 46	Vice President and Assistant Secretary	Since 2005	Ms. Lee is an executive director with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region (since 2010) (prior to which she was a director (from 2005 to 2010)) and associate general counsel (since 2005). Ms. Lee is a vice president and assistant secretary of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
William T. MacGregor*; 41	Vice President and Assistant Secretary	Since 2015	Mr. MacGregor is an executive director and deputy general counsel with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region (since September 2015). From June 2012 through July 2015, Mr. MacGregor was Senior Vice President, Secretary and Associate General Counsel of AXA Equitable Funds Management Group, LLC and from May 2008 through July 2015, Mr. MacGregor was Lead Director and Associate General Counsel of AXA Equitable Life Insurance Company. Mr. MacGregor is a vice president and assistant secretary of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
Ryan Nugent*; 39	Vice President	Since 2009	Mr. Nugent is an executive director (since 2017) (prior to which he was a director (since 2010)), portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS AM—Americas region. Mr. Nugent is a vice president of four investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Nancy Osborn*; 51	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a senior manager of registered fund product control of UBS AM—Americas region (since 2006). Mrs. Osborn is a vice president and assistant treasurer of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
Robert Sabatino**; 43	Vice President	Since 2001	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director (from 2007 to 2010)), global head of liquidity, portfolio management (since 2015), head of US taxable money markets (from 2009 to 2015), and portfolio manager of UBS AM—Americas region in the short duration fixed income group (since 2001). Mr. Sabatino is a vice president of four investment companies (consisting of 29 portfolios) for which UBS AM serves as investment advisor or manager.
Eric Sanders*; 51	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
David Walczak**; 33	Vice President	Since 2016	Mr. Walczak is an executive director (since January 2016), head of US taxable money markets (since January 2015) and portfolio manager of UBS AM—Americas region. Mr. Walczak is a vice president of five investment companies (consisting of 44 portfolios) for which UBS AM serves as investment advisor or manager.
Keith A. Weller*; 55	Vice President and Assistant Secretary	Since 1998	Mr. Weller is an executive director and senior associate general counsel with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.

UBS Investor Funds

Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Mandy Yu*; 33	Vice President	Since 2013	Ms. Yu is an associate director (since 2015) (prior to which she was an authorized officer (from 2012 to 2015)) and tax compliance manager (since 2013) of registered fund product control of UBS AM—Americas region. She was a fund treasury manager (from 2012 to 2013) and a mutual fund administrator (from 2007 to 2012) for UBS AM—Americas region. Ms. Yu is a vice president of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.

*	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
**	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.
†	Each trustee holds office for an indefinite term. Officers are appointed by the trustees and serve at the pleasure of the Board.
††	Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), because he is a senior advisor to Morgan Stanley, a financial services firm with which the Funds may conduct transactions.

Trustees

Richard Q. Armstrong

Chairman

Alan S. Bernikow

Richard R. Burt

Meyer Feldberg

Bernard H. Garil

Heather R. Higgins

David Malpass

Principal Officers

Mark E. Carver

President

Mark F. Kemper

Vice President and Secretary

Thomas Disbrow

Vice President and Treasurer

Lisa DiPaolo

Vice President

Elbridge T. Gerry III

Vice President

Robert Sabatino

Vice President

David J. Walczak

Vice President

Administrator (and Manager for the Master Funds)

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter (for the feeder funds)

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

©UBS 2017. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S1149

UBS Preferred Funds

Annual Report  |  April 30, 2017

Includes:

•	UBS Select Prime Preferred Fund
•	UBS Select Government Preferred Fund
•	UBS Select Treasury Preferred Fund
•	UBS Prime Preferred Fund
•	UBS Tax-Free Preferred Fund

UBS Preferred Funds

June 16, 2017

Dear Shareholder,

We present you with the annual report for the UBS Preferred Series of Funds, namely UBS Select Prime Preferred Fund, UBS Select Government Preferred Fund, UBS Select Treasury Preferred Fund, UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund (the “Funds”) for the 12 months (or since commencement period for UBS Select Government Preferred Fund) ended April 30, 2017 (the “reporting period”).

Performance

In December 2016, the US Federal Reserve Board raised the federal funds rate from a range between 0.25% and 0.50% to a range between 0.50% and 0.75%. In March 2017, rates were raised to a range between 0.75% and 1.00%. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) While the yields on a wide range of short-term investments moved higher over the period, yields still remained low by historical comparison. As a result, the Funds’ yields remained low during the reporting period.

The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

•	UBS Select Prime Preferred Fund: 1.05% as of April 30, 2017, versus 0.42% on April 30, 2016.

•	UBS Select Government Preferred Fund: 0.66% as of April 30, 2017.

•	UBS Select Treasury Preferred Fund: 0.66% as of April 30, 2017, versus 0.19% on April 30, 2016.

•	UBS Prime Preferred Fund: 0.93% as of April 30, 2017, versus 0.42% on April 30, 2016.

•	UBS Tax-Free Preferred Fund: 0.75% as of April 30, 2017, versus 0.19% on April 30, 2016.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on pages 7 and 8.

An interview with the Portfolio Managers

Q.	How would you describe the economic environment during the reporting period?
A.	The US economy faced a number of headwinds but overcame these challenges and continued to expand during the reporting period. That being said, the overall pace of growth was fairly tepid. The US Commerce Department reported that gross domestic product (“GDP”) grew at a 1.4% seasonally adjusted annualized rate during the second quarter of 2016. GDP growth then improved to a 3.5% rate during the

UBS Select Prime Preferred Fund

UBS Select Government Preferred Fund

UBS Select Treasury Preferred Fund

UBS Prime Preferred Fund

Investment goals

(all four Funds):

Maximum current income consistent with liquidity and the preservation of capital

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

UBS Select Government Preferred Fund—June 28, 2016;

UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund—August 28, 2007

UBS Prime Preferred Fund—January 19, 2016

Dividend Payments:

Monthly

UBS Tax-Free Preferred Fund

Investment goal:

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio Managers:

Elbridge T. Gerry III

Lisa M. DiPaolo

UBS Asset Management (Americas) Inc.

Commencement:

August 28, 2007

Dividend Payments:

Monthly

1

UBS Preferred Funds

third quarter—the strongest reading since the third quarter of 2014. GDP growth then moderated to a 2.1% rate during the fourth quarter. Finally, first quarter 2017 GDP grew at a 1.2% rate based on the US Commerce Department’s second estimate.[1]

Q.	How did the Fed react to the economic environment?
A.	After taking its first step toward normalizing monetary policy in late 2015, the US Federal Reserve Board (“Fed”) kept the fed funds rate unchanged until December 2016, when it increased rates 0.25% to a range between 0.50% and 0.75%. After keeping rates unchanged at its first meeting in 2017, the Fed again raised rates 0.25%, to a range between 0.75% and 1.00%, at its meeting that concluded on March 15, 2017. In its statement following the March meeting the Fed said, “The Committee expects that economic conditions will evolve in a manner that will warrant gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run. However, the actual path of the federal funds rate will depend on the economic outlook as informed by incoming data.” At its meeting in June 2017, after the end of the reporting period, the fed raised rates 0.25% to a range between 1.00% and 1.25%.

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.	Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the Government Master Fund, the Treasury Master Fund, the Prime CNAV Master Fund and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•	For the Prime Master Fund in which UBS Select Prime Preferred Fund invests, we tactically adjusted its weighted average maturity (WAM)—which is the weighted average maturity of the securities in the portfolio—throughout the 12-month review period. When the reporting period began, the Master Fund had a WAM of 42 days. By the end of the period, the Master Fund’s WAM was 25 days.

At the issuer level, we maintained a high level of diversification, investing in smaller positions with the goal of reducing risk and keeping the Master Fund highly liquid. To that end, we typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (The Master Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

At the security level, we increased the Master Fund’s exposures to repurchase agreements and commercial paper, while modestly adding to its position in time deposits. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.) Conversely, we decreased its exposure to certificates of deposit. Finally, we eliminated its allocations to US government and agency obligations, other short-term corporate obligations and non-US government obligations.

•	The inception date for the Master Fund in which UBS Select Government Preferred Fund invests was June 24, 2016. (UBS Select Government Preferred Fund itself commenced operations on June 28, 2016.) We tactically adjusted its WAM, and at the end of the reporting period, the Master Fund’s WAM was 56 days. At the security level, the Master Fund’s largest exposure was in direct government and agency obligations, followed by repurchase agreements backed by government securities.

•	The WAM for the Master Fund in which UBS Select Treasury Preferred Fund invests was 59 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end on April 30, 2017, it was 49 days. At the security level, we increased the Master Fund’s exposure to repurchase agreements backed by government securities and reduced its exposure to direct US government obligations.

[1]	Based on the Commerce Department’s second estimate announced on May 26, 2017, after the reporting period had ended.

2

UBS Preferred Funds

•	The WAM for the Prime CNAV Master Fund in which UBS Prime Preferred Fund invests was 31 days when the reporting period began. We tactically adjusted its WAM, and at the end of the reporting period, the Master Fund’s WAM was 26 days. Over the review period, we increased the Master Fund’s allocation to repurchase agreements and modestly added to its exposures to time deposits and certificates of deposit. Conversely, we meaningfully reduced its allocation to commercial paper and slightly pared its exposure to US government and agency obligations.

•	The WAM for the Master Fund in which UBS Tax-Free Preferred Fund invests was six days when the reporting period began. We tactically adjusted the Master Fund’s WAM based on market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period, its WAM was also six days. Over the review period, we significantly increased the Master Fund’s allocation to municipal bonds and notes, and significantly reduced its exposure to tax-exempt commercial paper.

Q.	What factors do you believe will affect the Funds over the coming months?
A.	We believe the US economy has enough momentum to continue expanding, albeit at a relatively modest pace. In our view, inflation will remain fairly well contained. In such an environment, we feel the Fed will be true to its word and take a slow and deliberate pace in terms of raising interest rates. We anticipate continuing to manage the Funds focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds, please contact your financial advisor, or visit us at www.ubs.com/am-us.*

Sincerely,

Mark E. Carver

President—UBS Money Series

UBS Select Prime Preferred Fund

UBS Select Government Preferred Fund

UBS Select Treasury Preferred Fund

UBS Prime Preferred Fund

UBS Tax-Free Preferred Fund

Managing Director

UBS Asset Management

(Americas) Inc.

Lisa DiPaolo Portfolio Manager— UBS Tax-Free Preferred Fund Director UBS Asset Management (Americas) Inc.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/am-us.

3

UBS Preferred Funds

Robert Sabatino

Portfolio Manager—

UBS Select Prime Preferred Fund

UBS Select Government Preferred Fund

UBS Select Treasury Preferred Fund

UBS Prime Preferred Fund

Managing Director

UBS Asset Management

(Americas) Inc.

David J. Walczak

Portfolio Manager—

UBS Select Prime Preferred Fund

UBS Select Government Preferred Fund

UBS Select Treasury Preferred Fund

UBS Prime Preferred Fund

Executive Director

UBS Asset Management

(Americas) Inc.

Elbridge T. Gerry III Portfolio Manager— UBS Tax-Free Preferred Fund Managing Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the 12-month (or since inception) period ended April 30, 2017. The views and opinions in the letter were current as of June 16, 2017. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

4

UBS Preferred Funds

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2016 to April 30, 2017.

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

5

UBS Preferred Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

	Beginning account value November 1, 2016	Ending account value[2] April 30, 2017	Expenses paid during period[3] 11/01/16 to 04/30/17	Expense ratio during the period
UBS Select Prime Preferred Fund
Actual	$1,000.00	$1,004.30	$0.25	0.05%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.55	0.25	0.05

	Beginning account value November 1, 2016	Ending account value[2] April 30, 2017	Expenses paid during period[3] 11/01/16 to 04/30/17	Expense ratio during the period
UBS Select Government Preferred Fund
Actual	$1,000.00	$1,002.50	$0.45	0.09%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.35	0.45	0.09

	Beginning account value November 1, 2016	Ending account value[2] April 30, 2017	Expenses paid during period[3] 11/01/16 to 04/30/17	Expense ratio during the period
UBS Select Treasury Preferred Fund
Actual	$1,000.00	$1,002.20	$0.70	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.10	0.70	0.14

	Beginning account value November 1, 2016	Ending account value[2] April 30, 2017	Expenses paid during period[3] 11/01/16 to 04/30/17	Expense ratio during the period
UBS Prime Preferred Fund
Actual	$1,000.00	$1,003.70	$0.70	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.10	0.70	0.14

	Beginning account value November 1, 2016	Ending account value[2] April 30, 2017	Expenses paid during period[3] 11/01/16 to 04/30/17	Expense ratio during the period
UBS Tax-Free Preferred Fund
Actual	$1,000.00	$1,002.60	$0.70	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.10	0.70	0.14

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.
[2]	“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.
[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

6

UBS Preferred Funds

Yields and characteristics at a glance—April 30, 2017 (unaudited)

UBS Select Prime Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	1.05%
Seven-day effective yield after fee waivers[1]	1.05
Seven-day current yield before fee waivers[1]	0.93
Seven-day effective yield before fee waivers[1]	0.93
Weighted average maturity[2]	25 days

Table footnotes are on page 8.

You could lose money by investing in UBS Select Prime Preferred Fund. Because the price of interests in the related money market master fund will fluctuate, when you sell your shares of UBS Select Prime Preferred Fund, your shares of UBS Select Prime Preferred Fund may be worth more or less than what you originally paid for them. The related money market master fund may impose a fee upon sale of your shares of UBS Select Prime Preferred Fund or may temporarily suspend your ability to sell shares of UBS Select Prime Preferred Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Select Prime Preferred Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Prime Preferred Fund’s sponsor has no legal obligation to provide financial support to UBS Select Prime Preferred Fund, and you should not expect that the fund’s sponsor will provide financial support to UBS Select Prime Preferred Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

UBS Select Government Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.66%
Seven-day effective yield after fee waivers[1]	0.66
Seven-day current yield before fee waivers[1]	0.62
Seven-day effective yield before fee waivers[1]	0.62
Weighted average maturity[2]	56 days

Table footnotes are on page 8.

UBS Select Treasury Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.66%
Seven-day effective yield after fee waivers[1]	0.66
Seven-day current yield before fee waivers[1]	0.62
Seven-day effective yield before fee waivers[1]	0.62
Weighted average maturity[2]	49 days

Table footnotes are on page 8.

You could lose money by investing in UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. An investment in UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Government Preferred Fund’s sponsor and UBS Select Treasury Preferred Fund’s sponsor has no legal obligation to provide financial support to UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

7

UBS Preferred Funds

Yields and characteristics at a glance—April 30, 2017 (unaudited) (concluded)

UBS Prime Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.93%
Seven-day effective yield after fee waivers[1]	0.93
Seven-day current yield before fee waivers[1]	0.89
Seven-day effective yield before fee waivers[1]	0.89
Weighted average maturity[2]	26 days

UBS Tax-Free Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.75%
Seven-day effective yield after fee waivers[1]	0.75
Seven-day current yield before fee waivers[1]	0.71
Seven-day effective yield before fee waivers[1]	0.71
Weighted average maturity[2]	6 days

Investments in UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund are intended to be limited to accounts beneficially owned by natural persons. UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund reserve the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. The related money market master funds may impose a fee upon sale of your shares of UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund or may temporarily suspend your ability to sell shares of UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Prime Preferred Fund’s sponsor and UBS Tax-Free Preferred Fund’s sponsor has no legal obligation to provide financial support to UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund and you should not expect that the funds’ sponsor will provide financial support to UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.
[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

8

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9

UBS Preferred Funds

Statement of assets and liabilities

April 30, 2017

UBS Select Prime Preferred Fund
Assets:
Investment in Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (each a “Master Fund”), at value (cost—$600,054,985; $4,101,112,327; $10,361,865,952; $503,321,289 and $900,396,533, respectively, which approximates cost for federal income tax purposes)	$600,187,426
Receivable from affiliate	5,382
Total assets	600,192,808

Liabilities:
Dividends payable to shareholders	432,957
Payable to affiliate	—
Total liabilities	432,957

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 599,625,478; 4,098,657,567; 10,356,038,547; 502,929,120 and 899,844,751 outstanding, respectively	599,625,531
Accumulated net realized gain	1,879
Net unrealized appreciation	132,441
Net assets	$599,759,851
Net asset value per share	$1.0002

10

UBS Preferred Funds

UBS Select Government Preferred Fund	UBS Select Treasury Preferred Fund	UBS Prime Preferred Fund	UBS Tax-Free Preferred Fund

$4,101,112,327	$10,361,865,951	$503,321,289	$900,396,533
—	—	—	—
$4,101,112,327	$10,361,865,951	$503,321,289	$900,396,533

2,227,364	5,444,789	380,212	528,407
134,524	315,822	11,335	23,375
2,361,888	5,760,611	391,547	551,782

$4,098,657,567	$10,356,038,547	$502,929,120	$899,844,706
92,872	66,793	622	45
—	—	—	—
$4,098,750,439	$10,356,105,340	$502,929,742	$899,844,751
$1.00	$1.00	$1.00	$1.00

See accompanying notes to financial statements.

11

UBS Preferred Funds

Statement of operations

For the year ended April 30, 2017

UBS Select Prime Preferred Fund
Investment income:
Interest income allocated from Master Fund	$19,243,738
Expenses allocated from Master Fund	(3,357,661)
Expense waiver allocated from Master Fund	137,782
Net investment income allocated from Master Fund	16,023,859
Expenses:
Administration fees	2,647,829
Trustees’ fees	37,674
2,685,503
Fee waivers by administrator	(1,452,697)
Net expenses	1,232,806
Net investment income	14,791,053
Net realized gain allocated from Master Fund	735,884
Net change in unrealized appreciation allocated from Master Fund	132,441
Net increase in net assets resulting from operations	$15,659,378

12

UBS Preferred Funds

UBS Select Government Preferred Fund[1]	UBS Select Treasury Preferred Fund	UBS Prime Preferred Fund	UBS Tax-Free Preferred Fund

$16,718,041	$36,537,502	$2,923,104	$2,674,951
(2,989,056)	(7,257,872)	(386,526)	(401,310)
567,811	—	—	—
14,296,796	29,279,630	2,536,578	2,273,641

2,349,255	5,725,240	285,881	297,510
40,282	79,854	23,246	23,464
2,389,537	5,805,094	309,127	320,974
(2,129,275)	(2,902,598)	(154,564)	(160,512)
260,262	2,902,496	154,563	160,462
14,036,534	26,377,134	2,382,015	2,113,179
109,400	95,939	2,645	—
—	—	—	—
$14,145,934	$26,473,073	$2,384,660	$2,113,179

[1]	Commenced operations on June 28, 2016.

See accompanying notes to financial statements.

13

UBS Preferred Funds

Statement of changes in net assets

	UBS Select Prime Preferred Fund
	For the years ended April 30,
	2017	2016
From operations:

Net investment income	$14,791,053	$14,446,837
Net realized gains	735,884	97,891
Net change in unrealized appreciation	132,441	—
Net increase in net assets resulting from operations	15,659,378	14,544,728
Dividends and distributions to shareholders from:

Net investment income	(14,791,053)	(14,446,837)
Net realized gains	(770,250)	(95,230)
Total dividends and distributions to shareholders	(15,561,303)	(14,542,067)
Net increase (decrease) in net assets from beneficial interest transactions	(6,587,886,057)	1,838,364,465
Net increase (decrease) in net assets	(6,587,787,982)	1,838,367,126
Net assets:

Beginning of year	7,187,547,833	5,349,180,707
End of year	$599,759,851	$7,187,547,833
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements.

14

UBS Preferred Funds

Statement of changes in net assets

UBS Select Government Preferred Fund
For the period from June 28, 2016[1] to April 30, 2017
From operations:

Net investment income	$14,036,534
Net realized gains	109,400
Net increase in net assets resulting from operations	14,145,934
Dividends and distributions to shareholders from:

Net investment income	(14,036,534)
Net realized gains	(16,528)
Total dividends and distributions to shareholders	(14,053,062)
Net increase in net assets from beneficial interest transactions	4,098,657,567
Net increase in net assets	4,098,750,439
Net assets:

Beginning of period	—
End of period	$4,098,750,439
Accumulated undistributed net investment income	$—

[1]	Commencement of operations.

See accompanying notes to financial statements.

15

UBS Preferred Funds

Statement of changes in net assets

	UBS Select Treasury Preferred Fund
	For the years ended April 30,
	2017	2016
From operations:

Net investment income	$26,377,134	$3,013,591
Net realized gains	95,939	356,168
Net increase in net assets resulting from operations	26,473,073	3,369,759
Dividends and distributions to shareholders from:

Net investment income	(26,377,134)	(3,013,591)
Net realized gains	(84,859)	(407,155)
Total dividends and distributions to shareholders	(26,461,993)	(3,420,746)
Net increase in net assets from beneficial interest transactions	5,362,287,977	399,616,466
Net increase in net assets	5,362,299,057	399,565,479
Net assets:

Beginning of year	4,993,806,283	4,594,240,804
End of year	$10,356,105,340	$4,993,806,283
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements.

16

UBS Preferred Funds

Statement of changes in net assets

	UBS Prime Preferred Fund
	For the year ended April 30, 2017	For the period from January 19, 2016[1] to April 30, 2016
From operations:

Net investment income	$2,382,015	$125,820
Net realized gains	2,645	—
Net increase in net assets resulting from operations	2,384,660	125,820
Dividends and distributions to shareholders from:

Net investment income	(2,382,015)	(125,820)
Net realized gains	(2,023)	—
Total dividends and distributions to shareholders	(2,384,038)	(125,820)
Net increase in net assets from beneficial interest transactions	309,183,106	193,746,014
Net increase in net assets	309,183,728	193,746,014
Net assets:

Beginning of period	193,746,014	—
End of period	$502,929,742	$193,746,014
Accumulated undistributed net investment income	$—	$—

[1]	Commencement of operations.

See accompanying notes to financial statements.

17

UBS Preferred Funds

Statement of changes in net assets

	UBS Tax-Free Preferred Fund
	For the years ended April 30,
	2017	2016
From operations:

Net investment income	$2,113,179	$7,479
Net realized gains	—	1,795
Net increase in net assets resulting from operations	2,113,179	9,274
Dividends and distributions to shareholders from:

Net investment income	(2,113,179)	(7,479)
Net realized gains	(207)	(2,265)
Total dividends and distributions to shareholders	(2,113,386)	(9,744)
Net increase (decrease) in net assets from beneficial interest transactions	872,357,496	(10,471,211)
Net increase (decrease) in net assets	872,357,289	(10,471,681)
Net assets:

Beginning of year	27,487,462	37,959,143
End of year	$899,844,751	$27,487,462
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements.

18

UBS Select Prime Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$1.0000	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0061	0.002	0.001	0.001	0.002
Net realized and unrealized gains	0.0011	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.0072	0.002	0.001	0.001	0.002
Dividends from net investment income	(0.0061)	(0.002)	(0.001)	(0.001)	(0.002)
Distributions from net realized gains	(0.0009)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.0070)	(0.002)	(0.001)	(0.001)	(0.002)
Net asset value, end of year	$1.0002	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.72%	0.21%	0.07%	0.07%	0.15%
Ratios to average net assets:
Expenses before fee waivers[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers[3]	0.13%	0.14%	0.14%	0.14%	0.14%
Net investment income[3]	0.44%	0.21%	0.07%	0.07%	0.15%
Supplemental data:
Net assets, end of year (000’s)	$599,760	$7,187,548	$5,349,181	$6,456,726	$7,813,076

[1]	Amount represents less than $0.0005 per share.
[2]	Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements.

19

UBS Select Government Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

For the period from June 28, 2016[1] to April 30, 2017
Net asset value, beginning of period	$1.00
Net investment income	0.003
Net realized gains	0.000 [2]
Net increase from operations	0.003
Dividends from net investment income	(0.003)
Distributions from net realized gains	(0.000)[2]
Total dividends and distributions	(0.003)
Net asset value, end of period	$1.00
Total investment return[3]	0.34%
Ratios to average net assets:
Expenses before fee waivers[4]	0.18%[5]
Expenses after fee waivers[4]	0.09%[5]
Net investment income[4]	0.47%[5]
Supplemental data:
Net assets, end of period (000’s)	$4,098,750

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]	Total investment return is calculated assuming a $10,000 investment on the first day of the period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of the period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

20

UBS Select Treasury Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.003	0.001	0.000 [1]	0.000 [1]	0.000 [1]
Net realized gains	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.003	0.001	0.000 [1]	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.003)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.003)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.34%	0.07%	0.01%	0.01%	0.02%
Ratios to average net assets:
Expenses before fee waivers[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers[3]	0.14%	0.10%	0.06%	0.06%	0.13%
Net investment income[3]	0.36%	0.06%	0.01%	0.01%	0.02%
Supplemental data:
Net assets, end of year (000’s)	$10,356,105	$4,993,806	$4,594,241	$5,466,450	$4,858,387

[1]	Amount represents less than $0.0005 per share.
[2]	Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements.

21

UBS Prime Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Year ended April 30, 2017	For the period from January 19, 2016[1] to April 30, 2016
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.006	0.001
Net realized gains	0.000 [2]	—
Net increase from operations	0.006	0.001
Dividends from net investment income	(0.006)	(0.001)
Distributions from net realized gains	(0.000)[2]	—
Total dividends and distributions	(0.006)	(0.001)
Net asset value, end of period	$1.00	$1.00
Total investment return[3]	0.58%	0.11%
Ratios to average net assets:
Expenses before fee waivers[4]	0.18%	0.18%[5]
Expenses after fee waivers[4]	0.14%	0.04%[5]
Net investment income[4]	0.62%	0.39%[5]
Supplemental data:
Net assets, end of period (000’s)	$502,930	$193,746

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

22

UBS Tax-Free Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.004	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net realized gains	—	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.004	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.004)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.004)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.42%	0.03%	0.04%	0.02%	0.04%
Ratios to average net assets:
Expenses before fee waivers[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers[3]	0.14%	0.04%	0.04%	0.07%	0.13%
Net investment income[3]	0.53%	0.02%	0.01%	0.01%	0.03%
Supplemental data:
Net assets, end of year (000’s)	$899,845	$27,487	$37,959	$35,870	$206,558

[1]	Amount represents less than $0.0005 per share.
[2]	Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements.

23

UBS Preferred Funds

Notes to financial statements

Organization and significant accounting policies

UBS Select Prime Preferred Fund (“Prime Preferred Fund”), UBS Select Government Preferred Fund (“Government Preferred Fund”), UBS Select Treasury Preferred Fund (“Treasury Preferred Fund”), UBS Prime Preferred Fund (“Prime CNAV Preferred Fund”), and UBS Tax-Free Preferred Fund (“Tax-Free Preferred Fund”) (formerly UBS Select Tax-Free Preferred Fund) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty series. The financial statements for the other series of the Trust are not included herein.

Prime Preferred Fund, Government Preferred Fund, Treasury Preferred Fund, Prime CNAV Preferred Fund, and Tax-Free Preferred Fund are “feeder funds” that invest substantially all of their assets in “master funds”—Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund, respectively (each a “Master Fund”, collectively, the “Master Funds” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives.

Prime Preferred Fund, Treasury Preferred Fund, and Tax-Free Preferred Fund commenced operations on August 28, 2007. Prime CNAV Preferred Fund commenced operations on January 19, 2016 and Government Preferred Fund commenced operations on June 28, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds and the administrator for the feeder funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects each Fund’s proportionate interest in the net assets of its corresponding Master Fund (18.99% for Prime Preferred Fund, 23.60% for Government Preferred, 56.95% for Treasury Preferred Fund, 37.66% for Prime CNAV Preferred Fund, and 38.85% for Tax-Free Preferred Fund at April 30, 2017).

All of the net investment income and realized and unrealized gains and losses from investment activities of each Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Funds’ financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

24

UBS Preferred Funds

Notes to financial statements

In August 2014, the FASB issued Accounting Standard Update No. 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40): “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern” (“ASU 2014-15”). The update provides guidance about management’s responsibility to evaluate whether there is substantial doubt about the entity’s ability to continue as a going concern and to provide related footnote disclosure. Management has evaluated relevant conditions and events, which are known and reasonably knowable, and has determined that there are no conditions and events that raise substantial doubt about the Fund’s ability to continue as a going concern.

The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Floating net asset value per share fund—Until October 11, 2016, Prime Preferred Fund sought to maintain a stable price of $1.00 per share. Effective October 11, 2016, consistent with amendments to Rule 2a-7 under the 1940 Act, Prime Preferred Fund calculates its net asset value to four decimals (e.g., $1.0000) using market-based pricing and expects that its share price will fluctuate.

Constant net asset value per share funds—Government Preferred Fund, Treasury Preferred Fund, Prime CNAV Preferred Fund, and Tax-Free Preferred Fund (collectively the “Constant NAV Funds”) attempt to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Constant NAV Funds will be able to maintain a stable net asset value of $1.00 per share. The Constant NAV Funds have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable each to do so. Government Preferred Fund and Treasury Preferred Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7 under the 1940 Act, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As “government money market funds”, Government Preferred Fund and Treasury Preferred Fund are permitted to seek to maintain a stable price per share. Effective October 14, 2016, Prime CNAV Preferred Fund and Tax-Free Preferred Fund became “retail money market funds”. Under Rule 2a-7 under the 1940 Act, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “retail money market funds”, Prime CNAV Preferred Fund and Tax-Free Preferred Fund are permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—Effective October 14, 2016, consistent with Rule 2a-7 under the 1940 Act, Prime Preferred Fund, Prime CNAV Preferred Fund and Tax-Free Preferred Fund may be subject to the possible imposition of a liquidity fee and/or temporary redemption gate. Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund may impose a fee upon the sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. For the period ended April 30, 2017, Prime Preferred Fund, Prime CNAV Preferred Fund and Tax-Free Preferred Fund were not subject to any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Preferred Fund and Treasury Preferred Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Funds’ Board of Trustees (the “Board”) may elect to subject Government Preferred Fund and Treasury Preferred Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which

25

UBS Preferred Funds

Notes to financial statements

may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Administrator

UBS AM serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate, as a percentage of each Fund’s average daily net assets:

Fund	Administration fee
Prime Preferred Fund	0.08%
Government Preferred Fund	0.08
Treasury Preferred Fund	0.08
Prime CNAV Preferred Fund	0.08
Tax-Free Preferred Fund	0.08

At April 30, 2017, each Fund owed UBS AM for administrative services as follows:

Fund	Amounts owed to UBS AM
Prime Preferred Fund	$42,369
Government Preferred Fund	295,460
Treasury Preferred Fund	675,877
Prime CNAV Preferred Fund	33,695
Tax-Free Preferred Fund	59,017

In exchange for these fees, UBS AM has agreed to bear all of the Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be less than 0.01% of each Fund’s average daily net assets. At April 30, 2017, UBS AM was obligated to reduce its administration fees, otherwise receivable by UBS AM, for independent trustees’ fees as follows:

Fund
Prime Preferred Fund	$5,381
Government Preferred Fund	13,207
Treasury Preferred Fund	22,120
Prime CNAV Preferred Fund	5,522
Tax-Free Preferred Fund	6,134

The Funds and UBS AM have entered into written fee waiver agreements pursuant to which UBS AM is contractually obligated to waive its administration fees so that the total ordinary operating expenses of the Funds through August 31, 2017, do not exceed 0.14%. The fee waiver agreement may be terminated by the Funds’ Board at any time and also will terminate automatically upon the expiration or termination of the Funds’ contract with UBS AM.

26

UBS Preferred Funds

Notes to financial statements

At April 30, 2017, UBS AM owed the Funds, and for the period ended April 30, 2017, UBS was contractually obligated to waive, as follows, and such waived amounts are not subject to future recoupment:

Fund	Amounts owed by UBS AM	Amounts waived by UBS AM
Prime Preferred Fund	$21,185	$1,342,606
Government Preferred Fund	147,729	1,194,778
Treasury Preferred Fund	337,935	2,902,598
Prime CNAV Preferred Fund	16,838	154,564
Tax-Free Preferred Fund	29,508	160,487

In addition to the above written fee waiver, effective November 1, 2016 through June 30, 2017, with respect to Prime Preferred Fund only, UBS AM had agreed to voluntarily waive an additional 0.04% of its administrative fees. At April 30, 2017, UBS AM owed Prime Preferred Fund, and for the period ending April 30, 2017, UBS AM voluntarily waived, the below amounts, which are not subject to future recoupment:

Fund	Amount owed by UBS AM	Amount waived by UBS AM
Prime Preferred Fund	$21,185	$110,091

Effective August 22, 2016 through February 28, 2017, with respect to Government Preferred Fund only, UBS AM had agreed to voluntarily waive an additional 0.04% of its administrative fees. Effective March 1, 2017 through March 31, 2017, UBS AM had agreed to voluntarily waive an additional 0.02% of its administrative fees. At April 30, 2017, UBS AM owed Government Preferred Fund, and for the period ending April 30, 2017, UBS AM voluntarily waived, the below amounts, which are not subject to future recoupment:

Fund	Amount owed by UBS AM	Amount waived by UBS AM
Government Preferred Fund	$—	$934,497

In addition, UBS AM may voluntarily undertake to waive fees in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2017, UBS AM did not owe the Funds pursuant to this voluntary undertaking and for the fiscal year ended April 30, 2017, UBS AM voluntarily waived the below amount, which is not subject to future recoupment:

Fund	Amount owed by UBS AM	Amount waived by UBS AM
Tax-Free Preferred Fund	$—	$25

27

UBS Preferred Funds

Notes to financial statements

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, for which the NAV per share was at $1.00 per share until and including October 10, 2016 and for which the NAV per share has fluctuated since October 11, 2016, were as follows:

Prime Preferred Fund

	For the years ended April 30,
	2017		2016
	Shares	Amount	Shares	Amount
Shares sold	70,730,288,219	$70,730,600,900	206,098,659,666	$206,098,659,666
Shares repurchased	(77,329,661,560)	(77,329,974,403)	(204,268,557,460)	(204,268,557,460)
Dividends reinvested	11,487,231	11,487,446	8,262,259	8,262,259
Net increase (decrease)	(6,587,886,110)	$(6,587,886,057)	1,838,364,465	$1,838,364,465

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

Government Preferred Fund

For the period from June 28, 2016[1] to April 30, 2017
Shares sold	114,487,891,326
Shares repurchased	(110,395,659,654)
Dividends reinvested	6,425,895
Net increase in shares outstanding	4,098,657,567

Treasury Preferred Fund

	For the years ended April 30,
	2017	2016
Shares sold	41,570,907,773	34,699,324,245
Shares repurchased	(36,228,669,949)	(34,302,207,893)
Dividends reinvested	20,050,153	2,500,114
Net increase in shares outstanding	5,362,287,977	399,616,466

Prime CNAV Preferred Fund

	For the year ended April 30, 2017	For the period from January 19, 2016[1] to April 30, 2016
Shares sold	956,323,307	199,988,762
Shares repurchased	(649,151,582)	(6,306,663)
Dividends reinvested	2,011,381	63,915
Net increase in shares outstanding	309,183,106	193,746,014

[1]	Commencement of operations.

28

UBS Preferred Funds

Notes to financial statements

Tax-Free Preferred Fund

	For the years ended April 30,
	2017	2016
Shares sold	1,351,677,621	9,381,989
Shares repurchased	(480,683,885)	(19,859,328)
Dividends reinvested	1,363,760	6,128
Net increase (decrease) in shares outstanding	872,357,496	(10,471,211)
Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by Prime Preferred Fund, Treasury Preferred Fund and Prime CNAV Preferred Fund during the fiscal years ended April 30, 2017 and April 30, 2016, was ordinary income. The tax character of distributions paid to shareholders by Government Preferred Fund during the fiscal period ended April 30, 2017, was ordinary income. The tax character of distributions paid to shareholders by Tax-Free Preferred Fund during the fiscal years ended April 30, 2017 and April 30, 2016, was 99.96% and 68.61% tax-exempt income, 0.03% and 8.14% ordinary income, and 0.01% and 23.25% long-term capital gain, respectively.

At April 30, 2017, the components of accumulated earnings (deficit) on a tax basis were (1) undistributed ordinary income of $434,836 and unrealized appreciation of $132,441 for Prime Preferred Fund, (2) undistributed ordinary income of $2,320,236 for Government Preferred Fund (3) undistributed ordinary income of $5,511,582 for Treasury Preferred Fund, (4) undistributed ordinary income of $380,834 for Prime CNAV Preferred Fund, (5) undistributed tax exempt income of $528,452 for Tax-Free Preferred Fund.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after December 22, 2010, may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. As of April 30, 2017, none of the Funds had capital loss carryforwards.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of April 30, 2017, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2017, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2017, and since inception for the Government Preferred Fund and Prime CNAV Preferred Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

29

UBS Preferred Funds

Report of independent registered public accounting firm

To the Shareholders and Board of Trustees of

UBS Select Prime Preferred Fund,

UBS Select Government Preferred Fund,

UBS Select Treasury Preferred Fund,

UBS Prime Preferred Fund and

UBS Tax-Free Preferred Fund

We have audited the accompanying statements of assets and liabilities of UBS Select Prime Preferred Fund, UBS Select Government Preferred Fund, UBS Select Treasury Preferred Fund, UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund (five of the series constituting UBS Money Series (collectively, the “Funds”)) as of April 30, 2017, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Select Prime Preferred Fund, UBS Select Government Fund, UBS Select Treasury Preferred Fund, UBS Prime Preferred Fund, and UBS Tax-Free Preferred Fund at April 30, 2017, the results of their operations, the changes in their net assets, and the financial highlights for each of the period indicated therein, in conformity with U.S. generally accepted accounting principles.

New York, New York

June 29, 2017

30

UBS Preferred Funds

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Funds and Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of the related Master Fund’s portfolio holdings; and (b) information regarding each Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Preferred Fund invests) and for Master Trust—Prime CNAV Master Fund (the master fund in which UBS Prime Preferred Fund invests) is available on a weekly basis at the same UBS Web address. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information

Pursuant to Sections 871(k)(1)(C)(i) and 871(k)(2)(C)(i) of the Internal Revenue Code, the Funds designate the following percentages of ordinary income distributions paid as qualified interest income and qualified short term capital gains:

Fund	Qualified Interest Income	Qualified Short Term Capital Gains
Prime Preferred Fund	49.99%	4.95%
Government Preferred Fund	99.88	0.12
Treasury Preferred Fund	99.68	0.32
Prime CNAV Preferred Fund	59.82	0.08

31

Master Trust

Annual Report  |  April 30, 2017

Includes:

•	Prime Master Fund
•	Government Master Fund
•	Treasury Master Fund
•	Prime CNAV Master Fund
•	Tax-Free Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2016 to April 30, 2017.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

33

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

	Beginning account value November 1, 2016	Ending account value April 30, 2017	Expenses paid during period[1] 11/01/16 to 04/30/17	Expense ratio during the period
Prime Master Fund

Actual	$1,000.00	$1,004.10	$0.25	0.05%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.55	0.25	0.05

Government Master Fund

Actual	$1,000.00	$1,002.50	$0.40	0.08%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.40	0.40	0.08

Treasury Master Fund

Actual	$1,000.00	$1,002.40	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Prime CNAV Master Fund

Actual	$1,000.00	$1,003.90	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Tax-Free Master Fund

Actual	$1,000.00	$1,002.80	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

34

Master Trust

Portfolio characteristics at a glance—April 30, 2017 (unaudited)

Prime Master Fund

Characteristics
Weighted average maturity[1]	25 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	52.1%
Canada	8.0
Singapore	7.5
Sweden	6.7
France	6.1
Total	80.4%

Portfolio composition[2]
Commercial paper	51.0%
Certificates of deposit	17.7
Repurchase agreements	16.7
Time deposits	14.6
Other assets less liabilities	0.0 [3]
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	The Master Fund’s portfolio is actively managed and its composition will vary over time.
[3]	Represents less than 0.05% of net assets.

You could lose money by investing in a money market fund. Because the price of interests in Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

35

Master Trust

Portfolio characteristics at a glance—April 30, 2017 (unaudited) (continued)

Government Master Fund

Characteristics
Weighted average maturity[1]	56 days

Portfolio composition[2]
US government and agency obligations	68.3%
Repurchase agreements	30.9
Other assets less liabilities	0.8
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Treasury Master Fund

Characteristics
Weighted average maturity[1]	49 days

Portfolio composition[2]
Repurchase agreements	51.1%
US government obligations	41.1
Other assets less liabilities	7.8
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

36

Master Trust

Portfolio characteristics at a glance—April 30, 2017 (unaudited) (continued)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	26 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	52.9%
France	7.3
Sweden	7.3
Canada	7.1
Singapore	5.0
Total	79.6%

Portfolio composition[2]
Commercial paper	46.8%
Certificates of deposit	19.7
Time deposits	15.7
Repurchase agreements	11.1
US government and agency obligations	6.7
Other assets less liabilities	0.0 [3]
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	The Master Fund’s portfolio is actively managed and its composition will vary over time.
[3]	Represents less than 0.05% of net assets.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime CNAV Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

37

Master Trust

Portfolio characteristics at a glance—April 30, 2017 (unaudited) (concluded)

Tax-Free Master Fund

Characteristics
Weighted average maturity[1]	6 days

Portfolio composition[2]
Municipal bonds and notes	93.3%
Tax-exempt commercial paper	6.6
Other assets less liabilities	0.1
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Tax-Free Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Tax-Free Master Fund cannot guarantee it will do so. Tax-Free Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Tax-Free Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

38

Prime Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
Time deposits—14.55%
Banking-non-US—14.55%
Credit Agricole Corporate & Investment Bank 0.830%, due 05/01/17	$90,000,000	$90,000,000
DnB NOR Bank ASA 0.820%, due 05/01/17	50,000,000	50,000,000
Natixis 0.820%, due 05/01/17	95,000,000	95,000,000
Nordea Bank AB 0.830%, due 05/01/17	125,000,000	125,000,000
Skandinaviska Enskilda Banken AB 0.830%, due 05/01/17	50,000,000	50,000,000
Svenska Handelsbanken 0.820%, due 05/01/17	50,000,000	50,000,000
Total time deposits (cost—$460,000,000)		460,000,000

Certificates of deposit—17.74%
Banking-non-US—16.16%
Bank of Montreal
1.120%, due 05/03/17	25,000,000	25,000,453
1.120%, due 06/21/17	10,000,000	10,001,495
1.260%, due 10/13/17	39,000,000	39,017,267
1.458%, due 05/12/17[1]	25,000,000	25,033,917
Bank of Nova Scotia 1.337%, due 05/16/17[1]	20,000,000	20,026,250
Bank of Tokyo-Mitsubishi UFJ Ltd. 1.120%, due 07/05/17	20,000,000	20,003,024
Canadian Imperial Bank of Commerce
1.170%, due 08/08/17	10,000,000	10,003,654
1.449%, due 05/09/17[1]	25,000,000	25,031,038
Commonwealth Bank of Australia 1.336%, due 05/08/17[1]	25,000,000	25,014,733
DnB NOR Bank ASA 1.147%, due 05/16/17[1]	22,000,000	22,002,354
1.340%, due 05/11/17[1]	25,000,000	25,015,294
KBC Bank NV 0.900%, due 05/03/17	48,500,000	48,499,717
Rabobank Nederland NV
1.312%, due 05/22/17[1]	20,000,000	20,024,460
1.359%, due 05/10/17[1]	25,000,000	25,016,199
Skandinaviska Enskilda Banken AB 1.291%, due 05/22/17[1]	5,000,000	5,003,526
1.416%, due 05/08/17[1]	25,000,000	25,033,500
Sumitomo Mitsui Banking Corp. 1.060%, due 05/08/17	25,000,000	25,001,304
Svenska Handelsbanken AB 1.210%, due 07/26/17	10,000,000	10,003,940
1.279%, due 05/15/17[1]	20,000,000	20,017,281
1.366%, due 05/08/17[1]	25,000,000	25,015,616
Swedbank AB 1.328%, due 05/22/17[1]	11,000,000	11,002,816
Toronto Dominion Bank Ltd.
1.040%, due 06/21/17	25,000,000	25,001,832
1.475%, due 07/13/17[1]	25,000,000	25,044,140

		510,813,810

Security description	Face Amount	Value
Certificates of deposit—(concluded)
Banking-US—1.58%
Wells Fargo Bank N.A.
1.280%, due 05/15/17[1]	$25,000,000	$25,009,191
1.640%, due 07/27/17[1]	25,000,000	25,034,989

		50,044,180
Total certificates of deposit (cost—$560,513,431)		560,857,990

Commercial paper[2]—51.00%
Asset backed-miscellaneous—24.66%
Albion Capital Corp. 1.010%, due 05/16/17	17,000,000	16,992,741
Antalis S.A. 1.015%, due 05/10/17	13,900,000	13,895,774
Atlantic Asset Securitization LLC 0.800%, due 05/01/17	50,000,000	49,996,083
Barton Capital LLC 1.226%, due 05/10/17[1]	30,000,000	29,998,693
CAFCO LLC 1.150%, due 06/13/17	40,000,000	39,954,153
Fairway Finance Co. LLC
1.173%, due 05/08/17[1]	30,000,000	30,004,074
1.178%, due 05/16/17[1]	34,000,000	34,004,015
1.340%, due 05/12/17[1]	25,000,000	25,004,023
Gotham Funding Corp.
1.015%, due 05/09/17	40,500,000	40,488,739
1.150%, due 06/15/17	26,000,000	25,964,224
Liberty Street Funding LLC
1.017%, due 05/30/17	20,000,000	19,982,311
1.150%, due 05/17/17	25,000,000	24,987,597
1.150%, due 07/06/17	11,000,000	10,977,082
1.250%, due 07/11/17	30,000,000	29,932,043
Manhattan Asset Funding Co. LLC
1.010%, due 05/11/17	46,376,000	46,360,676
1.015%, due 05/18/17	20,000,000	19,989,500
Old Line Funding LLC
1.152%, due 05/30/17[1]	7,000,000	6,999,602
1.181%, due 05/22/17[1]	47,000,000	46,998,184
1.182%, due 05/30/17[1]	20,000,000	19,999,195
Thunder Bay Funding LLC
1.026%, due 05/03/17[1]	40,000,000	39,999,518
1.156%, due 05/08/17[1]	31,000,000	30,998,685
1.390%, due 05/15/17[1]	18,150,000	18,149,034
Versailles Commercial Paper LLC
1.210%, due 05/15/17[1]	30,000,000	30,005,638
1.232%, due 05/02/17[1]	40,000,000	39,999,998
Victory Receivables Corp.
1.020%, due 06/01/17	25,000,000	24,971,690
1.150%, due 06/14/17	40,000,000	39,935,767
1.170%, due 07/07/17	23,000,000	22,942,308

		779,531,347

Banking-non-US—23.17%
ANZ National International Ltd. 1.160%, due 08/01/17	25,000,000	24,932,247
Australia & New Zealand Banking Group Ltd. 1.322%, due 05/03/17[1]	23,000,000	23,012,802

39

Prime Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
Commercial paper[2]—(continued)
Banking-non-US—(concluded)
Bank of Nova Scotia 1.454%, due 05/12/17[1]	$25,000,000	$25,005,130
Barclays Bank PLC 1.230%, due 05/25/17[3]	29,000,000	29,007,910
Canadian Imperial Bank of Commerce 1.220%, due 07/24/17	25,000,000	24,939,463
Commonwealth Bank of Australia
1.286%, due 07/13/17[1]	3,000,000	3,001,122
1.358%, due 05/23/17[1]	9,000,000	9,015,001
1.510%, due 05/17/17[1]	20,000,000	20,050,685
DBS Bank Ltd. 1.120%, due 07/05/17	30,000,000	29,946,790
DnB NOR Bank ASA 1.200%, due 07/26/17	25,000,000	24,934,115
Erste Abwicklungsanstalt 1.100%, due 06/07/17	30,000,000	29,971,433
Mitsubishi UFJ Trust & Banking Corp. 1.050%, due 05/08/17	25,000,000	24,993,702
Mizuho Bank Ltd.
1.100%, due 05/31/17	20,000,000	19,983,225
1.100%, due 07/19/17	28,000,000	27,930,801
National Australia Bank Ltd.
1.239%, due 05/15/17[1]	8,000,000	8,006,819
1.317%, due 05/16/17[1]	20,500,000	20,526,964
NRW Bank 1.016%, due 05/10/17	24,000,000	23,992,304
Oversea-Chinese Banking Corp. Ltd.
1.186%, due 05/05/17[1]	20,000,000	20,002,444
1.201%, due 05/25/17[1]	26,500,000	26,504,864
1.224%, due 06/05/17[1]	20,000,000	20,007,466
1.338%, due 07/11/17[1]	20,000,000	20,011,946
Skandinaviska Enskilda Banken AB 1.160%, due 07/26/17	25,500,000	25,436,517
Societe Generale 0.870%, due 05/03/17	85,000,000	84,989,729
Sumitomo Mitsui Banking Corp. 1.150%, due 07/21/17	32,000,000	31,917,867
United Overseas Bank Ltd.
1.170%, due 07/11/17	21,000,000	20,958,862
1.178%, due 05/22/17[1]	25,000,000	25,002,634
1.200%, due 08/04/17	25,000,000	24,931,536
1.230%, due 07/17/17	25,000,000	24,946,278
Westpac Banking Corp.
1.310%, due 05/17/17[1]	9,500,000	9,507,147
1.483%, due 05/05/17[1]	20,000,000	20,038,925
Westpac Securities NZ Ltd. 1.296%, due 05/08/17[1]	9,000,000	9,005,145

		732,511,873

Banking-US—2.06%
Bedford Row Funding Corp.
1.230%, due 07/26/17	25,000,000	24,937,082
1.283%, due 05/30/17[1]	20,000,000	19,999,225
1.458%, due 07/12/17[1]	20,000,000	20,030,781

		64,967,088

Security description	Face Amount	Value
Commercial paper[2]—(concluded)
Finance-other—1.11%
CNPC Finance 1.050%, due 05/02/17	$35,000,000	$34,996,749
Total commercial paper (cost—$1,611,705,149)		1,612,007,057

Repurchase agreements—16.67%
Repurchase agreement dated 04/28/17 with BNP Paribas SA, 1.180% due 05/01/17, collateralized by $168,792,784 various asset-backed convertible bonds, zero coupon to 12.250% due 06/01/17 to 05/25/47; (value—$86,377,059); proceeds: $80,007,867	80,000,000	80,000,000
Repurchase agreement dated 01/31/17 with BNP Paribas SA, 1.280% due 05/01/17, collateralized by $20,127,274 various asset-backed convertible bonds, zero coupon to 10.000% due 11/14/17 to 01/01/49; (value—$21,591,369); proceeds: $20,064,000	20,000,000	20,000,000
Repurchase agreement dated 04/28/17 with Federal Reserve Bank of New York, 0.750% due 05/01/17, collateralized by $39,569,500 US Treasury Bond, 6.250% due 08/15/23; (value—$50,003,223); proceeds: $50,003,125	50,000,000	50,000,000
Repurchase agreement dated 04/28/17 with Goldman Sachs & Co., 0.790% due 05/01/17, collateralized by $96,471,900 US Treasury Bond Principal STRIPs, zero coupon to 4.250% due 08/15/27 to 11/15/46, and $194,292,174 US Treasury Bond STRIPs, zero coupon due 08/15/27 to 02/15/47; (value—$154,632,015); proceeds: $151,609,980	151,600,000	151,600,000
Repurchase agreement dated 04/24/17 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.790% due 05/01/17, collateralized by $146,813,429 Government National Mortgage Association obligation, 3.500% due 04/20/47; (value—$153,000,000); proceeds: $150,023,042	150,000,000	150,000,000
Repurchase agreement dated 04/03/17 with Merrill Lynch Pierce Fenner & Smith, Inc., 1.410% due 06/05/17, collateralized by $300,960,685 various asset-backed convertible bonds, 1.173% to 1.570% due 03/11/21 to 02/25/57; (value—$80,250,000); proceeds: $75,185,063[3,4]	75,000,000	75,000,000

40

Prime Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/28/17 with State Street Bank and Trust Co., 0.050% due 05/01/17, collateralized by $335,000 US Treasury Note, 2.125% due 08/15/21; (value—$341,982); proceeds: $335,001	$335,000	$335,000
Total repurchase agreements (cost—$526,935,000)		526,935,000
Total investments (cost—$3,159,153,580)—99.96%		3,159,800,047

Other assets in excess of liabilities—0.04%		1,317,752
Net assets—100.00%		$3,161,117,799

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to the page 57.

Aggregate cost for federal income tax purposes was $3,159,153,580; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$701,462
Gross unrealized depreciation	(54,995)
Net unrealized appreciation	$646,467

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Time deposits	$—	$460,000,000	$—	$460,000,000
Certificates of deposit	—	560,857,990	—	560,857,990
Commercial paper	—	1,612,007,057	—	1,612,007,057
Repurchase agreements	—	526,935,000	—	526,935,000
Total	$—	$3,159,800,047	$—	$3,159,800,047

At April 30, 2017, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2017 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Illiquid investment at the period end.
[4]	Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2017 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2017.

See accompanying notes to financial statements.

41

Government Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
US government and agency obligations—68.26%
Federal Farm Credit Bank
0.540%, due 05/24/17[1]	$48,000,000	$47,983,440
0.700%, due 09/20/17[1]	99,000,000	98,726,650
0.888%, due 05/03/17[2]	100,000,000	99,996,002
0.961%, due 05/26/17[2]	40,000,000	40,000,000
0.973%, due 05/20/17[2]	23,000,000	22,998,809
0.976%, due 05/21/17[2]	40,000,000	40,008,315
1.016%, due 05/06/17[2]	100,000,000	99,998,589
1.028%, due 05/05/17[2]	100,000,000	99,999,736
1.040%, due 05/11/17[2]	133,000,000	133,039,842
1.044%, due 05/08/17[2]	128,700,000	128,643,047
1.063%, due 05/28/17[2]	40,000,000	39,999,067
1.073%, due 05/05/17[2]	95,000,000	95,000,822
1.081%, due 05/25/17[2]	100,000,000	99,978,874
1.085%, due 05/29/17[2]	122,000,000	122,000,000
1.113%, due 07/23/17[2]	100,000,000	100,013,482
1.126%, due 05/06/17[2]	118,500,000	118,490,200
Federal Home Loan Bank
0.545%, due 05/03/17[1]	35,000,000	34,998,940
0.550%, due 05/15/17[1]	98,000,000	97,979,039
0.550%, due 06/27/17[1]	50,000,000	49,956,458
0.560%, due 05/30/17[1]	200,000,000	199,909,778
0.567%, due 05/01/17[2]	150,000,000	150,000,000
0.609%, due 05/01/17[2]	125,000,000	124,996,513
0.629%, due 05/04/17[1]	198,000,000	197,989,770
0.630%, due 05/23/17[1]	88,000,000	87,966,120
0.630%, due 07/28/17[1]	110,000,000	109,830,600
0.635%, due 05/19/17[1]	188,000,000	187,940,310
0.635%, due 07/25/17[1]	100,000,000	99,850,069
0.638%, due 07/28/17[1]	45,000,000	44,929,820
0.640%, due 08/01/17[1]	112,300,000	112,116,327
0.640%, due 08/09/17[1]	198,000,000	197,648,000
0.643%, due 08/04/17[1]	200,000,000	199,660,639
0.650%, due 06/23/17[1]	46,000,000	45,955,981
0.650%, due 08/01/17[1]	187,000,000	186,689,372
0.670%, due 08/16/17[1]	198,000,000	197,605,705
0.684%, due 08/25/17[1]	99,000,000	98,781,804
0.695%, due 08/30/17[1]	200,000,000	199,532,806
0.730%, due 06/02/17[1]	100,000,000	99,935,111
0.730%, due 07/03/17[1]	173,000,000	172,778,993
0.732%, due 05/17/17[2]	188,000,000	188,000,000
0.750%, due 10/18/17[1]	70,000,000	69,752,083
0.755%, due 05/10/17[1]	100,000,000	99,981,125
0.770%, due 05/30/17[1]	82,000,000	81,949,137
0.770%, due 06/05/17[1]	98,000,000	97,926,636
0.770%, due 06/09/17[1]	82,000,000	81,931,598
0.770%, due 06/12/17[1]	100,000,000	99,910,167
0.770%, due 06/14/17[1]	230,000,000	229,783,544
0.780%, due 06/09/17[1]	100,000,000	99,915,500
0.780%, due 06/15/17[1]	63,000,000	62,938,575
0.785%, due 06/06/17[1]	100,000,000	99,921,500
0.785%, due 06/23/17[1]	46,000,000	45,946,838
0.790%, due 06/07/17[1]	98,000,000	97,920,429
0.800%, due 07/05/17[1]	170,000,000	169,754,445
0.839%, due 05/16/17[2]	259,000,000	259,009,543
0.860%, due 07/26/17[1]	198,000,000	197,593,220
0.863%, due 07/17/17[2]	75,000,000	75,000,000

Security description	Face Amount	Value
US government and agency obligations—(concluded)
0.865%, due 06/06/17[2]	$86,800,000	$86,789,907
0.871%, due 07/12/17[2]	75,000,000	75,000,000
0.879%, due 05/14/17[2]	189,000,000	189,000,000
0.879%, due 05/15/17[2]	250,000,000	250,008,866
0.891%, due 07/20/17[2]	90,000,000	90,000,000
0.895%, due 06/01/17[2]	50,000,000	50,055,393
0.896%, due 07/16/17[2]	140,000,000	140,000,000
0.910%, due 09/22/17[1]	100,000,000	99,636,000
0.924%, due 05/05/17[2]	50,000,000	50,000,000
0.938%, due 06/05/17[2]	99,000,000	99,001,767
0.941%, due 05/06/17[2]	77,500,000	77,517,016
0.964%, due 05/18/17[2]	149,000,000	149,000,000
0.975%, due 10/25/17[1]	12,000,000	11,942,475
0.978%, due 05/12/17[2]	150,000,000	149,985,135
0.980%, due 10/30/17[1]	100,000,000	99,504,556
1.003%, due 05/28/17[2]	44,750,000	44,746,530
1.033%, due 05/03/17[2]	50,000,000	50,000,000
1.038%, due 05/22/17[2]	54,500,000	54,499,604
1.041%, due 05/06/17[2]	50,000,000	50,000,000
1.054%, due 05/10/17[2]	60,000,000	59,990,446
1.058%, due 05/02/17[2]	69,050,000	69,049,027
1.090%, due 07/27/17[2]	14,000,000	14,012,822
1.090%, due 07/27/17[2]	27,000,000	27,024,728
1.106%, due 06/08/17[2]	50,000,000	50,114,797
1.122%, due 06/30/17[2]	100,000,000	100,000,000
1.123%, due 07/01/17[2]	100,000,000	100,000,000
Federal Home Loan Mortgage Corp.
0.490%, due 05/15/17[1]	222,000,000	221,957,697
0.889%, due 09/15/17[1]	98,000,000	97,668,452
1.048%, due 05/05/17[2]	150,000,000	150,000,000
1.125%, due 07/08/17[2]	140,000,000	140,000,000
Federal National Mortgage Association
0.609%, due 06/01/17	97,061,000	97,011,121
0.875%, due 10/26/17	190,000,000	190,069,044
1.102%, due 06/21/17[2]	30,000,000	30,073,093
1.128%, due 07/11/17[2]	100,000,000	100,000,000
US Treasury Bills
0.631%, due 05/18/17[1]	98,000,000	97,970,799
0.892%, due 09/28/17[1]	200,000,000	199,256,667
US Treasury Notes
0.625%, due 08/31/17	98,000,000	97,942,074
0.750%, due 10/31/17	195,000,000	194,939,190
0.750%, due 12/31/17	60,000,000	59,952,073
0.750%, due 01/31/18	195,000,000	194,848,591
0.875%, due 05/15/17	98,000,000	98,013,329
0.875%, due 10/15/17	313,000,000	313,196,447
0.875%, due 11/30/17	325,000,000	325,087,301
0.875%, due 01/31/18	103,000,000	103,020,876
1.000%, due 12/31/17	275,000,000	275,260,620
1.000%, due 02/15/18	250,000,000	250,256,317
1.875%, due 08/31/17	48,000,000	48,188,311
Total US government and agency obligations (cost—$11,862,754,441)		11,862,754,441

42

Government Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
Repurchase agreements—30.93%
Repurchase agreement dated 04/25/17 with Barclays Capital, Inc., 0.780% due 05/02/17, collateralized by $253,452,800 US Treasury Notes, 1.500% to 2.250% due 05/31/20 to 08/15/22; (value—$255,000,074); proceeds: $250,037,917	$250,000,000	$250,000,000
Repurchase agreement dated 04/25/17 with Barclays Capital, Inc., 0.790% due 05/02/17, collateralized by $330,111,416 Federal Home Loan Mortgage Corp. obligations, 3.000% to 4.000% due 01/01/29 to 12/01/42 and $631,979,235 Federal National Mortgage Association obligations, 3.000% to 4.000% due 09/01/28 to 04/01/47; (value—$765,000,000); proceeds: $750,115,208	750,000,000	750,000,000
Repurchase agreement dated 04/27/17 with Barclays Capital, Inc., 0.790% due 05/04/17, collateralized by $70,722,200 US Treasury Bond, 4.625% due 02/15/40, $411,108,600 US Treasury Notes, 0.750% to 2.000% due 08/31/18 to 04/30/22, $384,900 US Treasury Bond Principal STRIPs, zero coupon due 02/15/37 to 11/15/46 and $6,332,399 US Treasury Bonds STRIPs, zero coupon due 05/15/27 to 08/15/32; (value—$510,000,046); proceeds: $500,076,806	500,000,000	500,000,000
Repurchase agreement dated 04/28/17 with Barclays Capital, Inc., 0.800% due 05/01/17, collateralized by $261,861,400 US Treasury Notes, 1.125% due 09/30/21, $1,000 US Treasury Bonds Principal STRIP, zero coupon due 02/15/19 and $900 US Treasury Notes Principal STRIP, zero coupon due 11/15/17; (value—$255,000,059); proceeds: $250,016,667	250,000,000	250,000,000
Repurchase agreement dated 04/28/17 with BNP Paribas SA, 0.820% due 05/01/17, collateralized by $15,260,200 US Treasury Bond, 3.000% due 11/15/45 and $185,812,100 US Treasury Notes, 1.875% to 2.375% due 01/31/22 to 08/15/24; (value—$204,000,075); proceeds: $200,013,667	200,000,000	200,000,000
Repurchase agreement dated 04/28/17 with BNP Paribas SA, 0.830% due 05/01/17, collateralized by $1,100,000 Federal Home Loan Bank obligation, 5.365% due 09/09/24, $11,446,000 Federal National Mortgage Association obligations, 2.625% to 5.625% due 09/06/24 to 07/15/37, $87,690,900 US Treasury Notes, 1.000% to 2.250% due 02/15/18 to 02/15/25 and $3,087,800 US Treasury Bond Principal STRIPs, zero coupon due 02/15/29 to 05/15/41; (value—$102,000,017); proceeds: $100,006,917	100,000,000	100,000,000

Security description	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/28/17 with Federal Reserve Bank of New York, 0.750% due 05/01/17, collateralized by $59,354,200 US Treasury Bond, 6.250% due 08/15/23; (value—$75,004,771); proceeds: $75,004,688	$75,000,000	$75,000,000
Repurchase agreement dated 04/28/17 with Goldman Sachs & Co., 0.790% due 05/01/17, collateralized by $100,000,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 1.150% due 11/14/17 to 09/04/18 and $105,347,281 US Treasury Bond STRIPs, zero coupon due 05/15/30 to 11/15/44; (value—$159,120,000); proceeds: $156,010,270	156,000,000	156,000,000
Repurchase agreement dated 04/28/17 with Mitsubishi UFJ Securities USA, Inc., 0.770% due 05/01/17, collateralized by $134,777,300 US Treasury Bonds, 2.500% to 6.625% due 02/15/27 to 05/15/46, $4,239,600 US Treasury Inflation Index Bond, 2.375% due 01/15/25, $77,781,100 US Treasury Inflation Index Notes, 0.125% to 1.375% due 01/15/20 to 01/15/26 and $80,326,900 US Treasury Notes, 0.750% to 2.750% due 01/31/18 to 05/15/24; (value—$306,000,046); proceeds: $300,019,250	300,000,000	300,000,000

Repurchase agreement dated 04/28/17 with Mitsubishi UFJ Securities USA, Inc., 0.780% due 05/01/17, collateralized by $1,881,807,950 Federal Home Loan Mortgage Corp. obligations, zero coupon to 6.500% due 11/01/17 to 05/01/47, $2,690,070,631 Federal National Mortgage Association obligations, 1.838% to 6.060% due 06/01/17 to 05/01/47, $356,031,289 Government National Mortgage Association obligations, 2.000% to 4.000% due 11/20/37 to 01/20/47, $416,200 US Treasury Bill, zero coupon due 03/29/18, $1,505,100 US Treasury Bonds, 2.500% to 3.000% due 05/15/45 to 05/15/46 and $3,510,000 US Treasury Notes, 1.625% to 1.875% due 03/15/20 to 02/28/22; (value—$1,830,900,080); proceeds: $1,795,116,675

	1,795,000,000	1,795,000,000

43

Government Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/25/17 with Mitsubishi UFJ Securities USA, Inc., 0.820% due 06/05/17, collateralized by $199,790,305 Federal Home Loan Mortgage Corp. obligations, 1.500% to 5.500% due 11/01/17 to 03/01/47, $634,984,716 Federal National Mortgage Association obligations, 1.492% to 5.500% due 07/01/18 to 08/01/48 and $530,977,407 Government National Mortgage Association obligations, 2.250% to 4.707% due 02/20/30 to 03/20/65; (value—$510,000,000); proceeds: $500,466,944[3,4]	$500,000,000	$500,000,000
Repurchase agreement dated 04/28/17 with State Street Bank and Trust Co., 0.050% due 05/01/17, collateralized by $224,000 US Treasury Note, 2.125% due 08/15/21; (value—$228,668); proceeds: $224,001	224,000	224,000
Repurchase agreement dated 04/26/17 with Toronto-Dominion Bank, 0.770% due 05/03/17, collateralized by $26,783,985 Federal Home Loan Mortgage Corp. obligations, 3.500% to 4.500% due 03/01/32 to 12/01/45 and $116,760,138 Federal National Mortgage Association obligations, 3.000% to 4.500% due 12/01/25 to 02/01/47; (value—$102,000,000); proceeds: $100,014,972	100,000,000	100,000,000

Security description	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/28/17 with Toronto-Dominion Bank, 0.820% due 05/01/17, collateralized by $149,654,106 Federal Home Loan Mortgage Corp. obligations, 2.500% to 4.500% due 08/01/25 to 02/01/47 and $498,389,690 Federal National Mortgage Association obligations, 2.500% to 6.000% due 04/01/25 to 04/01/47; (value—$408,000,000); proceeds: $400,027,333	$400,000,000	$400,000,000
Total repurchase agreements (cost—$5,376,224,000)		5,376,224,000
Total investments (cost—$17,238,978,441 which approximates cost for federal income tax purposes)—99.19%		17,238,978,441

Other assets in excess of liabilities—0.81%		141,119,662
Net assets—100.00%		$17,380,098,103

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 57.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$11,862,754,441	$—	$11,862,754,441
Repurchase agreements	—	5,376,224,000	—	5,376,224,000
Total	$—	$17,238,978,441	$—	$17,238,978,441

At April 30, 2017, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2017 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[3]	Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2017 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2017.
[4]	Illiquid investment at the period end.

See accompanying notes to financial statements.

44

Treasury Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
US government obligations—41.15%
US Treasury Bills
0.600%, due 07/20/17[1]	$45,000,000	$44,939,500
0.640%, due 06/15/17[1]	173,000,000	172,861,492
0.893%, due 09/28/17[1]	250,000,000	249,070,312
0.905%, due 10/19/17[1]	198,000,000	197,148,847
US Treasury Notes
0.625%, due 05/31/17	250,000,000	250,008,323
0.625%, due 08/31/17	300,000,000	299,800,087
0.625%, due 11/30/17	200,000,000	199,802,174
0.750%, due 06/30/17	100,000,000	100,027,902
0.750%, due 10/31/17	315,000,000	314,869,185
0.750%, due 12/31/17	150,000,000	149,883,537
0.750%, due 01/31/18	278,000,000	277,740,803
0.875%, due 05/15/17	250,000,000	250,034,011
0.875%, due 07/15/17	198,000,000	198,111,554
0.875%, due 08/15/17	397,000,000	397,018,495
0.875%, due 10/15/17	465,000,000	465,272,453
0.875%, due 11/30/17	365,000,000	365,040,563
0.875%, due 01/15/18	200,000,000	200,029,774
0.875%, due 01/31/18	97,000,000	97,019,660
0.962%, due 05/01/17[2]	400,000,000	400,069,221
0.990%, due 05/01/17[2]	353,000,000	352,995,223
0.992%, due 05/01/17[2]	411,000,000	410,998,556
0.996%, due 05/01/17[2]	419,200,000	419,211,557
1.000%, due 12/15/17	200,000,000	200,045,288
1.012%, due 05/01/17[2]	547,000,000	547,029,609
1.094%, due 05/01/17[2]	316,750,000	316,916,937
1.875%, due 08/31/17	100,000,000	100,392,315
1.875%, due 09/30/17	197,000,000	197,862,654
1.875%, due 10/31/17	162,000,000	162,809,038
2.750%, due 05/31/17	149,000,000	149,242,812
Total US government obligations (cost—$7,486,251,882)		7,486,251,882

Repurchase agreements—51.06%
Repurchase agreement dated 04/25/17 with Barclays Capital, Inc., 0.780% due 05/02/17, collateralized by $253,235,900 US Treasury Notes, 1.500% to 2.250% due 05/31/20 to 01/31/24 and $13,900 US Treasury Bonds Principal STRIP, zero coupon due 05/15/42; (value—$255,000,058); proceeds: $250,037,917	250,000,000	250,000,000
Repurchase agreement dated 04/26/17 with Barclays Capital, Inc., 0.780% due 05/03/17, collateralized by $52,706,600 US Treasury Bond, 4.500% due 02/15/36, $684,567,500 US Treasury Notes, 0.625% to 3.625% due 06/30/18 to 11/15/24, $403,500 US Treasury Bonds Principal STRIPs, zero coupon due 08/15/27 to 11/15/46 and $7,018,068 US Treasury Bonds STRIPs, zero coupon due 11/15/17 to 02/15/29; (value—$765,000,085); proceeds: $750,113,750	750,000,000	750,000,000

Security description	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/27/17 with Barclays Capital, Inc., 0.790% due 05/04/17, collateralized by $148,692,200 US Treasury Bonds, 2.750% to 3.875% due 08/15/40 to 08/15/42, $349,374,900 US Treasury Notes, 0.625% to 2.500% due 09/30/17 to 05/15/24 and $1,900 US Treasury Bonds Principal STRIPs, zero coupon due 08/15/39 to 11/15/46; (value—$510,000,066); proceeds: $500,076,806	$500,000,000	$500,000,000
Repurchase agreement dated 04/28/17 with Barclays Capital, Inc., 0.800% due 05/01/17, collateralized by $764,974,800 US Treasury Notes, 1.375% to 2.000% due 06/30/18 to 10/31/23 and $67 US Treasury Bonds STRIPs, zero coupon due 05/15/17 to 11/15/44; (value—$765,000,117); proceeds: $750,050,000	750,000,000	750,000,000
Repurchase agreement dated 04/28/17 with BNP Paribas SA, 0.820% due 05/01/17, collateralized by $154,945,000 US Treasury Bill, zero coupon due 05/11/17, $200 US Treasury Bond, 3.000% due 11/15/44, $336,038,200 US Treasury Notes, 0.625% to 4.000% due 11/30/17 to 01/31/24, $26,244,952 US Treasury Bond STRIPs, zero coupon due 05/15/36 to 02/15/38; (value—$510,000,000); proceeds: $500,034,167	500,000,000	500,000,000
Repurchase agreement dated 04/28/17 with Federal Reserve Bank of New York, 0.750% due 05/01/17, collateralized by $3,933,977,100 US Treasury Bonds, 3.000% to 8.000% due 11/15/21 to 05/15/42; (value—$4,450,278,243); proceeds: $4,450,278,125	4,450,000,000	4,450,000,000
Repurchase agreement dated 04/25/17 with Goldman Sachs & Co., 0.760% due 05/02/17, collateralized by $111,645,800 US Treasury Bond, 8.750% due 08/15/20 and $114,510,800 US Treasury Note, 1.500% due 12/31/18; (value—$255,000,009); proceeds: $250,036,944	250,000,000	250,000,000
Repurchase agreement dated 04/26/17 with Goldman Sachs & Co., 0.760% due 05/03/17, collateralized by $65,489,500 US Treasury Bill, zero coupon due 05/25/17 and $193,430,400 US Treasury Note, 1.125% due 06/30/21; (value—$255,000,094); proceeds: $250,036,944	250,000,000	250,000,000
Repurchase agreement dated 04/24/17 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.780% due 05/01/17, collateralized by $308,158,100 US Treasury Bond, 3.625% due 02/15/44 and $110,286,500 US Treasury Inflation Index Note, 0.125% due 07/15/26; (value—$459,000,008); proceeds: $450,068,250	450,000,000	450,000,000

45

Treasury Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/28/17 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.790% due 05/01/17, collateralized by $425,354,800 US Treasury Inflation Index Bond, 0.125% due 07/15/26 and $77,525,800 US Treasury Note, 2.000% due 11/15/26; (value—$499,800,006); proceeds: $490,032,258	$490,000,000	$490,000,000
Repurchase agreement dated 04/28/17 with Mitsubishi UFJ Securities USA, Inc., 0.770% due 05/01/17, collateralized by $100 US Treasury Bill, zero coupon due 04/26/18, $32,727,200 US Treasury Bonds, 3.875% to 8.875% due 02/15/19 to 02/15/41, $25,591,500 US Treasury Inflation Index Notes, 0.125% due 01/15/22 to 07/15/24, $4,440,900 US Treasury Notes, 0.750% to 2.250% due 01/31/18 to 09/30/23 and $175,000,000 US Treasury Bond Principal STRIP, zero coupon due 08/15/41; (value—$153,000,096); proceeds: $150,009,625	150,000,000	150,000,000
Repurchase agreement dated 04/25/17 with Mitsubishi UFJ Securities USA, Inc., 0.790% due 05/08/17, collateralized by $150,400 US Treasury Bills, zero coupon due 06/29/17 to 04/26/18, $36,484,100 US Treasury Bonds, 3.375% to 8.875% due 02/15/19 to 05/15/44, $97,584,600 US Treasury Inflation Index Notes, 0.125% to 1.375% due 01/15/20 to 01/15/26, $107,992,600 US Treasury Notes, 0.625% to 3.500% due 01/15/18 to 02/15/26 and $200 US Treasury Bond Principal STRIP, zero coupon due 05/15/44; (value—$255,000,055); proceeds: $250,071,319[3]	250,000,000	250,000,000

Security description	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/28/17 with State Street Bank and Trust Co., 0.050% due 05/01/17, collateralized by $400,000 US Treasury Bond, 8.125% due 08/15/21; (value—$511,964); proceeds: $497,002	$497,000	$497,000
Repurchase agreement dated 04/26/17 with Toronto-Dominion Bank, 0.770% due 05/03/17, collateralized by $1,214,800 US Treasury Bills, zero coupon due 06/22/17 to 08/31/17, $51,956,000 US Treasury Bonds, 2.500% to 4.375% due 11/15/39 to 11/15/45 and $205,047,400 US Treasury Notes, 0.875% to 1.875% due 11/30/18 to 04/30/23; (value—$255,000,071); proceeds: $250,037,431	250,000,000	250,000,000
Total repurchase agreements (cost—$9,290,497,000)		9,290,497,000
Total investments (cost—$16,776,748,882 which approximates cost for federal income tax purposes)—92.21%		16,776,748,882

Other assets in excess of liabilities—7.79%		1,418,245,797
Net assets—100.00%		$18,194,994,679

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 57.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government obligations	$—	$7,486,251,882	$—	$7,486,251,882
Repurchase agreements	—	9,290,497,000	—	9,290,497,000
Total	$—	$16,776,748,882	$—	$16,776,748,882

At April 30, 2017, there were no transfers between Level 1 and Level 2.

46

Treasury Master Fund

Portfolio of investments—April 30, 2017

Portfolio footnotes

[1]	Rates shown are the discount rates at date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2017 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[3]	Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2017 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2017.

See accompanying notes to financial statements.

47

Prime CNAV Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
US government and agency obligations—6.72%
Federal Home Loan Bank
0.770%, due 05/24/17[1]	$25,000,000	$24,987,702
US Treasury Bill
0.755%, due 06/22/17[1]	50,000,000	49,945,472
US Treasury Notes
0.625%, due 05/31/17	10,000,000	9,999,483
0.996%, due 05/01/17[2]	4,600,000	4,599,768
1.094%, due 05/01/17[2]	250,000	250,070
Total US government and agency obligations (cost—$89,782,495)		89,782,495

Time deposits—15.72%
Banking-non-US—15.72%
Credit Agricole Corporate & Investment Bank
0.830%, due 05/01/17	57,000,000	57,000,000
DnB NOR Bank ASA
0.820%, due 05/01/17	30,000,000	30,000,000
Natixis
0.820%, due 05/01/17	63,000,000	63,000,000
Skandinaviska Enskilda Banken AB
0.830%, due 05/01/17	30,000,000	30,000,000
Svenska Handelsbanken
0.820%, due 05/01/17	30,000,000	30,000,000
Total time deposits (cost—$210,000,000)		210,000,000

Certificates of deposit—19.72%
Banking-non-US—17.10%
Bank of Montreal
1.260%, due 10/13/17	16,500,000	16,500,000
1.458%, due 05/12/17[2]	10,000,000	10,000,000
1.588%, due 05/12/17[2]	9,000,000	9,000,000
Bank of Nova Scotia
1.337%, due 05/16/17[2]	8,000,000	8,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.120%, due 07/05/17	15,000,000	15,000,000
Canadian Imperial Bank of Commerce
1.449%, due 05/09/17[2]	11,000,000	11,000,000
DnB NOR Bank ASA
1.147%, due 05/16/17[2]	9,000,000	9,000,000
1.340%, due 05/11/17[2]	10,000,000	10,000,000
KBC Bank N.V.
0.900%, due 05/03/17	20,000,000	20,000,000
Oversea-Chinese Banking Corp. Ltd.
1.100%, due 07/19/17	13,000,000	13,000,000
Rabobank Nederland NV
1.312%, due 05/22/17[2]	10,000,000	10,000,000
Royal Bank of Canada
1.476%, due 07/12/17[2]	10,000,000	10,000,000
Skandinaviska Enskilda Banken AB
1.416%, due 05/08/17[2]	10,000,000	10,000,000
Sumitomo Trust & Banking Co. Ltd.
1.060%, due 05/08/17	10,000,000	10,000,000
Svenska Handelsbanken
1.279%, due 05/15/17[2]	8,000,000	8,000,000
1.366%, due 05/08/17[2]	11,000,000	11,000,000
1.534%, due 05/15/17[2]	8,000,000	8,000,000

Security description	Face Amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Swedbank AB
0.890%, due 05/02/17	$20,000,000	$20,000,000
Toronto Dominion Bank Ltd.
1.040%, due 06/21/17	10,000,000	10,000,000
1.475%, due 07/13/17[2]	10,000,000	10,000,000

		228,500,000

Banking-US—2.62%
Citibank New York N.A.
1.180%, due 09/18/17	16,000,000	16,000,000
Wells Fargo Bank N.A.
1.280%, due 05/15/17[2]	10,000,000	10,000,000
1.640%, due 07/27/17[2]	9,000,000	9,005,034

		35,005,034
Total certificates of deposit (cost—$263,505,034)		263,505,034

Commercial paper[1]—46.76%
Asset backed-miscellaneous—23.84%
Albion Capital Corp.
1.010%, due 05/16/17	17,552,000	17,544,614
1.010%, due 05/22/17	1,500,000	1,499,116
Barton Capital LLC
0.910%, due 05/01/17	10,000,000	10,000,000
0.990%, due 05/22/17	1,500,000	1,499,134
CAFCO LLC
1.150%, due 06/13/17	10,000,000	9,986,264
Fairway Finance Corp.
1.123%, due 05/22/17[2]	10,000,000	10,000,000
1.173%, due 05/08/17[2]	16,000,000	15,999,421
1.178%, due 05/16/17[2]	13,000,000	13,000,000
Gotham Funding Corp.
1.015%, due 05/19/17	1,500,000	1,499,250
1.150%, due 06/15/17	5,000,000	4,992,813
Liberty Funding LLC
1.017%, due 05/30/17	10,000,000	9,991,944
1.150%, due 05/17/17	10,000,000	9,994,889
1.150%, due 07/06/17	18,000,000	17,962,050
Manhattan Asset Funding Co. LLC
1.015%, due 05/17/17	1,500,000	1,499,333
1.015%, due 05/10/17	10,000,000	9,997,500
1.040%, due 06/20/17	15,000,000	14,978,333
1.131%, due 05/25/17[2]	10,000,000	10,000,000
Nieuw Amsterdam Receivables Corp.
1.050%, due 05/09/17	15,000,000	14,996,500
Old Line Funding LLC
1.152%, due 05/30/17[2]	10,000,000	10,000,000
1.171%, due 05/22/17[2]	10,000,000	10,000,000
1.182%, due 05/30/17[2]	5,000,000	5,000,000
Starbird Funding Corp.
0.990%, due 05/03/17	10,000,000	9,999,450
1.040%, due 05/22/17	15,000,000	14,990,900
Thunder Bay Funding LLC
1.026%, due 05/03/17[2]	12,000,000	12,000,000
1.156%, due 05/08/17[2]	13,000,000	13,000,000

48

Prime CNAV Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
Commercial paper[1]—(continued)
Asset backed-miscellaneous—(concluded)
Versailles Commercial Paper LLC
1.050%, due 05/01/17	$6,700,000	$6,700,000
1.210%, due 05/15/17[2]	15,000,000	15,000,000
1.232%, due 05/02/17[2]	15,000,000	15,000,000
Victory Receivables Corp.
1.015%, due 05/18/17	1,500,000	1,499,292
1.150%, due 06/14/17	15,000,000	14,978,917
1.170%, due 06/20/17	15,000,000	14,975,625

		318,585,345

Banking-non-US—19.03%
Australia & New Zealand Banking Group Ltd.
1.322%, due 05/03/17[2]	10,400,000	10,400,033
Bank of Nova Scotia
1.454%, due 05/12/17[2]	10,000,000	10,001,108
Barclays Bank PLC
1.230%, due 05/25/17[3]	9,000,000	9,000,000
Commonwealth Bank of Australia
1.286%, due 07/13/17[2]	11,000,000	11,000,000
1.558%, due 07/17/17[2]	8,000,000	8,000,000
DBS Bank Ltd.
1.120%, due 07/05/17	15,000,000	14,969,667
DnB NOR Bank ASA
0.900%, due 05/03/17	9,000,000	8,999,550
Erste Abwicklungsanstalt
1.100%, due 06/07/17	10,000,000	9,988,695
Federation Centres Ltd.
1.070%, due 08/08/17	16,000,000	15,952,920
Mitsubishi UFJ Trust & Banking Corp.
1.050%, due 05/08/17	15,000,000	14,996,938
Mizuho Bank Ltd.
1.100%, due 05/31/17	15,000,000	14,986,250
1.100%, due 07/19/17	12,000,000	11,971,033
National Australia Bank Ltd.
1.040%, due 05/01/17	9,000,000	9,000,000
1.317%, due 05/16/17[2]	8,000,000	8,000,000
Oversea-Chinese Banking Corp. Ltd.
1.186%, due 05/05/17[2]	10,000,000	10,000,000
1.224%, due 06/05/17[2]	10,000,000	10,000,000
Societe Generale
0.870%, due 05/03/17	35,000,000	34,998,308
Sumitomo Mitsui Banking Corp.
1.100%, due 07/05/17	15,000,000	14,970,208
United Overseas Bank Ltd.
1.178%, due 05/22/17[2]	10,000,000	10,000,000
1.230%, due 07/17/17	7,000,000	6,981,584
Westpac Banking Corp.
1.483%, due 05/05/17[2]	10,000,000	10,000,000

		254,216,294

Banking-US—0.75%
Bedford Row Funding Corp.
1.100%, due 05/04/17	7,000,000	6,999,358
1.530%, due 07/05/17[2]	3,000,000	3,000,000

		9,999,358

Security description	Face Amount	Value
Commercial paper[1]—(concluded)
Energy-integrated—2.39%
Sinopec Century Bright Capital Investment Ltd.
1.050%, due 05/04/17	$32,000,000	$31,997,200

Finance-other—0.75%
CNPC Finance
1.050%, due 05/03/17	10,000,000	9,999,417
Total commercial paper (cost—$624,797,614)		624,797,614

Repurchase agreements—11.05%
Repurchase agreement dated 04/28/17 with BNP Paribas SA, 1.140% due 05/01/17, collateralized by $28,951,471 various asset-backed convertible bonds, 1.696% to 6.408% due 04/15/25 to 11/25/35; (value—$26,766,916); proceeds: $25,002,375	25,000,000	25,000,000
Repurchase agreement dated 04/28/17 with BNP Paribas SA, 1.180% due 05/01/17, collateralized by $16,604,143 various asset-backed convertible bonds, zero coupon to 12.250% due 06/01/17 to 01/01/49; (value—$16,160,742); proceeds: $15,001,475	15,000,000	15,000,000
Repurchase agreement dated 04/28/17 with Goldman Sachs & Co., 0.790% due 05/01/17, collateralized by $68,976,600 US Treasury Bond Principal STRIPs, zero coupon due 11/15/27 to 05/15/43 and $123,105,479 US Treasury Bonds STRIPs, zero coupon due 02/15/30 to 05/15/44; (value—$109,650,037); proceeds: $107,507,077	107,500,000	107,500,000
Repurchase agreement dated 04/28/17 with State Street Bank and Trust Co., 0.050% due 05/01/17, collateralized by $181,000 US Treasury Note, 2.125% due 08/15/21; (value—$184,772); proceeds: $181,001	181,000	181,000
Total repurchase agreements (cost—$147,681,000)		147,681,000
Total investments (cost—$1,335,766,143 which approximates cost for federal income tax purposes)—99.97%		1,335,766,143

Other assets in excess of liabilities—0.03%		391,581
Net assets—100.00%		$1,336,157,724

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 57.

49

Prime CNAV Master Fund

Portfolio of investments—April 30, 2017

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$89,782,495	$—	$89,782,495
Time deposits	—	210,000,000	—	210,000,000
Certificates of deposit	—	263,505,034	—	263,505,034
Commercial paper	—	624,797,614	—	624,797,614
Repurchase agreements	—	147,681,000	—	147,681,000
Total	$—	$1,335,766,143	$—	$1,335,766,143

At April 30, 2017, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2017 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[3]	IIIiquid investment at the period end.

50

See accompanying notes to financial statements.

Tax-Free Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
Municipal bonds and notes—93.26%
Alabama—1.08%
Mobile County Industrial Development Authority Pollution Control Revenue Refunding (ExxonMobil Project), 0.850%, VRD	$4,000,000	$4,000,000
Tuscaloosa County Industrial Development Authority Revenue (Hunt Refining Project), Series A, 0.920%, VRD	5,000,000	5,000,000
University of Alabama Revenue (University Hospital), Series B, 0.910%, VRD	16,000,000	16,000,000

		25,000,000

Alaska—1.52%
Alaska International Airports Revenue Refunding (System), Series A, 0.880%, VRD	7,000,000	7,000,000
Valdez Marine Terminal Revenue (Exxon Pipeline Co. Project), 0.860%, VRD	9,355,000	9,355,000
Valdez Marine Terminal Revenue Refunding (Exxon Pipeline Co. Project),
Series A, 0.850%, VRD	1,900,000	1,900,000
Series C, 0.850%, VRD	2,675,000	2,675,000
Valdez Marine Terminal Revenue Refunding (ExxonMobil Project), 0.860%, VRD	14,325,000	14,325,000

		35,255,000

Arizona—0.06%
Arizona Health Facilities Authority Revenue (Health Facilities Catholic West), Series A, 0.920%, VRD	1,500,000	1,500,000

California—4.91%
Antelope Valley-East Kern Water Agency, Series A-2, 0.870%, VRD	18,380,000	18,380,000
California Health Facilities Financing Authority Revenue Refunding (Stanford Hospital), Series B-1, 0.880%, VRD	1,020,000	1,020,000
California State, Series A, Subseries A1-2, 0.830%, VRD	650,000	650,000
Castaic Lake Water Agency Revenue Certificates of Participation (1944 Refunding Project), Series A, 0.900%, VRD	3,625,000	3,625,000
Chino Basin Regional Financing Authority Revenue Refunding (Inland Empire Utilities), Series B, 0.910%, VRD	7,885,000	7,885,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
California—(concluded)
Irvine Improvement Bond Act 1915 (Assessment District 97-16), 0.640%, VRD	$6,700,000	$6,700,000
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 93-14), 0.870%, VRD	15,000,000	15,000,000
Irvine Unified School District Special Tax (Community Facilities District No. 09), Series B, 0.910%, VRD	14,325,000	14,325,000
Modesto Water Revenue Certificates of Participation Refunding, Series A, 0.910%, VRD	1,715,000	1,715,000
Northern California Power Agency Revenue Refunding (Hydroelectric Project 1), Series A, 0.890%, VRD	15,000,000	15,000,000
Orange County Water District Certificates of Participation, Series A, 0.900%, VRD	6,935,000	6,935,000
Santa Clara Electric Revenue, Subseries B, 0.920%, VRD	14,045,000	14,045,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding, Series C, 0.880%, VRD	7,190,000	7,190,000
West Covina Public Financing Authority Lease Revenue (Golf Course Project), Series B, 0.910%, VRD	1,330,000	1,330,000

		113,800,000

Colorado—2.78%
Denver City & County Certificates of Participation Refunding,
Series A1, 0.860%, VRD	4,205,000	4,205,000
Series A2, 0.860%, VRD	47,900,000	47,900,000
Series A3, 0.860%, VRD	12,395,000	12,395,000

		64,500,000

District of Columbia—1.55%
District of Columbia University Revenue Refunding (Georgetown University), Series B, 0.870%, VRD	15,050,000	15,050,000
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), Subseries B-2, 0.900%, VRD	10,000,000	10,000,000

51

Tax-Free Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
District of Columbia—(concluded)
Metropolitan Washington, D.C. Airport Authority Airport System Revenue, Subseries D-2, 0.880%, VRD	$10,820,000	$10,820,000

		35,870,000

Florida—6.41%
Florida Municipal Power Agency Revenue (All Requirements Supply), Series C, 0.910%, VRD	51,355,000	51,355,000
Gainesville Utilities System Revenue, Series A, 0.920%, VRD	13,550,000	13,550,000
JEA Water & Sewer System Revenue, Subseries A-1, 0.870%, VRD	16,155,000	16,155,000
Pinellas County Health Facilities Authority Revenue (Baycare Health), Series A1, 0.890%, VRD	67,400,000	67,400,000

		148,460,000

Georgia—1.63%
Municipal Electric Authority of Georgia (General Resolution Projects), Series C, 0.900%, VRD	13,700,000	13,700,000
Private Colleges & Universities Authority Revenue (Emory University), Series B-1, 0.890%, VRD	24,125,000	24,125,000

		37,825,000

Illinois—7.47%
Chicago O’Hare International Revenue (Third Lien), Series C, 0.920%, VRD	37,400,000	37,400,000
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra), 0.920%, VRD	18,300,000	18,300,000
Illinois Development Finance Authority Revenue (Chicago Symphony Project), 0.900%, VRD	12,500,000	12,500,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project), 0.900%, VRD	23,700,000	23,700,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project), 0.920%, VRD	7,300,000	7,300,000
Illinois Finance Authority Revenue (Advocate Health Care), Subseries C2A, 0.900%, VRD	5,000,000	5,000,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois Finance Authority Revenue (Northwestern Community Hospital), Series B, 0.900%, VRD	$21,800,000	$21,800,000
Illinois Finance Authority Revenue (OSF Healthcare System), Series B, 0.910%, VRD	22,950,000	22,950,000
Illinois Finance Authority Revenue (University of Chicago Medical Center), Series E-1, 0.850%, VRD	2,500,000	2,500,000
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority),
Series A-1B, 0.920%, VRD	5,000,000	5,000,000
Series A-2B, 0.920%, VRD	5,000,000	5,000,000
Series A-2D, 0.920%, VRD	5,000,000	5,000,000
Illinois Village of Channahon Revenue (Morris Hospital), 0.900%, VRD	6,650,000	6,650,000

		173,100,000

Indiana—4.41%
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy, Inc. Project), Series A-4, 0.870%, VRD	18,800,000	18,800,000
Indiana Finance Authority Health System Revenue (Sisters of St. Francis), Series J, 0.900%, VRD	15,095,000	15,095,000
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.),
Series A, 0.910%, VRD	4,800,000	4,800,000
Series C, 0.890%, VRD	11,700,000	11,700,000
Indiana Finance Authority Hospital Revenue Refunding (Indiana University Obligated Group), Series B, 0.920%, VRD	5,875,000	5,875,000
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding,
Series A, 0.920%, VRD	6,860,000	6,860,000
Series B, 0.870%, VRD	12,785,000	12,785,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1, 0.880%, VRD	26,405,000	26,405,000

		102,320,000

Louisiana—3.08%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue (ExxonMobil Project),
Series A, 0.860%, VRD	20,400,000	20,400,000
Series B, 0.860%, VRD	44,085,000	44,085,000

52

Tax-Free Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Louisiana—(concluded)
Louisiana Public Facilities Authority Revenue Refunding (Christus Health), Series B2, 0.900%, VRD	$6,945,000	$6,945,000

		71,430,000

Maryland—1.11%
Maryland Economic Development Corp. Revenue (Howard Hughes Medical Institute), Series A, 0.910%, VRD	8,100,000	8,100,000
Montgomery County Housing Development Corp. Opportunities Commission Multi-Family Revenue (GNMA/FNMA/FHLMC Insured), Series A, 0.870%, VRD	17,700,000	17,700,000

		25,800,000

Massachusetts—3.14%
Massachusetts Health & Educational Facilities Authority Revenue (Childrens Hospital), Series N-4, 0.880%, VRD	24,660,000	24,660,000
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare Systems), Series F3, 0.870%, VRD	48,000,000	48,000,000

		72,660,000

Michigan—0.49%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project), 0.850%, VRD	7,400,000	7,400,000
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit), Series F, 0.880%, VRD	3,890,000	3,890,000

		11,290,000

Minnesota—1.15%
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program), Series B, 0.900%, VRD	4,000,000	4,000,000
Rochester Health Care Facilities Revenue (Mayo Clinic), Series A, 0.880%, VRD	22,725,000	22,725,000

		26,725,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Mississippi—4.51%
Mississippi Business Finance Commission Gulf Opportunity Zone (Chevron USA, Inc. Project),
Series A, 0.880%, VRD	$13,500,000	$13,500,000
Series E, 0.890%, VRD	9,600,000	9,600,000
Series I, 0.870%, VRD	950,000	950,000
Series K, 0.890%, VRD	31,330,000	31,330,000
Series L, 0.890%, VRD	10,530,000	10,530,000
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project),
Series A, 0.870%, VRD	2,250,000	2,250,000
Series A, 0.900%, VRD	3,380,000	3,380,000
Series B, 0.890%, VRD	200,000	200,000
Series B, 0.900%, VRD	1,800,000	1,800,000
Series E, 0.890%, VRD	12,350,000	12,350,000
Series F, 0.900%, VRD	5,500,000	5,500,000
Series J, 0.880%, VRD	10,200,000	10,200,000
Mississippi Development Bank Special Obligation (Jackson County Industrial Water System), 0.680%, VRD	3,000,000	3,000,000

		104,590,000

Missouri—0.96%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (De Smet Jesuit High School), 0.880%, VRD	9,440,000	9,440,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis University), Series B-2, 0.850%, VRD	2,500,000	2,500,000
St. Charles County Public Water District No. 2 Refunding, Series A, 0.900%, VRD	10,225,000	10,225,000

		22,165,000

Nebraska—1.00%
Douglas County Hospital Authority No. 002 Revenue Refunding (Health Facilities for Children), Series A, 0.880%, VRD	11,770,000	11,770,000
Lancaster County Hospital Authority No.1 Hospital Revenue Refunding (Bryanlgh Medical Center), Series B-1, 0.880%, VRD	11,400,000	11,400,000

		23,170,000

New Jersey—0.11%
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health), Series D, 0.850%, VRD	2,500,000	2,500,000

53

Tax-Free Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
New Mexico—0.62%
New Mexico Finance Authority Transportation Revenue Refunding (Sub Lien), Subseries B-1, 0.880%, VRD	$14,475,000	$14,475,000

New York—24.98%
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A, 0.880%, VRD	3,340,000	3,340,000
Metropolitan Transportation Authority New York Dedicated Tax Fund,
Subseries A-1, 0.860%, VRD	62,985,000	62,985,000
Subseries E-1, 0.850%, VRD	39,355,000	39,355,000
Nassau Health Care Corp. Revenue (County Guaranteed Insured), Series B-1, 0.900%, VRD	13,315,000	13,315,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008),
Series BB-1, 0.870%, VRD	33,850,000	33,850,000
Series BB-2, 0.880%, VRD	29,835,000	29,835,000
Series BB-5, 0.850%, VRD	4,220,000	4,220,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series A, 0.890%, VRD	34,355,000	34,355,000
New York City Transitional Finance Authority Future Tax Secured Revenue,
Series C, 0.910%, VRD	23,690,000	23,690,000
Subseries A-4, 0.840%, VRD	12,650,000	12,650,000
Subseries A-4, 0.900%, VRD	28,745,000	28,745,000
Subseries D-4, 0.880%, VRD	36,590,000	36,590,000
New York City,
Series F, Subseries F-3, 0.880%, VRD	44,000,000	44,000,000
Subseries L-3, 0.880%, VRD	16,600,000	16,600,000
Subseries L-4, 0.870%, VRD	32,465,000	32,465,000
New York Dormitory Authority Revenues State Supported Debt (University of Rochester), Series A, 0.890%, VRD	3,850,000	3,850,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Columbia University),
Series A, 0.880%, VRD	3,800,000	3,800,000
Series B, 0.850%, VRD	5,400,000	5,400,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Northern Westchester Association), 0.870%, VRD	9,520,000	9,520,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University),
Series A, 0.890%, VRD	31,705,000	31,705,000
Series A-2, 0.890%, VRD	14,500,000	14,500,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
New York—(concluded)
New York State Dormitory Authority Revenue Non-State Supported Debt (Senior Community, Inc.), 0.910%, VRD	$3,670,000	$3,670,000
New York State Dormitory Authority Revenue Non-State Supported Debt (St. John’s University), Series B-1, 0.890%, VRD	8,285,000	8,285,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series D, 0.870%, VRD	46,050,000	46,050,000
New York State Dormitory Authority Revenue State Supported Debt (University of Rochester), Series B, 0.890%, VRD	2,300,000	2,300,000
New York State Housing Finance Agency (Riverside Center 2 Housing), Series A-3, 0.900%, VRD	6,800,000	6,800,000
New York State Housing Finance Agency Revenue (Dock Street), Series A, 0.900%, VRD	7,830,000	7,830,000
New York State Urban Development Corp. Revenue Refunding (Service Contract), Series A-5, 0.920%, VRD	4,000,000	4,000,000
Onondaga County Industrial Development Agency (Syracuse University Project), Series B, 0.900%, VRD	4,300,000	4,300,000
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University Project), Series A-2, 0.870%, VRD	5,845,000	5,845,000
Triborough Bridge & Tunnel Authority Revenue Refunding, Subseries B-2, 0.850%, VRD	3,400,000	3,400,000
Triborough Bridge & Tunnel Authority Revenue, Series B-3, 0.850%, VRD	1,740,000	1,740,000

		578,990,000

North Carolina—0.70%
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare) (AGM Insured), Series E, 0.870%, VRD	16,300,000	16,300,000

54

Tax-Free Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Ohio—2.93%
Butler County Capital Funding Revenue (CCAO Low Cost Capital), Series A, 0.900%, VRD	$3,685,000	$3,685,000
Centerville Health Care Revenue (Bethany Lutheran Village Project), Series B, 0.920%, VRD	6,400,000	6,400,000
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project), 0.890%, VRD	7,795,000	7,795,000
Columbus Sewer Revenue, Series B, 0.880%, VRD	9,100,000	9,100,000
Middletown Hospital Facilities Revenue (Atrium Medical Center), Series B, 0.900%, VRD	20,225,000	20,225,000
Ohio (Common Schools),
Series A, 0.880%, VRD	3,225,000	3,225,000
Series B, 0.880%, VRD	15,240,000	15,240,000
Series D, 0.910%, VRD	2,200,000	2,200,000

		67,870,000

Oregon—0.31%
Oregon Health & Science University Revenue, Series C, 0.870%, VRD	7,200,000	7,200,000

Pennsylvania—3.30%
Allegheny County Higher Education Building Authority University Revenue Refunding (Carnegie Mellon University), 0.860%, VRD	13,800,000	13,800,000
Allegheny County Industrial Development Authority Revenue (Education Center Watson), 0.920%, VRD	8,300,000	8,300,000
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B, 0.870%, VRD	16,650,000	16,650,000
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University), Second Series, 0.870%, VRD	8,365,000	8,365,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding,
Series B-2, 0.870%, VRD	14,650,000	14,650,000
Series B-3, 0.910%, VRD	5,400,000	5,400,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B, 0.920%, VRD	9,235,000	9,235,000

		76,400,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Rhode Island—0.25%
Rhode Island Industrial Facilities Corp. Marine Terminal Revenue Refunding (ExxonMobil Project), 0.850%, VRD	$5,725,000	$5,725,000

Tennessee—0.95%
Montgomery County Public Building Authority Pooled Financing Revenue (Tennessee County Loan Pool), 0.980%, VRD	15,000,000	15,000,000
Sevier County Public Building Authority (Local Government Public Improvement), Series B-1, 0.930%, VRD	7,000,000	7,000,000

		22,000,000

Texas—7.99%
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital),
Subseries C-1, 0.870%, VRD	17,615,000	17,615,000
Subseries C-2, 0.870%, VRD	4,275,000	4,275,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems),
Series A-1, 0.870%, VRD	29,060,000	29,060,000
Series A-2, 0.870%, VRD	26,785,000	26,785,000
Houston Higher Education Finance Corp. Higher Education Revenue (Rice University Project), Series B, 0.890%, VRD	6,450,000	6,450,000
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Healthcare System Project), Series C, 0.920%, VRD	9,500,000	9,500,000
Texas State, Veteran Bonds, 0.910%, VRD	8,000,000	8,000,000
University of Texas Permanent University (Funding System), Series A, 0.870%, VRD	58,450,000	58,450,000
University of Texas Revenues (Financing Systems), Series B, 0.870%, VRD	24,990,000	24,990,000

		185,125,000

Utah—2.04%
Murray City Hospital Revenue (IHC Health Services, Inc.), Series C,
0.830%, VRD	28,300,000	28,300,000
0.840%, VRD	19,025,000	19,025,000

		47,325,000

55

Tax-Free Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
Municipal bonds and notes—(concluded)
Virginia—1.02%
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical), Series A, 0.890%, VRD	$13,595,000	$13,595,000
Lynchburg Industrial Development Authority Revenue (Central Health Care, Inc.), Series B, 0.910%, VRD	10,000,000	10,000,000

		23,595,000

Wisconsin—0.80%
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care, Inc.), Series D, 0.890%, VRD	18,450,000	18,450,000
Total municipal bonds and notes (cost—$2,161,415,000)		2,161,415,000

Tax-exempt commercial paper—6.64%
California—1.38%
County of Los Angeles, 3.000%, due 06/30/17	15,000,000	15,053,917
San Diego County Water Authority, 0.720%, due 05/01/17	12,000,000	12,000,000
State of California, 0.920%, due 06/22/17	5,000,000	5,000,000

		32,053,917

Colorado—0.43%
Colorado State Education Loan Program, 4.000%, due 06/29/17	10,000,000	10,050,923

Connecticut—0.22%
Connecticut State Health & Educational Facilities Authority, 0.920%, due 05/09/17	5,000,000	5,000,000

District of Columbia—0.48%
Washington D.C. Metropolitan Airport Authority,
0.940%, due 06/22/17	8,000,000	8,000,000
0.780%, due 06/06/17	3,000,000	3,000,000

		11,000,000

Security description	Face Amount	Value
Tax-exempt commercial paper—(concluded)
Florida—0.43%
Pinellas County School Board, 2.000%, due 06/30/17	$10,000,000	$10,018,693

Illinois—0.69%
Illinois Educational Facilities Authority Revenue, 0.740%, due 05/02/17	16,000,000	16,000,000

Massachusetts—0.86%
Commonwealth of Massachusetts,
2.000%, due 05/22/17	10,000,000	10,006,495
2.000%, due 06/26/17	10,000,000	10,018,702

		20,025,197

New York—0.64%
East Hampton Union Free School District, 2.000%, due 06/27/17	11,000,000	11,021,469
New York State Power Authority, 0.920%, due 05/18/17	3,744,000	3,744,000

		14,765,469

Texas—1.51%
Methodist Hospital,
0.920%, due 05/24/17	15,000,000	15,000,000
0.830%, due 05/10/17	8,000,000	8,000,000
University of Texas,
0.740%, due 05/03/17	5,000,000	5,000,000
0.780%, due 05/04/17	7,000,000	7,000,000

		35,000,000
Total tax-exempt commercial paper (cost—$153,914,199)		153,914,199
Total investments (cost—$2,315,329,199 which approximates cost for federal income tax purposes)—99.90%		2,315,329,199

Other assets in excess of liabilities—0.10%		2,405,236
Net assets—100.00%		$2,317,734,435

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 57.

56

Tax-Free Master Fund

Portfolio of investments—April 30, 2017

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$2,161,415,000	$—	$2,161,415,000
Tax-exempt commercial paper	—	153,914,199	—	153,914,199
Total	$—	$2,315,329,199	$—	$2,315,329,199

At April 30, 2017, there were no transfers between Level 1 and Level 2.

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
CCAO	County Commissioners Association of Ohio
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
STRIP	Separated Trading of Registered Interest and Principal of Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2017 and reset periodically.

See accompanying notes to financial statements.

57

Master Trust

Statement of assets and liabilities

April 30, 2017

	Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Assets:
Investments, at value (cost—$2,632,218,580; $11,862,754,441; $7,486,251,882; $1,188,085,143 and $2,315,329,199, respectively)	$2,632,865,047	$11,862,754,441	$7,486,251,882	$1,188,085,143	$2,315,329,199
Repurchase agreements, at value (cost—$526,935,000; $5,376,224,000; $9,290,497,000; $147,681,000 and $0, respectively)	526,935,000	5,376,224,000	9,290,497,000	147,681,000	—
Total investments in securities, at value (cost—$3,159,153,580; $17,238,978,441; $16,776,748,882; $1,335,766,143 and $2,315,329,199, respectively)	$3,159,800,047	$17,238,978,441	$16,776,748,882	$1,335,766,143	$2,315,329,199
Cash	47	134,000,637	57,000,241	1,002	87,284
Receivable for investments sold	—	—	1,325,000,000	—	—
Receivable for interest	1,466,470	8,587,920	37,728,697	493,731	2,501,922
Total assets	3,161,266,564	17,381,566,998	18,196,477,820	1,336,260,876	2,317,918,405

Liabilities:
Payable to affiliate	148,765	1,468,895	1,483,141	103,152	183,970
Total liabilities	148,765	1,468,895	1,483,141	103,152	183,970

Net assets, at value	$3,161,117,799	$17,380,098,103	$18,194,994,679	$1,336,157,724	$2,317,734,435

See accompanying notes to financial statements.

58

Master Trust

Statement of operations

For the year ended April 30, 2017

	Prime Master Fund	Government Master Fund[1]	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Investment income:
Interest	$47,784,167	$75,886,367	$75,649,633	$7,416,318	$8,964,760
Expenses:
Investment advisory and administration fees	7,796,755	14,826,310	15,281,221	945,229	1,459,837
Trustees’ fees	80,275	123,495	161,872	27,771	32,398
Total expenses	7,877,030	14,949,805	15,443,093	973,000	1,492,235
Fee waivers by investment advisor	(705,620)	(2,848,652)	—	—	—
Net expenses	7,171,410	12,101,153	15,443,093	973,000	1,492,235
Net investment income	40,612,757	63,785,214	60,206,540	6,443,318	7,472,525
Net realized gain	1,410,069	461,078	207,023	6,162	—
Net change in unrealized appreciation/depreciation	646,467	—	—	—	—
Net increase in net assets resulting from operations	$42,669,293	$64,246,292	$60,413,563	$6,449,480	$7,472,525

[1]	Commenced operations on June 24, 2016.

See accompanying notes to financial statements.

59

Master Trust

Statement of changes in net assets

	Prime Master Fund		Government Master Fund
	For the years ended April 30,		For the period from June 24, 2016[1] to April 30, 2017
	2017	2016
From operations:

Net investment income	$40,612,757	$39,351,690	$63,785,214
Net realized gain	1,410,069	228,755	461,078
Net change in unrealized appreciation/depreciation	646,467	—	—
Net increase in net assets resulting from operations	42,669,293	39,580,445	64,246,292
Net increase (decrease) in net assets from beneficial interest transactions	(14,078,817,840)	3,037,555,323	17,315,851,811
Net increase (decrease) in net assets	(14,036,148,547)	3,077,135,768	17,380,098,103
Net assets:

Beginning of year/period	17,197,266,346	14,120,130,578	—
End of year/period	$3,161,117,799	$17,197,266,346	$17,380,098,103

[1]	Commencement of operations.

See accompanying notes to financial statements.

60

Master Trust

Statement of changes in net assets

Treasury Master Fund		Prime CNAV Master Fund		Tax-Free Master Fund
For the years ended April 30,		For the years ended April 30, 2017	For the period from January 19, 2016[1] to April 30, 2016	For the years ended April 30,
2017	2016			2017	2016

$60,206,540	$9,636,567	$6,443,318	$312,627	$7,472,525	$437,876
207,023	935,343	6,162	—	—	70,058
—	—	—	—	—	—
60,413,563	10,571,910	6,449,480	312,627	7,472,525	507,934
6,250,670,117	(762,944,902)	836,608,628	492,786,989	933,174,322	21,560,886
6,311,083,680	(752,372,992)	843,058,108	493,099,616	940,646,847	22,068,820

11,883,910,999	12,636,283,991	493,099,616	—	1,377,087,588	1,355,018,768
$18,194,994,679	$11,883,910,999	$1,336,157,724	$493,099,616	$2,317,734,435	$1,377,087,588

[1]	Commencement of operations.

See accompanying notes to financial statements.

61

Prime Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2017	2016	2015	2014	2013
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.09%	0.10%	0.10%	0.10%	0.10%
Net investment income	0.52%	0.26%	0.11%	0.11%	0.19%
Supplemental data:
Total investment return[1]	0.64%	0.26%	0.11%	0.11%	0.19%
Net assets, end of year (000’s)	$3,161,118	$17,197,266	$14,120,131	$15,763,737	$19,137,609

[1]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

62

Government Master Fund

Financial highlights

Selected financial data throughout the period is presented below:

For the period from June 24, 2016[1] to April 30, 2017
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]
Expenses after fee waivers	0.08%[2]
Net investment income	0.43%[2]
Supplemental data:
Total investment return[3]	0.35%
Net assets, end of period (000’s)	$17,380,098

[1]	Commencement of operations.
[2]	Annualized.
[3]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

63

Treasury Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2017	2016	2015	2014	2013
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.09%	0.06%	0.06%	0.10%[1]
Net investment income	0.39%	0.08%	0.01%	0.01%	0.05%
Supplemental data:
Total investment return[2]	0.38%	0.09%	0.01%	0.01%	0.05%
Net assets, end of year (000’s)	$18,194,995	$11,883,911	$12,636,284	$12,511,157	$12,225,550

[1]	Waiver by advisor represents less than 0.005%.
[2]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

64

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Year ended April 30, 2017	For the period from January 19, 2016[1] to April 30, 2016
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%[2]
Expenses after fee waivers	0.10%	0.00%[2,3]
Net investment income	0.66%	0.43%[2]
Supplemental data:
Total investment return[4]	0.62%	0.12%
Net assets, end of period (000’s)	$1,336,158	$493,100

[1]	Commencement of operations.
[2]	Annualized.
[3]	Amount represents less than 0.005%.
[4]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

65

Tax-Free Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2017	2016	2015	2014	2013
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.04%	0.04%	0.07%	0.10%[1]
Net investment income	0.50%	0.03%	0.01%	0.01%	0.06%
Supplemental data:
Total investment return[2]	0.46%	0.03%	0.01%	0.02%	0.07%
Net assets, end of year (000’s)	$2,317,734	$1,377,088	$1,355,019	$1,391,038	$1,556,326

[1]	Waiver by advisor represents less than 0.005%.
[2]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

66

Master Trust

Notes to financial statements

Organization and significant accounting policies

Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Prime Master Fund, Treasury Master Fund, and Tax-Free Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016 and Government Master Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In August 2014, the FASB issued Accounting Standard Update No. 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40): “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern” (“ASU 2014-15”). The update provides guidance about management’s responsibility to evaluate whether there is substantial doubt about the entity’s ability to continue as a going concern and to provide related footnote disclosure. Management has evaluated relevant conditions and events, which are known and reasonably knowable, and has determined that there are no conditions and events that raise substantial doubt about the Fund’s ability to continue as a going concern.

The following is a summary of significant accounting policies:

Valuation of investments

Until October 11, 2016, Prime Master Fund valued its investments at amortized cost. Effective October 11, 2016, consistent with amendments to Rule 2a-7 under the 1940 Act, the net asset value of Prime Master Fund is calculated using market-based values, and the price of its beneficial interests fluctuate.

67

Master Trust

Notes to financial statements

Under Rule 2a-7 under the 1940 Act, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7 under the 1940 Act, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Effective October 14, 2016, Prime CNAV Master Fund and Tax-Free Master Fund became “retail money market funds”. Under Rule 2a-7 under the 1940 Act, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as “retail money market funds”, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund value their investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Master Funds’ portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of each Master Fund’s Portfolio of investments.

Liquidity fee and/or redemption gates—Effective October 14, 2016, consistent with amendments to Rule 2a-7 under the 1940 Act, the Board is permitted to impose a liquidity fee on redemptions from each of Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund or a redemption gate to temporarily restrict redemptions

68

Master Trust

Notes to financial statements

from those Master Funds in the event that any of Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. On or after October 14, 2016, if Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. On or after October 14, 2016, if any of Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the relevant Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interest of the Fund. Liquidity fees would reduce the amount an interestholder receives upon redemption of its beneficial interests. Each of Prime Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund retains the liquidity fees for the benefit of remaining interest holders. For the period ended April 30, 2017, the Board of Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund did not impose any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Master Fund and Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund and Treasury Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 under the 1940 Act or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM in accordance with an exemptive order granted by the SEC pursuant to Section 17(d) of the 1940 Act and Rule 17d-1 thereunder. Prime Master Fund, Government Master Fund, Treasury Master Fund, and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

69

Master Trust

Notes to financial statements

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At April 30, 2017, each Master Fund owed UBS AM for investment advisory and administration services as follows:

Fund	Amounts owed to UBS AM
Prime Master Fund	$263,814
Government Master Fund	1,506,592
Treasury Master Fund	1,524,138
Prime CNAV Master Fund	109,986
Tax-Free Master Fund	192,510

In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Master Fund’s average daily net assets. At April 30, 2017, UBS AM was obligated to reduce its management fees, otherwise receivable by UBS AM, for independent trustees’ fees and expenses as follows:

Fund
Prime Master Fund	$9,516
Government Master Fund	37,697
Treasury Master Fund	40,997
Prime CNAV Master Fund	6,834
Tax-Free Master Fund	8,540

70

Master Trust

Notes to financial statements

Effective November 1, 2016 through January 31, 2017, with respect to Prime Master Fund only, UBS AM had agreed to voluntarily waive 0.06% of its management fee. Effective February 1, 2017 through June 30, 2017, with respect to Prime Master Fund only, UBS AM has agreed to voluntarily waive 0.04% of its management fee. At April 30, 2017, UBS AM owed Prime Master Fund, and for the period November 1, 2016 through to April 30, 2017, UBS AM voluntarily waived, the below amounts; amounts waived are not subject to future recoupment:

Fund	Amount owed by UBS AM	Amount waived by UBS AM
Prime Master Fund	$105,533	$705,620

Effective August 22, 2016 through December 31, 2016, with respect to Government Master Fund only, UBS AM had agreed to voluntarily waive 0.04% of its management fee. Effective January 1, 2017 through January 31, 2017, with respect to Government Master Fund only, UBS AM had agreed to voluntarily waive 0.02% of its management fee. At April 30, 2017, UBS AM owed Government Master Fund, and for the period ended April 30, 2017, UBS AM voluntarily waived, the below amounts; amounts waived are not subject to future recoupment:

Fund	Amount owed by UBS AM	Amount waived by UBS AM
Government Master Fund	$—	$2,848,652

In addition, UBS AM may voluntarily undertake to waive fees in the event that Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2017, and during the period ended April 30, 2017, UBS AM did not owe and/or waive fees under such an additional fee waiver undertaking. Such waived fees are not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the year ended April 30, 2017, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$—
Government Master Fund	129,791,264
Treasury Master Fund	—
Prime CNAV Master Fund	—
Tax-Free Master Fund	483,155,000

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds’ investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

71

Master Trust

Notes to financial statements

Beneficial interest transactions

Prime Master Fund

	For the years ended April 30,
	2017	2016
Contributions	$18,343,964,701	$47,016,868,030
Withdrawals	(32,422,782,541)	(43,979,312,707)
Net increase (decrease) in beneficial interest	$(14,078,817,840)	$3,037,555,323

Government Master Fund

	For the period from June 24, 2016[1] to April 30, 2017
Contributions	$51,345,380,769
Withdrawals	(34,029,528,958)
Net increase in beneficial interest	$17,315,851,811

Treasury Master Fund

	For the years ended April 30,
	2017	2016
Contributions	$38,470,416,999	$28,255,411,545
Withdrawals	(32,219,746,882)	(29,018,356,447)
Net increase (decrease) in beneficial interest	$6,250,670,117	$(762,944,902)

Prime CNAV Master Fund

	For the year ended April 30, 2017	For the period from January 19, 2016[1] to April 30, 2016
Contributions	$1,943,132,148	$566,064,862
Withdrawals	(1,106,523,520)	(73,277,873)
Net increase in beneficial interest	$836,608,628	$492,786,989

Tax-Free Master Fund

	For the years ended April 30,
	2017	2016
Contributions	$3,412,226,666	$1,598,987,976
Withdrawals	(2,479,052,344)	(1,577,427,090)
Net increase in beneficial interest	$933,174,322	$21,560,886

[1]	Commencement of operations.

72

Master Trust

Notes to financial statements

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded, as of April 30, 2017, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2017, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2017, and since inception for the Government Master Fund and the Prime CNAV Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

73

Master Trust

Report of independent registered public accounting firm

To the Interest holders and Board of Trustees of Master Trust

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (the five series constituting Master Trust (the “Trust”)) as of April 30, 2017, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2017 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund at April 30, 2017, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

New York, New York

June 29, 2017

74

Master Trust

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund and Prime CNAV Master Fund is available on a weekly basis at the same UBS Web address.

Proxy voting policies, procedures and record

You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

75

UBS Preferred Funds

Supplemental information (unaudited)

Board of Trustees & Officers

The Funds are governed by a Board of Trustees which oversees each Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Funds’ Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Name, Address, and age	Position(s) held with trust	Term of office† and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorships held by Trustee
Meyer Feldberg††; 75 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee	Since 1998	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since 2005). Professor Feldberg also served as president of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promoted interaction with other cities around the world) (2007-2014). Prior to 2004, he was Dean and Professor of Management and Ethics of the Graduate School of Business at Columbia University (since 1989). From 1992 to 2016, Professor Feldberg was a director of Macy’s, Inc. (operator of department stores). From 1997 to 2017, Professor Feldberg was a director of Revlon, Inc. (cosmetics).	Professor Feldberg is a director or trustee of 15 investment companies (consisting of 55 portfolios) for which UBS AM or an affiliate serves as investment advisor or manager.	Professor Feldberg is also a director of the New York City Ballet.

76

UBS Preferred Funds

Supplemental information (unaudited)

Independent Trustees

Name, Address, and age	Position(s) held with trust	Term of office† and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorships held by Trustee
Richard Q. Armstrong; 81 c/o Keith A. Weller Assistant Fund Secretary UBS Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee); Since 2004 (Chairman of the Board of Trustees)	Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since 1991 and principal occupation since 1995). Mr. Armstrong was president or chairman of a number of international packaged goods companies (responsible for such brands as Canada Dry, Dr. Pepper, Adirondack Beverages, and Moët Hennessey, among many others) (from 1982 to 1995).	Mr. Armstrong is a director or trustee of 10 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.	None
Alan S. Bernikow; 76 207 Benedict Ave. Staten Island, NY 10314	Trustee	Since 2005	Mr. Bernikow is retired. Previously, he was deputy chief executive officer at Deloitte & Touche (international accounting and consulting firm). From 2003 to March 2017, Mr. Bernikow was also a director of Destination XL Group, Inc. (menswear) (and served as a member of its nominating and corporate governance committee).	Mr. Bernikow is a director or trustee of 10 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of its compensation committee), the lead director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee). He is also the lead director of FCB Financial Holdings, Inc. (banking) (and serves as the chair of its audit committee and member of the nominating and governance committee and compensation committee).
Richard R. Burt; 70 McLarty Associates 900 17th Street NW, Washington, D.C. 20006	Trustee	Since 1998	Mr. Burt is a managing director of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009. Prior to 2007, he was chairman of Diligence Inc. (international information and risk management firm).	Mr. Burt is a director or trustee of 10 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe, Russia and Turkey Fund, Inc., The European Equity Fund, Inc. and The New Germany Fund, Inc. (and serves as a member of each such fund’s audit, nominating and governance committees).
Bernard H. Garil; 76 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a director or trustee of 10 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Garil is also a director of OFI Global Trust Company (commercial trust company), The Leukemia & Lymphoma Society (voluntary health organization) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

77

UBS Preferred Funds

Supplemental information (unaudited)

Independent Trustees (concluded)

Name, Address, and age	Position(s) held with trust	Term of office† and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorships held by Trustee
Heather R. Higgins; 57 c/o Keith A. Weller Assistant Fund Secretary UBS Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or has served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).	Ms. Higgins is a director or trustee of 10 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.	None
David Malpass; 61 c/o Keith A. Weller Assistant Fund Secretary UBS Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee	Since 2014	Mr. Malpass is the president and founder of Encima Global, LLC (economic research and consulting) (since 2008). From 1993 until 2008, he was Chief Economist and Senior Managing Director of Bear, Stearns & Co. (financial services firm).	Mr. Malpass is a director or trustee of 10 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Malpass is also a director of New Mountain Finance Corp. (business development company) (and serves as a member of its audit committee).

78

UBS Preferred Funds

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Joseph Allessie*; 51	Chief Compliance Officer	Since 2014	Mr. Allessie is a managing director (since 2015) (prior to which he was an executive director (from 2007 to 2015)) at UBS AM and UBS Asset Management (US) Inc. (collectively, “UBS AM—Americas region”). Mr. Allessie is head of compliance and operational risk control for the UBS Asset Management Division in the Americas with oversight for traditional and alternative investment businesses in Canada, the US and Cayman Islands. Prior to that he served as deputy general counsel of UBS AM—Americas region (from 2005 to 2014). Mr. Allessie is the chief compliance officer (prior to which he was interim chief compliance officer (from January to July 2014)) and had served as a vice president and assistant secretary (from 2005 to 2016) of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
Rose Ann Bubloski*; 49	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director (from 2008 to 2012)) and senior manager of registered fund product control of UBS AM—Americas region. She is vice president and assistant treasurer of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
Mark E. Carver*; 53	President	Since 2010	Mr. Carver is a managing director and head of product development and management for UBS AM—Americas region (since 2008). In this role, he oversees product development and management for both wholesale and institutional businesses. He is a member of the Americas Management Committee (since 2008) and the Regional Operating Committee (since 2008). Mr. Carver is president of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
Lisa N. DiPaolo*; 39	Vice President	Since 2015	Ms. DiPaolo is a director (since 2008) and portfolio manager (since 2015) at UBS AM—Americas region. Ms. DiPaolo joined UBS AM—Americas region in 2000 and has been a municipal securities analyst on the tax-free fixed income team. Ms. DiPaolo is a vice president of four investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Thomas Disbrow*; 51	Vice President and Treasurer	Since 2000 (Vice President); Since 2004 (Treasurer)	Mr. Disbrow is a managing director (since 2011) (prior to which he was an executive director (from 2007 to 2011)) and since January 2016 is global head of registered fund product control (prior to which he was head of the North American fund treasury administration department of UBS AM—Americas region (from 2011-2015)). Mr. Disbrow is a vice president and treasurer and/or principal accounting officer of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
Elbridge T. Gerry III*; 60	Vice President	Since 1999	Mr. Gerry is a managing director and co-head of municipal investments of UBS AM—Americas region (head from 2001 to June 2017; co-head from June 2017 to present). Mr. Gerry is a vice president of four investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Charles W. Grande*; 53	Vice President	Since May 2017	Mr. Grande is a managing director, co-head of municipal investments (since June 2017) and head of municipal credit research (since 2009) with UBS AM—Americas region. Mr. Grande is a vice president of two investment companies (consisting of 25 portfolios) for which UBS AM serves as investment advisor or manager.
Mark F. Kemper**; 59	Vice President and Secretary	Since 2004	Mr. Kemper is a managing director and general counsel of UBS AM—Americas region (since 2006 and 2004 respectively). He has been secretary or assistant secretary of UBS AM (Americas) Inc., and UBS Asset Management Trust Company (since 1993). Mr. Kemper is vice president and secretary of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager. Mr. Kemper is employed by UBS Business Solutions US LLC.

79

UBS Preferred Funds

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Joanne M. Kilkeary*; 49	Vice President and Assistant Treasurer	Since 2004	Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director (from 2008 to 2013)) and a senior manager (since 2004) of registered fund product control of UBS AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
Tammie Lee*; 46	Vice President and Assistant Secretary	Since 2005	Ms. Lee is an executive director with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region (since 2010) (prior to which she was a director (from 2005 to 2010)) and associate general counsel (since 2005). Ms. Lee is a vice president and assistant secretary of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
William T. MacGregor*; 41	Vice President and Assistant Secretary	Since 2015	Mr. MacGregor is an executive director and deputy general counsel with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region (since September 2015). From June 2012 through July 2015, Mr. MacGregor was Senior Vice President, Secretary and Associate General Counsel of AXA Equitable Funds Management Group, LLC and from May 2008 through July 2015, Mr. MacGregor was Lead Director and Associate General Counsel of AXA Equitable Life Insurance Company. Mr. MacGregor is a vice president and assistant secretary of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
Ryan Nugent*; 39	Vice President	Since 2009	Mr. Nugent is an executive director (since 2017) (prior to which he was a director (since 2010)), portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS AM—Americas region. Mr. Nugent is a vice president of four investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Nancy Osborn*; 51	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a senior manager of registered fund product control of UBS AM—Americas region (since 2006). Mrs. Osborn is a vice president and assistant treasurer of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
Robert Sabatino**; 43	Vice President	Since 2001	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director (from 2007 to 2010)), global head of liquidity, portfolio management (since 2015), head of US taxable money markets (from 2009 to 2015), and portfolio manager of UBS AM—Americas region in the short duration fixed income group (since 2001). Mr. Sabatino is a vice president of four investment companies (consisting of 29 portfolios) for which UBS AM serves as investment advisor or manager.
Eric Sanders*; 51	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
David Walczak**; 33	Vice President	Since 2016	Mr. Walczak is an executive director (since January 2016), head of US taxable money markets (since January 2015) and portfolio manager of UBS AM—Americas region. Mr. Walczak is a vice president of five investment companies (consisting of 44 portfolios) for which UBS AM serves as investment advisor or manager.
Keith A. Weller*; 55	Vice President and Assistant Secretary	Since 1998	Mr. Weller is an executive director and senior associate general counsel with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.

80

UBS Preferred Funds

Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Mandy Yu*; 33	Vice President	Since 2013	Ms. Yu is an associate director (since 2015) (prior to which she was an authorized officer (from 2012 to 2015)) and tax compliance manager (since 2013) of registered fund product control of UBS AM—Americas region. She was a fund treasury manager (from 2012 to 2013) and a mutual fund administrator (from 2007 to 2012) for UBS AM—Americas region. Ms. Yu is a vice president of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.

*	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
**	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.
†	Each trustee holds office for an indefinite term. Officers are appointed by the trustees and serve at the pleasure of the Board.
††	Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), because he is a senior advisor to Morgan Stanley, a financial services firm with which the Funds may conduct transactions.

81

Trustees

Richard Q. Armstrong

Chairman

Alan S. Bernikow

Richard R. Burt

Meyer Feldberg

Bernard H. Garil

Heather R. Higgins

David Malpass

Principal Officers

Mark E. Carver

President

Mark F. Kemper

Vice President and Secretary

Thomas Disbrow

Vice President and Treasurer

Lisa M. DiPaolo

Vice President

Elbridge T. Gerry III

Vice President

Robert Sabatino

Vice President

David J. Walczak

Vice President

Administrator (and Manager for the Master Funds)

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter (for the feeder funds)

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

©UBS 2017. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S1126

UBS Select Capital Funds

Annual Report  |  April 30, 2017

Includes:

•	UBS Select Government Capital Fund
•	UBS Select Treasury Capital Fund

UBS Select Capital Funds

June 16, 2017

Dear Shareholder,

We present you with the annual report for the UBS Select Capital Series of Funds, namely the UBS Select Government Capital Fund and UBS Select Treasury Capital Fund (the “Funds”) for the 12 months (or since commencement period for UBS Select Government Capital Fund) ended April 30, 2017 (the “reporting period”).

Performance

In December 2016, the US Federal Reserve Board raised the federal funds rate from a range between 0.25% and 0.50% to a range between 0.50% and 0.75%. In March 2017, rates were raised to a range between 0.75% and 1.00%. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) While the yields on a wide range of short-term investments moved higher over the period, yields still remained low by historical comparison. As a result, the Funds’ yields remained low during the reporting period.

The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

•	UBS Select Government Capital Fund: 0.60% as of April 30, 2017.

•	UBS Select Treasury Capital Fund: 0.60% as of April 30, 2017, versus 0.13% on April 30, 2016.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on page 6.

An interview with Portfolio Manager Robert Sabatino

Q.	How would you describe the economic environment during the reporting period?
A.	The US economy faced a number of headwinds but overcame these challenges and continued to expand during the reporting period. That being said, the overall pace of growth was fairly tepid. The US Commerce Department reported that gross domestic product (“GDP”) grew at a 1.4% seasonally adjusted annualized rate during the second quarter of 2016. GDP growth then improved to a 3.5% rate during the third quarter of 2016—the strongest reading since the third quarter of 2014. GDP growth then moderated to a 2.1% rate during the fourth quarter. Finally, first quarter 2017 GDP grew at a 1.2% rate based on the US Commerce Department’s second estimate.[1]

Q.	How did the Fed react to the economic environment?
A.	Prior to the beginning of the reporting period, after taking its first step toward normalizing monetary policy in late 2015, the US Federal Reserve Board (the “Fed”) kept the fed funds rate unchanged until December 2016, when it increased rates by 0.25% to a range between 0.50% and 0.75%. After keeping rates unchanged at its first meeting in 2017, the Fed again raised rates 0.25% to a range between 0.75% and 1.00% at its meeting that concluded on March 15, 2017. In its statement following the March meeting the Fed said, “The Committee expects that economic conditions will evolve in a manner that will warrant gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the

UBS Select Government Capital Fund

UBS Select Treasury Capital Fund

Investment goals (both Funds):

Maximum current income consistent with liquidity and the preservation of capital

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

UBS Select Government Capital Fund—June 24, 2016; UBS Select Treasury Capital Fund—July 16, 2012.

Dividend payments:

Monthly

[1]	Based on the Commerce Department’s second estimate announced on May 26, 2017, after the reporting period had ended.

1

UBS Select Capital Funds

longer run. However, the actual path of the federal funds rate will depend on the economic outlook as informed by incoming data.” At its meeting in June 2017, after the end of the reporting period, the fed raised rates by 0.25% to a range between 1.00% and 1.25%.

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.	Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Government Master Fund and the Treasury Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•	The inception date for the Master Fund in which UBS Select Government Capital Fund invests was June 24, 2016, also the inception date for the feeder fund. We tactically adjusted its WAM and, at the end of the reporting period, the Master Fund’s WAM was 56 days. At the security level, the Master Fund’s largest exposure was in direct government and agency obligations, followed by repurchase agreements backed by government securities.

•	The WAM for the Master Fund in which UBS Select Treasury Capital Fund invests was 59 days when the reporting period began. Over the review period, the WAM was adjusted and, at period end on April 30, 2017, it was 49 days. At the security level, we increased the Master Fund’s exposure to repurchase agreements backed by government securities and reduced its exposure to direct US government obligations.

Q.	What factors do you believe will affect the Funds over the coming months?
A.	We believe the US economy has enough momentum to continue expanding, albeit at a relatively modest pace. In our view, inflation will remain fairly well contained. In such an environment, we feel the Fed will be true to its word and take a slow and deliberate pace in terms of raising interest rates. We anticipate continuing to manage the Funds focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Mark E. Carver President—UBS Money Series UBS Select Government Capital Fund UBS Select Treasury Capital Fund Managing Director UBS Asset Management (Americas) Inc.	Robert Sabatino Portfolio Manager— UBS Select Government Capital Fund UBS Select Treasury Capital Fund Managing Director UBS Asset Management (Americas) Inc.

2

UBS Select Capital Funds

David J. Walczak Portfolio Manager— UBS Select Government Capital Fund UBS Select Treasury Capital Fund Executive Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the 12-month (or since inception) period ended April 30, 2017. The views and opinions in the letter were current as of June 16, 2017. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/am-us.

3

UBS Select Capital Funds

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2016 to April 30, 2017.

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

4

UBS Select Capital Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

	Beginning account value November 1, 2016	Ending account value[2] April 30, 2017	Expenses paid during period[3] 11/01/16 to 04/30/17	Expense ratio during the period

UBS Select Government Capital Fund
Actual	$1,000.00	$1,002.00	$0.94	0.19%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.85	0.95	0.19

	Beginning account value November 1, 2016	Ending account value[2] April 30, 2017	Expenses paid during period[3] 11/01/16 to 04/30/17	Expense ratio during the period
UBS Select Treasury Capital Fund
Actual	$1,000.00	$1,001.90	$0.99	0.20%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.80	1.00	0.20

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.
[2]	“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.
[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

5

UBS Select Capital Funds

Yields and characteristics at a glance—April 30, 2017 (unaudited)

UBS Select Government Capital Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.60%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.60
Seven-day current yield before fee waivers and/or expense reimbursements[1]	0.43
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	0.43
Weighted average maturity[2]	56 days

UBS Select Treasury Capital Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.60%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.60
Seven-day current yield before fee waivers and/or expense reimbursements[1]	0.41
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	0.41
Weighted average maturity[2]	49 days
You could lose money by investing in UBS Select Government Capital Fund and UBS Select Treasury Capital Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Select Government Capital Fund and UBS Select Treasury Capital Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. An investment in UBS Select Government Capital Fund and UBS Select Treasury Capital Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Government Capital Fund’s sponsor and UBS Select Treasury Capital Fund’s sponsor has no legal obligation to provide financial support to UBS Select Government Capital Fund and UBS Select Treasury Capital Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Select Government Capital Fund and UBS Select Treasury Capital Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.
[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

6

UBS Select Capital Funds

Statement of assets and liabilities

April 30, 2017

	UBS Select Government Capital Fund	UBS Select Treasury Capital Fund
Assets:
Investment in Government Master Fund and Treasury Master Fund (each a “Master Fund”), at value (cost—$3,379,324,724 and $1,206,270,493, respectively, which approximates cost for federal income tax purposes)	$3,379,324,724	$1,206,270,493
Other assets	116,011	48,479
Total assets	3,379,440,735	1,206,318,972

Liabilities:
Dividends payable to shareholders	1,674,810	598,692
Payable to affiliate	231,063	69,868
Accrued expenses and other liabilities	112,185	71,078
Total liabilities	2,018,058	739,638

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 3,377,345,272 and 1,205,567,151 outstanding, respectively	$3,377,345,272	$1,205,567,151
Accumulated net realized gain	77,405	12,183
Net assets	$3,377,422,677	$1,205,579,334
Net asset value per share	$1.00	$1.00

See accompanying notes to financial statements.

7

UBS Select Capital Funds

Statement of operations

For the year ended April 30, 2017

	UBS Select Government Capital Fund[1]	UBS Select Treasury Capital Fund
Investment income:
Interest income allocated from Master Fund	$15,909,574	$6,754,037
Expenses allocated from Master Fund	(3,230,954)	(1,435,868)
Expense waiver allocated from Master Fund	628,541	—
Net investment income allocated from Master Fund	13,307,161	5,318,169
Expenses:
Service fees	4,845,285	2,153,322
Administration fees	3,229,880	1,435,544
Transfer agency fees	209,203	96,554
State registration fees	106,484	25,224
Professional fees	69,236	81,436
Trustees’ fees	38,071	31,650
Organization fees	37,319	—
Reports and notices to shareholders	35,079	8,839
Insurance fees	16,014	20,313
Accounting fees	11,939	14,000
Other expenses	27,911	18,484
	8,626,421	3,885,366
Fee waivers and/or expense reimbursements by administrator and distributor	(5,130,440)	(2,450,134)
Net expenses	3,495,981	1,435,232
Net investment income	9,811,180	3,882,937
Net realized gain allocated from Master Fund	96,425	18,700
Net increase in net assets resulting from operations	$9,907,605	$3,901,637

[1]	Commencement of operations on June 24, 2016.

See accompanying notes to financial statements.

8

UBS Select Capital Funds

Statement of changes in net assets

UBS Select Government Capital Fund
For the period from June 24, 2016[1] to April 30, 2017
From operations:

Net investment income	$9,811,180
Net realized gains	96,425
Net increase in net assets resulting from operations	9,907,605
Dividends and distributions to shareholders from:

Net investment income	(9,811,180)
Net realized gains	(19,020)
Total dividends and distributions to shareholders	(9,830,200)
Net increase in net assets from beneficial interest transactions	3,377,345,272
Net increase in net assets	3,377,422,677
Net assets:

Beginning of period	—
End of period	$3,377,422,677
Accumulated undistributed net investment income	$—

[1]	Commencement of operations.

	UBS Select Treasury Capital Fund
	For the years ended April 30,
	2017	2016
From operations:

Net investment income	$3,882,937	$616,218
Net realized gains	18,700	102,814
Net increase in net assets resulting from operations	3,901,637	719,032
Dividends and distributions to shareholders from:

Net investment income	(3,882,937)	(616,218)
Net realized gains	(24,070)	(118,366)
Total dividends and distributions to shareholders	(3,907,007)	(734,584)
Net decrease in net assets from beneficial interest transactions	(123,198,603)	(253,832,361)
Net decrease in net assets	(123,203,973)	(253,847,913)
Net assets:

Beginning of year	1,328,783,307	1,582,631,220
End of year	$1,205,579,334	$1,328,783,307
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements.

9

UBS Select Government Capital Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

For the period from June 24, 2016[1] to April 30, 2017
Net asset value, beginning of period	$1.00
Net investment income	0.003
Net realized gains	0.000 [2]
Net increase from operations	0.003
Dividends from net investment income	(0.003)
Distributions from net realized gains	(0.000)[2]
Total dividends and distributions	(0.003)
Net asset value, end of period	$1.00
Total investment return[3]	0.26%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.37%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.19%[5]
Net investment income[4]	0.30%[5]
Supplemental data:
Net assets, end of period (000’s)	$3,377,423

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]	Total investment return is calculated assuming a $10,000 investment on the first day of the period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of the period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

10

UBS Select Treasury Capital Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Years ended April 30,				For the period July 16, 2012[1] to April 30, 2013
	2017	2016	2015	2014
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.003	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]
Net realized gains	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]
Net increase from operations	0.003	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]
Dividends from net investment income	(0.003)	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Distributions from net realized gains	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total dividends and distributions	(0.003)	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	0.28%	0.05%	0.01%	0.01%	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.37%	0.37%	0.37%	0.37%	0.37%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.20%	0.13%	0.06%	0.06%	0.14%[5]
Net investment income[4]	0.27%	0.04%	0.01%	0.01%	0.01%[5]
Supplemental data:
Net assets, end of period (000’s)	$1,205,579	$1,328,783	$1,582,631	$1,333,295	$1,637,033

[1]	Operations commenced on July 16, 2012.
[2]	Amount represents less than $0.0005 per share.
[3]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

11

UBS Select Capital Funds

Notes to financial statements

Organization and significant accounting policies

UBS Select Government Capital Fund (“Government Capital Fund”) and UBS Select Treasury Capital Fund (“Treasury Capital Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty series. The financial statements for the other series of the Trust are not included herein.

Government Capital Fund and Treasury Capital Fund are “feeder funds” that invest substantially all of their assets in “master funds”—Government Master Fund and Treasury Master Fund, respectively (each a “Master Fund”, collectively, the “Master Funds” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives.

Treasury Capital Fund commenced operations on July 16, 2012, and Government Capital Fund commenced operations on June 24, 2016. As a result of the amendments to Rule 2a-7 under the 1940 Act, upon the recommendation of UBS Asset Management (Americas) Inc. (“UBS AM”), the Board of Trustees of the Trust (“the Board”) approved the liquidation of UBS Select Prime Capital Fund and UBS Select Tax-Free Capital Fund (the “Liquidating Funds”) pursuant to a plan of liquidation. Accordingly, effective June 23, 2016, shares of the Liquidating Funds were no longer offered for purchase; all shares of each Liquidating Fund were redeemed in accordance with its respective plan of liquidation on June 24, 2016.

UBS AM is the investment advisor and administrator for the Master Funds and the administrator for the feeder funds. UBS Asset Management (US) Inc. (“UBS AM—US”) serves as principal underwriter for the Funds. UBS AM and UBS AM—US are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects each Fund’s proportionate interest in the net assets of its corresponding Master Fund (19.44% for Government Capital Fund and 6.63% for Treasury Capital Fund at April 30, 2017).

All of the net investment income and realized and unrealized gains and losses from investment activities of each Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Funds’ financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

12

UBS Select Capital Funds

Notes to financial statements

In August 2014, the FASB issued Accounting Standard Update No. 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40): “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern” (“ASU 2014-15”). The update provides guidance about management’s responsibility to evaluate whether there is substantial doubt about the entity’s ability to continue as a going concern and to provide related footnote disclosure. Management has evaluated relevant conditions and events, which are known and reasonably knowable, and has determined that there are no conditions and events that raise substantial doubt about the Fund’s ability to continue as a going concern.

The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Constant net asset value per share funds—Government Capital Fund and Treasury Capital Fund attempt to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Funds will be able to maintain a stable net asset value of $1.00 per share. The Funds have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. Government Capital Fund and Treasury Capital Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7 of the 1940 Act, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As “government money market funds”, Government Capital Fund and Treasury Capital Fund are permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—By operating as “government money market funds”, Government Capital Fund and Treasury Capital Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Capital Fund and Treasury Capital Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Administrator

UBS AM serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate, as a percentage of each Fund’s average daily net assets:

Fund	Administration fee
Government Capital Fund	0.10%
Treasury Capital Fund	0.10

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UBS Select Capital Funds

Notes to financial statements

At April 30, 2017, each Fund owed UBS AM for administrative services, net of fee waivers and/or expense reimbursements, as follows:

Fund	Amounts owed to UBS AM
Government Capital Fund	$293,124
Treasury Capital Fund	102,839

The Funds and UBS AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its administration fees and/or reimburse the Funds, and to cause its affiliate UBS AM—US to waive its shareholder servicing fee, so that each Fund’s total annual operating expenses through August 31, 2017 (excluding interest expense, if any, and extraordinary items) would not exceed 0.20%. (Information regarding waiver of the shareholder servicing fees payable to UBS AM—US appears further below.) At April 30, 2017, UBS AM owed the Funds, and for the period ended April 30, 2017, UBS AM was contractually obligated to waive fees and/or reimburse certain operating expenses, as follows:

Fund	Amounts owed by UBS AM	Amounts waived by UBS AM
Government Capital Fund	$62,061	$285,155
Treasury Capital Fund	32,971	296,812

Each Fund has agreed to repay UBS AM for any such waived fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing each Fund’s expenses in any of those three years to exceed such expense cap. The fee waiver/expense reimbursement agreement may be terminated by the Funds’ Board at any time and also will terminate automatically upon the expiration or termination of the Funds’ contract with UBS AM. Upon termination of the agreement, however, UBS AM’s three year recoupment rights will survive. At April 30, 2017, the following Funds had remaining fee waivers and/or expense reimbursements subject to repayment to UBS AM and respective dates of expiration as follows:

Fund	Fee waivers/ expense reimbursements subject to recoupment	Expires April 30, 2018	Expires April 30, 2019	Expires April 30, 2020
Government Capital Fund	$5,130,440	$—	$—	$5,130,440
Treasury Capital Fund	6,380,473	1,688,154	2,242,185	2,450,134

UBS AM may voluntarily undertake to waive fees and/or reimburse expenses in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2017, and for the period ended April 30, 2017, UBS AM did not owe and/or waive fees/reimburse expenses under this additional undertaking.

Shareholder services plan

UBS AM—US is the principal underwriter and distributor of the Funds’ shares. Under the shareholder services plans, UBS AM—US is entitled to a monthly shareholder servicing fee, payable by each Fund, at the below annual rate, as a percentage of each Fund’s average daily net assets:

Fund	Shareholder servicing fee
Government Capital Fund	0.15%
Treasury Capital Fund	0.15

14

UBS Select Capital Funds

Notes to financial statements

UBS AM—US has undertaken to waive all or a portion of its fees, in accordance with the contractual fee waiver arrangement that continues until August 31, 2017, as explained in the Administrator section above. To the extent that expenses are to be reimbursed, UBS AM will reimburse the Funds. For the period ended April 30, 2017, UBS AM—US waived its shareholder servicing fees, otherwise payable to it, as follows:

Fund	Amounts waived by UBS AM-US
Government Capital Fund	$4,845,285
Treasury Capital Fund	2,153,322

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

Government Capital Fund

For the period from June 24, 2016[1] to April 30, 2017
Shares sold	34,778,553,582
Shares repurchased	(31,408,776,166)
Dividends reinvested	7,567,856
Net increase in shares outstanding	3,377,345,272

[1]	Commencement of operations.

Treasury Capital Fund

	For the years ended April 30,
	2017	2016
Shares sold	12,604,955,739	9,401,463,988
Shares repurchased	(12,731,442,382)	(9,655,882,460)
Dividends reinvested	3,288,040	586,111
Net decrease in shares outstanding	(123,198,603)	(253,832,361)

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by Treasury Capital Fund during the fiscal years ended April 30, 2017 and April 30, 2016, was ordinary income. The tax character of distributions paid to shareholders by Government Capital Fund for the fiscal period ended April 30, 2017, was ordinary income.

The components of accumulated earnings (deficit) on a tax basis were (1) undistributed ordinary income of $1,761,335 for Government Capital Fund, and (2) undistributed ordinary income of $610,875 for Treasury Capital Fund.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after December 22, 2010, may be carried forward indefinitely, and retain their character as short-term

15

UBS Select Capital Funds

Notes to financial statements

and/or long-term losses. The act requires that post-enactment net capital losses be used before pre-enactment net capital losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. As of April 30, 2017, none of the Funds had capital loss carryforwards.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of April 30, 2017, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2017, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2017, and since inception for the Government Capital Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

16

UBS Select Capital Funds

Report of independent registered public accounting firm

To the Shareholders and Board of Trustees of

UBS Select Government Capital Fund and

UBS Select Treasury Capital Fund

We have audited the accompanying statements of assets and liabilities of UBS Select Government Capital Fund and UBS Select Treasury Capital Fund (two of the series constituting UBS Money Series (collectively, the “Funds”)) as of April 30, 2017, the related statements of operations, the statements of changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Select Government Capital Fund and UBS Select Treasury Capital Fund at April 30, 2017, and the results of their operations, the changes in their net assets, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York

June 29, 2017

17

UBS Select Capital Funds

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Funds and Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of the related Master Fund’s portfolio holdings; and (b) information regarding each Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information

Pursuant to Sections 871(k)(1)(C)(i) and 871(k)(2)(C)(i) of the Internal Revenue Code, the Funds designate the following percentages of ordinary income distributions paid as qualified interest income and qualified short term capital gains:

Fund	Qualified Interest Income	Qualified Short Term Capital Gains
Government Capital Fund	99.81%	0.19%
Treasury Capital Fund	99.39%	0.61%

18

Master Trust

Annual Report  |  April 30, 2017

Includes:

•	Government Master Fund
•	Treasury Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2016 to April 30, 2017.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

20

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

	Beginning account value November 1, 2016	Ending account value April 30, 2017	Expenses paid during period[1] 11/01/16 to 04/30/17	Expense ratio during the period

Government Master Fund
Actual	$1,000.00	$1,002.50	$0.40	0.08%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.40	0.40	0.08

	Beginning account value November 1, 2016	Ending account value April 30, 2017	Expenses paid during period[1] 11/01/16 to 04/30/17	Expense ratio during the period

Treasury Master Fund
Actual	$1,000.00	$1,002.40	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

21

Master Trust

Portfolio characteristics at a glance—April 30, 2017 (unaudited)

Government Master Fund

Characteristics

Weighted average maturity[1]	56 days

Portfolio composition[2]
US government and agency obligations	68.3%
Repurchase agreements	30.9
Other assets less liabilities	0.8
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Treasury Master Fund

Characteristics
Weighted average maturity[1]	49 days

Portfolio composition[2]
Repurchase agreements	51.1%
US government obligations	41.1
Other assets less liabilities	7.8
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

22

Government Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
US government and agency obligations—68.26%
Federal Farm Credit Bank 0.540%, due 05/24/17[1]	$48,000,000	$47,983,440
0.700%, due 09/20/17[1]	99,000,000	98,726,650
0.888%, due 05/03/17[2]	100,000,000	99,996,002
0.961%, due 05/26/17[2]	40,000,000	40,000,000
0.973%, due 05/20/17[2]	23,000,000	22,998,809
0.976%, due 05/21/17[2]	40,000,000	40,008,315
1.016%, due 05/06/17[2]	100,000,000	99,998,589
1.028%, due 05/05/17[2]	100,000,000	99,999,736
1.040%, due 05/11/17[2]	133,000,000	133,039,842
1.044%, due 05/08/17[2]	128,700,000	128,643,047
1.063%, due 05/28/17[2]	40,000,000	39,999,067
1.073%, due 05/05/17[2]	95,000,000	95,000,822
1.081%, due 05/25/17[2]	100,000,000	99,978,874
1.085%, due 05/29/17[2]	122,000,000	122,000,000
1.113%, due 07/23/17[2]	100,000,000	100,013,482
1.126%, due 05/06/17[2]	118,500,000	118,490,200
Federal Home Loan Bank 0.545%, due 05/03/17[1]	35,000,000	34,998,940
0.550%, due 05/15/17[1]	98,000,000	97,979,039
0.550%, due 06/27/17[1]	50,000,000	49,956,458
0.560%, due 05/30/17[1]	200,000,000	199,909,778
0.567%, due 05/01/17[2]	150,000,000	150,000,000
0.609%, due 05/01/17[2]	125,000,000	124,996,513
0.629%, due 05/04/17[1]	198,000,000	197,989,770
0.630%, due 05/23/17[1]	88,000,000	87,966,120
0.630%, due 07/28/17[1]	110,000,000	109,830,600
0.635%, due 05/19/17[1]	188,000,000	187,940,310
0.635%, due 07/25/17[1]	100,000,000	99,850,069
0.638%, due 07/28/17[1]	45,000,000	44,929,820
0.640%, due 08/01/17[1]	112,300,000	112,116,327
0.640%, due 08/09/17[1]	198,000,000	197,648,000
0.643%, due 08/04/17[1]	200,000,000	199,660,639
0.650%, due 06/23/17[1]	46,000,000	45,955,981
0.650%, due 08/01/17[1]	187,000,000	186,689,372
0.670%, due 08/16/17[1]	198,000,000	197,605,705
0.684%, due 08/25/17[1]	99,000,000	98,781,804
0.695%, due 08/30/17[1]	200,000,000	199,532,806
0.730%, due 06/02/17[1]	100,000,000	99,935,111
0.730%, due 07/03/17[1]	173,000,000	172,778,993
0.732%, due 05/17/17[2]	188,000,000	188,000,000
0.750%, due 10/18/17[1]	70,000,000	69,752,083
0.755%, due 05/10/17[1]	100,000,000	99,981,125
0.770%, due 05/30/17[1]	82,000,000	81,949,137
0.770%, due 06/05/17[1]	98,000,000	97,926,636
0.770%, due 06/09/17[1]	82,000,000	81,931,598
0.770%, due 06/12/17[1]	100,000,000	99,910,167
0.770%, due 06/14/17[1]	230,000,000	229,783,544
0.780%, due 06/09/17[1]	100,000,000	99,915,500
0.780%, due 06/15/17[1]	63,000,000	62,938,575
0.785%, due 06/06/17[1]	100,000,000	99,921,500
0.785%, due 06/23/17[1]	46,000,000	45,946,838
0.790%, due 06/07/17[1]	98,000,000	97,920,429
0.800%, due 07/05/17[1]	170,000,000	169,754,445
0.839%, due 05/16/17[2]	259,000,000	259,009,543
0.860%, due 07/26/17[1]	198,000,000	197,593,220
0.863%, due 07/17/17[2]	75,000,000	75,000,000

Security description	Face Amount	Value
US government and agency obligations—(concluded)
0.865%, due 06/06/17[2]	$86,800,000	$86,789,907
0.871%, due 07/12/17[2]	75,000,000	75,000,000
0.879%, due 05/14/17[2]	189,000,000	189,000,000
0.879%, due 05/15/17[2]	250,000,000	250,008,866
0.891%, due 07/20/17[2]	90,000,000	90,000,000
0.895%, due 06/01/17[2]	50,000,000	50,055,393
0.896%, due 07/16/17[2]	140,000,000	140,000,000
0.910%, due 09/22/17[1]	100,000,000	99,636,000
0.924%, due 05/05/17[2]	50,000,000	50,000,000
0.938%, due 06/05/17[2]	99,000,000	99,001,767
0.941%, due 05/06/17[2]	77,500,000	77,517,016
0.964%, due 05/18/17[2]	149,000,000	149,000,000
0.975%, due 10/25/17[1]	12,000,000	11,942,475
0.978%, due 05/12/17[2]	150,000,000	149,985,135
0.980%, due 10/30/17[1]	100,000,000	99,504,556
1.003%, due 05/28/17[2]	44,750,000	44,746,530
1.033%, due 05/03/17[2]	50,000,000	50,000,000
1.038%, due 05/22/17[2]	54,500,000	54,499,604
1.041%, due 05/06/17[2]	50,000,000	50,000,000
1.054%, due 05/10/17[2]	60,000,000	59,990,446
1.058%, due 05/02/17[2]	69,050,000	69,049,027
1.090%, due 07/27/17[2]	14,000,000	14,012,822
1.090%, due 07/27/17[2]	27,000,000	27,024,728
1.106%, due 06/08/17[2]	50,000,000	50,114,797
1.122%, due 06/30/17[2]	100,000,000	100,000,000
1.123%, due 07/01/17[2]	100,000,000	100,000,000
Federal Home Loan Mortgage Corp. 0.490%, due 05/15/17[1]	222,000,000	221,957,697
0.889%, due 09/15/17[1]	98,000,000	97,668,452
1.048%, due 05/05/17[2]	150,000,000	150,000,000
1.125%, due 07/08/17[2]	140,000,000	140,000,000
Federal National Mortgage Association 0.609%, due 06/01/17	97,061,000	97,011,121
0.875%, due 10/26/17	190,000,000	190,069,044
1.102%, due 06/21/17[2]	30,000,000	30,073,093
1.128%, due 07/11/17[2]	100,000,000	100,000,000
US Treasury Bills 0.631%, due 05/18/17[1]	98,000,000	97,970,799
0.892%, due 09/28/17[1]	200,000,000	199,256,667
US Treasury Notes 0.625%, due 08/31/17	98,000,000	97,942,074
0.750%, due 10/31/17	195,000,000	194,939,190
0.750%, due 12/31/17	60,000,000	59,952,073
0.750%, due 01/31/18	195,000,000	194,848,591
0.875%, due 05/15/17	98,000,000	98,013,329
0.875%, due 10/15/17	313,000,000	313,196,447
0.875%, due 11/30/17	325,000,000	325,087,301
0.875%, due 01/31/18	103,000,000	103,020,876
1.000%, due 12/31/17	275,000,000	275,260,620
1.000%, due 02/15/18	250,000,000	250,256,317
1.875%, due 08/31/17	48,000,000	48,188,311
Total US government and agency obligations (cost—$11,862,754,441)		11,862,754,441

23

Government Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
Repurchase agreements—30.93%
Repurchase agreement dated 04/25/17 with Barclays Capital, Inc., 0.780% due 05/02/17, collateralized by $253,452,800 US Treasury Notes, 1.500% to 2.250% due 05/31/20 to 08/15/22; (value—$255,000,074); proceeds: $250,037,917	$250,000,000	$250,000,000
Repurchase agreement dated 04/25/17 with Barclays Capital, Inc., 0.790% due 05/02/17, collateralized by $330,111,416 Federal Home Loan Mortgage Corp. obligations, 3.000% to 4.000% due 01/01/29 to 12/01/42 and $631,979,235 Federal National Mortgage Association obligations, 3.000% to 4.000% due 09/01/28 to 04/01/47; (value—$765,000,000); proceeds: $750,115,208	750,000,000	750,000,000
Repurchase agreement dated 04/27/17 with Barclays Capital, Inc., 0.790% due 05/04/17, collateralized by $70,722,200 US Treasury Bond, 4.625% due 02/15/40, $411,108,600 US Treasury Notes, 0.750% to 2.000% due 08/31/18 to 04/30/22, $384,900 US Treasury Bond Principal STRIPs, zero coupon due 02/15/37 to 11/15/46 and $6,332,399 US Treasury Bonds STRIPs, zero coupon due 05/15/27 to 08/15/32; (value—$510,000,046); proceeds: $500,076,806	500,000,000	500,000,000
Repurchase agreement dated 04/28/17 with Barclays Capital, Inc., 0.800% due 05/01/17, collateralized by $261,861,400 US Treasury Notes, 1.125% due 09/30/21, $1,000 US Treasury Bonds Principal STRIP, zero coupon due 02/15/19 and $900 US Treasury Notes Principal STRIP, zero coupon due 11/15/17; (value—$255,000,059); proceeds: $250,016,667	250,000,000	250,000,000
Repurchase agreement dated 04/28/17 with BNP Paribas SA, 0.820% due 05/01/17, collateralized by $15,260,200 US Treasury Bond, 3.000% due 11/15/45 and $185,812,100 US Treasury Notes, 1.875% to 2.375% due 01/31/22 to 08/15/24; (value—$204,000,075); proceeds: $200,013,667	200,000,000	200,000,000
Repurchase agreement dated 04/28/17 with BNP Paribas SA, 0.830% due 05/01/17, collateralized by $1,100,000 Federal Home Loan Bank obligation, 5.365% due 09/09/24, $11,446,000 Federal National Mortgage Association obligations, 2.625% to 5.625% due 09/06/24 to 07/15/37, $87,690,900 US Treasury Notes, 1.000% to 2.250% due 02/15/18 to 02/15/25 and $3,087,800 US Treasury Bond Principal STRIPs, zero coupon due 02/15/29 to 05/15/41; (value—$102,000,017); proceeds: $100,006,917	100,000,000	100,000,000

Security description	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/28/17 with Federal Reserve Bank of New York, 0.750% due 05/01/17, collateralized by $59,354,200 US Treasury Bond, 6.250% due 08/15/23; (value—$75,004,771); proceeds: $75,004,688	$75,000,000	$75,000,000
Repurchase agreement dated 04/28/17 with Goldman Sachs & Co., 0.790% due 05/01/17, collateralized by $100,000,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 1.150% due 11/14/17 to 09/04/18 and $105,347,281 US Treasury Bond STRIPs, zero coupon due 05/15/30 to 11/15/44; (value—$159,120,000); proceeds: $156,010,270	156,000,000	156,000,000
Repurchase agreement dated 04/28/17 with Mitsubishi UFJ Securities USA, Inc., 0.770% due 05/01/17, collateralized by $134,777,300 US Treasury Bonds, 2.500% to 6.625% due 02/15/27 to 05/15/46, $4,239,600 US Treasury Inflation Index Bond, 2.375% due 01/15/25, $77,781,100 US Treasury Inflation Index Notes, 0.125% to 1.375% due 01/15/20 to 01/15/26 and $80,326,900 US Treasury Notes, 0.750% to 2.750% due 01/31/18 to 05/15/24; (value—$306,000,046); proceeds: $300,019,250	300,000,000	300,000,000

Repurchase agreement dated 04/28/17 with Mitsubishi UFJ Securities USA, Inc., 0.780% due 05/01/17, collateralized by $1,881,807,950 Federal Home Loan Mortgage Corp. obligations, zero coupon to 6.500% due 11/01/17 to 05/01/47, $2,690,070,631 Federal National Mortgage Association obligations, 1.838% to 6.060% due 06/01/17 to 05/01/47, $356,031,289 Government National Mortgage Association obligations, 2.000% to 4.000% due 11/20/37 to 01/20/47, $416,200 US Treasury Bill, zero coupon due 03/29/18, $1,505,100 US Treasury Bonds, 2.500% to 3.000% due 05/15/45 to 05/15/46 and $3,510,000 US Treasury Notes, 1.625% to 1.875% due 03/15/20 to 02/28/22; (value—$1,830,900,080); proceeds: $1,795,116,675

	1,795,000,000	1,795,000,000

24

Government Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/25/17 with Mitsubishi UFJ Securities USA, Inc., 0.820% due 06/05/17, collateralized by $199,790,305 Federal Home Loan Mortgage Corp. obligations, 1.500% to 5.500% due 11/01/17 to 03/01/47, $634,984,716 Federal National Mortgage Association obligations, 1.492% to 5.500% due 07/01/18 to 08/01/48 and $530,977,407 Government National Mortgage Association obligations, 2.250% to 4.707% due 02/20/30 to 03/20/65; (value—$510,000,000); proceeds: $500,466,944[3,4]	$500,000,000	$500,000,000
Repurchase agreement dated 04/28/17 with State Street Bank and Trust Co., 0.050% due 05/01/17, collateralized by $224,000 US Treasury Note, 2.125% due 08/15/21; (value—$228,668); proceeds: $224,001	224,000	224,000
Repurchase agreement dated 04/26/17 with Toronto-Dominion Bank, 0.770% due 05/03/17, collateralized by $26,783,985 Federal Home Loan Mortgage Corp. obligations, 3.500% to 4.500% due 03/01/32 to 12/01/45 and $116,760,138 Federal National Mortgage Association obligations, 3.000% to 4.500% due 12/01/25 to 02/01/47; (value—$102,000,000); proceeds: $100,014,972	100,000,000	100,000,000

Security description	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/28/17 with Toronto-Dominion Bank, 0.820% due 05/01/17, collateralized by $149,654,106 Federal Home Loan Mortgage Corp. obligations, 2.500% to 4.500% due 08/01/25 to 02/01/47 and $498,389,690 Federal National Mortgage Association obligations, 2.500% to 6.000% due 04/01/25 to 04/01/47; (value—$408,000,000); proceeds: $400,027,333	$400,000,000	$400,000,000
Total repurchase agreements (cost—$5,376,224,000)		5,376,224,000
Total investments (cost—$17,238,978,441 which approximates cost for federal income tax purposes)—99.19%		17,238,978,441

Other assets in excess of liabilities—0.81%		141,119,662
Net assets—100.00%		$17,380,098,103

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 28.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$11,862,754,441	$—	$11,862,754,441
Repurchase agreements	—	5,376,224,000	—	5,376,224,000
Total	$—	$17,238,978,441	$—	$17,238,978,441

At April 30, 2017, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2017 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[3]	Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2017 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2017.
[4]	Illiquid investment at the period end.

See accompanying notes to financial statements.

25

Treasury Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
US government obligations—41.15%
US Treasury Bills
0.600%, due 07/20/17[1]	$45,000,000	$44,939,500
0.640%, due 06/15/17[1]	173,000,000	172,861,492
0.893%, due 09/28/17[1]	250,000,000	249,070,312
0.905%, due 10/19/17[1]	198,000,000	197,148,847
US Treasury Notes
0.625%, due 05/31/17	250,000,000	250,008,323
0.625%, due 08/31/17	300,000,000	299,800,087
0.625%, due 11/30/17	200,000,000	199,802,174
0.750%, due 06/30/17	100,000,000	100,027,902
0.750%, due 10/31/17	315,000,000	314,869,185
0.750%, due 12/31/17	150,000,000	149,883,537
0.750%, due 01/31/18	278,000,000	277,740,803
0.875%, due 05/15/17	250,000,000	250,034,011
0.875%, due 07/15/17	198,000,000	198,111,554
0.875%, due 08/15/17	397,000,000	397,018,495
0.875%, due 10/15/17	465,000,000	465,272,453
0.875%, due 11/30/17	365,000,000	365,040,563
0.875%, due 01/15/18	200,000,000	200,029,774
0.875%, due 01/31/18	97,000,000	97,019,660
0.962%, due 05/01/17[2]	400,000,000	400,069,221
0.990%, due 05/01/17[2]	353,000,000	352,995,223
0.992%, due 05/01/17[2]	411,000,000	410,998,556
0.996%, due 05/01/17[2]	419,200,000	419,211,557
1.000%, due 12/15/17	200,000,000	200,045,288
1.012%, due 05/01/17[2]	547,000,000	547,029,609
1.094%, due 05/01/17[2]	316,750,000	316,916,937
1.875%, due 08/31/17	100,000,000	100,392,315
1.875%, due 09/30/17	197,000,000	197,862,654
1.875%, due 10/31/17	162,000,000	162,809,038
2.750%, due 05/31/17	149,000,000	149,242,812
Total US government obligations (cost—$7,486,251,882)		7,486,251,882

Repurchase agreements—51.06%
Repurchase agreement dated 04/25/17 with Barclays Capital, Inc., 0.780% due 05/02/17, collateralized by $253,235,900 US Treasury Notes, 1.500% to 2.250% due 05/31/20 to 01/31/24 and $13,900 US Treasury Bonds Principal STRIP, zero coupon due 05/15/42; (value—$255,000,058); proceeds: $250,037,917	250,000,000	250,000,000
Repurchase agreement dated 04/26/17 with Barclays Capital, Inc., 0.780% due 05/03/17, collateralized by $52,706,600 US Treasury Bond, 4.500% due 02/15/36, $684,567,500 US Treasury Notes, 0.625% to 3.625% due 06/30/18 to 11/15/24, $403,500 US Treasury Bonds Principal STRIPs, zero coupon due 08/15/27 to 11/15/46 and $7,018,068 US Treasury Bonds STRIPs, zero coupon due 11/15/17 to 02/15/29; (value—$765,000,085); proceeds: $750,113,750	750,000,000	750,000,000

Security description	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/27/17 with Barclays Capital, Inc., 0.790% due 05/04/17, collateralized by $148,692,200 US Treasury Bonds, 2.750% to 3.875% due 08/15/40 to 08/15/42, $349,374,900 US Treasury Notes, 0.625% to 2.500% due 09/30/17 to 05/15/24 and $1,900 US Treasury Bonds Principal STRIPs, zero coupon due 08/15/39 to 11/15/46; (value—$510,000,066); proceeds: $500,076,806	$500,000,000	$500,000,000
Repurchase agreement dated 04/28/17 with Barclays Capital, Inc., 0.800% due 05/01/17, collateralized by $764,974,800 US Treasury Notes, 1.375% to 2.000% due 06/30/18 to 10/31/23 and $67 US Treasury Bonds STRIPs, zero coupon due 05/15/17 to 11/15/44; (value—$765,000,117); proceeds: $750,050,000	750,000,000	750,000,000
Repurchase agreement dated 04/28/17 with BNP Paribas SA, 0.820% due 05/01/17, collateralized by $154,945,000 US Treasury Bill, zero coupon due 05/11/17, $200 US Treasury Bond, 3.000% due 11/15/44, $336,038,200 US Treasury Notes, 0.625% to 4.000% due 11/30/17 to 01/31/24, $26,244,952 US Treasury Bond STRIPs, zero coupon due 05/15/36 to 02/15/38; (value—$510,000,000); proceeds: $500,034,167	500,000,000	500,000,000
Repurchase agreement dated 04/28/17 with Federal Reserve Bank of New York, 0.750% due 05/01/17, collateralized by $3,933,977,100 US Treasury Bonds, 3.000% to 8.000% due 11/15/21 to 05/15/42; (value—$4,450,278,243); proceeds: $4,450,278,125	4,450,000,000	4,450,000,000
Repurchase agreement dated 04/25/17 with Goldman Sachs & Co., 0.760% due 05/02/17, collateralized by $111,645,800 US Treasury Bond, 8.750% due 08/15/20 and $114,510,800 US Treasury Note, 1.500% due 12/31/18; (value—$255,000,009); proceeds: $250,036,944	250,000,000	250,000,000
Repurchase agreement dated 04/26/17 with Goldman Sachs & Co., 0.760% due 05/03/17, collateralized by $65,489,500 US Treasury Bill, zero coupon due 05/25/17 and $193,430,400 US Treasury Note, 1.125% due 06/30/21; (value—$255,000,094); proceeds: $250,036,944	250,000,000	250,000,000
Repurchase agreement dated 04/24/17 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.780% due 05/01/17, collateralized by $308,158,100 US Treasury Bond, 3.625% due 02/15/44 and $110,286,500 US Treasury Inflation Index Note, 0.125% due 07/15/26; (value—$459,000,008); proceeds: $450,068,250	450,000,000	450,000,000

26

Treasury Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/28/17 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.790% due 05/01/17, collateralized by $425,354,800 US Treasury Inflation Index Bond, 0.125% due 07/15/26 and $77,525,800 US Treasury Note, 2.000% due 11/15/26; (value—$499,800,006); proceeds: $490,032,258	$490,000,000	$490,000,000
Repurchase agreement dated 04/28/17 with Mitsubishi UFJ Securities USA, Inc., 0.770% due 05/01/17, collateralized by $100 US Treasury Bill, zero coupon due 04/26/18, $32,727,200 US Treasury Bonds, 3.875% to 8.875% due 02/15/19 to 02/15/41, $25,591,500 US Treasury Inflation Index Notes, 0.125% due 01/15/22 to 07/15/24, $4,440,900 US Treasury Notes, 0.750% to 2.250% due 01/31/18 to 09/30/23 and $175,000,000 US Treasury Bond Principal STRIP, zero coupon due 08/15/41; (value—$153,000,096); proceeds: $150,009,625	150,000,000	150,000,000
Repurchase agreement dated 04/25/17 with Mitsubishi UFJ Securities USA, Inc., 0.790% due 05/08/17, collateralized by $150,400 US Treasury Bills, zero coupon due 06/29/17 to 04/26/18, $36,484,100 US Treasury Bonds, 3.375% to 8.875% due 02/15/19 to 05/15/44, $97,584,600 US Treasury Inflation Index Notes, 0.125% to 1.375% due 01/15/20 to 01/15/26, $107,992,600 US Treasury Notes, 0.625% to 3.500% due 01/15/18 to 02/15/26 and $200 US Treasury Bond Principal STRIP, zero coupon due 05/15/44; (value—$255,000,055); proceeds: $250,071,319[3]	250,000,000	250,000,000

Security description	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/28/17 with State Street Bank and Trust Co., 0.050% due 05/01/17, collateralized by $400,000 US Treasury Bond, 8.125% due 08/15/21; (value—$511,964); proceeds: $497,002	$497,000	$497,000
Repurchase agreement dated 04/26/17 with Toronto-Dominion Bank, 0.770% due 05/03/17, collateralized by $1,214,800 US Treasury Bills, zero coupon due 06/22/17 to 08/31/17, $51,956,000 US Treasury Bonds, 2.500% to 4.375% due 11/15/39 to 11/15/45 and $205,047,400 US Treasury Notes, 0.875% to 1.875% due 11/30/18 to 04/30/23; (value—$255,000,071); proceeds: $250,037,431	250,000,000	250,000,000
Total repurchase agreements (cost—$9,290,497,000)		9,290,497,000
Total investments (cost—$16,776,748,882 which approximates cost for federal income tax purposes)—92.21%		16,776,748,882

Other assets in excess of liabilities—7.79%		1,418,245,797
Net assets—100.00%		$18,194,994,679

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 28.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government obligations	$—	$7,486,251,882	$—	$7,486,251,882
Repurchase agreements	—	9,290,497,000	—	9,290,497,000
Total	$—	$16,776,748,882	$—	$16,776,748,882

At April 30, 2017, there were no transfers between Level 1 and Level 2.

27

Treasury Master Fund

Portfolio of investments—April 30, 2017

Portfolio footnotes

[1]	Rates shown are the discount rates at date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2017 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[3]	Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2017 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2017.

Portfolio acronym

STRIP	Separate Trading of Registered Interest and Principal of Securities

See accompanying notes to financial statements.

28

Master Trust

Statement of assets and liabilities

April 30, 2017

	Government Master Fund	Treasury Master Fund
Assets:
Investments, at value (cost—$11,862,754,441 and $7,486,251,882, respectively)	$11,862,754,441	$7,486,251,882
Repurchase agreements, at value (cost—$5,376,224,000 and $9,290,497,000, respectively)	5,376,224,000	9,290,497,000
Total investments in securities, at value (cost—$17,238,978,441 and $16,776,748,882, respectively)	$17,238,978,441	$16,776,748,882
Cash	134,000,637	57,000,241
Receivable for investments sold	—	1,325,000,000
Receivable for interest	8,587,920	37,728,697
Total assets	17,381,566,998	18,196,477,820

Liabilities:
Payable to affiliate	1,468,895	1,483,141
Total liabilities	1,468,895	1,483,141

Net assets, at value	$17,380,098,103	$18,194,994,679

See accompanying notes to financial statements.

29

Master Trust

Statement of operations

For the year ended April 30, 2017

	Government Master Fund[1]	Treasury Master Fund
Investment income:

Interest	$75,886,367	$75,649,633
Expenses:

Investment advisory and administration fees	14,826,310	15,281,221
Trustees’ fees	123,495	161,872
Total expenses	14,949,805	15,443,093
Fee waivers by investment advisor	(2,848,652)	—
Net expenses	12,101,153	15,443,093
Net investment income	63,785,214	60,206,540
Net realized gains	461,078	207,023
Net increase in net assets resulting from operations	$64,246,292	$60,413,563

[1]	Commenced operations on June 24, 2016.

See accompanying notes to financial statements.

30

Master Trust

Statement of changes in net assets

Government Master Fund
For the period from June 24, 2016[1] to April 30, 2017

From operations:

Net investment income	$63,785,214
Net realized gains	461,078
Net increase in net assets resulting from operations	64,246,292
Net increase in net assets from beneficial interest transactions	17,315,851,811
Net increase in net assets	17,380,098,103

Net assets:

Beginning of period	—
End of period	$17,380,098,103

[1]	Commencement of operations.

	Treasury Master Fund
	For the years ended April 30,
	2017	2016
From operations:

Net investment income	$60,206,540	$9,636,567
Net realized gains	207,023	935,343
Net increase in net assets resulting from operations	60,413,563	10,571,910
Net increase (decrease) in net assets from beneficial interest transactions	6,250,670,117	(762,944,902)
Net increase (decrease) in net assets	6,311,083,680	(752,372,992)
Net assets:

Beginning of year	11,883,910,999	12,636,283,991
End of year	$18,194,994,679	$11,883,910,999

See accompanying notes to financial statements.

31

Government Master Fund

Financial highlights

Selected financial data throughout the period is presented below:

For the period from June 24, 2016[1] to April 30, 2017
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]
Expenses after fee waivers	0.08%[2]
Net investment income	0.43%[2]
Supplemental data:
Total investment return[3]	0.35%
Net assets, end of period (000’s)	$17,380,098

[1]	Commencement of operations.
[2]	Annualized.
[3]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

32

Treasury Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2017	2016	2015	2014	2013
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.09%	0.06%	0.06%	0.10%[1]
Net investment income	0.39%	0.08%	0.01%	0.01%	0.05%
Supplemental data:
Total investment return[2]	0.38%	0.09%	0.01%	0.01%	0.05%
Net assets, end of year (000’s)	$18,194,995	$11,883,911	$12,636,284	$12,511,157	$12,225,550

[1]	Waiver by advisor represents less than 0.005%.
[2]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

33

Master Trust

Notes to financial statements

Organization and significant accounting policies

Government Master Fund and Treasury Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. Treasury Master Fund commenced operations on August 28, 2007, and Government Master Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In August 2014, the FASB issued Accounting Standard Update No. 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40): “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern” (“ASU 2014-15”). The update provides guidance about management’s responsibility to evaluate whether there is substantial doubt about the entity’s ability to continue as a going concern and to provide related footnote disclosure. Management has evaluated relevant conditions and events, which are known and reasonably knowable, and has determined that there are no conditions and events that raise substantial doubt about the Fund’s ability to continue as a going concern.

The following is a summary of significant accounting policies:

Valuation of investments—Under Rule 2a-7 under the 1940 Act, Government Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7 under the 1940 Act, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As “government money market funds”, Government Master Fund and Treasury Master Fund value their investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund and Treasury Master Fund is performed in an effort to ensure that amortized cost approximates market value.

34

Master Trust

Notes to financial statements

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Master Funds’ portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Master Fund’s Portfolio of investments.

Liquidity fee and/or redemption gates—By operating as “government money market funds”, Government Master Fund and Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund and Treasury Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is

35

Master Trust

Notes to financial statements

accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 under the 1940 Act or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM in accordance with an exemptive order granted by the SEC pursuant to Section 17(d) of the 1940 Act and Rule 17d-1 thereunder. Government Master Fund and Treasury Master Fund may engage in repurchase agreements as part of normal investing strategies.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At April 30, 2017, each Master Fund owed UBS AM for investment advisory and administration services as follows:

Fund	Amounts owed to UBS AM
Government Master Fund	$1,506,592
Treasury Master Fund	1,524,138

36

Master Trust

Notes to financial statements

In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets. At

April 30, 2017, UBS AM was obligated to reduce its management fees, otherwise receivable by UBS AM, for independent trustees’ fees and expenses as follows:

Fund
Government Master Fund	$37,697
Treasury Master Fund	40,997

Effective August 22, 2016 through December 31, 2016, with respect to Government Master Fund only, UBS AM had agreed to voluntarily waive 0.04% of its management fee. Effective January 1, 2017 through January 31, 2017, with respect to Government Master Fund only, UBS AM had agreed to voluntarily waive 0.02% of its management fee. At April 30, 2017, UBS AM owed Government Master Fund, and for the period ending to April 30, 2017, UBS AM voluntarily waived, the below amounts; amounts waived are not subject to future recoupment:

Fund	Amount owed by UBS AM	Amount waived by UBS AM
Government Master Fund	$—	$2,848,652

In addition, UBS AM may voluntarily undertake to waive fees in the event that Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2017, and during the period ended April 30, 2017, UBS AM did not owe and/or waive fees under such an additional fee waiver undertaking. Such waived fees are not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the period ended April 30, 2017, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Government Master Fund	$129,791,264
Treasury Master Fund	—

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Fund’s investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

37

Master Trust

Notes to financial statements

Beneficial interest transactions

Government Master Fund

For the period from June 24, 2016[1] to April 30, 2017
Contributions	$51,345,380,769
Withdrawals	(34,029,528,958)
Net increase in beneficial interest	$17,315,851,811

Treasury Master Fund

	For the years ended April 30,
	2017	2016
Contributions	$38,470,416,999	$28,255,411,545
Withdrawals	(32,219,746,882)	(29,018,356,447)
Net increase (decrease) in beneficial interest	$6,250,670,117	$(762,944,902)

[1]	Commencement of operations.

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded, as of April 30, 2017, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended April 30, 2017, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2017, and since inception for Government Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

38

Master Trust

Report of independent registered public accounting firm

To the Interest holders and Board of Trustees of Master Trust

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Government Master Fund and Treasury Master Fund (two of the series constituting Master Trust (the “Trust”)) as of April 30, 2017, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2016 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government Master Fund and Treasury Master Fund at April 30, 2017, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

New York, New York

June 29, 2017

39

Master Trust

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP.

Proxy voting policies, procedures and record

You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

40

UBS Select Capital Funds

Supplemental information (unaudited)

Board of Trustees & Officers

The Funds are governed by a Board of Trustees which oversees each Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Funds’ Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Name, Address, and age	Position(s) held with trust	Term of office† and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorships held by Trustee
Meyer Feldberg††; 75 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee	Since 1998	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since 2005). Professor Feldberg also served as president of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promoted interaction with other cities around the world) (2007-2014). Prior to 2004, he was Dean and Professor of Management and Ethics of the Graduate School of Business at Columbia University (since 1989). From 1992 to 2016, Professor Feldberg was a director of Macy’s, Inc. (operator of department stores). From 1997 to 2017, Professor Feldberg was a director of Revlon, Inc. (cosmetics).	Professor Feldberg is a director or trustee of 15 investment companies (consisting of 55 portfolios) for which UBS AM or an affiliate serves as investment advisor or manager.	Professor Feldberg is also a director of the New York City Ballet.

41

UBS Select Capital Funds

Supplemental information (unaudited)

Independent Trustees

Name, Address, and age	Position(s) held with trust	Term of office† and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorships held by Trustee
Richard Q. Armstrong; 81 c/o Keith A. Weller Assistant Fund Secretary UBS Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee); Since 2004 (Chairman of the Board of Trustees)	Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since 1991 and principal occupation since 1995). Mr. Armstrong was president or chairman of a number of international packaged goods companies (responsible for such brands as Canada Dry, Dr. Pepper, Adirondack Beverages, and Moët Hennessey, among many others) (from 1982 to 1995).	Mr. Armstrong is a director or trustee of 10 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.	None
Alan S. Bernikow; 76 207 Benedict Ave. Staten Island, NY 10314	Trustee	Since 2005	Mr. Bernikow is retired. Previously, he was deputy chief executive officer at Deloitte & Touche (international accounting and consulting firm). From 2003 to March 2017, Mr. Bernikow was also a director of Destination XL Group, Inc. (menswear) (and served as a member of its nominating and corporate governance committee).	Mr. Bernikow is a director or trustee of 10 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of its compensation committee), the lead director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee). He is also the lead director of FCB Financial Holdings, Inc. (banking) (and serves as the chair of its audit committee and member of the nominating and governance committee and compensation committee).
Richard R. Burt; 70 McLarty Associates 900 17th Street NW, Washington, D.C. 20006	Trustee	Since 1998	Mr. Burt is a managing director of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009. Prior to 2007, he was chairman of Diligence Inc. (international information and risk management firm).	Mr. Burt is a director or trustee of 10 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe, Russia and Turkey Fund, Inc., The European Equity Fund, Inc. and The New Germany Fund, Inc. (and serves as a member of each such fund’s audit, nominating and governance committees).
Bernard H. Garil; 76 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a director or trustee of 10 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Garil is also a director of OFI Global Trust Company (commercial trust company), The Leukemia & Lymphoma Society (voluntary health organization) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

42

UBS Select Capital Funds

Supplemental information (unaudited)

Independent Trustees (concluded)

Name, Address, and age	Position(s) held with trust	Term of office† and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorships held by Trustee
Heather R. Higgins; 57 c/o Keith A. Weller Assistant Fund Secretary UBS Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or has served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).	Ms. Higgins is a director or trustee of 10 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.	None
David Malpass; 61 c/o Keith A. Weller Assistant Fund Secretary UBS Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee	Since 2014	Mr. Malpass is the president and founder of Encima Global, LLC (economic research and consulting) (since 2008). From 1993 until 2008, he was Chief Economist and Senior Managing Director of Bear, Stearns & Co. (financial services firm).	Mr. Malpass is a director or trustee of 10 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Malpass is also a director of New Mountain Finance Corp. (business development company) (and serves as a member of its audit committee).

43

UBS Select Capital Funds

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Joseph Allessie*; 51	Chief Compliance Officer	Since 2014	Mr. Allessie is a managing director (since 2015) (prior to which he was an executive director (from 2007 to 2015)) at UBS AM and UBS Asset Management (US) Inc. (collectively, “UBS AM—Americas region”). Mr. Allessie is head of compliance and operational risk control for the UBS Asset Management Division in the Americas with oversight for traditional and alternative investment businesses in Canada, the US and Cayman Islands. Prior to that he served as deputy general counsel of UBS AM—Americas region (from 2005 to 2014). Mr. Allessie is the chief compliance officer (prior to which he was interim chief compliance officer (from January to July 2014)) and had served as a vice president and assistant secretary (from 2005 to 2016) of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
Rose Ann Bubloski*; 49	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director (from 2008 to 2012)) and senior manager of registered fund product control of UBS AM—Americas region. She is vice president and assistant treasurer of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
Mark E. Carver*; 53	President	Since 2010	Mr. Carver is a managing director and head of product development and management for UBS AM—Americas region (since 2008). In this role, he oversees product development and management for both wholesale and institutional businesses. He is a member of the Americas Management Committee (since 2008) and the Regional Operating Committee (since 2008). Mr. Carver is president of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
Lisa N. DiPaolo*; 39	Vice President	Since 2015	Ms. DiPaolo is a director (since 2008) and portfolio manager (since 2015) at UBS AM—Americas region. Ms. DiPaolo joined UBS AM—Americas region in 2000 and has been a municipal securities analyst on the tax-free fixed income team. Ms. DiPaolo is a vice president of four investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Thomas Disbrow*; 51	Vice President and Treasurer	Since 2000 (Vice President); Since 2004 (Treasurer)	Mr. Disbrow is a managing director (since 2011) (prior to which he was an executive director (from 2007 to 2011)) and since January 2016 is global head of registered fund product control (prior to which he was head of the North American fund treasury administration department of UBS AM—Americas region (from 2011-2015)). Mr. Disbrow is a vice president and treasurer and/or principal accounting officer of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
Elbridge T. Gerry III*; 60	Vice President	Since 1999	Mr. Gerry is a managing director and co-head of municipal investments of UBS AM—Americas region (head from 2001 to June 2017; co-head from June 2017 to present). Mr. Gerry is a vice president of four investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Charles W. Grande*; 53	Vice President	Since May 2017	Mr. Grande is a managing director, co-head of municipal investments (since June 2017) and head of municipal credit research (since 2009) with UBS AM—Americas region. Mr. Grande is a vice president of two investment companies (consisting of 25 portfolios) for which UBS AM serves as investment advisor or manager.
Mark F. Kemper**; 59	Vice President and Secretary	Since 2004	Mr. Kemper is a managing director and general counsel of UBS AM—Americas region (since 2006 and 2004 respectively). He has been secretary or assistant secretary of UBS AM (Americas) Inc., and UBS Asset Management Trust Company (since 1993). Mr. Kemper is vice president and secretary of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager. Mr. Kemper is employed by UBS Business Solutions US LLC.

44

UBS Select Capital Funds

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Joanne M. Kilkeary*; 49	Vice President and Assistant Treasurer	Since 2004	Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director (from 2008 to 2013)) and a senior manager (since 2004) of registered fund product control of UBS AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
Tammie Lee*; 46	Vice President and Assistant Secretary	Since 2005	Ms. Lee is an executive director with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region (since 2010) (prior to which she was a director (from 2005 to 2010)) and associate general counsel (since 2005). Ms. Lee is a vice president and assistant secretary of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
William T. MacGregor*; 41	Vice President and Assistant Secretary	Since 2015	Mr. MacGregor is an executive director and deputy general counsel with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region (since September 2015). From June 2012 through July 2015, Mr. MacGregor was Senior Vice President, Secretary and Associate General Counsel of AXA Equitable Funds Management Group, LLC and from May 2008 through July 2015, Mr. MacGregor was Lead Director and Associate General Counsel of AXA Equitable Life Insurance Company. Mr. MacGregor is a vice president and assistant secretary of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
Ryan Nugent*; 39	Vice President	Since 2009	Mr. Nugent is an executive director (since 2017) (prior to which he was a director (since 2010)), portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS AM—Americas region. Mr. Nugent is a vice president of four investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Nancy Osborn*; 51	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a senior manager of registered fund product control of UBS AM—Americas region (since 2006). Mrs. Osborn is a vice president and assistant treasurer of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
Robert Sabatino**; 43	Vice President	Since 2001	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director (from 2007 to 2010)), global head of liquidity, portfolio management (since 2015), head of US taxable money markets (from 2009 to 2015), and portfolio manager of UBS AM—Americas region in the short duration fixed income group (since 2001). Mr. Sabatino is a vice president of four investment companies (consisting of 29 portfolios) for which UBS AM serves as investment advisor or manager.
Eric Sanders*; 51	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
David Walczak**; 33	Vice President	Since 2016	Mr. Walczak is an executive director (since January 2016), head of US taxable money markets (since January 2015) and portfolio manager of UBS AM—Americas region. Mr. Walczak is a vice president of five investment companies (consisting of 44 portfolios) for which UBS AM serves as investment advisor or manager.
Keith A. Weller*; 55	Vice President and Assistant Secretary	Since 1998	Mr. Weller is an executive director and senior associate general counsel with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.

45

UBS Select Capital Funds

Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Mandy Yu*; 33	Vice President	Since 2013	Ms. Yu is an associate director (since 2015) (prior to which she was an authorized officer (from 2012 to 2015)) and tax compliance manager (since 2013) of registered fund product control of UBS AM—Americas region. She was a fund treasury manager (from 2012 to 2013) and a mutual fund administrator (from 2007 to 2012) for UBS AM—Americas region. Ms. Yu is a vice president of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.

*	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
**	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.
†	Each trustee holds office for an indefinite term. Officers are appointed by the trustees and serve at the pleasure of the Board.
††	Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), because he is a senior advisor to Morgan Stanley, a financial services firm with which the Funds may conduct transactions.

46

Trustees

Richard Q. Armstrong

Chairman

Alan S. Bernikow

Richard R. Burt

Meyer Feldberg

Bernard H. Garil

Heather R. Higgins

David Malpass

Principal Officers

Mark E. Carver

President

Mark F. Kemper

Vice President and Secretary

Thomas Disbrow

Vice President and Treasurer

Robert Sabatino

Vice President

David J. Walczak

Vice President

Administrator (and Manager for the Master Funds)

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter (for the feeder funds)

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

This report is not to be used in connection with the offering of shares in the Funds unless accompanied or preceded by an effective prospectus.

©UBS 2017. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S1522

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a “Code of Conduct” to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended.)

Item 3. Audit Committee Financial Expert.

The registrant’s Board has determined that the following person serving on the registrant’s Audit Committee is an “audit committee financial expert” as defined in item 3 of Form N-CSR: Alan S. Bernikow. Mr. Bernikow is independent as defined in item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees:

For the fiscal years ended April 30, 2017 and April 30, 2016, the aggregate Ernst & Young LLP (E&Y) audit fees for professional services rendered to the registrant were approximately $390,723 and $297,269, respectively.

Fees included in the audit fees category are those associated with the annual audits of financial statements and services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees:

In each of the fiscal years ended April 30, 2017 and April 30, 2016, the aggregate audit-related fees billed by E&Y for services rendered to the registrant that are reasonably related to the performance of the audits of the financial statements, but not reported as audit fees, were approximately $54,378 and $38,350, respectively.

Fees included in the audit-related fees category are those associated with the reading and providing of comments on the 2016 and 2015 semiannual financial statements.

There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(c)	Tax Fees:

In each of the fiscal years ended April 30, 2017 and April 30, 2016, the aggregate tax fees billed by E&Y for professional services rendered to the registrant were approximately $197,555 and $140,855, respectively.

Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audits. This category comprises fees for review of tax compliance, tax return preparation and excise tax calculations.

There were no tax fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)	All Other Fees:

In each of the fiscal years ended April 30, 2017 and April 30, 2016, there were no fees billed by E&Y for products and services, other than the services reported in Item 4(a)-(c) above, rendered to the registrant.

Fees included in the all other fees category would consist of services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant.

There were no “all other fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant’s Audit Committee (“audit committee”) has adopted an “Audit Committee Charter (Amended and Restated as of September 14, 2016)” (the “charter”). The charter contains the audit committee’s pre-approval policies and procedures. Reproduced below is an excerpt from the charter regarding pre-approval policies and procedures:

The [audit]Committee shall:

…

2.

Pre-approve (a) all audit and permissible non-audit services[1] to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to UBS AM and any Covered Service Providers, if the engagement relates directly to the operations and financial reporting of the Fund. In carrying out this responsibility, the Committee shall seek periodically from UBS AM and from the independent auditors a list of such audit and permissible non-audit services that can be expected to be rendered to the Fund, UBS AM or any Covered Service Providers by the Fund’s independent auditors, and an estimate of the fees sought to be paid in connection with such services. The Committee has delegated its responsibility to pre-approve any such audit and permissible non-audit services not exceeding $100,000 (excluding reasonable out-of-pocket expenses) on an annual basis to the Chairperson. All such pre-approvals will be reported to the full Committee on a quarterly basis at the Committee’s next regularly scheduled meeting after the pre-approval. The Committee may not delegate to management its responsibility to pre-approve services to be performed by the independent auditor. Requests or applications to provide services that require specific pre-approval by the Committee or the

Chairperson will be submitted by both the Fund’s independent auditors and the Fund’s Treasurer or other designated Fund officer and must include a joint statement as to whether, in their view, the request or application is consistent with SEC rules on auditor independence. From year to year, the Committee shall report to the Board whether this system of pre-approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies and procedures as the Committee shall approve, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than UBS AM or the Fund’s officers).

1 The Committee will not approve non-audit services that the Committee believes may taint the independence of the auditors. Currently, permissible non-audit services include any professional services (including tax services) that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment advisor or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, UBS AM and any service providers controlling, controlled by or under common control with UBS AM that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors (during the fiscal year in which the permissible non-audit services are provided) by (a) the Fund, (b) UBS AM and (c) any entity controlling, controlled by, or under common control with UBS AM that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)	(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2017 and April 30, 2016 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2017 and April 30, 2016 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

Tax Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2017 and April 30, 2016 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2017and April 30, 2016 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

All Other Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2017 and April 30, 2016 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2017 and April 30, 2016 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

(f)	For the fiscal year ended April 30, 2017, if greater than 50%, specify the percentage of hours spent on the audit of the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of E&Y. According to E&Y, such amount was below 50%; therefore, disclosure item not applicable for this filing.

(g)

For the fiscal years ended April 30, 2017 and April 30, 2016, the aggregate fees billed by E&Y of $376,933 and $481,252, respectively, for non-audit services rendered on behalf of the registrant (“covered”), its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser (“non-covered”) that provides (or provided during the relevant fiscal period) services to the registrant for each of the last two fiscal years of the registrant is shown in the table below:

	2017	2016
Covered Services	$251,933	$179,205
Non-Covered Services	125,000	302,047

(h)	The registrant’s audit committee was not required to consider whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Asset Management, UBS Building, One North Wacker Drive, Chicago, IL 60606, Attn: Mark Kemper, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a “Code of Conduct”) is filed herewith as Exhibit EX-99.CODE ETH.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)

(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

(c)	Disclosure pursuant to Section 13(r) of the Securities Exchange Act of 1934, as amended, is attached hereto as Exhibit EX-99.IRANNOTICE.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Money Series

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 10, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 10, 2017

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	July 10, 2017